        As filed with the Securities and Exchange Commission on July 15, 1997
                                   File No. 33-9645
                                  File No. 811-4881

--------------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 43

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 45

--------------------------------------------------------------------------------
                                    NORWEST FUNDS
(Formerly "Norwest Advantage Funds" and "Norwest Funds" and prior thereto "Prime
                                 Value Funds, Inc.")
                (Exact Name of Registrant as Specified in its Charter)

                                 Two Portland Square
                                Portland, Maine 04101
                       (Address of Principal Executive Office)

          Registrant's Telephone Number, including Area Code: (207) 879-1900
--------------------------------------------------------------------------------

                             Catherine S. Wooledge, Esq.
                            Forum Financial Services, Inc.
                     Two Portland Square, Portland, Maine  04101
                       (Name and Address of Agent for Service)

                             Copies of Communications to:
                              Anthony C.J. Nuland, Esq.
                                   Seward & Kissel
                                 1200 G Street, N.W.
                               Washington, D.C.  20005
--------------------------------------------------------------------------------

                It is proposed that this filing will become effective:

         immediately upon filing pursuant to Rule 485, paragraph (b)
-------
         on [     ] pursuant to Rule 485, paragraph (b)
-------
         60 days after filing pursuant to Rule 485, paragraph (a)(i)
-------
  X      on October 1, 1997 pursuant to Rule 485, paragraph (a)(i)
-------
         75 days after filing pursuant to Rule 485, paragraph (a)(ii)
-------
         on [     ] pursuant to Rule 485, paragraph (a)(ii)
-------
         this post-effective amendment designates a new effective date for a
-------
         previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its various portfolios with a May 31 fiscal year end on July 26, 1996.
READY CASH INVESTMENT FUND, STABLE INCOME FUND, TOTAL RETURN BOND FUND, INDEX FUND, INCOME EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY STOCK FUND, SMALL COMPANY GROWTH FUND, SMALL CAP OPPORTUNITIES FUND AND INTERNATIONAL FUND OF REGISTRANT ARE CURRENTLY STRUCTURED AS FEEDER FUNDS. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE REGISTRANTS WHOSE PORTFOLIOS ARE MASTER FUNDS: SCHRODER CAPITAL FUNDS AND CORE TRUST (DELAWARE).

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(a))

                                        PART A
                            (Prospectus offering I Shares)



Form N-1A                                         Location in Prospectus
Item No.       (Caption)                          (Caption)
---------      ------------------------           ----------------------

Item 1.       Cover Page                         Cover Page

Item 2.       Synopsis                           Summary

Item 3.       Condensed Financial                Financial Highlights; Other
              Information                        Information - Performance
                                                 Information

Item 4.       General Description of             Summary; Investment Objectives
              Registrant                         and Policies; Additional
                                                 Investment Policies and Risk
                                                 Considerations; and Other
                                                 Information - The Trust and
                                                 Its Shares; The Trust and Its
                                                 Shares - Core Trust Structure

Item 5.       Management of the Fund             Summary; Management

Item 5A.      Management's Discussion of         Not Applicable
              Fund Performance

Item 6.       Capital Stock and                  Cover; Dividends,
              Other Securities                   Distributions and Tax Matters;
                                                 Other Information - The Trust
                                                 and Its Shares; The Trust and
                                                 Its Shares - Core Trust
                                                 Structure

Item 7.       Purchase of Securities             Purchases and Redemptions of
              Being Offered                      Shares; Management,
                                                 Administration and
                                                 Distribution Services

Item 8.       Redemption or Repurchase           Purchases and Redemptions of
                                                 Shares

Item 9.       Pending Legal Proceedings          Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(A))

                                        PART A
                    (Prospectuses offering A Shares and B Shares)


FORM N-1A
 ITEM NO.            (CAPTION)              LOCATION IN PROSPECTUS (CAPTION)
---------     ----------------------        --------------------------------
Item 1.       Cover Page                    Cover Page

Item 2.       Synopsis                      Prospectus Summary

Item 3.       Condensed Financial           Financial Highlights; Other
              Information                   Information - Performance
                                            Information
Item 4.       General Description of
              Registrant                    Prospectus Summary; Investment
                                            Objectives and Policies; Additional
                                            Investment Policies and Risk
                                            Considerations; and Other
                                            Information - The Trust and Its
                                            Shares

Item 5.       Management of the Fund        Prospectus Summary; Management

Item 5A.      Management's Discussion of
              Fund Performance              Not Applicable

Item 6.       Capital Stock and
              Other Securities              Cover; Dividends and Tax Matters;
                                            Other Information - The Trust and
                                            Its Shares

Item 7.       Purchase of Securities        How To Buy Shares; Management,
              Being Offered                 Administration and Distribution
                                            Services

Item 8.       Redemption or Repurchase      How To Sell Shares

Item 9.       Pending Legal Proceedings     Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(a))

                                        PART B

                                                  Location in Statement of
Form N-1A                                         Additional Information
Item No        (Caption)                          (Caption)
---------      -----------------------            ------------------------

Item 10.      Cover Page                         Cover Page

Item 11.      Table of Contents                  Cover Page

Item 12.      General Information
              and History                        Prospectus

Item 13.      Investment Objectives              Investment Policies;
              and Policies                       Investment Limitations

Item 14.      Management of the Fund             Management; Additional
                                                 Information about the Trust
                                                 and the Shareholders of the
                                                 Funds

Item 15.      Control Persons and Principal      Additional Information about
              Holders of Securities              the Trust; Shareholdings

Item 16.      Investment Advisory and            Management
              Other Services

Item 17.      Brokerage Allocation and           Portfolio Transactions
              Other Practices

Item 18.      Capital Stock and Other            Additional Information about
              Securities                         the Trust; Shareholdings

Item 19.      Purchase, Redemption and           Additional Purchase and
              Pricing of Securities Being        Redemption Information
              Offered

Item 20.      Tax Status                         Taxation

Item 21.      Underwriters                       Management - Administration
                                                 and Distribution

Item 22.      Calculation of Performance         Performance and Advertising
              Data                               Data

Item 23       Financial Statements               Other Information - Financial
                                                 Statements

                             NORWEST ADVANTAGE FUNDS



                                 OCTOBER 1, 1997

                               MONEY MARKET FUNDS

                              CASH INVESTMENT FUND
                           READY CASH INVESTMENT FUND
                              U.S. GOVERNMENT FUND
                                  TREASURY FUND
                           MUNICIPAL MONEY MARKET FUND

                               FIXED INCOME FUNDS

                               STABLE INCOME FUND
                          SHORT GOVERNMENT INCOME FUND
                       INTERMEDIATE GOVERNMENT INCOME FUND
                              DIVERSIFIED BOND FUND
                                   INCOME FUND
                             TOTAL RETURN BOND FUND

                           TAX-FREE FIXED INCOME FUNDS

                           LIMITED TERM TAX-FREE FUND
                              TAX-FREE INCOME FUND
                             COLORADO TAX-FREE FUND
                      MINNESOTA INTERMEDIATE TAX-FREE FUND
                             MINNESOTA TAX-FREE FUND

                                 BALANCED FUNDS

                           CONSERVATIVE BALANCED FUND
                             MODERATE BALANCED FUND
                              GROWTH BALANCED FUND
                            AGGRESSIVE BALANCED FUND

                                  EQUITY FUNDS

                                   INDEX FUND
                               INCOME EQUITY FUND
                            VALUGROWTH SM STOCK FUND
                             DIVERSIFIED EQUITY FUND
                               GROWTH EQUITY FUND
                            LARGE COMPANY GROWTH FUND
                            SMALL COMPANY STOCK FUND
                            SMALL COMPANY GROWTH FUND
                           DIVERSIFIED SMALL CAP FUND
                          SMALL CAP OPPORTUNITIES FUND
                              CONTRARIAN STOCK FUND
                               INTERNATIONAL FUND

                                Not FDIC Insured

--------------------------------------------------------------------------------
PROSPECTUS

OCTOBER 1, 1997

This Prospectus offers shares of thirty-two separate portfolios (each a "Fund" and collectively the "Funds") of Norwest Advantage Funds (the "Trust"), which is a registered, open-end, management investment company, as follows: (i) five MONEY MARKET FUNDS - Shares of Cash Investment Fund, Investor Shares of Ready Cash Investment Fund, Shares of U.S. Government Fund, Treasury Fund and Institutional and Investor Shares of Municipal Money Market Fund (the "Money Market Funds"); (ii) I Shares of six FIXED INCOME FUNDS - Stable Income Fund, Short Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund and Total Return Bond Fund (the "Fixed Income Funds");
(iii) I Shares of five TAX-FREE FIXED INCOME FUNDS - Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund (the "Tax-Free Fixed Income Funds"); (iv) I Shares of four BALANCED FUNDS - Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Fund (the "Balanced Funds"); and (v) I Shares of twelve EQUITY FUNDS - Index Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund (the "Equity Funds"). The Institutional Shares, Investor Shares, shares of Cash Investment Fund, U.S. Government Fund and Treasury Fund (which offer a single class of shares) and I Shares offered in this Prospectus are collectively referred to as "Shares."

READY CASH INVESTMENT FUND, STABLE INCOME FUND, TOTAL RETURN BOND FUND, INDEX FUND, INCOME EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY STOCK FUND, SMALL COMPANY GROWTH FUND, SMALL CAP OPPORTUNITIES FUND and INTERNATIONAL FUND each seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of another registered, open-end, management investment company with the same investment objective. See "Summary" and "Other Information -- Core and Gateway--Registered Trademark-- Structure."

CASH INVESTMENT FUND, DIVERSIFIED BOND FUND, CONSERVATIVE BALANCED FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND and DIVERSIFIED SMALL CAP FUND each seeks to achieve its investment objective by investing in various portfolios of another registered open-end, management investment company, each of which invests using a different investment style. See "Summary" and "Other Information -- Core and Gateway Structure."

Each other Fund seeks to achieve its investment objective by investing directly in portfolio securities.

Shares of Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund are offered solely to residents of Colorado and Minnesota, respectively.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") with respect to each Fund dated October 1, 1997, as may be further amended from time to time, which is available for reference on the SEC's Web Site (http://www.sec.gov) and which contains more detailed information about the Trust and each of the Funds and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling (207) 879-0001. Investors should read this Prospectus and retain it for future reference.

NORWEST ADVANTAGE FUNDS IS A FAMILY OF MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK OR BANK AFFILIATE

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT ANY OF THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR

ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                        PAGE
 1.  SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 2.  FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . . . . . .
 3.  INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . . . . . .
     Money Market Funds. . . . . . . . . . . . . . . . . . . . . . . . .
     Fixed Income Funds. . . . . . . . . . . . . . . . . . . . . . . . .
     Tax-Free Income Funds . . . . . . . . . . . . . . . . . . . . . . .
     Balanced Funds. . . . . . . . . . . . . . . . . . . . . . . . . . .
     Equity Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Core Portfolio Descriptions . . . . . . . . . . . . . . . . . . . .
 4.  ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS. . . . . . .

     General Information . . . . . . . . . . . . . . . . . . . . . . . .
     Common Policies of the Funds. . . . . . . . . . . . . . . . . . . .
 5.  MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . .
     Investment Advisory Services. . . . . . . . . . . . . . . . . . . .
     Management, Administration and Distribution Services. . . . . . . .
     Shareholder Servicing and Custody . . . . . . . . . . . . . . . . .
     Expenses of the Funds . . . . . . . . . . . . . . . . . . . . . . .
 6.  PURCHASES AND REDEMPTIONS OF SHARES . . . . . . . . . . . . . . . .
     General Purchase Information. . . . . . . . . . . . . . . . . . . .
     Purchase Procedures . . . . . . . . . . . . . . . . . . . . . . . .
     General Redemption Information. . . . . . . . . . . . . . . . . . .
     Redemption Procedures . . . . . . . . . . . . . . . . . . . . . . .
     Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Shareholder Services* . . . . . . . . . . . . . . . . . . . . . . .
 7.  DIVIDENDS AND TAX MATTERS . . . . . . . . . . . . . . . . . . . . .
     Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Tax Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 8.  OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .
     Banking Law Matters . . . . . . . . . . . . . . . . . . . . . . . .
     Determination of Net Asset Value. . . . . . . . . . . . . . . . . .
     Performance Information . . . . . . . . . . . . . . . . . . . . . .
     The Trust and Its Shares. . . . . . . . . . . . . . . . . . . . . .
     Core and Gateway Structure. . . . . . . . . . . . . . . . . . . . .
     APPENDIX A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Investments, Investment Strategies and Risk Considerations. . . . .

1.  SUMMARY

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

WHO SHOULD INVEST

I Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Institutional Shares and the single class of shares offered by each of Cash Investment Fund, U.S. Government Fund and Treasury Fund and are designed primarily for institutional clients. Investor Shares are designed for retail investors and incur more expenses than Institutional Shares. While no single Fund is intended to provide a complete or balanced investment program, each can serve as a component of an investor's investment program.

THE FUNDS

Shares of thirty-four Funds are offered by this Prospectus: (i) five MONEY MARKET FUNDS - shares of Cash Investment Fund, Institutional and Investor Shares of Ready Cash Investment Fund, Shares of U.S. Government Fund, Treasury Fund and Institutional and Investor Shares of Municipal Money Market Fund; (ii) I Shares of six FIXED INCOME FUNDS - Stable Income Fund, Short Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund and Total Return Bond Fund; (iii) I Shares of five TAX-FREE FIXED INCOME FUNDS - Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax--Free Fund and Minnesota Tax-Free Fund; (iv) I Shares of four BALANCED FUNDS - Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Fund; and (v) I Shares twelve EQUITY FUNDS - Index Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund. Only the Shares indicated are offered by this Prospectus. Other classes of shares of a Fund that currently offers other classes of shares, are offered by separate prospectuses that may be obtained by contacting the Trust. Shares of each class of each Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, have the same rights. See "Other Information -- The Trust and Its Shares."


MONEY MARKET FUNDS

[EACH OF THE MONEY MARKET FUNDS (EXCEPT MUNICIPAL MONEY MARKET FUND)] seeks to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Municipal Money Market Fund seeks to provide high current income which is exempt from federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. CASH INVESTMENT FUND and READY CASH INVESTMENT FUND each pursue their investment objectives by investing in a broad spectrum of high quality money market instruments of United States and foreign issuers. U.S. GOVERNMENT FUND pursues its investment objective by investing primarily in securities that are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. TREASURY FUND pursues its investment objective by investing solely in obligations that are issued or guaranteed by the United States Treasury. MUNICIPAL MONEY MARKET FUND pursues its investment objective by investing primarily in tax-exempt municipal securities.

FIXED INCOME FUNDS


STABLE INCOME FUND seeks to maintain safety of principal and provide low volatility total return by investing primarily in investment grade short-term obligations. SHORT GOVERNMENT INCOME FUND seeks to provide income and safety of principal by investing primarily in U.S. Government Securities. INTERMEDIATE GOVERNMENT INCOME FUND seeks income and safety of principal by investing primarily in U.S. Government Securities. The Fund seeks to moderate its volatility by using a conservative approach in structuring the maturities of its investment portfolio. DIVERSIFIED BOND FUND seeks to provide total return by diversifying its investments among different fixed-income investment styles. This objective is pursued through investments in several fixed income styles. INCOME FUND seeks to provide total return consistent with current income. This objective is pursued by investing in a portfolio of fixed income securities issued by domestic and foreign issuers. TOTAL RETURN BOND FUND seeks total return. This objective is pursued by investing in a portfolio of U.S. Government and investment-grade corporate fixed income securities.

TAX-FREE FIXED INCOME FUNDS

LIMITED TERM TAX-FREE FUND seeks to produce current income exempt from Federal income taxes. The Fund pursues this objective by investing primarily in a portfolio of investment grade fixed income securities the interest on which is free from federal income tax, and maintains an average dollar weighted portfolio maturity of between 1 and 5 years. TAX-FREE INCOME FUND seeks to produce current income exempt from federal income taxes. The Fund pursues this objective by investing primarily in a portfolio of investment grade fixed income securities the interest on which is free from federal income tax. COLORADO TAX-FREE FUND seeks to provide shareholders with a high level of current income exempt from both federal and Colorado state income taxes (including the alternative minimum tax) consistent with preservation of capital. This objective is pursued by investing primarily in a portfolio of investment grade municipal securities of Colorado issuers. MINNESOTA INTERMEDIATE TAX-FREE FUND seeks to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the alternative minimum tax) without assuming undue risk. This objective is pursued by investing primarily in a portfolio of investment grade municipal securities of Minnesota issuers. MINNESOTA TAX-FREE FUND seeks to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the alternative minimum tax) without assuming undue risk. This objective is pursued by investing primarily in a portfolio of investment grade municipal securities of Minnesota issuers.


BALANCED FUNDS

CONSERVATIVE BALANCED FUND seeks a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income instruments through investment in several equity and fixed income investment styles. Of the Balanced Funds, Conservative Balanced Fund most emphasizes safety of principal through limited exposure to equity securities. MODERATE BALANCED FUND seeks a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income investments through investment in several equity and fixed income investment styles. Moderate Balanced Fund is more evenly balanced between fixed income and equity securities than the other Balanced Funds. GROWTH BALANCED FUND seeks a combination of current income and capital appreciation by diversifying investment of the Fund's assets between stocks and bonds through investment in several equity and fixed income investment styles. AGGRESSIVE FUND seeks to provide a combination of current income and capital appreciation by diversifying investment of the Fund's assets between stocks and bonds. Aggressive Fund has the largest equity component of the Balanced Funds.


EQUITY FUNDS

INDEX FUND seeks to duplicate the return of the Standard & Poor's 500 Composite Stock Price Index. INCOME EQUITY FUND seeks to provide long-term capital appreciation consistent with above-average dividend income. VALUGROWTH STOCK FUND seeks to provide long-term capital appreciation. The Fund invests primarily in medium and large capitalization companies that, in the view of the Fund's investment adviser, possess above average growth prospects and appear to be undervalued. DIVERSIFIED EQUITY FUND seeks long-term capital appreciation while moderating annual return volatility by diversifying its investments among five different equity investment styles. GROWTH EQUITY FUND seeks a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments among three different equity investment styles. Growth Equity Fund assumes a higher level of risk than Diversified Equity Fund in order to seek increased returns. LARGE COMPANY GROWTH FUND seeks long-term capital appreciation by investing in large, high-quality domestic companies that the investment adviser believes have superior growth potential. SMALL COMPANY STOCK FUND seeks long-term capital appreciation. This objective is pursued by investing primarily in the common stock of small and medium size domestic companies that have a market capitalization well below that of the average company in the Standard & Poor's 500 Composite Stock Price Index. SMALL COMPANY GROWTH FUND seeks to provide long-term capital appreciation by investing in smaller domestic companies. This objective is pursued by investing primarily in the common stock of small and medium size domestic companies that are either growing rapidly or completing a period of significant change. THIS FUND CURRENTLY IS NOT OPEN TO NEW INVESTORS. DIVERSIFIED SMALL CAP FUND seeks to provide long-term capital appreciation while moderating annual return volatility by diversifying its investments across different small capitalization equity
investment styles.   SMALL CAP OPPORTUNITIES FUND seeks capital appreciation.
Current income will be incidental to the objective of capital appreciation. CONTRARIAN STOCK FUND seeks capital appreciation. This objective is pursued by investing primarily in common stocks for which the Fund's investment adviser believes there is significant potential for price appreciation. INTERNATIONAL FUND seeks long-term capital appreciation. This objective is pursued by investing, directly or indirectly, in high quality companies based outside the United States.

FUND STRUCTURES

READY CASH INVESTMENT FUND, STABLE INCOME FUND, TOTAL RETURN BOND FUND, INDEX FUND, INCOME EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY STOCK FUND, SMALL COMPANY GROWTH FUND, SMALL CAP OPPORTUNITIES FUND and INTERNATIONAL FUND each seek to achieve its investment objective by investing all of its investable assets in a separate portfolio (each a "Core Portfolio") of a registered, open-end, management investment company (each a "Core Trust") that has the same investment objective and substantially similar investment policies. Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its respective Core Portfolio. See "Other Information -- Core and Gateway Structure." The Funds and the Core Portfolios in which they invest are:

 FUND                            CORE PORTFOLIO
 Ready Cash Investment Fund      Prime Money Market Portfolio
 Stable Income Fund              Stable Income Portfolio
 Total Return Bond Fund          Total Return Bond Portfolio
 Index Fund                      Index Fund Portfolio
 Income Equity Fund              Income Equity Portfolio
 Large Company Growth Fund       Large Company Growth Portfolio
 Small Company Stock Fund        Small Company Stock Portfolio
 Small Company Growth Fund       Small Company Growth Portfolio
 Small Cap Opportunities Fund    Schroder U.S. Smaller Companies Portfolio
 International Fund              International Portfolio

CASH INVESTMENT FUND, DIVERSIFIED BOND FUND, CONSERVATIVE BALANCED FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE FUND, DIVERSIFIED EQUITY FUND, DIVERSIFIED SMALL CAP FUND and GROWTH EQUITY FUND each seeks to achieve its investment objective by investing all of its investable assets in various portfolios (each a "Core Portfolio") of two registered, open-end, management investment companies (each a "Core Trust"). Each Core Portfolio invests using a different investment style. See "Other Information -- Core and Gateway Structure." The Funds and the Core Portfolios in which they currently invest are:

 FUND                                             CORE PORTFOLIOS
 CASH INVESTMENT FUND                      Money Market Portfolio
 Prime Money Market Portfolio
 DIVERSIFIED BOND FUND                  Positive Return Portfolio
 Total Return Bond Portfolio
                                   Managed Fixed Income Portfolio

FUND                              CORE PORTFOLIOS

CONSERVATIVE BALANCED FUND        Money Market Portfolio
                                  Stable Income Portfolio
                                  Positive Return Portfolio
                                  Total Return Bond Portfolio
                                  Managed Fixed Income Portfolio
                                  Each of the seven Core Portfolios in which
                                  Diversified Equity Fund invests
MODERATE BALANCED FUND            Stable Income Portfolio
                                  Positive Return Portfolio
                                  Total Return Bond Portfolio
                                  Managed Fixed Income Portfolio
                                  Each of the seven Core Portfolios in which
                                  Diversified Equity Fund invests
GROWTH BALANCED FUND              Positive Return Portfolio
                                  Total Return Bond Portfolio
                                  Managed Fixed Income Portfolio
                                  Each of the seven Core Portfolios in which
                                  Diversified Equity Fund Invests
AGGRESSIVE FUND                   Positive Return Portfolio
                                  Total Return Bond Portfolio
                                  Managed Fixed Income Portfolio
                                  Each of the seven Core Portfolios in which
                                  Diversified Equity Fund Invests
DIVERSIFIED EQUITY FUND           Small Company Stock Portfolio
                                  Small Company Growth Portfolio
                                  Small Company Value Portfolio
                                  Index Portfolio
                                  Income Equity Portfolio
                                  Large Company Growth Portfolio
                                  International Portfolio
GROWTH EQUITY FUND                Small Company Stock Portfolio
                                  Small Company Growth Portfolio
                                  Small Company Value Portfolio
                                  Large Company Growth Portfolio
                                  International Portfolio
DIVERSIFIED SMALL CAP FUND        Small Cap Index Portfolio
                                  Small Company Stock Portfolio
                                  Small Company Growth Portfolio
                                  Small Company Value Portfolio
                                  Smith Small Cap Value Portfolio

The percentage of each of these Fund's (except Cash Investment Fund) assets invested in each Core Portfolio may be changed at any time in response to market or other conditions. Allocations are made within specified ranges as described under "Investment Objectives and Policies" for each Fund. Upon approval by the Board of Trustees of the Trust and notification of shareholders, each Fund may invest in additional or fewer Core Portfolios or invest directly in portfolio securities.

U.S. GOVERNMENT FUND, TREASURY FUND, MUNICIPAL MONEY MARKET FUND, INTERMEDIATE GOVERNMENT INCOME FUND, INCOME FUND, LIMITED TERM TAX-FREE FUND, TAX-FREE INCOME FUND, SHORT GOVERNMENT INCOME FUND, COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND, MINNESOTA TAX-FREE FUND, VALUGROWTH STOCK FUND and CONTRARIAN STOCK FUND each seeks to achieve its investment objective by investing directly in portfolio securities.

MANAGEMENT OF THE FUNDS

ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. ("Norwest"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"), is the Funds' investment adviser. Norwest also is the investment adviser of each Core Portfolio other than Schroder U.S. Smaller Companies Portfolio and International Portfolio. Norwest provides investment advice to various institutions, pension plans and other accounts and, as of December 31, 1996, with its affiliates, managed over $42.6 billion in assets. See "Management of the Funds -- Investment Advisory Services." Norwest Bank serves as transfer agent, dividend disbursing agent and custodian of the Trust, serves as the custodian of each Core Portfolio other than Schroder U.S. Smaller Companies Portfolio and provides administrative services to Small Cap Opportunities Fund and International Fund. See "Management of the Funds -- Shareholder Servicing and Custody" and "-- Management, Administration and Distribution Services."

Each Fund that invests in one or more Core Portfolios incurs investment advisory fees indirectly through the investment advisory fees paid by the Core Portfolios; Norwest is paid an investment advisory fee directly by the other Funds. In addition, Diversified Bond Fund, CONSERVATIVE BALANCED FUND, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund each pay Norwest an asset allocation fee for Norwest's services with respect to the allocation of the Fund's assets to and among the various Core Portfolios ("Asset Allocation Services"). Cash Investment Fund does not vary the percentages of its assets invested in the Core Portfolios in which it invests and, accordingly, pays no asset allocation Fee.

UNITED CAPITAL MANAGEMENT ("UCM"), a part of Norwest Bank Colorado, N.A., is the investment subadviser of Total Return Bond Fund/Total Return Bond Portfolio and Contrarian Stock Fund. It is also an investment subadviser of Diversified Bond Fund, CONSERVATIVE BALANCED FUND, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Fund. UCM provides specialized investment advisory services to various institutional pension accounts. See "Management -- Investment Advisory Services."

GALLIARD CAPITAL MANAGEMENT, INC. ("Galliard"), an investment advisory subsidiary of Norwest Bank, is the investment subadviser of Stable Income Fund/Stable Income Portfolio, and Managed Fixed Income Portfolio. It is also an investment subadviser of Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Fund. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. See "Management -- Investment Advisory Services."

CRESTONE CAPITAL MANAGEMENT, INC. ("Crestone"), an investment advisory subsidiary of Norwest Bank, is the investment subadviser of Small Company Stock Fund/Small Company Stock Portfolio. It is also an investment subadviser of Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Diversified Equity Fund and Growth Equity Fund. Crestone provides investment advice regarding companies with small capitalization to various clients, including institutional investors. See "Management -- Investment Advisory Services."

PEREGRINE CAPITAL MANAGEMENT, INC. ("Peregrine"), an investment advisory subsidiary of Norwest Bank, is the investment subadviser of Small Company Growth Fund/Small Company Growth Portfolio, Positive Return Bond Portfolio, Large Company Growth Fund/Large Company Growth Portfolio and Small Company Value Portfolio. It is also an investment subadviser of Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Diversified Equity Fund and Growth Equity Fund. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings-investment plans and 401(k) plans. See "Management -- Investment Advisory Services."

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. ("Schroder") is the investment adviser of Schroder U.S. Smaller Companies Portfolio and International Portfolio. It is also an investment subadviser of Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund and International Fund. Schroder specializes in providing international investment advice to various clients. See "Management -- Investment Advisory Services."

SMITH ASSET MANAGEMENT GROUP, L.P. ("Smith Group"), is the investment subadviser of Smith Small Cap Value Portfolio. Schroder specializes in providing international investment advice to various clients. See "Management -- Investment Advisory Services."

Norwest, UCM, Galliard, Crestone, Peregrine, Schroder and Smith (or Norwest and a particular investment subadviser) are sometimes referred to collectively as the "Advisers."

FUND MANAGEMENT AND ADMINISTRATION

The manager of the Trust and distributor of its shares is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Forum Administrative Services, Limited Liability Company ("FAS") provides administrative services for the Funds and also serves as administrator of each Core Portfolio, except Schroder U.S. Smaller Companies Portfolio, for which Forum serves as subadministrator. Schroder Fund Advisors Inc. Serves as the administrator of Schroder U.S. Smaller Companies Portfolio. See "Management -- Management, Administration and Distribution Services."

PURCHASE AND REDEMPTION OF SHARES

Shares may be purchased or redeemed without a sales or other charge. The minimum initial investment for Institutional Shares and the shares of Cash Investment Fund, U.S. Government Fund and Treasury Fund is $100,000. There is no minimum subsequent investment for those Shares. The minimum initial investment for Investor Shares and I Shares is $1,000. The minimum subsequent investment for Investor Shares and I Shares is $100. See "Purchases and Redemptions of Shares."


EXCHANGES

Holders of Institutional Shares, I Shares and Shares of Cash Investment Fund, U.S. Government Fund and Treasury Fund may exchange their Shares among those Funds and those classes. Holders of Investor Shares of a Fund may exchange their Shares for Investor Shares of the other Fund and A class shares of certain other Funds of the Trust. "See Purchases and Redemptions of Shares -- Exchanges."

DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income currently are declared and paid at least annually by each Fund. Dividends of net investment income of each Money Market Fund, [Short Government Income Fund], Income Fund, Total Return Bond Fund, and each Tax Exempt Fixed Income Fund currently are declared daily and paid monthly. Dividends are declared and paid monthly in the case of Stable Income Fund, Intermediate Government Income Fund and Diversified Bond Fund. In the case of Income Equity Fund, ValuGrowth Stock Fund, Small Company Stock Fund and Contrarian Stock Fund dividends are declared and paid quarterly, and dividends are declared annually in the case of all other Funds. Each Fund's net capital gain, if any, is distributed at least annually. See "Dividends and Tax Matters."

CERTAIN RISK FACTORS

There can be no assurance that any Fund will achieve its investment objective, and each Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. All of the equity funds invest primarily in equity securities and are subject to the general risks of investing in the stock market.

An investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. All investments made by the Funds entail some risk. There can be no assurance that any money market fund or Core Portfolio will maintain a stable net asset value of $1.00 per share and the amount of income earned by each Fund will tend to vary with changes in prevailing interest rates. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, investments in foreign issuers and other investment techniques. See "Appendix A -- Investments, Investment Strategies and Risk Considerations." As noted under "Financial Highlights," the portfolio turnover rate for certain Funds may from time to time be high, resulting in increased brokerage costs or short-term capital gains or losses. See "Additional Investment Policies and Risk Considerations -- Common Policies of the Funds -- Portfolio Transactions."

Normally, the values of the FIXED INCOME FUNDS' and the TAX-EXEMPT FIXED INCOME FUNDS' investments vary inversely with changes in interest rates. The securities in which the Fixed Income Funds and Tax-Exempt Fixed Income Funds invest are subject to "credit risk" relating to the financial condition of the issuers of the securities. Each Fund (other than Minnesota Tax-Free Fund), however, invests only in investment grade securities (those rated in the top four grades by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's). MINNESOTA INTERMEDIATE TAX-FREE Fund and MINNESOTA TAX-FREE FUND may invest in non-investment grade municipal securities, which may entail additional risks. See "Investment Objectives and Policies -- Tax-Free Fixed Income Funds -- Minnesota Tax-Free Fund -- Non-Investment Grade Securities." In addition, with respect to the Fixed Income Funds, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal repayments on certain mortgage- and asset-backed securities held by a Fund. The Fixed Income Funds' use of these securities entails certain risks. See "Appendix A: Investments, Investment Strategies and Risk Considerations -- Mortgage-Backed Securities" and "- Asset-Backed Securities."

Each of COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND invests principally in securities issued by the government of and municipalities in the State of Colorado or Minnesota, respectively, and is therefore more susceptible to factors adversely affecting issuers of those states than would be a more geographically diverse municipal securities portfolio. Each of these Funds is non-diversified, which means that they have greater latitude than a diversified Fund to invest in fewer issuers and to invest more of their assets in any one issuer. Non-diversified funds may present greater risks than diversified funds. See "Investment Objectives and Policies -- Tax-Free Fixed Income Funds -- Investment Considerations and Risk Factors."

The policy of investing in securities of smaller companies employed by SMALL COMPANY STOCK FUND, SMALL COMPANY GROWTH FUND, DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND and by CONSERVATIVE BALANCED FUND [STRATEGIC
ALLOCATION: INCOME], MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE FUND, DIVERSIFIED EQUITY FUND and GROWTH EQUITY FUND, which invest a portion of their assets in these securities, entails certain risks in addition to those normally associated with investments in equity securities. These risks include lower trading volumes and, therefore, the potential for greater stock price volatility. See "Investment Objectives and Policies -- Equity Funds -- Small Company Stock Fund (or Small Company Growth Fund, Diversified Small Cap Fund or Small Cap Opportunities Fund) -- Additional Investment Considerations and Risk Factors." SMALL COMPANY STOCK FUND, SMALL COMPANY GROWTH FUND, DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND are designed for the investment of that portion of an investor's funds that can appropriately bear the special risks associated with an investment in smaller market capitalization companies.

The policy of investing in foreign issuers employed by INTERNATIONAL FUND and by CONSERVATIVE BALANCED FUND [STRATEGIC ALLOCATION: INCOME], MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE FUND, DIVERSIFIED EQUITY FUND and GROWTH EQUITY FUND, which invest a portion of their assets in these securities, entails certain risks in addition to those normally associated with investments in equity securities. These risks include the risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets. See "Investment Objectives and Policies -- Equity Funds -- International Fund -- Foreign Investment Considerations and Risk Factors." INTERNATIONAL FUND is designed for the investment of that portion of an investor's funds that can appropriately bear the special risks associated with an investment in foreign companies.

By pooling their assets in one or more Core Portfolios with other institutional investors, CASH INVESTMENT FUND, READY CASH INVESTMENT FUND, STABLE INCOME FUND, DIVERSIFIED BOND FUND, TOTAL RETURN BOND FUND, CONSERVATIVE BALANCED FUND [STRATEGIC ALLOCATION: INCOME], MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE FUND, INDEX FUND, INCOME EQUITY FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY STOCK FUND, SMALL COMPANY STOCK FUND, DIVERSIFIED SMALL CAP FUND, SMALL CAP OPPORTUNITIES FUND and INTERNATIONAL FUND each may be able to achieve certain efficiencies and economies of scale that they could not achieve by investing directly in securities. Nonetheless, these investments could have adverse effects on the Funds which investors should consider. See "Other Information -- Core and Gateway Structure -- Certain Risks of Investing in Core Portfolios." Investment decisions are made by the portfolio managers of each Core Portfolio independently. Therefore the portfolio manager of one Core Portfolio in which a Fund invests may purchase shares of the same issuer whose shares are being sold by the portfolio manager of another Core Portfolio in which the Fund invests. This could result in an indirect expense to the Fund without accomplishing any investment purpose. See "Other Information -- Core and Gateway Structure -- Certain Risks of Investing in Core Portfolios."

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the expenses that an investor in Shares of a Fund will bear directly or indirectly. There are no transaction charges in connection with purchases, redemptions or exchanges of the Shares. No Fund has adopted a Rule 12b-1 plan with respect to the Shares and, accordingly, no Fund incurs distribution expenses with respect to the Shares.

ANNUAL FUND OPERATING EXPENSES

(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)

                                           GATEWAY                       CORE
                                    INVESTMENT                    INVESTMENT                      TOTAL
                                    ADVISORY        OTHER          ADVISORY       OTHER         OPERATING
 CORE PORTFOLIOS                     FEES          EXPENSES          FEES        EXPENSES        EXPENSES
 MONEY MARKET FUNDS
 Cash Investment Fund                  N/A           0.24%          0.22%          0.02%          0.48%
 Ready Cash Investment Fund
   Institutional Shares                N/A           0.24%          0.22%          0.02%          0.48%
   Investor Shares                     N/A           0.46%          0.34%          0.02%          0.82%
 U.S. Government Fund                 0.15%          0.35%           N/A            N/A           0.50%
 Treasury Fund                        0.17%          0.29%           N/A            N/A           0.46%
 Municipal Money Market Fund
   Institutional Shares               0.29%          0.16%           N/A            N/A           0.45%
   Investor Shares                    0.29%          0.36%           N/A            N/A           0.65%
 FIXED INCOME FUNDS (I SHARES)
 Stable Income Fund                    N/A           0.29%          0.30%          0.06%          0.65%
 Short Government Income Fund         0.33%          0.35%           N/A            N/A           0.68%
 Intermediate Government Income Fund  0.33%          0.35%           N/A            N/A           0.68%
 Diversified Bond Fund                0.00%          0.30%          0.35%          0.05%          0.70%
 Income Fund                          0.40%          0.35%           N/A            N/A           0.75%
 Total Return Bond Fund                N/A           0.36%          0.35%          0.04%          0.75%
 TAX-FREE FIXED INCOME FUNDS (I SHARES)
 Limited Term Tax-Free Fund           0.50%          0.15%           N/A            N/A           0.65%
 Tax-Free Income Fund                 0.30%          0.30%           N/A            N/A           0.60%
 Colorado Tax-Free Fund               0.30%          0.30%           N/A            N/A           0.60%
 Minnesota Intermediate Tax-Free Fund 0.30%          0.30%           N/A            N/A           0.60%
 Minnesota Tax-Free Fund              0.30%          0.30%           N/A            N/A           0.60%



-15-



 BALANCED FUNDS (I SHARES)
 Conservative Balanced Fund [Strategic
 Allocation: Income]                  0.10%          0.30%          0.35%          0.05%          0.80%
 Moderate Balanced Fund               0.13%          0.30%          0.40%          0.05%          0.88%
 Growth Balanced Fund                 0.14%          0.30%          0.44%          0.05%          0.93%
 Aggressive Balanced Fund             0.25%          0.24%          0.46%          0.05%          1.00%


                                           GATEWAY                       CORE
                                    INVESTMENT                    INVESTMENT                      TOTAL
                                    ADVISORY        OTHER          ADVISORY       OTHER         OPERATING
 CORE PORTFOLIOS                     FEES          EXPENSES          FEES        EXPENSES        EXPENSES

-17-

 EQUITY FUNDS (I SHARES)
 Index Fund                            N/A           0.09%          0.15%          0.01%          0.25%
 Income Equity Fund                    N/A           0.34%          0.50%          0.01%          0.85%
 ValuGrowth Stock Fund                0.79%          0.41%           N/A            N/A           1.20%
 Diversified Equity Fund              0.17%          0.32%          0.48%          0.03%          1.00%
 Growth Equity Fund                   0.22%          0.29%          0.68%          0.06%          1.25%
 Large Company Growth Fund             N/A           0.34%          0.65%          0.01%          1.00%
 Small Company Stock Fund              N/A           0.26%          0.90%          0.04%          1.20%
 Small Company Growth Fund             N/A           0.33%          0.90%          0.02%          1.25%
 Diversified Small Cap Fund           0.25%          0.25%          0.64%          0.06%          1.20%
 Small Cap Opportunities Fund          N/A           0.40%          0.53%          0.32%          1.25%
 Contrarian Stock Fund                0.64%          0.56%           N/A            N/A           1.20%
 International Fund                    N/A           0.95%          0.45%          0.10%          1.50%

(1) For a further description of the various expenses associated with investing in the Funds, see "Management." Expenses associated with other classes of a Fund differ from those listed in the table. The table is based on amounts incurred during the Funds' most recent fiscal year ended May 31, 1997, except that the expenses for Short Government Income Fund, Minnesota Intermediate Tax-Free Fund, Aggressive Fund and Diversified Small Cap Fund are based on estimated expenses for those Funds' first fiscal year of operations ending May 31, 1998. To the extent a Fund invests all or a portion of its assets in various Core Portfolios (each of which bears expenses as noted under "Core Portfolios -- Investment Advisory Fees" and "Core Portfolios -- Other Expenses"), the Fund indirectly bears its pro rata portion of the expenses of each Core Portfolio in which it invests.

(2)  For Diversified Bond Fund, Conservative Balanced Fund [Strategic
     Allocation: Income], Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Diversified Equity Fund, Growth Equity Fund, and Diversified Small Cap Fund "Investment Advisory Fees" reflects the Asset Allocation Fee. For all Funds that invest in a Core Portfolio, "Core Portfolios -- Investment Advisory Fees" reflects the investment advisory fees incurred by the Core Portfolio(s) in which the Fund invests. Absent estimated waivers, the "Investment Advisory Fee" for Municipal Money Market Fund -- Institutional Shares, Municipal Money Market Fund -- Investor Shares, Short Government Income Fund, Bond Fund, Income Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund and ValuGrowth Stock Fund would be 0.35%, 0.35%, ___%, ___%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50% and 0.80%, and for
     Diversified Bond Fund, Conservative Balanced Fund [Strategic Allocation:
     Income], Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund would be 0.25%. The "Core Portfolios -- Investment Advisory Fees" paid by each of Diversified Bond Fund, CONSERVATIVE Balanced FUND [Strategic
     Allocation: Income], Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund will vary based on the percentage of the Fund's assets invested in each Core Portfolio.

(3) Norwest and Forum have agreed to waive their respective fees or reimburse expenses in order to maintain Cash Investment Fund's total combined operating expenses through May 31, 1999 at 0.48%, which is the same level as the Fund's total operating expenses prior to May 31, 1997. Norwest and Forum have agreed to waive their respective fees or reimburse expenses in order to maintain Ready Cash Investment Fund's, Total Return Bond Fund's and Small Company Stock Fund's total combined operating expenses through May 31, 1998 at or below the following amounts: Ready Cash Investment
     Fund -- Institutional Shares, 0.48%, and Investor Shares, 0.82%; Total Return Bond Fund I Shares, 0.75% and Small Company Stock Fund I Shares, 1.20%. Norwest and Forum have agreed to waive their respective fees through May 31, 1999 in order to ensure that the fees borne by each of Diversified Bond Fund, Conservative Balanced Fund [Strategic Allocation:
     Income], Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund for investment advisory, administrative and management services would not exceed, in the aggregate, 0.45%, 0.55%, 0.63%, 0.68%, 0.75% and 1.00%, respectively. See "Management -- Expenses of the Funds."

(4) Absent estimated expense reimbursements and fee waivers, the expenses of Cash Investment Fund, Ready Cash Investment Fund -- Institutional Shares and Investor Shares, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund -- Institutional Shares, Municipal Money Market Fund -- Investor Shares, Stable Income Fund, Short Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Conservative Balanced Fund [Strategic Allocation: Income], Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Index Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund would be: "Other Expenses," 0.27%, 0.27%, 0.48%, 0.36%, 0.39%, 0.38%, 0.54%, ___%, 0.46%,
     0.83%, ___%, 0.39%, 0.56%, 0.51%, 0.65%, 0.56%, 0.63%, 0.63%, 0.81%, 0.39%,
     0.37%, 0.37%, ___%, 0.31%, 0.52%, 0.53%, 0.37%, 0.37%, 0.38%, 0.50%, 0.29%,
     ___%, 0.98%, 0.66% and 0.89%, respectively; and "Total Operating Expenses," 0.63%, 0.63%, 0.93%, 0.51%, 0.56%, 0.73%, 0.88%, ___%, 0.93%, 1.16%, ___%,
     1.14%, 1.06%, 0.99%, 1.15%, 1.06%, 1.13%, 1.13%, 1.31%, 1.15%, 1.17%,
     1.20%, ___%, 0.58%, 1.13%, 1.33%, 1.24%, 1.45%, 1.14%, 1.54%, 1.31%, ___%,
     2.29%, 1.46% and 1.54%, respectively. Absent estimated expense reimbursements and fee waivers, "Core Portfolios - Other Expenses" of Cash Investment Fund, Ready Cash Investment Fund Institutional and Investor Shares, Stable Income Fund, Diversified Bond Fund, Total Return Bond Fund, Conservative Balanced Fund [Strategic Allocation: Income], Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Index Fund, Income Equity Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund and International Fund would be 0.12%, 0.12%, 0.12%, ___%, 0.16%, 0.15%, 0.14%, 0.16%, 0.15%,
     0.15%, ___%, 0.12%, 0.12%, 0.13%, 0.16%, 0.11%, 0.14%, 0.12%, ___%, 0.71%
     and 0.20%, respectively. "Other Expenses" include transfer agency fees payable to Norwest of 0.25% (0.10% in the case of Municipal Money Market Fund -- Institutional Shares and 0.20% in the case of Cash Investment
     Fund). Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE

The following is a hypothetical example that indicates the dollar amount of expenses that an investor would pay, assuming a $1,000 investment in a Fund's Shares, the expenses listed in the "Annual Fund Operating Expenses" table, a 5% annual return and reinvestment of all dividends and distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED. The 5% annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation.

                                     1 Year    3 Years   5 Years  10 Years
                                     ------    -------   -------  --------
 MONEY MARKET FUNDS
  Cash Investment Fund                  5        15        27        60
  Ready Cash Investment Fund
      Institutional Shares              5        15        26        60
      Investor Shares                   8        26        46        101
  U.S. Government Fund                  5        16        28        63
  Treasury Fund                         5        15        26        58
  Municipal Money Market Fund
      Institutional Shares              5        14        25        57
      Investor Shares                   7        21        36        81

 FIXED INCOME FUNDS (I SHARES)
  Stable Income Fund                    7        21        36        81
  Short Government Income Fund
  Intermediate Government Income Fund   7        22        38        85
  Diversified Bond Fund                 7        22        39        87
  Income Fund                           8        24        42        93
  Total Return Bond Fund                8        24        42        93
 TAX-FREE FIXED INCOME FUNDS (I SHARES)
  Limited Term Tax-Free Fund            7        21        36        81
  Tax-Free Income Fund                  6        19        33        75
  Colorado Tax-Free Fund                6        19        33        75
  Minnesota Intermediate Tax-Free Fund  6        19        33        75
  Minnesota Tax-Free Fund               6        19        33        75

                                     1 Year    3 Years   5 Years  10 Years
                                     ------    -------   -------  --------

 BALANCED FUNDS (I SHARES)
  Conservative Balanced Fund [Strategic
  Allocation: Income]                   8        26        44        99
  Moderate Balanced Fund                9        28        49        108
  Growth Balanced Fund                  9        30        51        114
  Aggressive Fund                      10        32        55        122
 EQUITY FUNDS (I SHARES)
  Index Fund                            3         8        14        32
  Income Equity Fund                    9        27        47        105
  ValuGrowth Stock Fund                12        38        66        145
  Diversified Equity Fund              10        32        55        122
  Growth Equity Fund                   13        40        69        151
  Large Company Growth Fund            10        32        55        122
  Small Company Stock Fund             12        38        66        145
  Small Company Growth Fund            13        40        69        151
  Diversified Small Cap Fund
  Small Cap Opportunities Fund         13        40        69        151
  Contrarian Stock Fund                12        38        66        145
  International Fund                   15        47        82        179

2.  FINANCIAL HIGHLIGHTS

The following tables provide financial highlights for the Funds. This information represents selected data for a single outstanding Share of each Fund for the periods shown. Information for the periods ended May 31, 1994, 1995, 1996 and 1997 and for the period ended October 31, 1995 have been audited by [____________] LLP, independent auditors. Information for prior periods was audited by other independent auditors. Each Fund's financial statements for the fiscal year ended May 31, 1997 and independent auditors' report thereon are contained in the Annual Report. These financial statements are incorporated by reference into the SAI. Further information about each Fund's performance is contained in the Annual Report which may be obtained from the Trust without charge.


                                                                                  Net Realized
                                                                                        and          Dividends     Distribution
                                                 Beginning Net        Net           Unrealized       from Net        from Net
MONEY MARKET FUNDS                                Asset Value     Investment        Gain (Loss)     Investment      Investment
                                                   Per Share     Income (Loss)    on Investments      Income          Income

CASH INVESTMENT FUND
June 1, 1996 to May 31, 1997                        $1.00
June 1, 1995 to May 31,1996                         $1.00           $0.054             --           ($0.054)            --
June 1, 1994 to May 31, 1995                        $1.00           $0.049             --           ($0.049)            --
June 1, 1993 to May 31, 1994                        $1.00           $0.031             --           ($0.031)            --
June 1, 1992 to May 31, 1993                        $1.00           $0.033             --           ($0.033)            --
December 1, 1991 to May 31, 1992                    $1.00           $0.021             --           ($0.021)            --
December 1, 1990 to November 30, 1991               $1.00           $0.061             --           ($0.061)            --
December 1, 1989 to November 30, 1990               $1.00           $0.079             --           ($0.079)            --
December 1, 1988 to November 30, 1989               $1.00           $0.088             --           ($0.088)            --
December 1, 1987 to November 30, 1988               $1.00           $0.071             --           ($0.071)            --
October 14, 1987 to November 30, 1987               $1.00           $0.009             --           ($0.009)            --
READY CASH INVESTMENT FUND- INVESTOR SHARES
June 1, 1996 to May 31, 1997                        $1.00
June 1, 1995 to May 31,1996                         $1.00           $0.051             --           ($0.051)            --
June 1, 1994 to May 31, 1995                        $1.00           $0.045             --           ($0.045)            --
June 1, 1993 to May 31, 1994                        $1.00           $0.027             --           ($0.027)            --
June 1, 1992 to May 31, 1993                        $1.00           $0.030             --           ($0.030)            --
December 1, 1991 to May 31, 1992                    $1.00           $0.020             --           ($0.020)            --
December 1, 1990 to November 30, 1991               $1.00           $0.058             --           ($0.058)            --
December 1, 1989 to November 30, 1990               $1.00           $0.076             --           ($0.076)            --
December 1, 1988 to November 30, 1989               $1.00           $0.085             --           ($0.085)            --
January 20, 1988 to November 30, 1988               $1.00           $0.059             --           ($0.059)            --



                                                                              Ratio to Average Net Assets
                                                                      -------------------------------------------
                                                            Ending
                                                           Net Asset       Net
MONEY MARKET FUNDS                            Capital      Value Per    Investment        Net           Gross
                                            Contribution     Share        Income        Expenses      Expenses(a)

CASH INVESTMENT FUND
June 1, 1996 to May 31, 1997                                $1.00
June 1, 1995 to May 31,1996                    --           $1.00        5.36%          0.48%          0.49%
June 1, 1994 to May 31, 1995                   --           $1.00        4.87%          0.48%          0.50%
June 1, 1993 to May 31, 1994                   --           $1.00        3.11%          0.49%          0.49%
June 1, 1992 to May 31, 1993                   --           $1.00        3.29%          0.50%          0.51%
December 1, 1991 to May 31, 1992               --           $1.00        4.23%(b)       0.50%(b)       0.56%(b)
December 1, 1990 to November 30, 1991          --           $1.00        6.11%          0.51%(b)       0.54%
December 1, 1989 to November 30, 1990          --           $1.00        7.92%          0.45%          0.57%
December 1, 1988 to November 30, 1989          --           $1.00        8.81%          0.45%          0.64%
December 1, 1987 to November 30, 1988          --           $1.00        7.00%          0.43%          0.74%
October 14, 1987 to November 30, 1987          --           $1.00        7.16%(b)       0.45%(b)       1.09%(b)
READY CASH INVESTMENT FUND- INVESTOR SHARES
June 1, 1996 to May 31, 1997                                $1.00
June 1, 1995 to May 31,1996                    --           $1.00        5.02%          0.82%          0.87%
June 1, 1994 to May 31, 1995                   --           $1.00        4.64%          0.82%          0.91%
June 1, 1993 to May 31, 1994                   --           $1.00        2.70%          0.82%          0.92%
June 1, 1992 to May 31, 1993                   --           $1.00        3.04%          0.82%          0.94%
December 1, 1991 to May 31, 1992               --           $1.00        4.01%(b)       0.82%(b)       0.93%(b)
December 1, 1990 to November 30, 1991          --           $1.00        5.81%          0.82%          0.96%
December 1, 1989 to November 30, 1990          --           $1.00        7.56%          0.82%          0.97%
December 1, 1988 to November 30, 1989          --           $1.00        8.51%          0.81%          0.99%
January 20, 1988 to November 30, 1988          --           $1.00        7.11%(b)       0.77%(b)       1.13%(b)



                                                                    Net Assets at
MONEY MARKET FUNDS                               Total              End of Period
                                                 Return            (000's Omitted)

CASH INVESTMENT FUND
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31,1996                     5.50%               $1,739,549
June 1, 1994 to May 31, 1995                    4.96%               $1,464,304
June 1, 1993 to May 31, 1994                    3.16%               $1,381,402
June 1, 1992 to May 31, 1993                    3.36%               $1,944,948
December 1, 1991 to May 31, 1992                4.29%(b)            $1,292,196
December 1, 1990 to November 30, 1991           6.31%               $1,004,979
December 1, 1989 to November 30, 1990           8.22%                 $747,744
December 1, 1988 to November 30, 1989           9.22%                 $662,698
December 1, 1987 to November 30, 1988           7.32%                 $316,349
October 14, 1987 to November 30, 1987           7.40%(b)               $53,951
READY CASH INVESTMENT FUND- INVESTOR SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31,1996                     5.17%                 $473,879
June 1, 1994 to May 31, 1995                    4.62%                 $268,603
June 1, 1993 to May 31, 1994                    2.74%                 $164,138
June 1, 1992 to May 31, 1993                    3.08%                 $162,585
December 1, 1991 to May 31, 1992                4.05%(b)              $176,378
December 1, 1990 to November 30, 1991           5.98%                 $183,775
December 1, 1989 to November 30, 1990           7.83%                 $166,911
December 1, 1988 to November 30, 1989           8.86%                 $144,117
January 20, 1988 to November 30, 1988           6.97%(b)               $46,736



                                                                       Net Realized
                                                                           and         Dividends    Distribution
                                        Beginning Net       Net         Unrealized      from Net      from Net
MONEY MARKET FUNDS                       Asset Value     Investment     Gain (Loss)    Investment    Investment       Capital
                                          Per Share     Income (Loss)  on Investments    Income        Income      Contribution

U.S. GOVERNMENT FUND
June 1, 1996 to May 31, 1997              $1.00
June 1, 1995 to May 31,1996               $1.00          $0.052            --         ($0.052)           --             --
June 1, 1994 to May 31, 1995              $1.00          $0.047            --         ($0.047)           --             --
June 1, 1993 to May 31, 1994              $1.00          $0.030            --         ($0.030)           --             --
June 1, 1992 to May 31, 1993              $1.00          $0.030            --         ($0.030)           --             --
December 1, 1991 to May 31, 1992          $1.00          $0.020            --         ($0.020)           --             --
December 1, 1990 to November 30, 1991     $1.00          $0.058            --         ($0.058)           --             --
December 1, 1989 to November 30, 1990     $1.00          $0.077            --         ($0.077)           --             --
December 1, 1988 to November 30, 1989     $1.00          $0.085            --         ($0.085)           --             --
December 1, 1987 to November 30, 1988     $1.00          $0.069            --         ($0.069)           --             --
November 16, 1987 to November 30, 1987    $1.00          $0.003            --         ($0.003)           --             --
TREASURY FUND
June 1, 1996 to May 31, 1997              $1.00
June 1, 1995 to May 31,1996               $1.00          $0.050            --         ($0.050)           --             --
June 1, 1994 to May 31, 1995              $1.00          $0.046            --         ($0.046)           --             --
June 1, 1993 to May 31, 1994              $1.00          $0.028            --         ($0.028)           --             --
June 1, 1992 to May 31, 1993              $1.00          $0.029            --         ($0.029)           --             --
December 1, 1991 to May 31, 1992          $1.00          $0.020            --         ($0.020)           --             --
December 3, 1990 to November 30, 1991     $1.00          $0.058            --         ($0.058)           --             --
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
June 1, 1996 to May 31, 1997              $1.00
June 1, 1995 to May 31,1996               $1.00          $0.033            --         ($0.033)           --             --
June 1, 1994 to May 31, 1995              $1.00          $0.031        ($0.004)       ($0.031)           --          $0.004
June 1, 1993 to May 31, 1994              $1.00          $0.021            --         ($0.021)           --             --
June 1, 1992 to May 31, 1993              $1.00          $0.021            --         ($0.021)           --             --
December 1, 1991 to May 31, 1992          $1.00          $0.014            --         ($0.014)           --             --
December 1, 1990 to November 30, 1991     $1.00          $0.042            --         ($0.042)           --             --
December 1, 1989 to November 30, 1990     $1.00          $0.053            --         ($0.053)           --             --
December 1, 1988 to November 30, 1989     $1.00          $0.058            --         ($0.058)           --             --
January 7, 1988 to November 30, 1988      $1.00          $0.042            --         ($0.042)           --             --
INSTITUTIONAL SHARES
June 1, 1996 to May 31, 1997              $1.00
June 1, 1995 to May 31,1996               $1.00          $0.035            --         ($0.035)           --             --
June 1, 1994 to May 31, 1995              $1.00          $0.033        ($0.004)       ($0.033)           --          $0.004
August 3, 1993 to May 31, 1994            $1.00          $0.019            --         ($0.019)           --             --
------------------------------------------------------------------------------------------------------------------------------------


*   Unaudited
(a) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(b) Annualized.
(c) The total return for 1995 includes the effect of a capital contribution from the Advisor. Without the capital contribution,



                                                            Ratio to Average Net Assets
                                                     ------------------------------------------
                                          Ending
                                         Net Asset       Net                                                     Net Assets at
MONEY MARKET FUNDS                       Value Per    Investment         Net         Gross          Total        End of Period
                                           Share        Income         Expenses     Expenses(a)     Return      (000's Omitted)


U.S. GOVERNMENT FUND
June 1, 1996 to May 31, 1997              $1.00
June 1, 1995 to May 31,1996               $1.00         5.13%          0.50%          0.51%         5.27%        $1,649,721
June 1, 1994 to May 31, 1995              $1.00         4.68%          0.50%          0.52%         4.81%        $1,159,421
June 1, 1993 to May 31, 1994              $1.00         3.02%          0.47%          0.53%         3.07%        $1,091,141
June 1, 1992 to May 31, 1993              $1.00         3.00%          0.45%          0.57%         3.06%          $903,274
December 1, 1991 to May 31, 1992          $1.00         3.99%(b)       0.45%(b)       0.61%(b)      4.07%(b)       $623,685
December 1, 1990 to November 30, 1991     $1.00         5.84%          0.45%          0.60%         6.00%          $469,487
December 1, 1989 to November 30, 1990     $1.00         7.66%          0.45%          0.61%         7.94%          $500,794
December 1, 1988 to November 30, 1989     $1.00         8.51%          0.45%          0.65%         8.87%          $394,137
December 1, 1987 to November 30, 1988     $1.00         6.87%(b)       0.42%(b)       0.73%         7.13%(b)       $254,104
November 16, 1987 to November 30, 1987    $1.00         6.89%(b)       0.00%(b)       2.94%(b)      7.35%(b)         $4,343
TREASURY FUND
June 1, 1996 to May 31, 1997              $1.00
June 1, 1995 to May 31,1996               $1.00         4.91%          0.46%          0.56%         5.04%          $802,270
June 1, 1994 to May 31, 1995              $1.00         4.62%          0.46%          0.57%         4.65%          $661,098
June 1, 1993 to May 31, 1994              $1.00         2.81%          0.46%          0.58%         2.83%          $526,483
June 1, 1992 to May 31, 1993              $1.00         2.93%          0.47%          0.58%         2.98%          $384,751
December 1, 1991 to May 31, 1992          $1.00         4.01%(b)       0.47%(b)       0.59%(b)      4.07%(b)       $374,492
December 3, 1990 to November 30, 1991     $1.00         5.62%(b)       0.31%(b)       0.66%(b)      6.02%(b)       $354,200
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
June 1, 1996 to May 31, 1997              $1.00
June 1, 1995 to May 31,1996               $1.00         3.25%          0.65%          0.88%         3.31%           $57,021
June 1, 1994 to May 31, 1995              $1.00         3.10%          0.65%          0.93%         3.13%(c)        $47,424
June 1, 1993 to May 31, 1994              $1.00         2.03%          0.65%          0.99%         2.09%           $33,554
June 1, 1992 to May 31, 1993              $1.00         2.13%          0.65%          0.97%         2.18%           $75,521
December 1, 1991 to May 31, 1992          $1.00         2.81%(b)       0.63%(b)       0.96%(b)      2.89%(b)        $82,678
December 1, 1990 to November 30, 1991     $1.00         4.10%          0.64%          1.08%         4.26%           $66,327
December 1, 1989 to November 30, 1990     $1.00         5.34%          0.64%          1.16%         5.48%           $29,801
December 1, 1988 to November 30, 1989     $1.00         5.78%          0.62%          1.15%         5.94%           $18,639
January 7, 1988 to November 30, 1988      $1.00         4.64%(b)       0.62%(b)       1.20%(b)      4.76%(b)         $8,963
INSTITUTIONAL SHARES
June 1, 1996 to May 31, 1997              $1.00
June 1, 1995 to May 31,1996               $1.00         3.41%          0.45%          0.72%         3.52%          $592,436
June 1, 1994 to May 31, 1995              $1.00         3.37%          0.45%          0.74%         3.33%(c)       $278,953
August 3, 1993 to May 31, 1994            $1.00         2.33%(b)       0.45%(b)       0.77%(b)      2.34%(b)       $190,356
------------------------------------------------------------------------------------------------------------------------------------



                                                                               Net Realized
                                                                                    and        Dividends   Distribution    Ending
                                              Beginning Net        Net          Unrealized      from Net     from Net    Net Asset
FIXED INCOME FUNDS                            Asset Value      Investment      Gain (Loss)    Investment    Realized    Value  Per
                                                Per Share      Income(Loss)   on Investments     Income        Gain        Share

STABLE INCOME FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996                 $10.72          $0.28            $0.03         ($0.77)      ($0.06)     $10.20
November 11, 1994 to October 31, 1995            $10.00          $0.50            $0.22          --           --         $10.72
INTERMEDIATE GOVERNMENT INCOME FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996                 $12.40          $0.40            $0.53         ($1.32)      ($1.12)     $10.89
November 11, 1994 to October 31, 1995(e)         $11.11          $0.93            $0.36          --           --         $12.40
DIVERSIFIED BOND FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996                 $27.92          $1.07           ($0.99)        ($1.67)      ($0.30)     $26.03
November 11, 1994 to October 31, 1995            $25.08          $1.65            $1.19          --           --         $27.92
INCOME FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996                      $9.62          $0.61           ($0.36)        ($0.61)       --          $9.26
June 1, 1994 to May 31, 1995                      $9.51          $0.65            $0.11         ($0.65)       --          $9.62
August 2, 1993 to May 31, 1994                   $10.68          $0.58           ($0.91)        ($0.58)      ($0.26)      $9.51
TOTAL RETURN BOND FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996                      $9.73          $0.64           ($0.31)        ($0.64)      ($0.02)      $9.40
June 1, 1994 to May 31, 1995                      $9.54          $0.67            $0.19         ($0.67)       --          $9.73
December 31, 1993 to May 31, 1994                $10.00          $0.27           ($0.46)        ($0.27)       --          $9.54
------------------------------------------------------------------------------------------------------------------------------------


(a) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(b) Amount represents the average commission per share paid to brokers on the purchase or sale of portfolio securities.
(c) Annualized.
(d) Intermediate Government Income Fund declared a stock split as of the close of business on March 22, 1996 to the record holders of shares of beneficial interest of the Fund as of the close of business on March 22, 1996.
     Each shareholder of the Fund four additional shares of beneficial interest of the Fund for each outstanding share of beneficial interest of the Fund held by the shareholder on that date.


                                                   Ratio to Average Net Assets
                                          ---------------------------------------------
                                               Net                                           Portfolio    Average     Net Assets at
FIXED INCOME FUNDS                          Investment     Net        Gross        Total      Turnover  Commission    End of Period
                                             Income     Expenses    Expenses(a)    Return       Rate      Rate (b)   (000's Omitted)

STABLE INCOME FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           5.74%(c)     0.65%(c)    0.92%(c)      2.97%       109.95%     N/A          $83,404
November 11, 1994 to October 31, 1995      5.91%(c)     0.65%(c)    0.98%(c)      7.20%       115.85%     N/A          $48,087
INTERMEDIATE GOVERNMENT INCOME FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           6.71%(c)     0.71%(c)    1.17%(c)      0.60%        74.64%     N/A         $399,324
November 11, 1994 to October 31, 1995(e)   7.79%(c)     0.68%(c)    0.93%(c)     11.58%       240.90%     N/A          $50,213
DIVERSIFIED BOND FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           6.78%(c)     0.70%(c)    0.77%(c)      0.22%       118.92%     N/A         $167,159
November 11, 1994 to October 31, 1995      5.87%(c)     0.67%(c)    0.82%(c)     11.32%        58.90%     N/A         $171,453
INCOME FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996              $0.06         0.75%       1.06%         2.58%       270.17%     N/A         $271,157
June 1, 1994 to May 31, 1995              $0.07         0.75%       1.06%         8.49%        98.83%     N/A         $109,994
August 2, 1993 to May 31, 1994             6.75%(c)     0.61%(c)    1.09%(c)     (4.04%)(c)    26.67%     N/A          $93,665
TOTAL RETURN BOND FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996              $0.07         0.75%       1.07%         3.41%        77.49%     N/A         $120,767
June 1, 1994 to May 31, 1995              $0.07         0.71%       1.17%         9.43%        35.19%     N/A          $96,199
December 31, 1993 to May 31, 1994          6.81%(c)     0.46%(c)    2.10%(c)     (4.62%)(c)    37.50%     N/A          $11,694
------------------------------------------------------------------------------------------------------------------------------------



                                                                     Net Realized
                                                                         and         Dividends   Distribution       Ending
TAX-FREE FIXED                      Beginning Net         Net         Unrealized     from Net      from Net        Net Asset
INCOME FUNDS                         Asset Value      Investment      Gain (Loss)   Investment      Realized       Value Per
                                      Per Share     Income (Loss)   on Investments    Income         Gain            Share
LIMITED TAX-FREE FUND - I SHARES
October 1, 1996 to May 31, 1997
TAX-FREE INCOME FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996                $9.82          $0.55         ($0.040)       ($0.55)            --          $9.78
June 1, 1994 to May 31, 1995                $9.60          $0.55           $0.22        ($0.55)            --          $9.82
August 2, 1993 to May 31, 1994             $10.14          $0.47         ($0.470)       ($0.47)        ($0.07)         $9.60
COLORADO TAX-FREE FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996                $9.90          $0.53         ($0.010)       ($0.53)            --          $9.89
June 1, 1994 to May 31, 1995                $9.69          $0.48           $0.21        ($0.48)            --          $9.90
August 23, 1993 to May 31, 1994            $10.22          $0.39         ($0.520)       ($0.39)        ($0.01)         $9.69
MINNESOTA FAX-FREE FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996               $10.45          $0.56         ($0.150)       ($0.56)            --         $10.30
June 1, 1994 to May 31, 1995               $10.16          $0.53           $0.29        ($0.53)            --         $10.45
August 2, 1993 to May 31, 1994             $10.74          $0.43         ($0.390)       ($0.43)        ($0.19)        $10.16

                                                                   Ratio to Average Net Assets
                                                                   ---------------------------

TAX-FREE FIXED                            Net                                        Portfolio       Average    Net Assets at
INCOME FUNDS                         Investment       Net        Gross       Total    Turnover     Commission   End of Period
                                        Income     Expenses   Expenses(a)   Return      Rate        Rate (b)  (000's Omitted)
LIMITED TAX-FREE FUND - I SHARES
October 1, 1996 to May 31, 1997
TAX-FREE INCOME FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996              $0.06       0.32%        1.06%     5.29%     126.20%            N/A        $276,159
June 1, 1994 to May 31, 1995              $0.06       0.60%        1.05%     8.42%     130.90%            N/A         $94,454
August 2, 1993 to May 31, 1994            5.71%(c)    0.60%(c)     1.10%(c) (0.21%)(c) 116.54%            N/A        $102,084
COLORADO TAX-FREE FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996              $0.05       0.30%        1.13%     5.35%     171.41%            N/A         $24,074
June 1, 1994 to May 31, 1995              $0.05       0.30%        1.16%     7.47%      47.88%            N/A         $24,539
August 23, 1993 to May 31, 1994            5.03%(c)   0.11%(c)     1.21%(c)  0.90%(c)   40.92%            N/A         $15,153
MINNESOTA FAX-FREE FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996              $0.05       0.51%        1.30%     3.97%      77.10%            N/A          $3,988
June 1, 1994 to May 31, 1995              $0.05       0.48%        1.58%     8.44%     139.33%            N/A          $1,799
August 2, 1993 to May 31, 1994            4.90%(c)    0.61%(c)     1.54%(c)  0.29%(c)   84.23%            N/A            $872
-------------------------------------------------------------------------------------------------------------------------------

(a) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(b) Amount represents the average commission per share paid to brokers on the purchase or sale of portfolio securities.
(c) Annualized.


                                                                    Net Realized
                                                                         and        Dividends    Distribution        Ending
                                    Beginning Net       Net          Unrealized      from Net       from Net       Net Asset
BALANCED FUNDS                       Asset Value     Investment       Gain (Loss)   Investment      Realized       Value Per
                                      Per Share     Income (Loss)   on Investments    Income          Gain           Share
CONSERVATIVE BALANCED FUND
[STRATEGIC ALLOCATION: INCOME] -
I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           $18.21          $0.48           $0.42        ($0.76)        ($0.23)        $18.12
November 11, 1994 to October 31, 1995      $16.19          $0.75           $1.27            --             --         $18.21
MODERATE BALANCED FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           $19.84          $0.46           $0.89        ($0.66)        ($0.26)        $20.27
November 11, 1994 to October 31, 1995      $17.25          $0.65           $1.94            --             --         $19.84
GROWTH BALANCED FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           $21.25          $0.31           $1.95        ($0.51)        ($0.17)        $22.83
November 11, 1994 to October 31, 1995      $17.95          $0.47           $2.83            --             --         $21.25

                                                                   Ratio to Average Net Assets
                                                                   ---------------------------

                                          Net                                               Portfolio    Average    Net Assets at
BALANCED FUNDS                       Investment      Net           Gross           Total     Turnover  Commission   End of Period
                                        Income     Expenses     Expenses(a)        Return      Rate       Rate (b) (000's Omitted)
CONSERVATIVE BALANCED FUND
[STRATEGIC ALLOCATION: INCOME] -
I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996        4.65%(c)    0.82%(c)(d)    0.97%(c)(d)       5.14%     56.47%      0.0648        $146,950
November 11, 1994 to October 31, 1995   4.67%(c)    0.82%(c)(d)    1.03%(c)(d)      12.48%     65.53%         N/A        $136,710
MODERATE BALANCED FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996        3.95%(c)    0.90%(c)(d)    1.04%(c)(d)       7.03%     52.71%      0.0658        $398,005
November 11, 1994 to October 31, 1995   3.76%(c)    0.92%(c)(d)    1.11%(c)(d)      15.01%     62.08%         N/A        $373,998
GROWTH BALANCED FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996        2.66%(c)    0.98%(c)(d)    1.16%(c)(d)      10.87%     38.78%      0.0696        $484,641
November 11, 1994 to October 31, 1995   2.63%(c)    0.99%(c)(d)    1.23%(c)(d)      18.38%     41.04%         N/A        $374,892
-------------------------------------------------------------------------------------------------------------------------------

(a) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expenses ratio in the absence of any waivers and reimbursements and, in the case of CONSERVATIVE Balanced FUND [Strategic Allocation: Income],
    Moderate Balanced Fund and Growth Balanced Fund, the absence of waivers and reimbursements from the Core Portfolio in which the Fund invests.
(b) Amount represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(c) Annualized.
(d) Includes expenses allocated from the Core Portfolios in which the Fund invests -- Index Portfolio, Small Company Portfolio and International Portfolio II of Core Trust (Delaware) and Schroder U.S. Companies Portfolio of Schroder Capital Funds.

                                                                    Net Realized
                                                                         and         Dividends   Distribution        Ending
                                    Beginning Net        Net         Unrealized      from Net      from Net        Net Asset
EQUITY FUNDS                         Asset Value      Investment      Gain (Loss)   Investment     Realized        Value Per
                                      Per Share     Income (Loss)   on Investments    Income         Gain            Share
INCOME EQUITY FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           $24.02          $0.29           $4.02        ($0.69)        ($0.08)        $27.56
November 11, 1994 to October 31, 1995      $18.90          $0.46           $4.66            --             --         $24.02
VALUGROWTH SM STOCK FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996               $18.80          $0.14           $3.91        ($0.12)        ($0.12)        $22.61
June 1, 1994 to May 31, 1995               $17.16          $0.18           $1.64        ($0.18)            --         $18.80
August 2, 1993 to May 31, 1994             $16.91          $0.13           $0.46        ($0.12)        ($0.22)        $17.16
INDEX FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           $27.67          $0.36           $4.08        ($0.43)        ($0.19)        $31.49
November 11, 1994 to October 31, 1995      $21.80          $0.45           $5.42            --             --         $27.67
DIVERSIFIED EQUITY FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           $27.53          $0.16           $4.25        ($0.42)        ($0.97)        $30.55
November 11, 1994 to October 31, 1995      $22.21          $0.22           $5.10            --             --         $27.53
GROWTH EQUITY FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           $26.97             --           $4.09        ($0.12)        ($1.86)        $29.08
November 11, 1994 to October 31, 1995      $22.28        ($0.020)          $4.71            --             --         $26.97
LARGE COMPANY GROWTH FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           $23.59        ($0.040)          $3.64            --         ($0.22)        $26.97
November 11, 1994 to October 31, 1995      $18.50        ($0.050)          $5.14            --             --         $23.59
SMALL COMPANY STOCK FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996               $10.59          $0.01           $3.93        ($0.03)        ($0.54)        $13.96
June 1, 1994 to May 31, 1995                $9.80          $0.12           $0.87        ($0.12)        ($0.08)        $10.59
December 31, 1993 to May 31, 1994          $10.00          $0.08         ($0.200)       ($0.08)            --          $9.80

                                                                   Ratio to Average Net Assets
                                                                   ---------------------------

                                          Net                                                Portfolio   Average    Net Assets at
EQUITY FUNDS                         Investment          Net       Gross            Total     Turnover Commission   End of Period
                                        Income        Expenses  Expenses(a)        Return       Rate      Rate (b) (000's Omitted)
INCOME EQUITY FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           2.72%(d)      0.86%(d)    1.13%(d)      18.14%        0.69%     0.0942        $230,831
November 11, 1994 to October 31, 1995      2.51%(d)      0.85%(d)    1.12%(d)      27.09%        7.03%        N/A         $49,000
VALUGROWTHS M STOCK FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996              $0.01          1.20%       1.32%         21.72%      105.43%     0.0603        $156,553
June 1, 1994 to May 31, 1995              $0.01          1.20%       1.33%         10.67%       63.82%        N/A        $136,589
August 2, 1993 to May 31, 1994             0.92%(d)      1.20%(d)    1.39%(d)       2.99%(d)    86.07%        N/A        $113,061
INDEX FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           2.25%(d)      0.31%(d)    0.57%(d)      16.27%        9.12%     0.0517        $249,644
November 11, 1994 to October 31, 1995      2.12%(d)      0.50%(d)    0.64%(d)      26.93%       14.48%        N/A        $186,197
DIVERSIFIED EQUITY FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           1.00%(d)      1.06%(d)(f) 1.30%(d)(f)   16.38%        5.76%     0.0671        $907,223
November 11, 1994 to October 31, 1995      1.01%(d)      1.09%(d)(f) 1.37%(b)(f)   23.95%       10.33%        N/A        $711,111
GROWTH EQUITY FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           0.01%(d)      1.35%(d)(f) 1.85%(d)(f)   15.83%        7.39%     0.0617        $735,728
November 11, 1994 to October 31, 1995     (0.11%)(d)     1.38%(d)(f) 1.92%(d)(f)   21.10%        8.90%        N/A        $564,004
LARGE COMPANY GROWTH FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996          (0.30%)(d)     1.00%(d)    1.13%(d)      15.40%       16.93%     0.0616         $82,114
November 11, 1994 to October 31, 1995     (0.23%)(d)     1.00%(d)    1.20%(d)      27.51%       31.60%        N/A         $63,567
SMALL COMPANY STOCK FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996              $0.00          1.21%       1.60%         38.30%      134.53%     0.0555        $125,986
June 1, 1994 to May 31, 1995              $0.01          0.52%       1.82%         10.13%       68.09%        N/A         $54,240
December 31, 1993 to May 31, 1994          2.03%(d)      0.20%(d)    4.33%(d)      (2.93%)(d)   14.98%        N/A          $9,251


                                                                    Net Realized
                                                                        and          Dividends   Distribution       Ending
                                    Beginning Net        Net        Unrealized       from Net     from Net        Net Asset
EQUITY FUNDS                         Asset Value     Investment     Gain (Loss)     Investment    Realized        Value Per
                                      Per Share     Income (Loss)  on Investments     Income        Gain            Share
SMALL COMPANY GROWTH FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           $29.99        ($0.070)          $5.94            --         ($2.86)        $33.00
November 11, 1994 to October 31, 1995      $21.88        ($0.110)          $8.22            --             --         $29.99
SMALL CAP OPPORTUNITIES FUND - I SHARES
August 15, 1996 to May 31, 1997
CONTRARIAN STOCK FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996               $10.90          $0.10           $1.01        ($0.10)        ($1.09)        $10.82
June 31, 1994 to May 31, 1995               $9.71          $0.11           $1.19        ($0.11)        ($0.00)        $10.90
December 31, 1993 to May 31, 1994          $10.00          $0.07         ($0.290)       ($0.07)            --          $9.71
INTERNATIONAL FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996           $17.99          $0.14           $2.04        ($0.33)            --         $19.84
November 11, 1994 to October 31, 1995      $17.28          $0.09           $0.62            --             --         $17.99

                                                               Ratio to Average Net Assets
                                                               ---------------------------

                                            Net                                               Portfolio   Average    Net Assets at
EQUITY FUNDS                           Investment        Net        Gross            Total     Turnover Commission   End of Period
                                          Income      Expenses   Expenses(a)        Return       Rate     Rate (b)  (000's Omitted)
SMALL COMPANY GROWTH FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996            (0.41%)(d)  1.25%(d)     1.29%(d)        21.43%       62.06%     0.0583       $378,546
November 11, 1994 to October 31, 1995       (0.47%)(d)  1.25%(d)     1.35%(d)        37.07%      106.55%        N/A       $278,058
SMALL CAP OPPORTUNITIES FUND - I SHARES
August 15, 1996 to May 31, 1997
CONTRARIAN STOCK FUND - I SHARES
June 1, 1996 to May 31, 1997
June 1, 1995 to May 31, 1996                $0.01        1.20%       1.45%           10.90%       28.21%     0.0467        $36,020
June 31, 1994 to May 31, 1995               $0.01        1.12%       1.57%           13.52%       30.32%        N/A        $45,832
December 31, 1993 to May 31, 1994            1.82%(d)    0.62%(d)    3.52%(d)        (5.35%)(d)    2.67%        N/A         $4,548
INTERNATIONAL FUND - I SHARES
June 1, 1996 to May 31, 1997
November 1, 1995 to May 31, 1996             0.60%(d)    1.50%(d)(f) 1.52%(d)(f)     12.31%          N/A        N/A       $143,643
November 11, 1994 to October 31, 1995        0.54%(d)    1.50%(d)(f) 1.66%(d)(f)      4.11%          N/A        N/A        $91,401
------------------------------------------------------------------------------------------------------------------------------------

(a) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements and, in the case of Diversified Equity Fund, Growth Equity Fund, Small Cap Opportunities Fund and International Fund, the absence of waivers and reimbursements from the Core Portfolios in which the Fund invests.
(b) Amount represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(c) Annualized.
(d) Includes expenses allocated from the Core Portfolios in which the Fund invests -- Index Portfolio, Small Company Portfolio and International Portfolio II of Core Trust (Delaware and Schroder U.S. Companies
    Portfolio of Schroder Capital Funds.

3.  INVESTMENT OBJECTIVES AND POLICIES


The thirty-two Funds offered through this Prospectus each have distinct investment objectives and policies. There can be no assurance that any Fund or Core Portfolio will achieve its investment objective or that any Money Market Fund will maintain a stable net asset value.

The investment objective, policies and risk considerations of each Fund are described below. For a further description of each Fund's investments and investment techniques and additional risk considerations associated with those investments and techniques, see "Additional Investment Policies and Risk Considerations," "Appendix A: Investments, Investment Strategies and Risk Considerations," and the SAI.

MONEY MARKET FUNDS

For a general description of the limits imposed on the investments of the Money Market Funds, see "Additional Investment Policies and Risk Considerations -- General Information -- General Money Market Fund Guidelines."

CASH INVESTMENT FUND, READY CASH INVESTMENT FUND

INVESTMENT OBJECTIVES. The investment objective of each of Cash Investment Fund and Ready Cash Investment Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

CASH INVESTMENT FUND currently pursues its investment objective by investing equally in two Core Portfolios -- Money Market Portfolio and Prime Money Market Portfolio.

READY CASH INVESTMENT FUND currently pursues its investment objective by investing all of its investable assets in Prime Money Market Portfolio. Cash Investment Fund, Ready Cash Investment Fund, Money Market Portfolio and Prime Money Market Portfolio each have the same investment objective and investment policies, except that Ready Cash Investment Fund and Prime Money Market Portfolio seek to maintain a rating from at least one NRSRO. Accordingly, Prime Money Market Portfolio is limited in the type and amount of permissible securities (as described below) which it may purchase. Each Core Portfolio invests in a broad spectrum of high quality money market instruments of United States and foreign issuers.

Although the following discusses the investment policies of Money Market Portfolio and Prime Money Market Portfolio, it applies equally to the Funds. It is anticipated that the percentage of Cash Investment Fund's assets invested in each Core Portfolio will not change.

INVESTMENT POLICIES. The Portfolios may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly owned banking-related subsidiaries of foreign banks. The Portfolios limit their investments in obligations of financial institutions (including their branches, agencies and subsidiaries) to institutions which at the time of investment have total assets in excess of one billion dollars, or the equivalent in other currencies.

Each Portfolio normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. This concentration may result in increased exposure to risks pertaining to the banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Each Portfolio may not invest more than 25% of its total assets in any other single industry.


Although the Portfolios invest in dollar-denominated obligations, the foreign securities in which the Portfolios invest also involve certain risks. See "Investment Policies -- Equity Funds -- International Fund -- Foreign Investment Considerations and Risk Factors." The Portfolios may invest without limit in the types of securities eligible for purchase by U.S. Government Fund, as well as in the types of securities eligible for purchase by Municipal Money Market Fund. See "Investment Objectives and Policies -- Money Market Funds -- U.S. Government Fund" and "- Municipal Money Market Fund." The Portfolios may invest in corporate debt securities, including commercial paper and privately issued instruments, see "Appendix A -- Corporate Debt Securities and Commercial Paper," and may invest in participation interests, see "Appendix A -- Participation Interests." A Portfolio will not invest more than 10% of its total assets in participation interests in which the Portfolio does not have demand rights.

U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE. The investment objective of U.S. Government Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. U.S. Government Fund invests primarily in obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies and instrumentalities ("U.S. Government Securities"). The Fund may also invest in repurchase agreements and certain zero-coupon securities secured by U.S. Government Securities. Under normal circumstances, however, the Fund will invest at least 65% of its total assets in U.S. Government Securities.

The U.S. Government Securities in which the Fund may invest include U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. See "Appendix A -- U.S. Government Securities."

The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. In addition, the Fund may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). The Fund will not invest more than 35% of its total assets in zero-coupon securities other than those issued through the STRIPS program. See "Appendix A -- U.S. Government Securities -- Zero Coupon Securities."

TREASURY FUND

INVESTMENT OBJECTIVE. The investment objective of Treasury Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. Treasury Fund invests solely in obligations that are issued or guaranteed by the U.S. Treasury, such as U.S. Treasury bills, bonds and notes ("U.S. Treasury Securities"). This may include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. "Appendix A -- U.S. Government Securities."

MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE. The investment objective of Municipal Money Market Fund is to provide high current income exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.
As part of its objective, during periods of normal market conditions, the Fund will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT"). See "Dividends and Tax Matters -- Tax Matters."

INVESTMENT POLICIES. Municipal Money Market Fund attempts to invest 100% of its assets in the obligations of the states, territories and possessions of the United States and of their subdivisions, authorities and corporations, the interest on which is exempt from federal income tax ("municipal securities"). The Fund reserves the right, however, to invest up to 20% of its assets in securities the interest income on which is subject to federal income taxation. The municipal securities in which the Fund may invest include short-term municipal bonds and municipal notes and leases. These municipal securities may have fixed, variable or floating rates of interest and may be zero-coupon securities.

When the assets and revenues of an issuing agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.


The Fund may invest more than 25% of its assets in industrial development bonds and in participation interests therein issued by banks. The Fund may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state. If the Fund concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state and its political subdivisions.


For a description of particular types of municipal securities, such municipal bonds, notes and leases and participation interests, in which the Fund invests, see "Appendix A -- Municipal Securities."

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Under current federal tax law, interest on certain municipal securities issued after August 7, 1986 to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Fund may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

Although the Fund invests primarily in municipal securities, it is anticipated that a substantial amount of the securities held by the Fund will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features, of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Fund will be dependent in part upon the credit quality of the banks supporting the Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. See "Investment Objectives and Policies -- Money Market Funds --Cash Investment Fund and Ready Cash Investment Fund" above. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Fund's policy is to purchase municipal securities with third party credit or liquidity support only after Norwest has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

The Fund may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate. Tender option bonds are generally held pursuant to a custodial arrangement.


The Fund also may acquire "puts" on municipal securities it purchases. A put gives the Fund the right to sell the municipal security at a specified price at any time before a specified date. The Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Fund to invest its funds at more favorable rates. Generally, the Fund will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Fund may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.


The Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

TAXABLE INVESTMENTS. Although the Fund will attempt to invest 100% of its assets in municipal securities, the Fund may invest up to 20% of the value of its net assets in cash and cash equivalents the interest income on which is subject to federal taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Fund may assume a temporary defensive position and invest without limit in cash or cash equivalents the interest income on which is subject to federal income taxation, which include: (i) short-term U.S. Government Securities; (ii) certificates of deposit, Bankers' acceptances and interest-bearing savings deposits; (iii) commercial paper; (iv) repurchase agreements covering any of the preceding securities; and (v) to the extent permitted by the Investment Company Act of 1940, money market mutual funds.

FIXED INCOME FUND

The five Fixed Income Funds invest primarily in fixed income investments pursuant to the investment policies described below. For a general description of fixed income securities, see "Additional Investment Policies and Risk Considerations -- Common Policies of the Funds -- Fixed Income Investments and their Characteristics" below. Each Fixed Income Fund, except Intermediate Government Income Fund, may invest in foreign issuers. These investments may involve certain risks. See "Investment Policies -- Equity Funds -- International Fund -- Foreign Investment Risks and Considerations."

STABLE INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to maintain safety of principal while providing low-volatility total return. The Fund currently pursues its investment objective by investing all of its investable assets in Stable Income Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund.

INVESTMENT POLICIES. The Portfolio seeks to maintain safety of principal while providing low volatility total return by investing primarily in investment grade short-term obligations. The Portfolio invests in a diversified portfolio of fixed and variable rate U.S. dollar denominated fixed income securities of a broad spectrum of United States and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

The securities in which the Portfolio invests include mortgage-backed and other asset-backed securities, although the Portfolio limits these investments to not more than 60 percent and 25 percent, respectively, of its total assets. In addition, the Portfolio limits its holdings of mortgage-backed securities that are not U.S. Government Securities to 25 percent of its total assets. The Portfolio may invest any amount of its assets in U.S. Government Securities, but under normal circumstances less than 50 percent of the Portfolio's total assets are so invested. The Portfolio may invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Portfolio may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Portfolio only purchases those securities that are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by an NRSRO, such as Moody's Investors Service, Standard & Poor's or Fitch Investors Services, L.P., or which are unrated and determined by Norwest to be of comparable quality. See "Additional Investment Policies and Risk Considerations -- Common Policies of the Funds -- Rating Matters" below.

The Portfolio invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

In order to manage its exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Portfolio may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Portfolio's income and may attempt to reduce the overall risk of its investments or limit the uncertainty in the level of future foreign exchange rates ("hedge") by using options and futures contracts and foreign currency forward contracts. The Portfolio's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Portfolio may write covered call and put options, buy put and call options, buy and sell interest rate and foreign currency futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Portfolio is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Portfolio's obligations under the option..

SHORT GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide income and safety of principal by investing primarily in U.S. Government Securities.

INVESTMENT POLICIES. The Fund seeks to attain its investment objective by investing primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65 percent of its assets in U.S. Government Securities and may invest up to 35 percent of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of short maturity securities to lessen interest rate risk, while employing low risk yield enhancement techniques, such as investment in adjustable rate securities and swap agreements, to add to the Fund's return over a complete economic or interest rate cycle.

The Fund invests in mortgage-backed and other asset-backed securities, although the Fund limits these investments to not more than 50 percent and 25 percent, respectively, of its total assets. As part of its mortgage-backed securities investments, the Fund may enter into "dollar roll" transactions. Certain fixed income securities are zero-coupon securities and the Fund will limit its investment in these securities, except those issued through the U.S. Treasury's STRIPS program, to not more than 10 percent of the Fund's total assets. The Fund may also invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may make short sales and may purchase securities on margin (borrow money in order to purchase securities), which are considered speculative investment techniques. See "Appendix A -- Short Sales" and "-- Purchasing Securities on Margin."

The Fund will only purchase securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRSRO, such as Moody's Investors Service, Standard & Poor's or Fitch Investors Services, L.P., or which are unrated and determined by Norwest to be of comparable quality. See "Additional Investment Policies and Risk Considerations -- Common Policies of the Funds -- Rating Matters" below.

The Fund primarily will invest in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 10 years. Under normal circumstances, the Fund's portfolio of securities will have an average dollar-weighted maturity of between 1 and 5 years. [Under normal circumstances, the Fund's portfolio of securities will have a duration of between 70 percent and 130 percent of the duration of a 5-year Treasury Note.]

In order to manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Fund may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Fund's return and may attempt to reduce the overall risk of its investments ("hedge") by using options and futures contracts. The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide income and safety of principal by investing primarily in U.S. Government Securities.

INVESTMENT POLICIES. The Fund seeks to attain its investment objective by investing primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65 percent of its assets in U.S. Government Securities and may invest up to 35 percent of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk, while employing low risk yield enhancement techniques, such as investment in adjustable rate securities and swap agreements, to add to the Fund's return over a complete economic or interest rate cycle.

The Fund invests in mortgage-backed and other asset-backed securities, although the Fund limits these investments to not more than 50 percent and 25 percent, respectively, of its total assets. As part of its mortgage-backed securities investments, the Fund may enter into "dollar roll" transactions. Certain fixed income securities are zero-coupon securities and the Fund will limit its investment in these securities, except those issued through the U.S. Treasury's STRIPS program, to not more than 10 percent of the Fund's total assets. The Fund may also invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may make short sales and may purchase securities on margin (borrow money in order to purchase securities), which are considered speculative investment techniques. See "Appendix A -- Short Sales" and "-- Purchasing Securities on Margin."

The Fund will only purchase securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRSRO, such as Moody's Investors Service, Standard & Poor's or Fitch Investors Services, L.P., or which are unrated and determined by Norwest to be of comparable quality. See "Additional Investment Policies and Risk Considerations -- Common Policies of the Funds -- Rating Matters" below.

The Fund primarily will invest in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 15 years. Under normal circumstances, the Fund's portfolio of securities will have an average dollar-weighted maturity of between 3 and 10 years. Under normal circumstances, the Fund's portfolio of securities will have a duration of between 70 percent and 130 percent of the duration of a 5-year Treasury Note. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk"). Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, will be less than the security's stated maturity.

In order to manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Fund may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Fund's return and may attempt to reduce the overall risk of its investments ("hedge") by using options and futures contracts. The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide total return by diversifying its investments among different fixed-income investment styles. The Fund invests in various Core Portfolios, each of which invests using a different investment style.

INVESTMENT POLICIES. The Fund follows a "multi-style" approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund's portfolio combines three different fixed income investment styles: (i) Total Return Bond style; (ii) Managed Fixed Income style; and (iii) Positive Return style.

DIVERSIFIED BOND FUND ALLOCATION

Set forth below are the ranges of investments by the Fund in each Core Portfolio and current allocation of the Fund's assets among the Core Portfolios.

                                             CURRENT             RANGE OF
                                           ALLOCATION           INVESTMENT
Total Return Bond Portfolio                 33 1/3%             30% - 37%
Managed Fixed Income Portfolio              33 1/3%             30% - 37%
Positive Return Portfolio                   33 1/3%             30% - 37%

TOTAL FUND ASSETS  100%

As market values of the Fund's assets change, the percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations. In response thereto, Norwest periodically effects transactions for the Fund to reestablish its allocations.


Consistent with the Fund's investment objective and policies and under the general supervision of the Trust's Board of Trustees, Norwest may make changes in the foregoing percentage allocations at any time Norwest deems appropriate, including in response to market and other conditions. In addition, upon approval of the Trust's Board of Trustees and notification of shareholders, the Fund may invest in additional or fewer Core Portfolios or invest directly in portfolio securities. When Norwest believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change.


Investors should refer to the descriptions below under "Investment Objectives and Policies - Core Portfolio Descriptions" for a discussion of the investment objectives, policies and risks involved in the investments and investment techniques of each investment style.

INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide total return consistent with current income. The Fund pursues this objective by investing in a portfolio of fixed income securities issued by domestic and foreign issuers.


INVESTMENT POLICIES. The Fund seeks to attain its investment objective by investing in a diversified portfolio of fixed and variable rate U.S. dollar denominated fixed income securities. These securities cover a broad spectrum of United States issuers, including U.S. Government Securities, mortgage- and asset-backed securities and the debt securities of financial institutions, corporations, and others. Norwest attempts to increase the Fund's performance by applying various fixed income management techniques combined with fundamental economic, credit and market analysis while at the same time controlling total return volatility by targeting the Fund's duration within a narrow band around the Lehman Brothers Aggregate Index, an unmanaged index of fixed income securities.

The Fund may invest any amount of its assets, and normally will invest at least 30% of its total assets, in U.S. Government Securities. The fixed income securities in which the Fund invests also include mortgage-backed and other asset-backed securities, although the Fund limits these investments to not more than 50% and 25%, respectively, of its total assets. The Fund may invest up to 50% of its total assets in corporate securities, such as bonds, debentures and notes and fixed income securities that can be converted into or exchanged for common stocks ("convertible securities") and may invest in guaranteed investment contracts. The Fund may invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities").

To limit credit risk, the Fund will only purchase securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO, such as Moody's Investors Service ("Moody's"), Standard & Poor's or Fitch Investors Services, L.P., or which are unrated and determined by Norwest to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated "Baa" (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI of the Fund.

The Fund will invest primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years, and it is anticipated that the Fund's portfolio of securities will have an average dollar-weighted maturity of between 3 and 15 years. The Fund's portfolio of securities will normally have a duration of between 70% and 130% of the duration of the Lipper Corporate A-Rated Debt Average. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk").
Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, will be less than the security's stated maturity. The Fund may invest in debt securities registered and sold in the United States by foreign issuers (Yankee Bonds) and debt securities sold outside the United States by foreign or U.S. issuers (Euro-bonds). The Fund intends to restrict its purchases of debt securities to issues denominated and payable in United States dollars. For a description of the risks involved in investments in foreign securities, see "Investment Objectives and Policies -- Equity Funds -- International Fund -- Investment Policies -- Foreign Investment Considerations and Risk Factors." The Fund may invest in guaranteed investment contracts ("GICs"). .A GIC is an arrangement with an insurance company under which the Fund contributes cash to the insurance company's general account and the insurance company credits the contribution with interest on a monthly basis. The interest rate is tied to a specified market index and is guaranteed by the insurance company not to be less than a certain minimum rate. The Fund will purchase a GIC only when Norwest has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that the Fund may purchase.

TOTAL RETURN BOND FUND


INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek total return. The Fund pursues this objective by investing primarily in U.S. Government Securities, including mortgage-backed securities and investment grade corporate fixed income securities. The Fund currently pursues its investment objective by investing all of its investable assets in Total Return Bond Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund.

INVESTMENT POLICIES. The Portfolio invests primarily in U.S. Government Securities, including mortgage-backed securities and investment grade corporate fixed income securities. Norwest's investment decisions are based on its analysis of major changes in the direction of interest rates rather than an attempt by Norwest to predict short-term interest rate fluctuations. Norwest also applies a contrarian perspective by looking for undervalued segments of the fixed income market which Norwest believes offer opportunities for increased returns.

In making its investment decisions for the Portfolio, Norwest focuses on the maturity structure and quality structure of the Portfolio's portfolio. When Norwest's outlook is for rising interest rates and falling bond values, the majority of the Portfolio's investment portfolio will be invested in securities with short-term maturities in an effort to ride interest rates up while minimizing the negative effect of falling bond prices. When Norwest anticipates interest rates to fall and bond prices increase, the Portfolio generally will be invested in securities with long-term maturities in an attempt to lock in high interest rates and capitalize on bond price appreciation. Accordingly, the average maturity of the Portfolio's portfolio will vary from 1 to 30 years.

The Portfolio may invest an unlimited amount of its assets in either corporate securities, including corporate bonds, debentures and notes, or U.S. Government Securities. The Portfolio will be invested to a greater degree in corporate securities, however, as the spread between corporate and U.S. Government issues offers potential for incremental returns. The Portfolio limits its investments in variable or floating rate securities to 5 percent of its net assets. The Portfolio does not currently invest in mortgage-backed securities or enter "dollar roll" transactions, but reserves the right to do so in the future.

The Portfolio may also invest in preferred stocks and securities convertible into common stock, but may not own the common stock into which a convertible security converts. The Portfolio will only purchase securities (including convertible securities) that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO, such as Moody's Investors Service ("Moody's"), Standard & Poor's or Fitch Investors Services, L.P., or which are unrated and determined by Norwest to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI of the Portfolio.

TAX-FREE FIXED INCOME FUNDS

For a detailed description of fixed income investments, including municipal securities and related investments in which the Tax-Free Fixed Income Funds invest, see "Appendix A" and "Additional Investment Policies and Risk Considerations -- Common Policies of the Funds -- Fixed Income Investments and Their Characteristics." Under certain circumstances the Tax-Free Fixed Income Funds may invest in taxable investments. See "Taxable Investments" below.

LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to produce current income exempt from federal income taxes. The Fund pursues this objective by investing primarily in a portfolio of investment grade fixed income securities the interest on which is free from federal income tax and maintains an average dollar weighted portfolio maturity of between 1 and 5 years.


INVESTMENT POLICIES. Substantially all of the Fund's assets normally will be invested in municipal securities, which are debt obligations issued by or on behalf of the states, territories or possessions of the United States, the District of Columbia and their subdivisions, authorities, instrumentalities and corporations the interest on which is exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax ("municipal securities"). As a fundamental investment policy, except during periods when the Fund assumes a temporary defensive position, the Fund will invest at least 80% of its total assets in securities exempt from federal income taxes (including the federal alternative minimum tax). In order to respond to business and financial conditions, the Fund may invest up to 20% of its total assets in instruments on which the interest is subject to federal taxation. See "Taxable Investments" below, and "Additional Investment Policies -- Common Policies of the Funds -- Temporary Defensive Position" and "Dividends, Distributions and Tax Matters".

The average dollar-weighted maturity of the Fund's assets normally will be between 1 and 5 years. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a shorter maturity is generally associated with a lower level of volatility in the market value of a security. Because the Fund's objective is to provide current income, the Fund will invest in municipal securities with an emphasis on income. The average maturity of the Fund's portfolio will vary depending on anticipated market conditions.

Substantially all of the Fund's assets will be invested in municipal securities that are rated within the top four grades by an NRSRO at the time of purchase. For example, for municipal bonds, these grades are "Aaa", "Aa", "A" and "Baa" in the case of Moody's Investors Service ("Moody's") and "AAA", "AA", "A" and "BBB" in the case of Standard & Poor's and Fitch Investors Services, L.P. These securities are generally considered to be investment grade securities, although Moody's indicates that municipal securities rated "Baa" have speculative characteristics. The Fund also may invest in unrated securities that Norwest believes are comparable in quality to rated securities in which the Fund may invest. A description of the rating categories of certain NRSROs is contained in the SAI of the Fund.

TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of Tax-Free Income Fund is to produce current income exempt from federal income taxes. The Fund pursues this objective by investing primarily in a portfolio of investment grade fixed income securities the interest on which is free from federal income tax.

INVESTMENT POLICIES. Substantially all of the Fund's assets normally will be invested in municipal securities, which are debt obligations issued by or on behalf of the states, territories or possessions of the United States, the District of Columbia and their subdivisions, authorities, instrumentalities and corporations the interest on which is exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax ("municipal securities"). As a fundamental investment policy, except during periods when the Fund assumes a temporary defensive position, the Fund will invest at least 80% of its total assets in securities exempt from federal income taxes (including the federal alternative minimum tax). In order to respond to business and financial conditions, the Fund may invest up to 20% of its assets in instruments on which the interest is subject to federal taxation. See "Taxable Investments" below, and "Additional Investment Policies -- Common Policies of the Funds -- Temporary Defensive Position" and "Dividends, Distributions and Tax Matters."

The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years. Depending on market conditions, however, the average dollar-weighted maturity could be higher or lower. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. Since the Fund's objective is to provide high current income, the Fund will invest in municipal securities with an emphasis on income rather than stability of the Fund's net asset value, and the average maturity of the Fund's portfolio will vary depending on anticipated market conditions.

Substantially all of the Fund's assets will be invested in municipal securities that are rated within the top four grades by an NRSRO at the time of purchase. For example, for municipal bonds, these grades are "Aaa", "Aa", "A" and "Baa" in the case of Moody's Investors Service ("Moody's") and "AAA", "AA", "A" and "BBB" in the case of Standard & Poor's and Fitch Investors Services, L.P. These securities are generally considered to be investment grade securities, although Moody's indicates that municipal securities rated "Baa" have speculative characteristics. The Fund also may invest in unrated securities that Norwest believes are comparable in quality to rated securities in which the Fund may invest. A description of the rating categories of certain NRSROs is contained in the SAI of the Fund.

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE. The investment objective of Colorado Tax-Free Fund is to seek to provide shareholders with a high level of current income exempt from both federal and Colorado state income taxes (including the alternative minimum tax) consistent with the preservation of capital. Shares of the Fund are offered only to residents of the State of Colorado.

INVESTMENT POLICIES. Substantially all the Fund's assets normally will be invested in investment grade municipal securities, which are debt obligations issued by the state of Colorado and its political subdivisions, various authorities, instrumentalities, public corporations and special districts ("municipal securities"). Municipal securities also include the securities issued by the various territories and possessions of the United States, such as Puerto Rico. As a fundamental policy, except during periods when the Fund assumes a temporary defensive position, the Fund will invest at least 80% of its total assets in securities exempt from both federal and Colorado state income taxes (including the alternative minimum tax). In order to respond to business and financial conditions, the Fund may invest up to 20% of its assets in instruments on which the interest is subject to taxation. See "Taxable Investments" below, "Additional Investment Policies and Risk Considerations -- Common Policies of the Funds -- Temporary Defensive Position" and "Dividends, Distributions and Tax Matters."


The yields of Colorado municipal securities depend on, among other things, conditions in the Colorado municipal bond market and fixed income markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Colorado state tax exemption on Colorado issues.

There are no restrictions on the Fund's average portfolio maturity, but the average portfolio maturity is currently expected to be greater than 10 years. Average portfolio maturity may reach or exceed 20 years in the future. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer average maturity is generally associated with a higher level of volatility in the market value of a security. Since the Fund's objective is to provide high current income, the Fund will invest in municipal securities with an emphasis on income rather than maintaining a stable net asset value. However, the Fund attempts to limit net asset value fluctuations.

Substantially all of the Fund's assets will be invested in municipal securities that are rated within the top four grades by an NRSRO at the time of purchase. For example, for municipal bonds, these grades are "Aaa", "Aa", "A" and "Baa" in the case of Moody's Investors Service ("Moody's") and "AAA", "AA", "A" and "BBB" in the case of Standard & Poor's and Fitch Investors Services, L.P. These securities are generally considered to be investment grade securities, although Moody's indicates that municipal securities rated "Baa" have speculative characteristics. The Fund also may invest in unrated securities that Norwest believes are comparable in quality to rated securities in which the Fund may invest. A description of the rating categories of certain NRSROs is contained in the SAI of the Fund.

MINNESOTA INTERMEDIATE TAX-FREE FUND
MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE. The investment objective of the Funds is to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the alternative minimum tax) without assuming undue risk. Shares of the Funds are offered only to residents of the State of Minnesota.

INVESTMENT POLICIES.

Substantially all of the Funds' assets normally will be invested in investment grade municipal securities, which are debt obligations issued by the state of Minnesota and its political subdivisions, duly constituted authorities and corporations ("municipal securities"). Municipal securities also include the securities issued by the various territories and possessions of the United States, such as Puerto Rico. As a fundamental policy, except during periods when the Funds assume a temporary defensive position, the Funds will invest at least 80% of their total assets in securities exempt from both federal and Minnesota state income taxes (including the alternative minimum tax). In order to respond to business and financial conditions, the Funds may invest up to 20% of their assets in instruments on which the interest is subject to taxation. See "Taxable Investments" below, "Additional Investment Policies -- Common Policies of the Funds -- Temporary Defensive Position" and "Dividends, Distributions and Tax Matters."

The yields of Minnesota municipal securities depend on, among other things, conditions in the Minnesota municipal bond market and fixed income markets generally, the maturity of the obligation, the rating of the issue and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Minnesota state tax exemption on Minnesota issues. See "Dividends, Distributions and Tax Matters -- Tax-Exempt Distributions -- Minnesota Tax-Free Fund" for a description of certain tax matters that may effect the Fund and its shareholders.

The average dollar-weighted maturity of the Minnesota Intermediate Tax-Free Fund's assets normally will be between 5 and 10 years. The average maturity of the Fund's portfolio will vary depending on anticipated market conditions. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer average maturity is generally associated with a higher level of volatility in the market value of a municipal security. Since the Fund's objective is to provide high current income, the Fund will invest in municipal securities with an emphasis on income rather than stability of the Fund's net asset value.

There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity, but the average dollar-weighted maturity is currently expected to be greater than 10 years. Average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, however, the average dollar-weighted maturity could be higher or lower. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer average maturity is generally associated with a higher level of volatility in the market value of a municipal security. Since the Fund's objective is to provide high current income, the Fund will invest in municipal securities with an emphasis on income rather than stability of the Fund's net asset value.

Normally, at least 75% of the Funds' assets will be invested in municipal securities that are rated within the top four grades by an NRSRO at the time of purchase. For example, for municipal bonds, these grades are "Aaa", "Aa", "A" and "Baa" in the case of Moody's Investors Service ("Moody's") and "AAA", "AA", "A" and "BBB" in the case of Standard & Poor's ("S&P") and Fitch Investors Services, L.P. ("Fitch"). These securities are generally considered to be investment grade securities, although Moody's indicates that municipal securities rated "Baa" have speculative characteristics. The Funds also may invest in unrated securities that Norwest believes are comparable in quality to rated securities in which the Funds may invest. A description of the rating categories of certain NRSROs is contained in the SAI of the Funds.

NON-INVESTMENT GRADE SECURITIES. The Funds may invest up to 25% of its total assets in municipal bonds rated in the fifth highest rating category by an NRSRO ("Ba" by Moody's or "BB" by S&P or Fitch), or which are unrated and judged by Norwest to be of comparable quality to securities rated in the fifth highest category. Such securities (commonly referred to as "junk bonds") are not considered to be investment grade and have speculative or predominantly speculative characteristics. Non-investment grade, high risk securities provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities. These lower rated securities involve greater risk of default or price changes due to changes in the issuers' creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of lower rated securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates.

During its most recent fiscal year ended May 31, 1996, the Minnesota Tax-Free Fund had 93.0% of its average annual assets in municipal securities rated by Moody's or S&P and 7.0% of its average annual assets in unrated investments, including cash and short-term cash equivalents which are typically unrated. During that year, the Fund had the following percentages of its average annual net assets invested in rated securities: "Aaa"/"AAA"-52.0%, "Aa"/"AA"-24.0%, "A"/"A"-14.0%, "Baa"/"BBB"-3.0% and "Ba"/"BB" and below-0.0%. For this purpose, securities with different NRSRO ratings were assigned the higher rating. This information reflects the average composition of the Fund's assets for the Fund's last fiscal year and is not necessarily representative of the Fund as of the current fiscal year or any other time.

TAXABLE INVESTMENTS

Apart from temporary defensive purposes, each Fund may invest up to 20% of the value of its total assets in cash equivalents the interest on which is not exempt from federal income tax or is treated as a preference item for purposes of the federal alternative minimum tax. For more information regarding the alternative minimum tax, see "Dividends, Distributions and Tax Matters." In addition, the Funds may hold a portion of their assets in cash and cash-equivalents pending investment in municipal securities, to meet requests for redemptions or to assume a temporary defensive position. With respect to Limited Term Tax-Free Fund and Tax-Free Income Fund, these securities include debt securities of corporate issuers meeting the Funds' investment quality standards described above and bonds or notes issued by or on behalf of a municipality, the interest on which is an item of tax preference for purposes of the federal alternative minimum tax on individuals.

INVESTMENT CONSIDERATIONS AND RISK FACTORS

GEOGRAPHIC CONCENTRATION. Because COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND invest principally in municipal securities issued by issuers within a particular state and the state's political subdivisions, those Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. In addition, to the extent they may concentrate their investments in a particular jurisdiction, LIMITED TERM TAX-FREE FUND and TAX-FREE INCOME FUND will be subject to similar risks. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations.
Payments of principal of and interest on private activity securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political or demographic conditions in the state.

In 1992, the Colorado constitution was amended to restrict the ability of the state and local governments to increase taxes, revenues, debt and spending. In particular, prior voter approval is now required to impose any new tax or tax rate increase or to issue any multiple-fiscal year debt and revenues collected in excess of certain limits must be refunded unless voters authorize their retention. The future impact on the financial operations and obligations of the state and local governments cannot be determined at this time. Norwest will continue to monitor the situation closely and will, if necessary, seek the advice of counsel concerning its effect on instruments being considered for purchase by the Colorado Tax-Free Fund. A further discussion of potential risks of investment in Colorado municipal securities is contained in the SAI of the Fund.

RELATED ISSUERS. Some municipal securities are related in such a way that an economic, business or political development affecting one municipal security would have a similar effect on another municipal security. For example, the repayment of different obligations may depend on similar types of projects. Except as otherwise noted, no Fund will not invest more than 25% of its total assets in securities that are so related or invest more than 25% of its total assets in a single type of revenue bond (E.G., electric revenue, housing revenue, etc.). Similarly, under normal circumstances, Limited Term Tax-Free Fund and Tax-Free Income Fund will not invest more than 25% of their total assets in issuers located in the same state.

DIVERSIFICATION MATTERS. Each of COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE FAX-FREE FUND and MINNESOTA TAX-FREE FUND is non-diversified, which means that they each have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code. These requirements provide that, as of the last day of each fiscal quarter, with respect to 50% of its assets, a Fund may not: (i) own the securities of a single issuer, other than a U.S. Government security, with a value of more than 5% of the Fund's total assets; or (ii) own more than 10% of the outstanding voting securities of a single issuer.

Except for investment in U.S. Government Securities, no more than 25% of the total assets of Colorado Tax-Free Fund, no more than 10% of the total assets of Minnesota Intermediate Tax-Free Fund and no more than 20% of the total assets of Minnesota Tax-Free Fund, may be invested in securities of any one issuer. These limitations do not apply to securities of an issuer payable solely from the proceeds of escrowed U.S. Government Securities.

TAX-FREE INCOME FUND and LIMITED TERM TAX-FREE FUND are diversified and, therefore, as a fundamental policy, with respect to 75% of their assets, may not purchase a security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer. When the assets and revenues of an issuing agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities, such as an industrial development bond, that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be viewed as the sole issuer of the bond. For more information concerning diversification matters see "Additional Investment Policies and Risk Considerations -- Common Policies of the Funds -- Diversification and Concentration."

BALANCED FUNDS

Each of the Balanced Funds invests in a balanced portfolio of fixed income and equity securities. Conservative Balanced Fund [Strategic Allocation: Income] has the smallest equity securities component of the four Funds and is the most conservative of the Balanced Funds. Aggressive Fund has the largest equity securities component of the four Funds and is the most aggressive of the Balanced Funds.

The equity portion of each Balanced Fund's portfolio uses the seven different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed income portion of each Balanced Fund's portfolio uses from three to five different fixed income investment styles. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Funds.

As the securities markets change, Norwest may attempt to enhance the returns of a Balanced Fund by changing the percentage of Fund assets invested in fixed income and equity securities. Absent unstable market conditions, Norwest does not anticipate making a substantial number of percentage changes. When Norwest believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When Norwest believes that a change will be temporary (generally, 3 years or less), it may choose to effect the change by using futures contract strategies as described below under "Temporary Allocations."

CONSERVATIVE BALANCED FUND [STRATEGIC ALLOCATION: INCOME]

INVESTMENT OBJECTIVE: . The investment objective of the Fund is to provide a combination of current income and capital appreciation by diversifying investment of its assets among stocks, bonds and other fixed income investments. The Fund emphasizes safety of principal through limited exposure to equity securities and has the smallest equity securities position of the three Balanced Funds. The Fund invests in various Core Portfolios, each of which invests using a different investment style.

INVESTMENT POLICIES: The Fund is designed for investors seeking to invest in fixed income securities with limited exposure to equity securities. The fixed income portion of the Fund's portfolio uses Total Return Bond style, Managed Fixed Income style, Positive Return style, Stable Income style and Money Market style, in order to reduce the risk of relying on a single fixed income investment style. The equity portion of the Fund's portfolio uses the investment style of Diversified Equity Fund, which is based on a multi-style approach designed to minimize the volatility and risk of investing in equity securities.

CONSERVATIVE BALANCED FUND

Set forth below are the ranges of investments by the Fund in each Core Portfolio and current allocation of the Fund's assets among the Core Portfolios.


                                                CURRENT          RANGE OF
INVESTMENT STYLE                              ALLOCATION        INVESTMENT

Diversified Equity Fund style                     25%
Index Portfolio                                 6.25%           3% - 10.5%
Income Equity Portfolio                         6.25%           3% - 10.5%
Large Company Growth Portfolio                  6.25%           3% - 10.5%
Small Company style     2.5% 0.75% - 5.25%
 (1/3 in each of Small Company Stock Portfolio,
 Small Company Growth Portfolio and Small

Company Value Portfolio)
International Portfolio                         3.75%           1.75% - 7%
Total Return Bond Portfolio                    16 2/3%          13.33% - 20%
Managed Fixed Income Portfolio                 16 2/3%          13.33% - 20%
Positive Return Portfolio                      16 2/3%          13.33% - 20%
Stable Income Portfolio                          15%                 15%
Money Market Portfolio                           10%                 10%

--------------------------------------------------------------------------------

TOTAL FUND ASSETS  100%
--------------------------------------------------------------------------------

As market values of the Fund's assets change, the percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations. In response thereto, Norwest periodically effects transactions to reestablish their base allocations. Consistent with the Fund's investment objective and policies and under the general supervision of the Trust's Board of Trustees, Norwest may make changes in the foregoing percentage allocations at any time Norwest deems appropriate, including in response to market and other conditions. In addition, upon approval of the Trust's Board of Trustees and notification of shareholders, the Fund may invest in additional or fewer Core Portfolios or invest directly in portfolio securities.

Investors should refer to "Investment Objectives and Policies -- Equity Funds -- Diversified Equity Fund" and the descriptions below under "Investment Objectives and Policies -- Core Portfolio Descriptions" for a discussion of the investment objectives, policies and risks involved in the investments and investment techniques of each investment style.

MODERATE BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income investments. The Fund provides a portfolio more evenly-balanced between fixed income and equity securities than the other Balanced Funds. The Fund invests in various Core Portfolios, each of which invests using a different investment style.

INVESTMENT POLICIES. The Fund is designed for investors seeking roughly equivalent exposures to fixed income securities and equity securities. The fixed income portion of the Fund's portfolio uses Total Return Bond style, Managed Fixed Income style, Positive Return style and Stable Income style in order to reduce the risk of relying on a single fixed income investment style. The equity portion of the Fund's portfolio uses the investment style of Diversified Equity Fund, which is based on a multi-style approach designed to minimize the volatility and risk of investing in equity securities.

MODERATE BALANCED FUND ALLOCATION

Set forth below are the ranges of investments by the Fund in each Core Portfolio and current allocation of the Fund's assets among the Core Portfolios.


--------------------------------------------------------------------------------
                                        CURRENT             RANGE OF
INVESTMENT STYLE                       ALLOCATION          INVESTMENT
--------------------------------------------------------------------------------

Diversified Equity Fund style             40%
Index Portfolio                           10%              5% - 16.5%
Income Equity Portfolio                   10%              5% - 16.5%
Large Company Growth Portfolio            10%              5% - 16.5%
Small Company style                        4%             1.25% - 8.25%

 (1/3 in each of Small Company Stock Portfolio,
 Small Company Growth Portfolio and Small
 Company Value Portfolio)
International Portfolio                          6%        2.5% - 11%
Total Return Bond Portfolio                     15%         10% - 20%
Managed Fixed Income Portfolio                  15%         10% - 20%
Positive Return Portfolio                       15%         10% - 20%
Stable Income Portfolio                         15%

TOTAL FUND ASSETS  100%

As market values of the Fund's assets change, the percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations. In response thereto, Norwest periodically effects transactions to reestablish their base allocations.

Consistent with the Fund's investment objective and policies and under the general supervision of the Trust's Board of Trustees, Norwest may make changes in the foregoing percentage allocations at any time Norwest deems appropriate, including in response to market and other conditions. In addition, upon approval of the Trust's Board of Trustees and notification of shareholders, the Fund may invest in additional or fewer Core Portfolios or invest directly in portfolio securities.

Investors should refer to "Investment Objectives and Policies -- Equity Funds -- Diversified Equity Fund" and the descriptions below under "Investment Objectives and Policies -- Core Portfolio Descriptions" for a discussion of the investment objectives, policies and risks involved in the investments and investment techniques of each investment style.

GROWTH BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide a combination of current income and capital appreciation by diversifying investment of the Fund's assets between stocks and bonds. The Fund invests in various Core Portfolios, each of which invests using a different investment style.

INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The fixed income portion of the Fund's portfolio uses Total Return Bond style, Managed Fixed Income style and Positive Return style, in order to reduce the risk of relying on a single fixed income investment style. The equity portion of the Fund's portfolio uses the investment style of Diversified Equity Fund, which is based on a multi-style approach designed to minimize the volatility and risk of investing in equity securities.

GROWTH BALANCED FUND ALLOCATION

Set forth below are the ranges of investments by the Fund in each Core Portfolio and current allocation of the Fund's assets among the Core Portfolios.

                                              CURRENT            RANGE OF
INVESTMENT STYLE                            ALLOCATION          INVESTMENT

Diversified Equity Fund style                   65%
Index Portfolio                               16.25%            9% - 25%
Income Equity Portfolio                       16.25%            9% - 25%
Large Company Growth Portfolio                16.25%            9% - 25%
Small Company style                            6.5%           2.25% - 12.75%
(1/3 in each of Small Company Stock
Portfolio, Small Company Growth
Portfolio and Small Company
Value Portfolio)
International Portfolio                       9.75%              4.5% - 17%
Total Return Bond Portfolio                  11 2/3%            5% - 18.33%
Managed Fixed Income Portfolio               11 2/3%            5% - 18.33%
Positive Return Portfolio                    11 2/3%            5% - 18.33%

TOTAL FUND ASSETS                              100%

As market values of the Fund's assets change, the percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations. In response thereto, Norwest periodically effects transactions to reestablish their base allocations.

Consistent with the Fund's investment objective and policies and under the general supervision of the Trust's Board of Trustees, Norwest may make changes in the foregoing percentage allocations at any time Norwest deems appropriate, including in response to market and other conditions. In addition, upon approval of the Trust's Board of Trustees and notification of shareholders, the Fund may invest in additional or fewer Core Portfolios or invest directly in portfolio securities.

AGGRESSIVE FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide a combination of current income and capital appreciation by diversifying investment of the Fund's assets between stocks and bonds. The Fund has the largest equity securities position of the Balanced Funds. The Fund invests in various Core Portfolios, each of which invests using a different investment style.

INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The fixed income portion of the Fund's portfolio uses Total Return Bond style, Managed Fixed Income style and Positive Return style, in order to reduce the risk of relying on a single fixed income investment style. The equity portion of the Fund's portfolio uses the investment style of Diversified Equity Fund, which is based on a multi-style approach designed to minimize the volatility and risk of investing in equity securities.

AGGRESSIVE FUND ALLOCATION

Set forth below are the ranges of investments by the Fund in each Core Portfolio and current allocation of the Fund's assets among the Core Portfolios.


                                             CURRENT             RANGE OF
INVESTMENT STYLE                            ALLOCATION          INVESTMENT

Diversified Equity Fund style                 80.0%
Index Portfolio                               20.0%          16.25% - 23.75%
Income Equity Portfolio                       20.0%          16.25% - 23.75%
Large Company Growth Portfolio                20.0%          16.25% - 23.75%
Small Company style                            8.0%            6.5% - 9.5%
(1/3 in each of Small Company Stock
Portfolio, Small Company Growth
Portfolio and Small Company
Value Portfolio)
International Portfolio                       12.0%           9.75% - 14.25%
Total Return Bond Portfolio                  6 2/3%           1.67% - 11.67%
Managed Fixed Income Portfolio               6 2/3%           1.67% - 11.67%
Positive Return Portfolio]                   6 2/3%           1.67% - 11.67%

TOTAL FUND ASSETS                              100%

As market values of the Fund's assets change, the percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations. In response thereto, Norwest periodically effects transactions to reestablish their base allocations.

Consistent with the Fund's investment objective and policies and under the general supervision of the Trust's Board of Trustees, Norwest may make changes in the foregoing percentage allocations at any time Norwest deems appropriate, including in response to market and other conditions. In addition, upon approval of the Trust's Board of Trustees and notification of shareholders, the Fund may invest in additional or fewer Core Portfolios or invest directly in portfolio securities.

Investors should refer to "Investment Objectives and Policies -- Equity Funds -- Diversified Equity Fund" and the descriptions below under "Investment Objectives and Policies -- Core Portfolio Descriptions" for a discussion of the investment objectives, policies and risks involved in the investments and investment techniques of each investment style.

TEMPORARY ALLOCATIONS

In its discretion, Norwest may increase or decrease the percentage of assets of each Balanced Fund that are invested in fixed income and equity securities.
When Norwest believes that a percentage reallocation will be of short duration (generally, up to 3 years), Norwest may determine to achieve the economic equivalent of a reallocation without incurring securities transaction costs by using futures contracts rather than selling and purchasing securities. Under this strategy, to the extent of the percentage asset allocation change, the Fund would not be invested in nor subject to the risks related to the types of individual securities purchased in accordance with the various investment styles used by the Fund. Rather, the Fund would be invested in and subject to the risks related to futures contracts. For a description of futures contracts and their risks, see "Appendix A -- Futures Contracts and Options."

EQUITY FUNDS

To achieve their investment objectives, the Equity Funds invest primarily in common stocks and other equity securities. The domestic securities in which an Equity Fund invests are generally listed on a securities exchange or included in the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market System but may be traded in the over-the-counter securities market. Each Equity Fund, other than Index Fund and Small Cap Opportunities Fund, may invest in foreign issuers. These investments may involve certain risks. See "Investment Objectives and Policies -- Equity Funds -- International Fund -- Foreign Investment Considerations and Risk Factors." Under normal circumstances, each of the Equity Funds will invest substantially all of its assets, but not less than 65 percent of its total assets, in equity securities.

INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to duplicate the return of the Standard & Poor's 500 Composite Stock Price Index. The Fund currently pursues its investment objective by investing all of its investable assets in Index Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund.

INVESTMENT POLICIES. The Portfolio is designed to duplicate the return of the Standard & Poor's 500 Composite Stock Index (the "Index") with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100 percent or more of the capitalization-weighted market values of the Index. Portfolio transactions for the Portfolio generally are executed only to duplicate the composition of the Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Portfolio may hold cash or cash equivalents for the purpose of facilitating payment of the Portfolio's expenses or redemptions. For these and other reasons, the Portfolio's performance can be expected to approximate but not be equal to that of the Index.

The Portfolio may utilize index futures contracts to a limited extent. Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of securities comprising the Index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the index without the required capital commitment. Index futures contracts may be used for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading or to reduce transaction costs. The Portfolio does not invest in futures contracts for speculative reasons or to leverage the Fund.
For a description of futures contracts and their risks, see "Appendix A -- Futures Contracts and Options."

The Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the Index by Standard & Poor's ("S&P") on a statistical basis. The inclusion of a stock in the Index in no way implies that S&P believes the stock to be an attractive investment. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70 percent of the total market value of all U.S. common stocks. Each stock in the Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the Index currently account for approximately 47 percent of its value. The Index emphasizes large capitalizations and, typically, companies included in the Index are the largest and most dominant firms in their respective industries.

Neither the Fund nor the Portfolio is not sponsored, endorsed, sold or promoted by S&P, nor does S&P make any representation or warranty, implied or express, to the purchasers of the Portfolio or the Fund or any member of the public regarding the advisability of investing in index funds or the ability of the Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio or the Fund, by the owners of the Portfolio or the Fund, or by any other person or any entity from the use of the Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Index or any data included therein.

INCOME EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation consistent with above-average dividend income. The Fund currently pursues its investment objective by investing all of its investable assets in Income Equity Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund.

INVESTMENT POLICIES. Income Equity Portfolio expects to invest primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. Primary emphasis is placed on investing in securities of companies with above-average dividend income. In selecting securities for the Portfolio, Norwest uses various valuation measures, including above-average dividend yields and below industry average price to earnings, price to book and price to sales ratios. The Portfolio considers large companies to be those whose market capitalization is at least $600 million at the time of purchase. The Portfolio also may invest in preferred stock and securities convertible into common stock and may purchase American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers. Under normal circumstances, Income Equity Portfolio will not invest more than 10% of its total assets in the securities of a single issuer.

VALUGROWTH STOCK FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation.

INVESTMENT POLICIES. The Fund invests primarily in medium- and large-capitalization companies (companies with a market capitalization of greater than $500 million) that, in the view of Norwest, possess above average growth characteristics and appear to be undervalued.


The Fund seeks to identify and invest in companies whose earnings and dividends Norwest believes will grow both faster than inflation and faster than the economy in general and whose growth Norwest believes has not yet been fully reflected in the market price of the companies' shares. In seeking these investments, Norwest relies primarily on a company by company analysis (rather than on a broader analysis of industry or economic sector trends) and considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line or market, the soundness of the company's financial position, and the maintenance of a relatively high rate of return on invested capital and shareholder's equity. Once companies are identified as possible investments, Norwest applies a number of valuation measures to determine the relative attractiveness of each company and selects those companies whose shares are most attractively priced.



The Fund also may invest in selected companies that Norwest regards as "special situations." Special situation companies often have the potential for significant future earnings growth but have not performed well in the recent past. These situations may include management turnarounds, corporate or asset restructurings, or significantly undervalued assets. These investments are the exception, not the rule, and must satisfy Norwest's valuation parameters. In addition, the Fund may invest up to 20% of its assets in securities of foreign issuers, American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers.

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation while moderating annual return volatility by diversifying its investments in accordance with different equity investment styles. The Fund invests in various Core Portfolios, each of which invests using a different investment style.

INVESTMENT POLICIES. The Fund follows a "multi-style" approach designed to minimize the volatility and risk of investing in equity securities. The Fund's portfolio combines five different equity investment styles: (i) an index style;
(ii) an income equity style; (iii) a large company growth style; (iv) small company styles; and (v) an international style. In addition, the Fund allocates the assets dedicated to small company investments to three distinct small company investment styles. The Fund utilizes different equity investment styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. Because Diversified Equity Fund blends five equity investment styles, it is anticipated that its price and return volatility will be less than that of Growth Equity Fund, which blends three equity investment styles.

DIVERSIFIED EQUITY FUND ALLOCATION

    Set forth below are the ranges of investments by the Fund in each Core Portfolio and current allocation of the Fund's assets among the Core Portfolios.

--------------------------------------------------------------------------------
                                         CURRENT                 RANGE OF
                                       ALLOCATION               INVESTMENT

Index Portfolio                             25%                  23% - 27%
Income Equity Portfolio                     25%                  23% - 27%
Large Company Growth Portfolio              25%                  23% - 27%
Small Company style                         10%                   8% - 12%
Small Company Stock Portfolio             3 1/3%
Small Company Growth Portfolio            3 1/3%
Small Company Value Portfolio             3 1/3%
International Portfolio                     15%                  13% - 17%

--------------------------------------------------------------------------------
TOTAL FUND ASSETS                           100%
--------------------------------------------------------------------------------

As market values of the Fund's assets change, the percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations. In response thereto, Norwest daily effects transactions for the Fund to reestablish its allocations.


Consistent with the Fund's investment objective and policies and under the general supervision of the Trust's Board of Trustees, Norwest may make changes in the foregoing percentage allocations at any time Norwest deems appropriate, including in response to market and other conditions. In addition, upon approval of the Trust's Board of Trustees and notification of shareholders, the Fund may invest in additional or fewer Core Portfolios or invest directly in portfolio securities. When Norwest believes that a change in the allocation percentages is desirable, it will sell and purchase securities to effect the change.


Investors should refer to the descriptions below under "Investment Objectives and Policies -- Core Portfolio Descriptions" for a discussion of the investment objectives, policies and risks involved in the investments and investment techniques of each investment style.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. Growth Equity Fund's investment objective is to provide a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments in accordance with different equity investment styles. The Fund currently invests in various Core Portfolios, each of which invests using a different investment style.

INVESTMENT POLICIES. The Fund follows a "multi-style" approach designed to reduce the volatility and risk of investing in equity securities. The Fund's portfolio combines three different equity investment styles: (i) a large company growth style; (ii) small company styles; and (iii) an international style. In addition, the Fund allocates the assets dedicated to small company investments to three distinct small company investment styles. The Fund utilizes different equity investment styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. It is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends five equity investment styles.

GROWTH EQUITY FUND ALLOCATION

Set forth below are the ranges of investments by the Fund in each Core Portfolio and current allocation of the Fund's assets among the Core Portfolios.

                                         CURRENT                 RANGE OF
                                       ALLOCATION               INVESTMENT

Large Company Growth Portfolio              35%                 32% - 38%
Small Company style                         35%                 33% - 38%
Small Company Stock Portfolio            11 2/3%
Small Company Growth Portfolio           11 2/3%
Small Company Value Portfolio            11 2/3%
International Portfolio                     30%                 27% - 33%

TOTAL FUND ASSETS                          100%

As market values of the Fund's assets change, the percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations. In response thereto, Norwest daily effects transactions for the Fund to reestablish its allocations.

Consistent with the Fund's investment objective and policies and under the general supervision of the Trust's Board of Trustees, Norwest may make changes in the foregoing percentage allocations at any time Norwest deems appropriate, including in response to market and other conditions. In addition, upon approval of the Trust's Board of Trustees and notification of shareholders, the Fund may invest in additional or fewer Core Portfolios or invest directly in portfolio securities. When Norwest believes that a change in the allocation percentages is desirable, it will sell and purchase securities to effect the change.

Investors should refer to the descriptions below under "Investment Objectives and Policies -- Core Portfolio Descriptions" for a discussion of the investment objectives, policies and risks involved in the investments and investment techniques of each investment style.

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the investment adviser believes have superior growth potential. The Fund currently pursues its investment objective by investing all of its investable assets in Large Company Growth Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund.

INVESTMENT POLICIES. The Portfolio invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential. Large companies are those whose market capitalizations are at least $500 million at the time of the Portfolio's purchase and whose equity trading volume would permit the sale or purchase of a large position in the securities of the company in 2 or 3 trading days. Market capitalization refers to the total market value of a company's outstanding shares of common stock. In selecting securities for the Portfolio, Norwest seeks issuers whose stock is attractively valued and whose fundamental characteristics both are significantly better than the market average and which support internal earnings growth capability. The Portfolio's assets may be invested in the securities of companies whose growth potential is, in Norwest's opinion, generally unrecognized or misperceived by the market. In addition, the Portfolio may invest up to 20 percent of its total assets in American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers and may attempt to reduce the overall risk of its foreign investments by using foreign currency forward contracts. See "Investment Objectives and Policies -- Equity Portfolios -- International Fund -- Foreign Investment Risks and Considerations." Under normal circumstances, the Portfolio will not invest more than 10 percent of its total assets in the securities of a single issuer. The Portfolio does not currently invest in preferred stock or securities convertible into common stock but reserves the right to do so in the future.

SMALL COMPANY STOCK FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital appreciation. The Fund currently pursues its investment objective by investing all of its investable assets in Small Company Stock Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund.

INVESTMENT POLICIES. Small Company Stock Portfolio invests primarily in the common stock of small- and medium-size domestic companies that have a market capitalization well below that of the average company in the Standard & Poor's 500 Composite Stock Price Index. Small and medium companies are those whose market capitalization is less than $1 billion at the time of purchase, although it is anticipated that investments primarily will be in companies with capitalization of less than $750 million.

In selecting securities for the Portfolio, Norwest seek securities with significant price appreciation potential, and attempts to identify companies that show above-average growth, as compared to long-term overall market growth. The companies in which the Portfolio invests may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise, which, in the view of Norwest, may result in an enhanced entrepreneurial spirit and greater focus, thereby allowing such companies to be successful. The Advisers believe that such companies may develop into significant business enterprises and that an investment in such companies offers a greater opportunity for capital appreciation than an investment in larger, more established entities.


Securities owned by the Portfolio that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by the Portfolio of a portfolio security, to meet redemption requests by shareholders or otherwise, may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Small Company Stock Portfolio also may invest up to 20% of its assets in American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers. See "Investment Objectives and Policies -- Equity Funds -- International Fund -- Foreign Investment Considerations and Risk Factors."

ADDITIONAL INVESTMENT CONSIDERATIONS AND RISK FACTORS. While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).


Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

SMALL COMPANY GROWTH FUND



INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing in smaller domestic companies. This objective is pursued by investing primarily in small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. The Fund currently pursues its investment objective by investing all of its investable assets in Small Company Growth Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund.

INVESTMENT POLICIES. Small Company Growth Portfolio invests primarily in the common stock of smaller domestic companies that have market capitalizations well below that of the average company in the Standard & Poor's 500 Composite Stock Price Index. The Portfolio considers smaller companies to be those with market capitalizations less than $1 billion at the time of the Portfolio's purchase.

In selecting securities for the Small Company Growth Fund, Norwest seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between its share price and takeover/asset value. Norwest may invest up to 10 percent of the total assets of the Portfolio in foreign securities and in American Depository Receipts and other similar securities of foreign issuers. Norwest may not invest more than 10 percent of the total assets of the Portfolio in the securities of a single issuer. The Portfolio does not currently invest in preferred stock and securities convertible into common stock but reserves the right to do so in the future.

ADDITIONAL INVESTMENT CONSIDERATIONS AND RISK FACTORS. While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).


Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case.

If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide income and safety of principal by investing primarily in U.S. Government Securities.

INVESTMENT POLICIES.   The Fund follows a "multi-style" approach designed to
minimize the volatility and risk of investing in small capitalization equity securities. The Fund's portfolio combines five different small capitalization equity portfolios: a small cap, index style; two small company growth styles; two small company value styles. The Fund utilizes different equity investment styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style.

DIVERSIFIED SMALL CAP FUND ALLOCATION

Set forth below are the ranges of investments by the Fund in each Core Portfolio and current allocation of the Fund's assets among the Core Portfolios.

                                         CURRENT                 RANGE OF
                                       ALLOCATION               INVESTMENT

Smith Disciplined Growth Portfolio          15%                 32% - 38%
Small Company style                         00%                 33% - 38%
Small Company Stock Portfolio               15%
Small Company Growth Portfolio              15%
Small Company Value Portfolio               15%
Small Cap Index Portfolio                   40%                 27% - 33%

--------------------------------------------------------------------------------
TOTAL FUND ASSETS                          100%
--------------------------------------------------------------------------------

As market values of the Fund's assets change, the percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations. In response thereto, Norwest daily effects transactions for the Fund to reestablish its allocations.

Consistent with the Fund's investment objective and policies and under the general supervision of the Trust's Board of Trustees, Norwest may make changes in the foregoing percentage allocations at any time Norwest deems appropriate, including in response to market and other conditions. In addition, upon approval of the Trust's Board of Trustees and notification of shareholders, the Fund may invest in additional or fewer Core Portfolios or invest directly in portfolio securities. When Norwest believes that a change in the allocation percentages is desirable, it will sell and purchase securities to effect the change.

Investors should refer to the descriptions below under "Investment Objectives and Policies -- Core Portfolio Descriptions" for a discussion of the investment objectives, policies and risks involved in the investments and investment techniques of each investment style.


OPTIONS AND FUTURES TRANSACTIONS. While the Portfolio does not presently intend to do so, it may write covered call options and purchase certain put and call options, stock index futures, and options on stock index futures and broadly-based stock indices, all of which are referred to as "Hedging Instruments." In general, the Portfolio may use Hedging Instruments: (i) to attempt to protect against declines in the market value of the Portfolio's securities and thus protect the Fund's net asset value per share against downward market trends; or (ii) to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities. The Portfolio will not use Hedging Instruments for speculation. The Hedging Instruments which the Portfolio is authorized to use have certain risks associated with them. Principal among such risks are: (i) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (ii) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (iii) possible losses resulting from the inability of the Portfolio's investment adviser to correctly predict the direction of stock prices, interest rates and other economic factors. The Hedging Instruments the Portfolio may use and the risks associated with them are described in greater detail in the SAI.

ADDITIONAL INVESTMENT CONSIDERATIONS AND RISK FACTORS. While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.]


SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is capital appreciation. Current income will be incidental to the objective of capital appreciation. The Fund currently pursues its investment objective by investing all of its investable assets in Schroder U.S. Smaller Companies Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund.

INVESTMENT POLICIES. Schroder U.S. Smaller Companies Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1.5 billion or less.

In its investment approach, Schroder attempts to identify securities of companies which it believes can generate above average earnings growth, selling at favorable prices in relation to book values and earnings. As part of the investment decision, Schroder's assessment of the competency of an issuer's management will be an important consideration. These criteria are not rigid, and other investments may be included in the Portfolio if they may help the Portfolio to attain its objective.

The Portfolio will invest principally in equity securities (common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks). The Portfolio may also invest to a limited degree in non-convertible debt securities and preferred stocks when, in the opinion of Schroder, such investments are warranted to achieve the Portfolio's investment objective.

The Portfolio may invest in securities of small, unseasoned companies (which, together with any predecessors, have been in operation for less than three years), as well as in securities of more established companies. In view of the volatility of price movements of the former, the Portfolio currently intends to invest no more than 5% of its total assets in securities of small, unseasoned issuers.

Although there is no minimum rating for debt securities (convertible or non-convertible) in which the Portfolio may invest, it is the present intention of the Portfolio to invest no more than 5% of its net assets in debt securities rated below the fourth highest rating category. These securities are commonly known as "high yield/high risk" securities or "junk bonds." The Portfolio will not invest in debt securities that are in default. High yield/high risk securities are predominantly speculative with respect to the capacity to pay interest and repay principal and generally involve a greater volatility of price than securities in higher rated categories. The Portfolio is not obligated to dispose of securities due to changes by the rating agencies. See "Additional Investment Policies and Risk Considerations -- Debt Securities." See the SAI for information about the risks associated with investing in junk bonds.

OPTIONS AND FUTURES TRANSACTIONS. While the Portfolio does not presently intend to do so, it may write covered call options and purchase certain put and call options, stock index futures, and options on stock index futures and broadly-based stock indices, all of which are referred to as "Hedging Instruments." In general, the Portfolio may use Hedging Instruments: (i) to attempt to protect against declines in the market value of the Portfolio's securities and thus protect the Fund's net asset value per share against downward market trends; or (ii) to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities. The Portfolio will not use Hedging Instruments for speculation. The Hedging Instruments which the Portfolio is authorized to use have certain risks associated with them. Principal among such risks are: (i) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (ii) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (iii) possible losses resulting from the inability of the Portfolio's investment adviser to correctly predict the direction of stock prices, interest rates and other economic factors. The Hedging Instruments the Portfolio may use and the risks associated with them are described in greater detail in the SAI.


ADDITIONAL INVESTMENT CONSIDERATIONS AND RISK FACTORS. While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

CONTRARIAN STOCK FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek capital appreciation by investing primarily in common stocks for which Norwest believes there is significant potential for price appreciation.

INVESTMENT POLICIES. The basic premise of Norwest's "contrarian" investment approach is to purchase stocks whose prices are temporarily depressed, either because they are out-of-favor with, or simply ignored by, the investment community. Norwest believes that security prices change more than fundamental investment values, as consensus thinking often results in severe undervaluation of securities whose immediate problems are obvious and whose longer term prospects are, therefore, viewed too negatively. This consensus pessimism can create investment opportunity.

The basis of Norwest's contrarian investment approach is the comparison of the value and the price of a security. Norwest generally analyzes a security's value in terms of recovery earnings and potential share price over a three-year investment time horizon. Typically, stocks that Norwest considers for purchase will tend to have significantly depressed prices and relatively low price/book value ratios.

The Fund may invest up to 20% of its assets in securities of foreign issuers and in sponsored and unsponsored American Depository Receipts. For a description of the investment considerations and risk factors of investing in foreign securities, see "Investment Objectives and Policies -- Equity Funds -- International Fund -- Foreign Investment Considerations and Risk Factors" below. The Fund may also invest in convertible securities, including convertible debt and convertible preferred stock, that may be rated in any category by an NRSRO or may be unrated.

The Fund also may invest in corporate debt obligations and U.S. Government Securities. These instruments may have fixed, floating or variable rates of interest. These debt securities must be rated in one of the three highest rating categories by an NRSRO or, if unrated by any NRSRO, judged by Norwest to be of comparable quality. See "Additional Investment Policies and Risk Considerations -- Fixed Income Investments and Their Characteristics."

ADDITIONAL INVESTMENT CONSIDERATIONS AND RISK FACTORS. The Fund's policy of investing in securities that may be temporarily out of favor differs from the investment approach followed by many other mutual funds with a similar investment objective. Such mutual funds typically do not invest in securities that have declined sharply in price, are not widely followed, or are issued by companies that may have reported poor earnings or that may have suffered a cyclical downturn in business. Norwest believes, however, that purchasing securities depressed by temporary factors may provide investment returns superior to those obtained when premium prices are paid for issues currently in favor.

INTERNATIONAL FUND

The Fund is designed for investors who desire to achieve international diversification of their investments by participating in foreign securities markets. Because international investments generally involve risks in addition to those risks associated with investments in the United States, the Fund should be considered only as a vehicle for international diversification and not as a complete investment program.

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation by investing directly or indirectly in high quality companies based outside the United States. The Fund currently pursues its investment objective by investing all of its investable assets in International Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. Therefore, although the following discusses the investment policies of that Portfolio, it applies equally to the Fund.


INVESTMENT POLICIES. Under normal circumstances, International Portfolio will invest substantially all of its assets, but not less than 65% of its net assets, in equity securities of companies domiciled outside the United States. International Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. International Portfolio also may invest in the securities of domestic closed-end investment companies investing primarily in foreign securities and may invest in debt obligations of foreign governments or their political subdivisions, agencies or instrumentalities, of supranational organizations and of foreign corporations. International Portfolio's investments will be diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, The Netherlands, Hong Kong, Singapore and Australia. In general, International Portfolio will invest only in securities of companies and governments in countries that Schroder, in its judgment, considers both politically and economically stable. International Portfolio has no limit on the amount of its assets that may be invested in any one type of foreign instrument or in any foreign country; however, to the extent International Portfolio concentrates its assets in a foreign country, it will incur greater risks.


International Portfolio may purchase preferred stock and convertible debt securities, including convertible preferred stock, and may purchase American Depository Receipts, European Depository Receipts or other similar securities of foreign issuers. International Portfolio also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to International Portfolio from adverse movements in currency values, the contracts also limit possible gains from favorable movements.


FOREIGN EXCHANGE CONTRACTS. Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities, International Portfolio usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. International Portfolio incurs foreign exchange expenses in converting assets from one currency to another.

International Portfolio may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which International Portfolio has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. International Portfolio does not intend to maintain a net exposure to such contracts where the fulfillment of International Portfolio's obligations under such contracts would obligate International Portfolio to deliver an amount of foreign currency in excess of the value of International Portfolio's portfolio securities or other assets denominated in the currency. International Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if Schroder fails to predict currency values correctly. International Portfolio has no present intention to enter into currency futures or options contracts but may do so in the future.


FOREIGN INVESTMENT CONSIDERATIONS AND RISK FACTORS. All investments, domestic and foreign, involve certain risks. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to International Portfolio's shareholders; commission rates payable on foreign transactions are generally higher than in the United States; foreign accounting, auditing and financial reporting standards differ from those in the United States and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the United States; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.


Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by International Portfolio. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.


Income from foreign securities will be received and realized in foreign currencies, and International Portfolio is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after International Portfolio's income has been earned and computed in U.S. dollars may require International Portfolio to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time International Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, International Portfolio may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.


CORE PORTFOLIO DESCRIPTIONS

MONEY MARKET PORTFOLIO. See "Investment Objectives and Policies -- Money Market Funds -- Cash Investment Fund and Ready Cash Investment Fund."

POSITIVE RETURN PORTFOLIO. Positive Return Portfolio seeks positive total return each calendar year regardless of the bond market by investing in a portfolio of U.S. Government and corporate fixed income investments. The Portfolio's assets are divided into two components, short bonds with maturities of 2 years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices of bonds rather than on the Advisers' forecast of interest rates. During periods of falling prices (generally, increasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. Accordingly, the average maturity of the Portfolio will vary. It is anticipated that under normal circumstances the Portfolio will have an average dollar-weighted maturity of between 1 and 30 years.

Under normal circumstances, at least 50 percent of the net assets of the Portfolio will be invested in U.S. Government Securities, including Treasury securities. All securities will be, at the time of purchase: (i) rated in one of the two highest long-term rating categories assigned by a NRSRO such as Moody's Investors Service, Standard & Poor's and Fitch Investors Services, L.P.; or (ii) unrated and determined by the Advisers to be of comparable quality. No more than 25 percent of those securities may be in the second highest rating category. Investments may include zero-coupon securities, securities with variable or floating rates of interest and asset-backed securities, but only 25 percent of the net assets allocated to this investment style may be invested in each of these types of securities. The Portfolio may not invest in convertible securities, mortgage pass-through securities or private placement securities. Within these constraints, the Advisers purchase securities that they believe have above-average yields.

STABLE INCOME PORTFOLIO. See "Investment Objectives and Policies -- Fixed Income Funds -- Stable Income Fund."

MANAGED FIXED INCOME PORTFOLIO. Managed Fixed Income Portfolio seeks consistent fixed income returns by investing primarily in investment grade intermediate-term obligations. The Portfolio invests in a diversified portfolio of fixed and variable rate U.S. dollar denominated, fixed income securities of a broad spectrum of United States and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others. The Advisers emphasize the use of intermediate maturity securities to lessen duration risk (as described below), while employing low risk yield enhancement techniques to enhance return over a complete economic or interest rate cycle. Intermediate-term obligations comprise securities with maturities of between 2 and 20 years.

The Portfolio may invest in mortgage-backed securities and other asset-backed securities, although these investments are limited to not more than 50 percent and 25 percent, respectively, of the portfolio's total assets. As part of its asset-backed securities investments, the Portfolio may enter into "dollar roll" transactions and may purchase stripped mortgage-backed securities. The Advisers may invest any amount of the portfolio's assets in U.S. Government Securities, or in the securities of financial institutions, corporations, and others. The Portfolio may invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Portfolio may not invest more than 30 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

The Portfolio may invest up to 10 percent of its total assets invested in this style in participations purchased from financial institutions in loans or securities in which the Portfolio may invest directly. The Portfolio may also invest up to 10 percent of its total assets in each of: (i) obligations issued or guaranteed by the governments of countries which Norwest believes do not present undue risk or by those countries' political subdivisions, agencies or instrumentalities; (ii) obligations of supranational organizations; and (iii) obligations of the states, territories or possessions of the United States and their subdivisions, authorities and corporations ("municipal securities").

The Portfolio only purchases securities that are rated, at the time of purchase, within the four highest long-term or two highest short-term rating categories assigned by an NRSRO, such as Moody's Investors Service, Standard & Poor's or Fitch Investors Services, L.P., or which are unrated and determined by Norwest to be of comparable quality. See "Additional Investment Policies and Risk Considerations -- Rating Matters" below.

The Portfolio invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. Under normal circumstances, the Portfolio will have an average dollar-weighted portfolio maturity of between 3 and 12 years and a duration of between 2 and 6 years. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk"). Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, is less than the security's stated maturity.

In order to manage the Portfolio's exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Portfolio may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Portfolio's return and may attempt to reduce the overall risk of its investments ("hedge") by using options and futures contracts. The Advisers' ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Advisers may on behalf of the Portfolio write covered call and put options, buy put and call options, buy and sell interest rate futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Portfolio is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Portfolio's obligations under the option.

TOTAL RETURN BOND PORTFOLIO. See "Investment Objectives and Policies -- Fixed Income Funds -- Total Return Bond Fund."

INDEX PORTFOLIO. See "Investment Objectives and Policies -- Equity Funds -- Index Fund."

INCOME EQUITY PORTFOLIO. See "Investment Objectives and Policies -- Equity Funds -- Income Equity Fund."

LARGE COMPANY GROWTH PORTFOLIO. See "Investment Objectives and Policies -- Equity Funds -- Large Company Growth Fund."

SMALL CAP INDEX PORTFOLIO.  Small Cap Index Portfolio seeks to provide
________________________.

SMALL COMPANY STOCK PORTFOLIO. See "Investment Objectives and Policies -- Equity Funds -- Small Company Stock Fund."

SMALL COMPANY GROWTH PORTFOLIO. See "Investment Objectives and Policies -- Equity Funds -- Small Company Growth Fund."

SMALL COMPANY VALUE PORTFOLIO. Small Company Value Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies. The Portfolio invests primarily in the common stock of companies that have a market capitalization well below that of the average company in the Standard & Poor's 500 Composite Stock Price Index. Smaller companies are those whose market capitalization is less than $1 billion at the time of purchase.

The Advisers focus on securities that are conservatively valued in the marketplace relative to their underlying fundamentals. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. The Advisers seek to invest in stocks priced low relative to the stock of comparable companies, determined by price/earnings ratios, cash flows or other measures. Value investing therefore may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises. Investing in the securities of small companies entails certain risks. See "Investment Objectives and Policies -- Equity Funds -- Small Company Stock Fund -- Additional Investment Considerations and Risk Factors."

ADDITIONAL INVESTMENT CONSIDERATIONS AND RISK FACTORS. The investments of Small Company Value Portfolio are subject to the risks of investing in smaller capitalization companies. See "Investment Objectives and Policies -- Equity Funds -- Small Company Stock Fund" and " -- Small Company Growth Fund." While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure). Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case.


If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

ADDITIONAL INVESTMENT CONSIDERATIONS AND RISK FACTORS. The investments of Small Cap Index Portfolio are subject to the risks of investing in smaller capitalization companies. See "Investment Objectives and Policies -- Equity Funds -- Small Company Stock Fund" and " -- Small Company Growth Fund."

INTERNATIONAL PORTFOLIO. See "Investment Objectives and Policies -- Equity Funds -- International Fund."

4.   ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

GENERAL INFORMATION

Each Fund's (and each Core Portfolios') investment objective and all investment policies of the Funds (and the Core Portfolios) that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund (or the Portfolio). A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Except as otherwise indicated, investment policies of the Funds are not deemed to be fundamental and may be changed by the Trust's Board of Trustees (the "Board") without shareholder approval. Likewise, non-fundamental investment policies of the Core Portfolios may be changed by the respective Core Trust's board of trustees ("Core Board") without shareholder approval.

Unless otherwise indicated below, the discussion below of the investment policies of a Fund investing in a single Core Portfolio also refers to the investment policies of that Core Portfolio. A further description of the Funds' investment policies, including additional fundamental policies, is contained in the SAIs.

Each investment adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks. As used herein, the term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. These policies relate to each Fund and, unless otherwise noted, not to a portion of a Fund invested in a particular investment style.


As part of its regular banking operations, Norwest Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Norwest Bank. A lending relationship will not be a factor in the selection of portfolio securities for a Fund.

GENERAL MONEY MARKET FUND GUIDELINES


Each Money Market Fund (which for purposes of this section, also includes Money Market Portfolio and Prime Money Market Portfolio) invests only in high quality, short-term money market instruments that are determined by Norwest, pursuant to procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. Each Fund will invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act")) and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Securities with ultimate maturities of greater than 397 days may be purchased in accordance with Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities, as described below, may be purchased. The securities in which the Funds may invest may have fixed, variable or floating rates of interest.

Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Fund will not invest more than 5% of its total assets in the securities of any one issuer. Also, a Fund may not purchase a security if the value of all securities held by the Fund and issued or guaranteed by the same issuer (including letters of credit in support of a security) would exceed 10% of the Fund's total assets. Those requirements apply with respect to only 75% of the total assets of Municipal Money Market Fund. In addition, to ensure adequate liquidity, no Fund may invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

As used herein, high quality instruments include those that: (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO; or (ii) are otherwise unrated and determined by Norwest, pursuant to guidelines adopted by the Board, to be of comparable quality. Except for Municipal Money Market Fund, each Fund will invest at least 95% of its total assets in securities in the highest rating category as determined pursuant to Rule 2a-7. A description of the rating categories of Standard & Poor's, Moody's Investors Service and certain other NRSROs is contained in the SAI.

The market value of the interest-bearing debt securities held by the Funds, including municipal securities, will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; I.E., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities, including municipal securities, are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Although each Fund only invests in high quality money market instruments, an investment in the Fund is subject to risk even if all securities in the Fund's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes interest rates and/or the issuer's actual or perceived creditworthiness.

COMMON POLICIES OF THE FUNDS


BORROWING


As a fundamental policy, each Money Market Fund, Income Fund, Total Return Bond Fund, each Tax-Free Fixed Income Fund, ValuGrowth Stock Fund, Small Company Stock Fund, Small Cap Opportunities Fund and Contrarian Stock Fund may borrow money from banks or by entering into reverse repurchase agreements and will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets. As a fundamental policy, Stable Income Fund, Intermediate Government Income Fund, Short Government Income Fund, Diversified Bond Fund, the Balanced Funds, Index Fund, Income Equity Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Diversified Small Cap Fund and International Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of a Fund's net assets. For each Fund and the Core Portfolios, borrowing for other than temporary or emergency purposes or meeting redemption requests may not exceed 5% of the value of each Fund's assets except in the case of Intermediate Government Income Fund, Diversified Bond Fund and, with respect to their assets invested in Managed Fixed Income Portfolio, the Balanced Funds. Each Fund may enter into reverse repurchase agreements. When a Fund establishes a segregated account to limit the amount of leveraging of the Fund with respect to certain investment techniques, such as reverse repurchase agreements, the Fund does not treat those techniques as involving borrowings (although they may have characteristics and risks similar to borrowings and result in the Fund's assets being leveraged). See "Appendix A -- Borrowing and Techniques Involving Leverage."


REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES

Each Fund (except for Treasury Fund) may enter into repurchase agreements and may lend securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund may have difficulties in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.


Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will limit securities lending to not more than 33 1/3% (25% in the case of Small Cap Opportunities Fund) of the value of its total assets.

INDEX FUTURES CONTRACTS

Index Portfolio may invest in index futures contracts to a limited extent.
Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

A Fund's investment in Index Portfolio subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) imperfect correlations between movements in the prices of futures contracts and movements in the price of the securities hedged which may cause a given hedge not to achieve its objective; (ii) the fact that the skills and techniques needed to trade futures are different from those needed to select the other securities in which the Fund invests; (iii) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; and (iv) the possible need to defer closing out of certain futures contracts to avoid adverse tax consequences.


MARGIN AND SHORT SALES


Except for Intermediate Government Income Fund, no Fund may purchase securities on margin or make short sales of securities, except short sales against the box. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. For federal income tax purposes, short sales against-the-box may be made to defer recognition of gain or loss on the sale of securities until the short position is closed out. These prohibitions do not restrict the Fund's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.


DIVERSIFICATION AND CONCENTRATION


Each Fund (other than Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund) is diversified as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). As a fundamental policy, with respect to 75% of its assets, a diversified fund may not purchase a security (other than a U.S. Government Security or shares of investment companies) if, as a result: (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. Except for Cash investment Fund and Ready Cash Investment Fund, each Fund is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, no Fund (other than Cash Investment Fund and Ready Cash Investment Fund, may purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities, foreign government securities or repurchase agreements covering U.S. Government Securities. Each Fund reserves the right to invest up to 100% of its investable assets in one or more investment companies such as the Core Portfolios.


ILLIQUID SECURITIES


Each of the Funds limits its purchase of illiquid securities. No Fund may knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15 percent (10 percent in the case of the Money Market Funds) of the Fund's net assets taken at current value would be invested in securities which are not readily marketable. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board or Core Board). Under the supervision of the Board or Core Board, the Advisers determine and monitor the liquidity of the portfolio securities.

FIXED INCOME INVESTMENTS AND THEIR CHARACTERISTICS

Although each Fund (other than [Minnesota Intermediate Tax--Free Fund], Minnesota Tax-Free Fund and Small Cap Opportunities Fund) only invests in investment grade fixed income securities, including money market instruments, an investment in a Fund is subject to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. The Fixed Income Funds and, with respect to their assets invested in fixed income investment styles, the Balanced Funds, will invest in securities rated in the categories specified by their investment policies. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuers actual or perceived creditworthiness or ability to meet its obligations.

The market value of the interest-bearing debt securities held by the Funds, including municipal securities, will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities, including municipal issuers, are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors which may restrict the ability of any issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists that the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Fixed income securities include those issued by the governments of foreign countries or by those countries' political subdivisions, agencies or instrumentalities as well as by supranational organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank. To the extent otherwise permitted, the Funds may invest in these securities if an investment adviser believes that the securities do not present risks inconsistent with a Funds' investment objective.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Funds invest (including mortgage-related securities) may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage- related securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield. Total Return Bond Fund limits its investment in variable and floating rate securities to 5% of its assets.

There may not be an active secondary market for certain floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights (such as puts) it may have. A Fund could, for this or other reasons, suffer a loss with respect to those instruments. Norwest monitors the liquidity of each Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

The Funds, except U.S. Government Fund and Treasury Fund, also may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations.
To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Funds intend to purchase these securities only when Norwest believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisers may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that an Adviser will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.


RATING MATTERS


The Funds' investments are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund (other than Minnesota Tax-Free Fund and Small Cap Opportunities Fund) will generally buy debt securities that are rated in the top four long-term rating categories by an NRSRO or in the top two short-term rating categories by an NRSRO, although certain Funds have greater restrictions. Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's Investor Service ("Moody's") and "BBB" in the case of Standard & Poor's ("S&P") and Fitch Investors Services, L.P. ("Fitch"); the lowest permissible long-term investment grades for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

The Funds also may purchase unrated securities if an Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Each Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that are unrated and determined by an Adviser to be of comparable quality to securities whose rating has been lowered below the Fund's lowest permissible rating category) if an Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


TEMPORARY DEFENSIVE POSITION


When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (i) short-term U.S. Government Securities; (ii) certificates of deposit, bankers acceptances and interest-bearing savings deposits of commercial banks doing business in the United States (United States banks in the case of Small Cap Opportunities Fund); (iii) commercial paper; (iv) repurchase agreements; and (v) shares of money market funds registered under the 1940 Act within the limits specified therein. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Prime quality instruments are those that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the investment adviser to be of comparable quality. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents as described above (in United States banks in the case of Small Cap Opportunities Fund). Except during periods when the Fund assumes a temporary defensive position, each Equity Fund will have at least 65% of its total assets invested in common stock. International Portfolio and may hold cash and bank instruments denominated in any major foreign currency.

When a Tax-Exempt Fixed Income Fund assumes a temporary defensive position, it is likely that its shareholders will be subject to federal and applicable state income taxes on a greater portion of their income dividends received from the Fund.


PORTFOLIO TRANSACTIONS


The Advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective adviser. The investment advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when an investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.


Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Fund that invests in foreign securities than would be the case for comparable transactions effected on U.S. securities exchanges.


Subject to the Funds' policy of obtaining the best price consistent with quality of execution of transactions, each investment adviser may employ broker-dealer affiliates of the investment adviser (collectively "Affiliated Brokers") to effect brokerage transactions for the Funds. The Fund's payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board or the Core Boards, to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of a Fund's brokerage will be directed to Affiliated Brokers and in no event will a broker affiliated with the investment adviser directing the transaction receive brokerage transactions in recognition of research services provided to the adviser. The investment advisers may effect transactions for the Funds (or the Portfolios) through brokers who sell Fund shares. The Funds have no obligation to deal with any specific broker or dealer in the execution of portfolio transactions.

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fixed Income Fund or Tax-Exempt Fixed Income Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. The Funds' portfolio turnover is reported under "Financial Highlights." Schroder anticipates that the annual portfolio turnover rate of U.S. Small Companies Portfolio, and Norwest anticipates that the annual portfolio turnover rate of [NEW FUNDS?] Limited Term Tax-Free Fund, will be less than 100% in their first year of operations. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund or a Portfolio and a possible increase in short-term capital gains or losses. Tax rules applicable to short-term trading may effect the timing of portfolio transactions or the ability to realize short-term trading profits or establish short-term positions.

5.  MANAGEMENT OF THE FUNDS

The business of the Trust is managed under the direction of the Board of Trustees, and the business of each Core Portfolio is managed under the direction of that investment company's Core Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Board consists of eight persons.

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT. Subject to the general supervision of the Board, Norwest Investment Management, Inc. makes investment decisions for the Funds (except Small Cap Opportunities Fund and International Fund) and continuously reviews, supervises and administers each Fund's investment program or oversees the investment decisions of the investment subadvisers, as applicable. Norwest provides its investment advisory services indirectly to each Fund that operates in a Core and Gateway Structure (other than Schroder U.S. Smaller Companies Portfolio and International Portfolio) through its investment advisory services of the Core Portfolios. Norwest provides its investment advisory services directly to the other Funds. In addition, subject to the general supervision of the Board, Norwest continuously reviews and determines the allocation of the assets of Diversified Bond Fund, Conservative Balanced Fund [Strategic Allocation: Income], Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund among the various investment styles and Core Portfolios in which those Funds invest. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of March 31, 1997, Norwest Corporation had assets of $83.6 billion, which made it the 11th largest bank holding company in the United States. As of December 31, 1996, Norwest and its affiliates managed assets with a value of approximately $42.6 billion.

SMALL CAP OPPORTUNITIES FUND and INTERNATIONAL FUND. Subject to the general supervision of the Core Boards, Schroder Capital Management International Inc. makes investment decisions for Schroder U.S. Smaller Companies Portfolio (in which Small Cap Opportunities Fund invests) and International Portfolio (in which International Fund invests) and continuously reviews, supervises and administers those Portfolio's investment programs.

INVESTMENT SUBADVISERS. To assist Norwest in carrying out its obligations, certain of the Core Portfolios and Norwest, and Contrarian Stock Fund and Norwest have retained the services of the Subadvisers as follows:

                                                   INVESTMENT
                                                                 SUBADVISER
FUND                          CORE PORTFOLIO(S)               OF CORE PORTFOLIO

Stable Income Fund            Stable Income Portfolio             Galliard
Diversified Bond Fund         Positive Return Bond Portfolio
          Peregrine
                              Managed Fixed Income Portfolio
          Galliard
                              Total Return Bond Portfolio           UCM
Total Return Bond Fund        Total Return Bond Portfolio           UCM
Conservative Balanced Fund    Stable Income Portfolio
          Galliard

                             Positive Return Portfolio
     Peregrine
                             Managed Fixed Income Portfolio
     Galliard
                             Total Return Bond Portfolio        UCM
                             Large Company Growth Portfolio
     Peregrine
                             Small Company Stock Portfolio
Crestone
                             Small Company Growth Portfolio
     Peregrine
                             Small Company Value Portfolio
Peregrine

FUND                         CORE                     INVESTMENT
SUBADVISER
Moderate Balanced Fund       Stable Income Portfolio
          Galliard
                             Positive Return Portfolio
     Peregrine
                             Managed Fixed Income Portfolio     Galliard
                             Total Return Bond Portfolio        UCM
                             Large Company Growth Portfolio     Peregrine
                             Small Company Stock Portfolio      Crestone
                             Small Company Growth Portfolio     Peregrine
                             Small Company Value Portfolio      Peregrine
Growth Balanced Fund         Positive Return Portfolio          Peregrine
                             Managed Fixed Income Portfolio     Galliard
                             Total Return Bond Portfolio        UCM
                             Large Company Growth Portfolio     Peregrine
                             Small Company Stock Portfolio      Crestone
                             Small Company Growth Portfolio     Peregrine
                             Small Company Value Portfolio      Peregrine
Aggressive Fund              Positive Return Portfolio          Peregrine
                             Managed Fixed Income Portfolio     Galliard
                             Total Return Bond Portfolio        UCM
                             Large Company Growth Portfolio     Peregrine

                            Small Company Stock Portfolio      Crestone
                            Small Company Growth Portfolio     Peregrine
                            Small Company Value Portfolio      Peregrine
Diversified Equity Fund     Large Company Growth Portfolio     Peregrine
                            Small Company Stock Portfolio      Crestone
                            Small Company Growth Portfolio     Peregrine
                            Small Company Value Portfolio      Peregrine
Growth Equity Fund          Large Company Growth Portfolio     Peregrine
                            Small Company Stock Portfolio      Crestone
                            Small Company Growth Portfolio     Peregrine
                            Small Company Value Portfolio      Peregrine
Large Company Growth Fund   Large Company Growth Port          Peregrine
Small Company Stock Fund    Small Company Stock Portfolio      Crestone
Small Company Growth Fund Small Company Growth Portfolio Peregrine Diversified Small Cap Fund Small Cap Index Portfolio
                            Small Company Stock Portfolio      Crestone
                            Small Company Growth Portfolio     Peregrine
                            Small Company Value Portfolio      Peregrine
                            Small Cap Value Portfolio          Smith
Contrarian Stock Fund       N/A                                UCM

Galliard, UCM, Peregrine, Crestone and Smith make investment decisions for the Fund or Core Portfolios to which they act as investment subadviser and continuously review, supervise and administer those Funds' or Core Portfolios' investment programs with respect to that portion, if any, of the Fund's or Portfolios assets that Norwest believes should be managed by the Subadviser. Currently, each Subadviser manages all of the assets of each Fund and Core Portfolio that they subadvise. Norwest supervises the performance of each Subadviser, including their adherence to the Funds' and Portfolios' investment objectives and policies.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL, INC. Schroder, whose principal business address is 787 Seventh Avenue, New York, New York 10019, is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries worldwide. The Schroder Group specializes in providing investment management services and has assets under management in excess of $150 billion.



GALLIARD CAPITAL MANAGEMENT, INC. Galliard, which is located at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is an investment advisory subsidiary of Norwest Bank. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. As of March 31, 1997 Galliard managed over $2.95 billion in assets.

UNITED CAPITAL MANAGEMENT. UCM, which is located at 1700 Lincoln Street, Suite 3301, Denver, Colorado 80274, is a division of Norwest Bank Colorado, N.A., a subsidiary of Norwest Corporation. UCM provides specialized investment advisory services to various institutional pension accounts. As of March 31, 1997 UCM managed over $2.05 billion in assets.



PEREGRINE CAPITAL MANAGEMENT, INC. Peregrine, which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, is an investment adviser subsidiary of Norwest Bank. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings- investment plans and 401(k) plans. As of March 31, 1997 Peregrine managed over $4.25 billion in assets.

CRESTONE CAPITAL MANAGEMENT, INC. Crestone, which is located at 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111, is an investment adviser subsidiary of Norwest Bank. Crestone provides investment advice regarding companies with small market capitalization to various clients, including institutional investors. As of December 31, 1996, Crestone managed assets with a value of approximately $465 million.



SMITH ASSET MANAGEMENT GROUP, L.P. Smith Group, whose principal business address is 500 Crescent Court, Suite 250, Dallas, Texas 75201 is a registered investment advisor. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. As of June 13, 1997, the Smith Group managed over $200 million in assets.

PORTFOLIO MANAGERS. Many persons on the advisory staffs of Norwest, Schroder and each Subadviser contribute to the investment services provided to the Funds and the Core Portfolios. The following persons, however, are primarily responsible for day-to-day management and, unless otherwise noted, have been since the inception of the Fund or Portfolio. For periods prior to June 1, 1997, all persons associated with Norwest served in their current positions with Norwest Bank. Prior to that date, Norwest Bank was each Fund's investment adviser. In addition to their responsibilities as listed below, each of the portfolio managers associated with Norwest may perform portfolio management and other duties for Norwest Bank.

CASH INVESTMENT FUND/READY CASH INVESTMENT FUND/MONEY MARKET PORTFOLIO/PRIME MONEY MARKET PORTFOLIO -- David D. Sylvester and Laurie R. White. Mr. Sylvester has been associated with Norwest for 16 years, the last 8 years as a Vice President and Senior Portfolio Manager. He has over 20 years' experience in managing securities portfolios. Ms. White has been a Vice President and Senior Portfolio Manager of Norwest since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Ms. White began serving as a portfolio manager of Cash Investment Fund and Ready Cash Investment Fund in 1991.

U.S. GOVERNMENT FUND -- David D. Sylvester and Laurie R. White. For a description of Mr. Sylvester and Ms. White see "Cash Investment Fund/Ready Cash Investment Fund" above. Ms. White began serving as a portfolio manager of the Fund in 1991.

TREASURY FUND -- David D. Sylvester and Laurie R. White. For a description of Mr. Sylvester and Ms. White see "Cash Investment
Fund/Ready Cash Investment Fund" above. Ms. White began serving as a portfolio manager of the Fund in 1991.

MUNICIPAL MONEY MARKET FUND -- David D. Sylvester. For a description of Mr. Sylvester see "Cash Investment Fund/Ready Cash
Investment Fund" above.

STABLE INCOME FUND/STABLE INCOME PORTFOLIO -- Karl P. Tourville. Mr. Tourville has been a principal of Galliard since 1995. He has been associated with Norwest and its affiliates since 1986, most recently as Vice President and Senior Portfolio Manager of Norwest Bank.

INTERMEDIATE GOVERNMENT INCOME FUND and SHORT GOVERNMENT INCOME FUND -- Marjorie H. Grace, CFA. Ms. Grace has been a Vice President of Norwest since 1992. Ms. Grace was a portfolio manager of Norwest Bank from 1992-1993; an Institutional Salesperson with Norwest Investment Services, Inc. from
1991-1992; a portfolio manager with     United Banks of Colorado
from 1989-1991; and Vice President and portfolio manager with Colombia Savings and Loan from 1987-1989.

DIVERSIFIED BOND FUND -- The day-to-day management of this Fund, with respect to the portion of the Fund's assets that is invested in a particular Core Portfolio, is performed by the portfolio managers listed for each of the Core Portfolios in which the Fund invests. Mr. Giese, portfolio manager of Positive Return Portfolio, has served as a portfolio manager of the Fund since 1995. Mr. Merriam, portfolio manager of Managed Fixed Income Portfolio, has served as a portfolio manager of the Fund since 1995. Mr. Kinney, portfolio manager of Total Return Bond Portfolio, has served as a portfolio manager of the Fund since 1995.

INCOME FUND -- Ms. Marjorie H. Grace, CFA.  For a description of
Ms. Grace, see "Intermediate Government Income Fund" above.  Ms.
Grace has served as a portfolio manager for the Fund since May
1995.

TOTAL RETURN BOND FUND/TOTAL RETURN BOND PORTFOLIO -- Mr. David
B. Kinney. Mr. Kinney is a Vice President of UCM. He has been associated with Norwest and its affiliates since 1981.

LIMITED TERM TAX-FREE FUND -- Mr. William T. Jackson. Mr. Jackson has been a Vice President of Norwest since 1993. Prior thereto, Mr. Jackson was a Senior Vice President and Institutional Sales Manager with Norwest Investment Services from 1992-1993; a Vice President and Municipal Bond Trading Manager from 1991-1992; and a Vice President and Municipal Bond Trader with Kemper Securities, Inc., from 1984-1991.

TAX-FREE INCOME FUND -- Mr. William T. Jackson. For a description of Mr. Jackson, see "Limited Term Tax-Free Fund" above. Mr. Jackson, has served as portfolio manager of the Fund since 1993.

COLORADO TAX-FREE FUND -- Mr. William T. Jackson. For a description of Mr. Jackson, see "Limited Tax-Free Income Fund" above. Mr. Jackson has served as portfolio manager of the Fund since July 1995.

MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND -- Ms. Patricia D. Hovanetz, CFA. Ms. Hovanetz, a Vice President of Norwest, has been associated with Norwest for more than 25 years in various capacities related to municipal bond investments. Ms. Hovanetz has been a municipal bond fund portfolio manager since 1988 and has served as portfolio manager of the Fund since 1991.

CONSERVATIVE BALANCED FUND [STRATEGIC ALLOCATION: INCOME], MODERATE BALANCED FUND, GROWTH BALANCED FUND and AGGRESSIVE FUND -- The day-to-day management of each Fund, with respect to the portion of the Fund's assets that is invested in a particular Core Portfolio, is performed by the portfolio managers listed for the Core Portfolio. For example, there are twelve portfolio managers of Growth Balanced Fund - the portfolio managers of Index Portfolio, Income Equity Portfolio, Large Company Growth Portfolio, Small Company Stock Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, International Portfolio, Total Return Bond Portfolio, Managed Fixed Income Portfolio and Positive Return Portfolio.

INDEX FUND/INDEX PORTFOLIO -- David D. Sylvester and Laurie R.
White. Mr. Sylvester and Ms. White began serving as portfolio managers of Index Portfolio on January 1, 1996. For a description of Mr. Sylvester and Ms. White see "Cash Investment
Fund/Ready Cash Investment Fund".

INCOME EQUITY FUND /INCOME EQUITY PORTFOLIO -- David L. Roberts. Mr. Roberts has been a Senior Vice President of Norwest since 1991. Mr. Roberts has been associated with Norwest and its affiliates for over 20 years in various investment related capacities.

VALUGROWTH STOCK FUND -- Mr. David S. Lunt, CFA. Mr. Lunt is a Vice President of Norwest and has been associated with Norwest and its affiliates since 1992. Prior thereto he was a portfolio manager for FirsTier Bank and a securities analyst for Woodmen Accident and Life Company. Mr. Lunt received an MBA from the University of Nebraska at Omaha.

DIVERSIFIED EQUITY FUND and GROWTH EQUITY FUND -- The day-to-day management of each Fund, with respect to the portion of the Fund's assets that is invested in a particular Core Portfolio, is performed by the portfolio managers listed for the Core Portfolio. For example, there are six portfolio managers of Growth Equity Fund -- the portfolio managers of Large Company Growth Portfolio, Small Company Stock Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and International Portfolio.

    LARGE COMPANY GROWTH FUND /LARGE COMPANY GROWTH PORTFOLIO -- John S. Dale. Mr. Dale is a Senior Vice President of Peregrine. Mr. Dale has held various investment management positions with Norwest, Peregrine and their affiliates since 1968.

    SMALL COMPANY STOCK FUND /SMALL COMPANY STOCK PORTFOLIO -- Kirk McCown, CFA. Mr. McCown is founder, President and a Director of Crestone, which was incorporated in 1990.

    SMALL COMPANY GROWTH FUND/SMALL COMPANY GROWTH PORTFOLIO -- Robert B. Mersky. Mr. Mersky is the President of Peregrine Capital Management, Inc. Mr. Mersky has held various investment management positions with Norwest, Peregrine and their affiliates since 1977. From 1980 to 1984 he was head of investments for Norwest Bank.

DIVERSIFIED SMALL CAP FUND/SMALL CAP INDEX PORTFOLIO -- David D. Sylvester and Laurie R. White. Mr. Sylvester and Ms. White began serving as portfolio managers of Index Portfolio on January 1, 1996. For a description of Mr. Sylvester and Ms. White see "Cash Investment Fund/Ready Cash Investment Fund".

    SMALL CAP OPPORTUNITIES FUND/SCHRODER U.S. SMALLER COMPANIES PORTFOLIO -- Ms. Fariba Talebi. Ms. Talebi is a Group Vice President of Schroder, leads an investment committee, and is primarily responsible for the day-to-day management of the Portfolio's investments. Ms. Talebi has been employed by Schroder in the investment research and portfolio management areas since 1987.

    CONTRARIAN STOCK FUND -- Mr. W. Lon Schreur, CFA. Mr. Schreur is the President of UCM, a position he has held for sixteen years.

INTERNATIONAL FUND/INTERNATIONAL PORTFOLIO -- Mark J. Smith, a Director and First Vice President of Schroder along with Michael Perelstein, a Senior Vice President of Schroder, with the assistance of an SCMI investment committee. Mr. Smith has been a First Vice President of SCMI since April 1990 and a Director thereof since April 1993. He has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1983. Mr. Perelstein has been a Senior Vice President of SCMI since January 2, 1997. Prior thereto, Mr. Perelstein was a Managing Director at MacKay Shields. Mr. Perelstein has more than twelve years of international and global investment experience. Since January 1997, Messrs. Smith and Perelstein have served as portfolio managers of International Portfolio.

    POSITIVE RETURN PORTFOLIO -- William D. Giese. Mr. Giese is a Senior Vice President of Peregrine. Mr. Giese has been a portfolio manager of Peregrine over ten years and has over 20 years experience in fixed income securities management.

    MANAGED FIXED INCOME PORTFOLIO -- Richard Merriam. Mr. Merriam has been a principal of Galliard since 1995. Prior thereto, he was the Chief Investment Officer of Insight Investment Management and prior thereto was associated with Washington Square Capital.

    SMALL COMPANY VALUE PORTFOLIO -- Tasso H. Coin, Jr. Mr. Coin has been a Senior Vice President of Peregrine since 1995. From 1992 to 1995 he was a research officer at Lord Asset Management, an investment adviser and prior thereto was associated with Morgan Stanley Asset Management.


ADVISORY FEES. For their services, Norwest and Schroder receive investment advisory fees from the Funds (or to the extent a Fund invests in a single Core Portfolio, from that Core Portfolio) at the following annual rates of the Fund's or Portfolio's average daily net assets.


FUND                                   INVESTMENT ADVISORY FEE

Cash Investment Fund
(Prime Money Market Portfolio)         0.40% (first $300 million of assets)
                                       0.36% (next $400 million of assets)
                                       0.32% (remaining assets)
(Money Market Portfolio)               0.20% (first $300 million of assets)
                                       0.16% (next $400 million of assets)
                                       0.12% (next $300 million of assets)

Ready Cash Investment Fund
(Prime Money Market Portfolio)         0.40% (first $300 million of assets)
                                       0.36% (next $400 million of assets)
                                       0.32% (remaining assets)

U.S. Government Fund and Treasury
Fund                                   0.20% (first $300 million of assets)
                                       0.16% (next $400 million of assets)
                                       0.12% (remaining assets)
Municipal Money Market Fund            0.35% (first $500 million of assets)
                                       0.325% (next $500 million of assets)
                                       0.30% (remaining assets)
Stable Income Fund (Stable Income
Portfolio)                             0.30%
Short Government Income Fund           0.33%
Intermediate Government Income Fund    0.33%
Income Fund                            0.50%
Total Return Bond Fund (Total Return
Bond Portfolio)                        0.35%
Limited Term Tax-Free Fund             0.50%
Tax-Free Income Fund                   0.50%
Colorado Tax-Free Fund, Minnesota
Intermediate
Tax--Free Fund and Minnesota Tax-
FreeFund                               0.50% (first $300 million of assets)
                                       0.46% (next $400 million of assets)
                                       0.42% (remaining assets)
Index Fund (Index Portfolio)           0.15%
Income Equity Fund (Income Equity
Portfolio)                             0.50%
ValuGrowth Stock Fund                  0.80% (first $300 million of assets)
                                       0.76% (next $400 million of assets
                                       0.72% (remaining assets)
Large Company Growth Fund
(Large Company Growth Portfolio)       0.65%
Small Company Stock Fund
(Small Company Stock Portfolio)        0.90%
Small Company Growth Fund
(Small Company Growth Portfolio)       0.90%
Small Cap Opportunities Fund
(Schroder U.S. Smaller Companies
Portfolio)                             0.60%
Contrarian Stock Fund                  0.80% (first $300 million of assets)
                                       0.76% (next $400 million of assets)
                                       0.72% (remaining assets)
International Fund (International
Portfolio)                             0.45%

With respect to Diversified Bond Fund, Conservative Balanced Fund [Strategic
Allocation: Income], Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund, Norwest receives investment advisory fees for its Asset Allocation Services and Norwest and Schroder receive investment advisory fees from the Core Portfolios in which the Funds invest at the following annual rates of the Fund's or Portfolios' average daily net assets. The total fee payable by a Fund through its investments in Core Portfolios will vary based on the percentage of its assets invested in each Core Portfolio.

FUND OR CORE PORTFOLIO                                INVESTMENT ADVISORY FEE

Diversified Bond Fund (for Asset Allocation Services)                0.25%
Conservative Balanced Fund
[Strategic Allocation: Income] (for Asset Allocation Services)       0.25%

Moderate Balanced Fund (for Asset Allocation Services)               0.25%


Growth

Fund (for Asset Allocation Services)                                 0.25%
Aggressive Fund (for Asset Allocation Services)                      0.25%
Diversified Equity Fund (for Asset Allocation Services)              0.25%
Growth Equity Fund (for Asset Allocation Services)                   0.25%
Diversified Small Cap Fund (for Asset Allocation Services)           0.25%

Money Market Portfolio                                0.20% (first $300 million
                                                             of assets)
                                                      0.16% (next $400 million
                                                             of assets)
                                                      0.12% (remaining assets)
Stable Income Portfolio                                              0.30%
Total Return Bond Portfolio                                          0.35%
Managed Fixed Income Portfolio                                       0.35%
Positive Return Portfolio                                            0.35%
Index Portfolio                                                      0.15%
Income Equity Portfolio                                              0.50%
Large Company Growth Portfolio                                       0.65%
Small Company Stock Portfolio                                        0.90%
Small Company Growth Portfolio                                       0.90%
Small Company Value Portfolio                                        0.90%
Small Cap Index Portfolio                                            ____%
International Portfolio                                              0.45%


Norwest (and not the Funds or Core Portfolios) pays each Subadviser a fee for their investment subadvisory services. This compensation does not increase the amount paid by the Funds or Core Portfolios to Norwest for investment advisory services.


Each Fund investing its assets in one or more Core Portfolio may withdraw its investments from its corresponding Core Portfolio(s) at any time if the Board determines that it is in the best interests of the Fund to do so. (See "Other Information -- Core and Gateway Structure.") Accordingly, each of these Funds has retained Norwest as its investment adviser. Similarly, in the event that a Fund withdraws its investment from a Core Portfolio, to the extent the Fund invested in a Core Portfolio advised by Schroder or a Subadviser, the Fund has retained Schroder and that Subadviser as an investment subadviser. Under these "dormant" investment advisory arrangements, none of Norwest, Schroder or any Subadviser receives any advisory fees with respect to a Fund as long as the Fund remains completely invested in its respective Core Portfolio(s) or any other investment companies. In the event that Stable Income Fund, Total Return Bond Fund, Index Fund, Income Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund or International Fund were to withdraw there assets from their respective Core Portfolio, Norwest would receive an investment advisory fee at an annual rate of 0.35%, 0.35%, 0.15%, 0.50%, 0.65%, 0.90%, 0.90%, ____%,
0.925% and 0.85% of the Funds' average daily net assets, respectively. Similarly, to the extent Diversified Bond Fund, Conservative Balanced Fund [Strategic Allocation: Income], Moderate Balanced Fund, Growth Balanced Fund, Aggressive Fund, Diversified Equity Fund, Growth Equity Fund or Diversified Small Cap Fund were to withdraw any or all of their assets from their respective Core Portfolios, Norwest would receive an investment advisory fee on the withdrawn assets at an annual rate of 0.35%, 0.48%, 0.53%, 0.58%, ____%, 0.65%,
0.90% and ____% of the Funds' average daily net assets, respectively. To the extent Cash Investment Fund was to withdraw any or all of its assets from its respective Core Portfolios, Norwest would receive an investment advisory fee at an annual rate equal to that paid by Money Market Portfolio. Pursuant to the Funds' dormant investment subadvisory agreement, Norwest (and not the Funds) would pay Schroder and each Subadviser, as applicable, a fee for its investment subadvisory services.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES

As manager Forum supervises the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay) other than investment advisory services. In this capacity Forum provides the Trust with general office facilities, provides persons satisfactory to the Board to serve as officers of the Trust and oversees the performance of administrative and professional services rendered to the Funds by others, including the Funds' custodian, transfer agent, accountants, auditors and legal counsel. FAS is responsible for performing certain administrative services necessary for the Trust's operations with respect to each Fund including, but not limited to: (i) preparing and printing updates of the Trust's registration statement and prospectuses, the Trust's tax returns, and reports to its shareholders, the SEC and state securities administrators; (ii) preparing proxy and information statements and any other communications to shareholders; (iii) monitoring the sale of shares and ensuring that such shares are properly and duly registered with the SEC and applicable state securities administrators; and (iv) determining the amount of and supervising the declaration of dividends and distributions to shareholders.


[As of October 1, 1997, Forum and FAS provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $25.5 billion. Forum is a member of the National Association of Securities Dealers, Inc. For their services to Cash Investment Fund, U.S. Government Fund and Treasury Fund, Forum and FAS each receives a fee at the rate of 0.05% (first $300 million of assets), 0.0375% (next $400 million of assets) and 0.025% (remaining assets). For their services to Ready Cash Investment Fund, Municipal Money Market Fund, Stable Income Fund, Short Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced Fund, Index Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund, Contrarian Stock Fund, and International Fund, Forum and FAS each receives a fee at the rate of 0.05%.]

FAS also serves as an administrator of each Core Portfolio (except Schroder U.S. Smaller Companies Portfolio) and provides services to the Core Portfolios that are similar to those provided to the Funds by Forum and FAS. For its services FAS receives a fee with respect to each Core Portfolio (other than Schroder U.S. Smaller Companies Portfolio) at an annual rate of 0.10% of the Portfolio's average daily net assets. Schroder Advisors Inc. ("Schroder Advisors") serves as the administrator of Schroder U.S. Smaller Companies Portfolio and Forum serves as the subadministrator of that Portfolio. Schroder Advisors and Forum provide certain management and administrative services necessary for the Portfolio's operations, other than the administrative services provided to the Portfolio by Schroder. For their services, Schroder Advisors. Inc. receives no fee from the Portfolio and Forum receives a fee at an annual rate of 0.075% of the Portfolio's average daily net assets.


In addition, pursuant to a separate agreement, Norwest receives a fee with respect to Small Cap Opportunities Fund and International Fund at an annual rate of 0.25% of the Funds' average daily net assets. Under this agreement, Norwest is responsible for compiling data and preparing communications between the Fund and its shareholders, maintaining requisite information flows between the Fund and Schroder, monitoring and reporting to the Board on the performance of the applicable Core Portfolio and reimbursing the Fund for certain excess expenses. No fees are payable under this agreement if the Fund is not completely invested in a Core Portfolio. Small Cap Opportunities Fund and International Fund incur total management and administrative fees at a higher rate than many other mutual funds, including other funds of the Trust.

Pursuant to a separate agreement, Forum Accounting Services, Limited Liability Company ("Forum Accounting") provides portfolio accounting services to each Fund and to each Core Portfolio. Forum, FAS, and Forum Accounting are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of October 1, 1997, Forum, FAS and Forum Accounting were controlled by John Y. Keffer, President and Chairman of the Trust.

Forum also acts as the distributor of the Shares but receives no fees for these services. From its own resources, Forum may pay fees to broker-dealers or other persons for distribution or other services related to the Funds. None of the Funds has adopted a plan of distribution applicable to the Shares.


SHAREHOLDER SERVICING AND CUSTODY


Norwest Bank serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent. Sub-transfer agents and processing agents may be "Processing Organizations" as described under "How to Buy Shares -- Purchase Procedures." The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent. For its services, the Transfer Agent receives a fee with respect to each Fund at an annual rate of 0.25% of each Fund's average daily net assets attributable to each class of the Fund (0.20% in the case of Cash Investment Fund and 0.10% in the case of Institutional Shares).

Norwest Bank also serves as each Fund's and each Core Portfolio's (other than Schroder U.S. Smaller Companies Portfolio and Schroder Global Growth Portfolio) custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries. For its custodial services, Norwest Bank receives a fee with respect to each Fund and each Core Portfolio at an annual rate of 0.02% of the first $100 million of the Fund's or Core Portfolio's average daily net assets, 0.01% of the next $200 million of the Fund's or Core Portfolio's average daily net assets and 0.005% of the Fund's or Core Portfolio's remaining average daily net assets. No fee is payable by a Fund to the extent the Fund is invested in a Core Portfolio. With respect to International Portfolio, Norwest receives a fee at an annual rate of 0.075% of the Portfolio's average daily net assets. The Chase Manhattan Bank, N.A. serves as custodian of Schroder U.S. Smaller Companies Portfolio and is paid a fee for its services.


EXPENSES OF THE FUNDS

Subject to the obligation of Norwest to reimburse the Trust for certain expenses of the Funds, the Trust has confirmed its obligation to pay all the Trust's expenses. The Funds' expenses include Trust expenses attributable to the Funds, which are allocated to each Fund, and expenses not specifically attributable to the Funds, which are allocated among the Funds and all other funds of the Trust in proportion to their average net assets. Each service provider to a Fund may elect to waive (or continue to waive) all or a portion of their fees, which are accrued daily and paid monthly. Any such waivers will have the effect of increasing a Fund's performance for the period during which the waiver is in effect. Fee waivers are voluntary and may be reduced or eliminated at any time.


Each of Short Government Income Fund, Minnesota Intermediate Tax-Free Fund, Aggressive Balanced Fund and Diversified Small Cap Fund bears all costs of its operations other than expenses specifically assumed by the Investment Adviser. The costs borne by the Funds include a pro rata portion of the following: legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on fund securities and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series. The Investment Adviser has undertaken voluntarily to waive a portion of its fees and or assume certain expenses of the Fund in order to limit total Fund expenses excluding taxes, interest, brokerage commissions and other Fund transaction expenses and extraordinary expenses to [2.00%] of the average daily net assets of the Fund. This expense limitation cannot be modified or withdrawn except by a majority vote of the Trust Board. If expense reimbursements are required, they will be made on a monthly basis.

Norwest has agreed to waive its investment advisory fee for Money Market Portfolio through May 31, 1999 to the extent that the fee exceeds an annual rate of 0.10% of the Portfolio's average daily net assets. In addition, Norwest and Forum have agreed to waive their respective fees or reimburse expenses in order to maintain Cash Investment Fund's total combined operating expenses through May 31, 1999 at the same level as the Fund's total operating expenses prior to May 31, 1997 (0.48%). Any reduction or elimination of the Waiver, however, would require Board approval (and notice to shareholders), which would be given only if the Board determined that the amount of the fees to be paid to Norwest or Forum after the reduction or elimination would be fair and reasonable.

Norwest and Forum have agreed to waive their respective fees or reimburse expenses in order to maintain each of Ready Cash Investment Fund's, Total Return Bond Fund's and Small Company Stock Fund's total combined operating expenses through May 31, 1998 at the same levels as the respective Fund's total operating expenses prior to May 31, 1997 (0.48% and 0.82% in the case of Ready Cash Investment Fund Institutional Shares and Investor Shares, 0.75% in the case of Total Return Bond Fund and 1.20% in the case of Small Company Stock Fund).
After May 31, 1998, any proposed reduction in the amount of those waivers and reimbursements would be reviewed by the Board.

Norwest and Forum have agreed to waive their respective fees through May 31, 1999 in order to ensure that the fees borne by each of Diversified Bond Fund, Conservative Balanced Fund [Strategic Allocation: Income], Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced Fund, Diversified Equity Fund and Growth Equity Fund for investment advisory, administrative and management services would not exceed in the aggregate 0.45%, 0.55%, 0.63%, 0.68%, [1.00]%, 0.75% and 1.00%, respectively (the "Waiver"). After May 31, 1999, each fund's aggregate payment for those services could increase if the Waiver was reduced or eliminated. Any reduction or elimination of the Waiver, however, would require Board approval (and notice to shareholders), which would be given only if the Board determined that the amount of the fees to be paid to Norwest or Forum after the reduction or elimination would be fair and reasonable.


Each service provider to the Trust or their agents and affiliates also may act in various capacities for, and receive compensation from, their customers who are shareholders of a Fund. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Fund.

The expenses of each Fund that invest in one or more Core Portfolios include the Fund's pro rata share of the expenses of the Core Portfolios in which the Fund invests, which are borne indirectly by the Fund's shareholders.

6.  PURCHASES AND REDEMPTIONS OF SHARES

I Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Institutional Shares and the single class of shares offered by each of Cash Investment Fund, U.S. Government Fund and Treasury Fund are designed primarily for institutional clients. Investor Shares are offered to retail customers. Shares are continuously sold and redeemed at a price equal to their net asset value next-determined after acceptance of an order on every weekday except customary national holidays and Good Friday ("Fund Business Day").

GENERAL PURCHASE INFORMATION

Investments in the Funds may be made either through certain financial institutions or by an investor directly. An investor who invests in a Fund directly will be the shareholder of record. All transactions in the Funds' shares are effected through the Transfer Agent, which accepts orders for redemptions and for subsequent purchases only from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. You must pay for your shares in U.S. dollars by check or money order (drawn on a U.S.
bank), by bank or federal funds wire transfer, or by electronic bank transfer; cash cannot be accepted.



When you sign your application for a new Fund account, you are certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.


Shares of each Fund are offered without a sales charge and may be redeemed without charge. The minimum investment in Investor Shares and I Shares is $1,000; the minimum subsequent investment in Investor Shares and I Shares is $100. The minimum investment amount in Institutional Shares and for Shares of Cash Investment Fund, U.S. Government Fund and Treasury Fund is $100,000 and there is no minimum subsequent investment for those shares. The minimum investment in Investor Shares and I Shares is $1,000; the minimum subsequent investment in Investor Shares and I Shares is $100. Investor Shares and I Shares is $1,000; the minimum subsequent investment in Investor Shares and I Shares is $100. Shareholders who elect to purchase Investor Shares or I Shares through electronic share purchase privileges such as the Automatic Investment Plan or the Directed Dividend Option are not subject to the initial investment minimums. See "Purchases and Redemptions of Shares -- Shareholder Services -- Automatic Investment Plan" and "Dividends, Distributions and Tax Matters."

Shares of the Funds become entitled to receive dividends on the next Fund Business Day after a purchase or order for the Shares is accepted, except that Shares of the Money Market Funds become entitled to receive dividends on the Fund Business Day that a purchase order is accepted. With respect to the Money Market Funds, an investor's order will not be accepted or invested by a Fund during the period before the Fund's receipt of immediately available funds. For the Money Market Funds, purchase and redemption orders will be accepted on Fund Business Days only until the times indicated below.

                                  ORDER MUST BE       PAYMENT MUST BE
MONEY MARKET FUND                 RECEIVED BY         RECEIVED BY

Cash Investment Fund                   3:00 p.m.      4:00 p.m.
Ready Cash Investment Fund             3:00 p.m.      4:00 p.m.
U.S. Government Fund                   2:00 p.m.      4:00 p.m.
Treasury Fund                          1:00 p.m.      4:00 p.m.
Municipal Money Market Fund            12:00 p.m.     4:00 p.m.

All times referenced in the above table are Eastern Time. The Trust reserves the right to close early and advance the time by which the Money Market Funds must receive purchase or redemption orders and payments on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or due to other circumstances which may affect a Fund's trading hours.

The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

PURCHASE PROCEDURES

Investors may obtain the account application form necessary to open an account by writing the Trust at the following address:

         Norwest Funds
         [Name of Fund]
         Norwest Bank Minnesota, N.A.
         Transfer Agent
         733 Marquette Avenue
         Minneapolis, MN 55479-0040

To participate in shareholder services not referenced on the account application form and to change information on a shareholder's account (such as addresses), investors or existing shareholders should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. Any privilege and participation in any program may be terminated by the shareholder at any time by writing to the Trust.

BY MAIL. Investors may send a check or money order (cash cannot be accepted) along with a completed account application form to the Trust at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, the Transfer Agent or FFSI.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Norwest Funds" or to one or more owners of that account and endorsed to Norwest Funds. No other method of payment by check will be accepted. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Norwest Funds." No other method of payment by check will be accepted.

BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at (612) 667-8833 or (800) 338-1348 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

         Norwest Bank Minnesota, N.A.
         A091 000 019
         For Credit to: Norwest Funds 0844-131
         Re: [Name of Fund][Name of Shares if applicable]
         Account No.:
         Account Name:

The investor should then promptly complete and mail the account application form. There may be charges by the investor's bank for transmitting the money by bank wire. The Trust does not charge investors for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). The Transfer Agent, FFSI or their affiliates may be Processing Organizations. Financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through a Processing Organization will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase a Fund's shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations may also enter purchase orders with payment to follow.

Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer.


SUBSEQUENT PURCHASES OF SHARES


Subsequent purchases may be made by mailing a check, by sending a bank wire or through the shareholder's Processing Organization as indicated above. All payments should clearly indicate the shareholder's name and account number.

GENERAL REDEMPTION INFORMATION

Fund shares may be redeemed at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Redeemed shares are not entitled to receive dividends after the day on which the redemption is effective, except that Shares of the Money Market Funds are not entitled to receive dividends on the day on with the redemption is effective. For the Money Market Funds, redemption orders are accepted up to the times indicated under "Purchases and Redemptions of Shares -- General Purchase Information." The Trust reserves the right to close early and to advance the times by which the Money Market Funds must receive purchase or redemption orders. See "Purchase and Redemption of Shares -- General Purchase Information."

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.


To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (i) endorsement on a share certificate; (ii) instruction to change a shareholder's record name; (iii) modification of a designated bank account for wire redemptions; (iv) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (v) dividend and distribution election; (vi) telephone redemption; (vii) exchange option election or any other option election in connection with the shareholder's account; (viii) written instruction to redeem Shares whose value exceeds $50,000; (ix) redemption in an account in which the account address has changed within the last 30 days; (x) redemption when the proceeds are deposited in a Norwest Funds account under a different account registration; and (xi) the remitting of redemption proceeds to any address, person or account for which there are not established standing instructions on the account.


Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures and is acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. Shareholders who want telephone redemption or exchange privileges must elect those privileges. The Trust and Transfer Agent will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and Transfer Agent did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account whose aggregate net asset value is less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

Shareholders who have invested directly in a Fund may redeem their shares as described below. Shareholders who have invested through a Processing Organization may redeem their shares through the Processing Organization as described under "Purchases and Redemptions of Shares -- Purchase Procedures -- Through Financial Institutions." Shareholders that wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application form. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

BY MAIL. Shareholders may redeem shares by sending a written request to the Transfer Agent accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. See "Purchases and Redemptions of Shares -- General Redemption Information."

BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at (800) 338-1348 or (612) 667-8833 and providing the shareholder's account number, the exact name in which the shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. See "Purchases and Redemptions of Shares -- General Redemption Information."

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request a Fund to transmit the redemption proceeds by federal funds wire to a bank account designated in writing by the shareholder. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the Transfer Agent.

EXCHANGES

Shareholders of I Shares and Institutional Shares and shareholders of U.S. Government Fund and Treasury Fund may exchange their Shares for I Shares, for Institutional and for Shares of U.S. Government Fund and Treasury Fund. Shareholders of Investor Shares may exchange their Shares for Investor Shares of the other Fund and A class shares of certain other funds of the Trust. The Trust may in the future create additional classes of funds the shares of which will be exchangeable with the Shares of the Funds. A current list of the funds of the Trust that offer shares exchangeable with the Shares of the Funds can be obtained through Forum by contacting the Transfer Agent.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make; the Funds reserve the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the Fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or to open a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. Shareholders may only exchange into a Fund if that Fund's shares may legally be sold in the shareholder's state of residence.

The Funds and federal tax law treat an exchange as a redemption and a purchase. Accordingly, a shareholder may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in the shares at the time of the exchange transaction. Exchange procedures may be materially amended or terminated by the Trust at any time upon 60 days' notice to shareholders. See "Additional Purchase and Redemption Information" in the SAIs.

BY MAIL. Exchanges may be made by sending a written request to the Transfer Agent accompanied by any share certificates for the shares to be exchanged. All written requests for exchanges must be signed by the shareholder, and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed. See "Purchases and Redemptions of Shares -- General Redemption Information."

BY TELEPHONE. A shareholder who has elected telephone exchange privileges may make a telephone exchange by calling the Transfer Agent at (800) 338-1348 or
(612) 667-8833 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. See "Purchases and Redemptions of Shares -- General Redemption Information."

SHAREHOLDER SERVICES


AUTOMATIC INVESTMENT PLAN


Under the Automatic Investment Plan which is available to shareholders that invest in I Shares of each Fund and to shareholders of Investor Shares of Ready Cash Investment Fund and Municipal Money Market Fund, shareholders may authorize monthly amounts of $50 or more to be withdrawn automatically from the shareholder's designated bank account (other than passbook savings) and sent to the Transfer Agent for investment in a Fund. Shareholders wishing to use this plan must complete an application which may be obtained by writing or calling the Transfer Agent. The Trust may modify or terminate the Automatic Investment Plan with respect to any shareholder in the event that the Trust is unable to settle any transaction with the shareholder's bank. If the Automatic Investment Plan is terminated before the shareholders account totals $1,000, the Trust reserves the right to close the account in accordance with the procedures described under "General Redemption Information."

RETIREMENT ACCOUNTS

Except for Municipal Money Market Fund and the Tax-Exempt Fixed Income Funds, the Funds may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). An IRA account application form may be obtained by contacting the Trust at (800) 338-1348 or (612) 667-8833. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.


An employer may also contribute to an individual's IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, an employee may contribute up to $6,000 annually to the employee's IRA, and the employer must generally match such contributions up to 3% of the employee's annual salary. Alternatively, the employer may elect to contribute to the employee's IRA 2% of the lesser of the employee's earned income or $150,000.

The foregoing discussion regarding IRAs is based on regulations in effect as of June 1, 1997 and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. Investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.


AUTOMATIC WITHDRAWAL PLAN

A shareholder of a Fund, other than a shareholder of Cash Investment Fund, U.S. Government Fund, Treasury Fund and Institutional Shares of Municipal Money Market Fund, whose shares in a single account total $1,000 or more may establish a withdrawal plan to provide for the preauthorized payment from the shareholder's account of $250 or more on a monthly, quarterly, semi-annual or annual basis. A shareholder of Cash Investment Fund, U.S.

Government Fund, Treasury Fund or Institutional Shares of Municipal Money Market Fund whose shares in a single account total $10,000 or more may establish a withdrawal plan to provide for the preauthorized payment from the shareholder's account of $250 or more on a monthly, quarterly, semi-annual or annual basis. Under the withdrawal plan, sufficient shares in the shareholder's account are redeemed to provide the amount of the periodic payment and any taxable gain or loss is recognized by the shareholder upon redemption of the shares. Shareholders wishing to utilize the withdrawal plan may do so by completing an application which may be obtained by writing or calling the Transfer Agent. The Trust may suspend a shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than the required minimum amounts at any time.

CHECKWRITING

Shareholders of the Money Market Funds wishing to establish checkwriting privileges may do so by completing an application, which may be obtained by writing or calling the Funds or the Transfer Agent. After the application is properly completed and returned to a Fund, the shareholder will be supplied with checks which may be made payable to any person in any amount of $500.00 or more. When a check is presented for payment, the number of full and fractional shares required to cover the amount of the check will be redeemed from the shareholder's account by the Transfer Agent as agent for the shareholder. Any shares for which certificates have been issued may not be redeemed by check. If the amount of a check is greater than the value of the uncertificated shares held in the shareholder's account, the check will not be honored. Fund shares may not be redeemed until the check used to purchase the shares has cleared (which may take 15 or more days). A shareholder may not liquidate the shareholder's entire account by means of a check. Shareholders will be subject to the rules and regulations of the Transfer Agent pertaining to the checkwriting privilege as amended from time to time. Checkwriting procedures may be changed, modified or terminated at any time by the Trust or the Transfer Agent upon written notification to the shareholder.

REOPENING ACCOUNTS

A shareholder may reopen an account, without filing a new account application form, at any time within one year after the shareholder's account is closed, provided that the information on the account application form on file with the Trust is still applicable.

7.  DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of net investment income of each Money Market Fund, [each Fixed Income Fund (other than Stable Income Fund, Diversified Bond Fund and Intermediate Government Income Fund) and each Tax Exempt Fixed Income Fund] are declared daily and paid monthly. Dividends of Stable Income Fund's, Diversified Bond Fund's and Intermediate Government Income Fund's net investment income are declared and paid monthly. Dividends of Income Equity Fund's, ValuGrowth Stock Fund's, Small Company Stock Fund's and Contrarian Stock Fund's net investment income are declared and paid quarterly. Dividends of each other Fund's net investment income are declared and paid at least annually. Distributions of net capital gain, if any, realized by a Fund are distributed annually.

Shareholders may choose to have dividends and distributions of a Fund reinvested in shares of that Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another fund of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund.

Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. All dividends and distributions are reinvested at a Fund's net asset value as of the payment date of the dividend or distribution. Shareholders are assigned this option unless one of the other two options is selected. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of a Fund whose shares in a single account of that Fund total $10,000 or more may elect to have all dividends and distributions reinvested in shares of another fund of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact the Transfer Agent.

TAX MATTERS

Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). As such, each Fund will not be liable for federal income and excise taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Fund as ordinary income. Distributions of net long-term capital gain by a Fund are taxable to shareholders of the Fund as long-term capital gain regardless of the length of time the shareholder may have held Shares in the Fund at the time of distribution. If a shareholder holds Shares for six months or less and during that period receives a long-term capital gain distribution, any loss realized on the sale of the Shares during that six-month period would be a long-term capital loss to the extent of the distribution.


Dividends (other than those of Funds that declare dividends daily) and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, these dividends or a distribution made shortly after the purchase of Shares by a shareholder, although in effect a return of capital to that particular shareholder, will be taxable to the shareholder as described above.


It is expected that a portion of the dividends of each Equity Fund, except International Fund, and each Balanced Fund will qualify for the dividends received deduction for corporations. The amount of such dividends eligible for the dividends received deduction is limited to the amount of dividends from domestic corporations received during a Fund's fiscal year. To the extent International Fund invests in the securities of domestic issuers, the dividends of the Fund may qualify for the dividends received deduction for corporations.


CORE PORTFOLIOS


Each Core Portfolio is not required to pay federal income taxes on its net investment income and capital gain, as it is treated as partnerships for federal income tax purposes. All interest, dividends and gains and losses of a Core Portfolio are deemed to have been "passed through" to the Funds investing in the Core Portfolio in proportion to the Funds' holdings of the Core Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio or losses have been realized by the Core Portfolio.


FUNDS INVESTING IN FOREIGN SECURITIES

Investment income received by a Fund from sources within foreign countries may be subject to foreign income or other taxes. International Fund intends to elect, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by International Portfolio. Shareholders of that Fund will be notified of their share of those foreign taxes and will be required to treat the amount of such foreign taxes as additional income. In that event, the shareholder may be entitled to claim a credit or deduction for those taxes.

TAX EXEMPT DISTRIBUTIONS

Dividends paid by Municipal Money Market Fund or by a Tax-Exempt Fixed Income Fund out of tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Persons who are substantial users or related persons thereof of facilities financed by private activity securities held by a Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Interest on certain private activity securities issued after August 7, 1986 is treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations. In addition, exempt-interest dividends are included in the "adjusted current earnings" of corporations for AMT purposes.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, Shares of a Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the Shares. Substantially all of the dividends paid by Municipal Money Market Fund and by each Tax-Exempt Fixed Income Fund are anticipated to be exempt from federal income taxes.

Shortly after the close of each calendar year, a statement is sent to each shareholder of Municipal Money Market Fund and Tax-Exempt Fixed Income Fund advising the shareholder of the portion of the Fund's dividends that is derived from obligations of issuers in the various states and the portion of the Fund's dividends that is exempt from federal income taxes. These portions are determined for a Fund's entire year and, thus, are annual averages, rather than day-by-day determinations for each shareholder.

MUNICIPAL MONEY MARKET FUND, LIMITED TAX-FREE FUND and TAX-FREE INCOME FUND.
The exemption for federal income tax purposes of dividends derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

COLORADO TAX-FREE FUND. It is anticipated that substantially all of the dividends paid by the Fund to individuals will be exempt from Colorado personal income tax. Dividends and distributions made by the Fund to Colorado individuals, trusts, estates and corporations subject to the Colorado income tax generally will be treated for Colorado income tax purposes in the same manner as they are treated under the Code for federal income tax purposes. Some differences may arise for taxpayers subject to the AMT, because interest on Colorado private activity bonds is not a preference item for Colorado income tax purposes. Furthermore, Colorado has no corporate alternative minimum tax. Because the Fund may, except as indicated, purchase only Colorado municipal securities, none of the exempt interest dividends paid by the Fund will be subject to Colorado income tax.

MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND. It is anticipated that substantially all of the dividends paid by the Fund to individuals will be exempt from Minnesota personal income tax. Interest earned on Minnesota municipal securities is generally excluded from gross income for Minnesota state income tax purposes, while interest earned on securities issued by municipal issuers from other states is not excluded. At least 95% of the exempt-interest dividends paid by the Fund must be derived from Minnesota municipal securities in order for any portion of the exempt-interest dividends paid by the Fund to be exempt from the Minnesota personal income tax. Exempt-interest dividends paid by the Fund to shareholders that are corporations are subject to Minnesota franchise tax.


Under Minnesota law, if the difference in state income tax treatment between Minnesota municipal securities and the municipal securities of issuers in other states should be judicially determined to discriminate against interstate commerce, the Minnesota legislature has expressed its intention that the discrimination be remedied by adding interest on Minnesota municipal securities to the taxable income of Minnesota residents. Such treatment would begin with the taxable years that begin during the calendar year in which the court's decision is final. If the interest on Minnesota municipal securities is determined in general to be taxable income for Minnesota income tax, the Fund will consider what actions are to be taken, in light of its current investment objectives and investment policies.

The Minnesota alternative minimum tax on resident individuals is based in part on their federal alternative minimum taxable income. Accordingly, individual shareholders of the Fund may be subject to the Minnesota alternative minimum tax on exempt-interest dividends paid by the Fund which are attributable to interest received by the Fund on certain private activity securities issued after August 7, 1986, even though those dividends are exempt from the regular Minnesota personal income tax.


MISCELLANEOUS

Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each calendar year.


8.  OTHER INFORMATION

BANKING LAW MATTERS

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, or custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment.

Forum believes that Norwest and any bank or other bank affiliate also may perform Processing Organization or similar services for the Trust and its shareholders without violating applicable federal banking rules. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Trust could occur and a shareholder serviced by the bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of each Fund, except the Money Market Funds, is determined as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The net asset value per share of each class of Cash Investment Fund, U.S. Government Fund, Treasury Fund and Municipal Money Market Fund is determined as of 3:00 p.m., 2:00 p.m., 1:00 p.m. and 12:00 p.m. Eastern Time, respectively, in the same manner as indicated above. Securities owned by a Fund or Portfolio (other than a Money Market Fund or Portfolio in which a Money Market Fund invests) for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or the Core Board or pursuant to procedures approved by the Board or the Core Board, as applicable. The Funds do not determine net asset value on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


In order to maintain a stable net asset value per share of $1.00, the portfolio securities of each Money Market Fund and Core Portfolio in which a Money Market Fund invests are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If the market value of a Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether any action should be initiated to prevent any material effect on shareholders.

Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business on each Fund Business Day. In addition, trading in foreign securities generally or in a particular country or countries may not take place on all Fund Business Days. Trading does take place in various foreign markets, however, on days on which a Fund's net asset value is not calculated. Calculation of the net asset value per share of a Fund may not occur contemporaneously with the determination of the prices of the foreign securities used in the calculation. Events affecting the values of foreign securities that occur after the time their prices are determined and before the Fund's determination of net asset value will not be reflected in the Fund's calculation of net asset value unless Norwest or Schroder determines that the particular event would materially affect net asset value, in which case an adjustment will be made.

All assets and liabilities denominated in foreign currencies are converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.

PERFORMANCE INFORMATION

A Fund's performance may be quoted in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for the Money Market Funds, a Fund takes the income it earned from its investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 7-day period. With respect to each of the other Funds, to calculate standardized yield, a Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. Municipal Money Market Fund and the Tax-Exempt Fixed Income Funds may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate.

A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. Published yield quotations are, and total return figures may be, based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of yield or total return that does not take into account sales charges paid by an investor will be higher than a similar computation that takes into account payment of sales charges.

The Funds' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to securities indices. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of a Fund that invests its assets using different investment styles. Indices are not used in the management of a Fund but rather are standards by which an Adviser and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund. This material is not to be considered representative or indicative of future performance. All performance information for a Fund is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may divide portfolios or series into classes of shares (such as I Shares); the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into thirty-three separate series.

OTHER CLASSES OF SHARES

Cash Investment Fund, U.S. Government Fund, Treasury Fund, WealthBuilder High Growth Fund, WealthBuilder Growth Fund, WealthBuilder Growth and Income Fund, Pinnacle Smith Disciplined Growth Fund, Pinnacle Smith Small Cap Value Fund, Pinnacle Large Cap Value Fund, Pinnacle Galliard Strategic Value Bond Fund, Minnesota Intermediate Tax4Free Fund, Aggressive Balanced Fund and Diversified Small Cap Fund currently issue one class of shares. Ready Cash Investment Fund currently issues two classes of shares 4 Investor Shares and Exchange Shares. Municipal Money Market Fund currently issues two classes of shares 4 Institutional Shares and Investor Shares. The other Funds issue three classes of shares, I Shares, A Shares and B Shares. A Shares and B Shares are offered to retail investors. A Shares charge a front-end sales charge and B Shares (and Exchange Shares) charge a contingent deferred sales charge. Each class of a Fund will have a different expense ratio and may have different sales charges (including distribution fees). Each class' performance is affected by its expenses and sales charges. For more information on any other class of shares of the Funds investors may contact the Transfer Agent at (612) 667-8833 or (800) 338-1348 or the Funds' distributor. Investors may also contact their Norwest sales representative to obtain information on the other classes.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any distribution plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.


Each Core Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Core Portfolio will be entitled to vote in proportion to its relative beneficial interest in the respective Core Portfolio. When required by the 1940 Act and other applicable law, a Fund will solicit proxies from its shareholders and will vote its interest in a Core Portfolio in proportion to the votes cast by its shareholders.


[As of September __, 1997,_______: (i) may be deemed to have controlled ______ Fund; (ii) owned of record more than 25% of the outstanding I Shares of _______ Fund; and (iii) owned of record more than 25% of the outstanding I Shares of

________ Fund.] From time to time, these shareholders or other shareholders may own a large percentage of the Shares of a Fund and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.

CORE AND GATEWAY STRUCTURE

Ready Cash Investment Fund, Stable Income Fund, Total Return Bond Fund, Index Fund, Income Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund and International Fund each seek to achieve its investment objective by investing all of its investable assets in its corresponding Core Portfolio, that has the same investment objective and substantially identical investment policies as the Fund. Cash Investment Fund, Diversified Bond Fund, Conservative Balanced Fund [Strategic
Allocation: Income], Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund each seek to achieve its investment objective by investing all or a part of its assets in two or more Core Portfolios. Accordingly, each Core Portfolio directly acquires portfolio securities and a Fund investing in the Core Portfolio acquires an indirect interest in those securities. Schroder U.S. Smaller Companies Portfolio is a separate series of Schroder Capital Funds, a business trust organized under the laws of the State of Delaware in 1995. Each other Core Portfolio is a separate series of Core Trust (Delaware), a business trust organized under the laws of the State of Delaware in 1994. Each Core Trust is registered under the 1940 Act as an open-end, management, investment company. The assets of each Core Portfolio belong only to, and the liabilities of each Core Portfolio are borne solely by, that Core Portfolio and no other portfolio of a Core Trust.

THE CORE PORTFOLIOS. A Fund's investment in a Core Portfolio is in the form of a non-transferable beneficial interest. All investors in a Core Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Core Portfolio's expenses. As of October 1, 1997, two or more funds of the Trust invested in each Core Portfolio (except Schroder U.S. Smaller Companies Portfolio). As of that date, one other mutual fund invested in Schroder U.S. Smaller Companies Portfolio.

A Core Portfolio will not sell its shares directly to members of the general public. Another investor in a Core Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as any Fund, and could have different advisory and other fees and expenses than a Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests in a Core Portfolio. Information regarding any such funds is available from the Core Trusts by calling Forum at
(207) 879-0001.


CERTAIN RISKS OF INVESTING IN CORE PORTFOLIOS. A Funds' investment in a Core Portfolio may be affected by the actions of other large investors in that Core Portfolio. For example, if International Portfolio had a large investor other than International Fund that redeemed its interest International Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in a Core Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in a Core Portfolio; indeed, other investors hold a majority interest in a Core Portfolio, could have voting control of the Core Portfolio.

Each Fund may withdraw its entire investment from a Core Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Core Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Core Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Core Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs.
If the Fund withdrew its investment from a Core Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets directly by the Advisers or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Advisers to manage the Fund's assets directly could have a significant impact on shareholders of the Fund.

Investment decisions are made by the portfolio managers of each Core Portfolio independently. Therefore the portfolio manager of one Core Portfolio in which a Fund invests may purchase shares of the same issuer whose shares are being sold by the portfolio manager of another Core Portfolio in which the Fund invests. This could result in an indirect expense to the Fund without accomplishing any investment purpose.

                                   APPENDIX A

           INVESTMENTS, INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

COMMON STOCKS, WARRANTS AND PREFERRED STOCK

COMMON STOCKS AND WARRANTS - Balanced Funds, Equity Funds. Preferred Stock - Balanced Funds, Equity Funds, Total Return Bond Fund. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid.
Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded on a securities exchange or in the over-the-counter market and may not be traded every day or in the volume typical of securities traded on a major national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. A Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

CONVERTIBLE SECURITIES

INCOME FUND, TOTAL RETURN BOND FUND, BALANCED FUNDS, EQUITY FUNDS. Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock. Except for Small Cap Opportunities Fund, the Funds may only invest in convertible securities that are investment grade.

A Fund may invest in equity-linked securities, including Preferred Equity Redemption Cumulative Stock ("PERCS"), Equity-Linked Securities ("ELKS"), and Liquid Yield Option Notes ("LYONS"). Equity-Linked Securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of these securities is not fixed but is based on the price of the underlying common stock, which may rise or fall. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market or whether the market for them will be liquid or illiquid.

ADRS AND EDRS

BALANCED FUNDS, EQUITY FUNDS (EXCEPT INDEX FUND AND SMALL COMPANY GROWTH FUND). A Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets.
Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. A Fund (other than ValuGrowth Stock Fund, Contrarian Stock Fund and Small Company Stock Fund) may also invest in European Depository Receipts ("EDRs"), receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.

U.S. GOVERNMENT SECURITIES

ALL FUNDS. As used in this Prospectus, the term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The U.S. Government Securities in which a Fund may invest include U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Funds may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

ZERO-COUPON SECURITIES

ALL FUNDS. A Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). The Funds may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero-coupon security must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Funds may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

CORPORATE DEBT SECURITIES AND COMMERCIAL PAPER

CORPORATE DEBT SECURITIES - Cash Investment Fund, Ready Cash Investment Fund, Fixed Income Funds, Balanced Funds, Small Company Stock Fund, Contrarian Stock Fund. Commercial Paper - All Funds. The corporate debt securities in which the Funds may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7 day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

FINANCIAL INSTITUTION OBLIGATIONS

ALL FUNDS (EXCEPT TREASURY FUND). A Fund may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly owned banking-related subsidiaries of foreign banks.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are a debt obligation of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce a Fund's performance. Deposits subject to early withdrawal penalties or that mature in more than 7 days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Advisers believe do not present undue risk.


PARTICIPATION INTERESTS

CASH INVESTMENT FUND, READY CASH INVESTMENT FUND, DIVERSIFIED BOND FUND, BALANCED FUNDS. A Fund may purchase participation interests in loans or securities in which the Fund may invest directly that are owned by banks or other financial institutions. A participation interest gives the Fund an undivided interest in a loan or security in the proportion that the Fund's interest bears to the total principal amount of the security. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests the Fund will have the right to demand payment, on not more than 7 days notice, for all or a part of the Fund's participation interest. A Fund will only purchase participation interests from banks or other financial institutions that Norwest deems to be creditworthy. A Fund will not invest more than 10 percent of its total assets in participation interests in which the Fund does not have demand rights.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES

ILLIQUID SECURITIES - ALL FUNDS. RESTRICTED SECURITIES - MONEY MARKET FUNDS, FIXED INCOME FUNDS, BALANCED FUNDS, SMALL CAP OPPORTUNITIES FUND AND INTERNATIONAL FUND. Each Fund may invest up to 15 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in 7 days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. An institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or other exemptions, the Advisers may determine that such securities are not illiquid securities, under guidelines or other exemptions adopted by the Board (or, in the case of the Core Portfolios, the Core Trusts' board of trustees). These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holdings of that security may be illiquid.

BORROWING

ALL FUNDS. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. No Fund, other than Intermediate Government Income Fund, Diversified Bond Fund and, with respect to their assets invested in Managed Fixed Income Portfolio, the Balanced Funds, may purchase securities for investment while any borrowing equal to 5 percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 5 percent of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account; the use of these techniques in connection with a segregated account may result in a Fund's assets being 100 percent leveraged. See "Appendix A -- Techniques Involving Leverage."

PURCHASING SECURITIES ON MARGIN

INTERMEDIATE GOVERNMENT INCOME FUND. When the Fund purchases securities on margin, it only pays part of the purchase price and borrows the remainder. As a borrowing, a Fund's purchase of securities on margin is subject to the limitations and risks described in Borrowing above. In addition, if the value of the securities purchased on margin decreases such that the Fund's borrowing with respect to the security exceeds the maximum permissible borrowing amount, the Fund will be required to make margin payments (additional payments to the broker to maintain the level of borrowing at permissible levels). A Fund's obligation to satisfy margin calls may require the Fund to sell securities at an inappropriate time.

TECHNIQUES INVOLVING LEVERAGE

ALL FUNDS. Utilization of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when-issued or forward commitment basis. In addition, certain funds may engage in dollar roll transactions and Intermediate Government Income Fund may purchase securities on margin and sell securities short (other than against the box). Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. The Funds use these investment techniques only when Norwest to a Fund believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT. In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and securities in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include: (i) the Fund's obligations to repurchase securities under a reverse repurchase agreement, settle when-issued and forward commitment transactions and make payments under a cap or floor (see "Appendix A -- Swap Agreements"); and (ii) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount at least equal to the accrued excess will be maintained in the segregated account. If the Fund enters into an interest rate swap on other than a net basis, the Fund will maintain the full amount accrued on a daily basis of the Fund's obligations with respect to the swap in their segregated account. The use of a segregated account in connection with leveraged transactions may result in a Fund's portfolio being 100 percent leveraged.

REPURCHASE AGREEMENTS, SECURITIES LENDING, REVERSE REPURCHASE AGREEMENTS, WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLL TRANSACTIONS.

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A Fund's use of repurchase agreements, securities lending, reverse repurchase agreements and forward commitments (including "dollar roll" transactions) entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty while these transactions remained open or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty. Those laws do not apply to securities lending and, accordingly, securities lending involves more risk than does the use of repurchase agreements. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its securities, a Fund may be exposed to greater potential fluctuations in the value of its assets and net asset value per share. See "Appendix A -- Techniques Involving Leverage."

REPURCHASE AGREEMENTS - ALL FUNDS (EXCEPT TREASURY FUND). A Fund may enter into repurchase agreements, transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally 1 to 7 days later. The resale price of a repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust's custodian maintains possession of the collateral underlying a repurchase agreement, which has a market value, determined daily, at least equal to the repurchase price, and which consists of the types of securities in which the Fund may invest directly. International Portfolio and, with respect to the portion of their assets managed in the International Fund style, Diversified Equity Fund, Growth Equity Fund and each Balanced Fund, may enter into repurchase agreements with foreign entities.

SECURITIES LENDING - ALL FUNDS. A Fund may lend securities from its portfolios to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Fund's securities loaned, including accrued interest. A Fund receives interest in respect of securities loans from the borrower or from investing cash collateral. A Fund may pay fees to arrange the loans. Schroder U.S. Smaller Companies Portfolio will not lend portfolio securities in excess of 25% of the value of the Portfolio's total assets. No other Fund will lend portfolio securities in excess of 33 1/3 percent of the value of the Fund's total assets.

REVERSE REPURCHASE AGREEMENTS - ALL FUNDS. A Fund may enter into reverse repurchase agreements, transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements may be viewed as a form of borrowing by the Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of the Fund's net asset value per share.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS - ALL FUNDS. A Fund may purchase fixed income securities on a "when-issued" or "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 3 months after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time a

Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver a security purchased by a Fund may result in a loss or a missed opportunity to make an alternative investment. The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If Norwest or Schroder were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete these transactions when the value of the security is lower than the price paid by the Fund. Except for dollar-roll transactions, a Fund will not purchase securities on a when-issued or forward commitment basis if, as a result, more than 15 percent (35 percent in the case of Total Return Bond Fund) of the value of the Fund's total assets would be committed to such transactions.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds purchase securities on a when-issued and forward commitment basis only with the intention of actually receiving the securities. When-issued securities may include bonds purchased on a "when, and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Commitment of a Fund's assets to the purchase of securities on a when-issued or forward commitment basis will tend to increase the volatility of the Funds net asset value per share.

DOLLAR ROLL TRANSACTIONS - FIXED INCOME FUNDS AND BALANCED FUNDS. A Fund may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. Each Fund will limit its obligations on dollar roll transactions to 35 percent of the Fund's net assets.

SWAP AGREEMENTS

STABLE INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, BALANCED FUNDS. To manage its exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Funds performance. See "Appendix A -- Techniques Involving Leverage." Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Norwest monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

MUNICIPAL SECURITIES

MUNICIPAL MONEY MARKET FUND, TAX-EXEMPT FIXED INCOME FUNDS. The municipal securities in which the Funds may invest include municipal bonds, notes and leases. Municipal securities may be zero-coupon securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due.

MUNICIPAL BONDS. Municipal bonds can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

The Fund may invest in tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund will acquire private activity securities only if the interest payments on the security are exempt from federal income taxation (other than the Alternative Minimum Tax (AMT)).

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill short-term capital needs and generally have original maturities not exceeding one year. They include tax anticipation notes, revenue anticipation notes (which generally are issued in anticipation of various seasonal revenues), bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax-exempt commercial paper generally is issued with maturities of 270 days or less at fixed rates of interest.

MUNICIPAL LEASES. Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Lease and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Fund will invest in municipal lease obligations through certificates of participation.

PARTICIPATION INTERESTS. The Funds may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. Prior to purchasing any participation interest, the Funds will obtain appropriate assurances that the interest earned by the Funds from the obligations in which it holds participation interests is exempt from federal and, in the case of Colorado Tax-Free Fund and Minnesota Tax-Free Fund, applicable state income tax.

STAND-BY COMMITMENTS. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Fund's policy is to enter into stand-by commitment transactions only with municipal securities dealers which, in the view of Norwest, present minimal credit risks.

PUTS ON MUNICIPAL SECURITIES. The Funds may acquire "puts" on municipal securities they purchase. A put gives the Fund the right to sell the municipal security at a specified price at any time on or before a specified date. The Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Fund to invest its funds at more favorable rates. Generally, the Fund will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Fund may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security. Puts involve the same risks discussed above with respect to stand-by commitments.

SHORT SALES

INTERMEDIATE GOVERNMENT INCOME FUND. The Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not own or have the right to acquire. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price for the security. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share, will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions a Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor those sales. See "Appendix A -- Techniques Involving Leverage."

If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when Norwest believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. The Fund's ability to enter into short sales transactions is limited by certain tax requirements. See "Dividends -- Distributions and Taxes" in the SAIs.

MORTGAGE-BACKED SECURITIES

MONEY MARKET FUNDS, FIXED INCOME FUNDS, BALANCED FUNDS. Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types of mortgages. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY. The market for mortgage-backed securities has expanded considerably in recent years. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid. The recently introduced private conventional pools of mortgages (pooled by commercial banks, savings and loan institutions and others, with no relationship with government and government-related entities) have also achieved broad market acceptance and consequently an active secondary market has emerged, however, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to a Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted by investment dealers based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"), a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages.

The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller-servicers. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government that was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMCs national portfolio. FNMA and FHLMC each guarantee the payment of principal and interest on the securities they issue. These securities, however, are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on such securities. Timely payment of interest and principal may also be supported by various forms of insurance, including individual loan, title, pool and hazard policies. There can be no assurance that the private issuers or insurers will be able to meet their obligations under the relevant guarantees and insurance policies.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets to reflect the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Fund's ARMs may lag behind changes in market interest rates.
This may result in a slightly lower net value until the interest rate resets to market rates. Thus, investors could suffer some principal loss if they sold Fund shares before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized Mortgage Obligations ("CMOs") are debt obligations that are collateralized by mortgages or mortgage pass-through securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs.
Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-backed securities.

The final tranche of a CMO may be structured as an accrual bond (sometimes referred to as a "Z-tranche"). Holders of accrual bonds receive no cash payments for an extended period of time. During the time that earlier tranches are outstanding, accrual bonds receive accrued interest which is a credit for periodic interest payments that increases the face amount of the security at a compounded rate, but is not paid to the bond holder. After all previous tranches are retired, accrual bond holders start receiving cash payments that include both principal and continuing interest. The market value of accrual bonds can fluctuate widely and their average life depends on the other aspects of the CMO offering. Interest on accrual bonds is taxable when accrued even though the holders receive no accrual payment. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are classes of mortgage-backed securities that receive different proportions of the interest and principal distributions from the underlying Mortgage Assets. They may be may be privately issued or U.S. Government Securities. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the Mortgage Assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class). Currently, no fund may purchase IOs or POs.

ASSET-BACKED SECURITIES

INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, INCOME FUND, BALANCED FUNDS. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. No Fund may invest more than 10 percent of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

FOREIGN EXCHANGE CONTRACTS AND FOREIGN CURRENCY FORWARD CONTRACTS DIVERSIFIED BOND FUND, BALANCED FUNDS, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, INTERNATIONAL FUND. Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities a Fund usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

A Fund may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar. Like foreign exchange contracts and foreign currency forward contracts, these instruments are often referred to as derivatives, which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities. The Funds have no present intention to enter into currency futures or options contracts but may do so in the future. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. No Fund intends to maintain a net exposure to such contracts where the fulfillment of the Fund's obligations under such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. A Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if Norwest fails to predict currency values correctly.

FUTURES CONTRACTS AND OPTIONS

STABLE INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, BALANCED FUNDS, INDEX FUND, SMALL CAP OPPORTUNITIES FUND. A Fund may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Fund may also to attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities. A Fund may only write options that are covered. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. Certain futures strategies employed by a Balanced Fund in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission. A Fund may enter into these futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5 percent of the Fund's total assets.

RISK CONSIDERATIONS. The Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on Norwest's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; (v) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and
(vi) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, Norwest may attempt to hedge the Fund's securities by the use of options with respect to similar fixed income securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. Except for the futures contracts strategies of the Balanced Funds used for making temporary allocations among fixed-income and equity securities, the Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. Schroder U.S. Smaller Companies Portfolio may purchase a call or put only if, after such purchase, the value of all put and call options held by the Portfolio would not exceed 5% of the Portfolio's total assets. No other Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5 percent of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50 percent of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50 percent of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.


INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract. In addition to the Funds listed at the beginning of this section, "Futures Contracts and Options," a Fund using the Index Fund investment style may invest in index futures contracts to a limited extent.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.


                                     -113

[LOGO]

Shareholder Services
Minneapolis/St. Paul 612-667-8833
Elsewhere 800-338-1348
Norwest Bank Minnesota, N.A.
Investment Adviser
Transfer Agent
Custodian
Forum Financial Services, Inc.
Manager and Distributor

-C--1997 NORWEST ADVANTAGE FUNDS
MHPA ___ (10/97)

                               NORWEST ADVANTAGE FUNDS

                                  INCOME EQUITY FUND
                              VALUGROWTH-SM- STOCK FUND
                               DIVERSIFIED EQUITY FUND
                                  GROWTH EQUITY FUND
                               SMALL COMPANY STOCK FUND
                             SMALL CAP OPPORTUNITIES FUND
                                  INTERNATIONAL FUND

                                       A SHARES
                                       B SHARES

                                     June 1, 1997


The above Prospectus, as filed via EDGAR on June 2, 1997, accession number 0000912057-97-019290 is incorporated in its entirety. The following changes to the sales load structure of the Funds will be effective on October 1, 1997.

The Shareholder Transaction Expenses table on Page 8 of the Prospectus is replaced in its entireity with the following:

HAREHOLDER TRANSACTION EXPENSES
    (APPLICABLE TO EACH FUND)

                                                   A                   B
                                                 Shares              Shares
Maximum sales charge imposed on purchases
  (as a percentage of public offering price)     5.5%(1)              Zero
Maximum deferred sales charge
  price or redemption proceeds)                  Zero(2)            4.0%(1)(3)
Exchange Fee                                      Zero                Zero

The table at the bottom of Page 54 of the Prospectus is replaced in its entireity with the following:

A SHARES

The public offering price of each Fund's A Shares is their next-determined net asset value plus an initial sales charge assessed as follows (no sales charge is assessed on the reinvestment of dividends or distributions):

                                                               BROKER-DEALERS'
                                     SALES CHARGE               REALLOWANCE
                                  AS A PERCENTAGE OF                AS A
                           ---------------------------------    PERCENTAGE OF
AMOUNT OF PURCHASE         OFFERING PRICE   NET ASSET VALUE*   OFFERING PRICE
------------------------   --------------   ----------------  ----------------
Less than $50,000            5.50%               5.76%             5.00%
$50,000 to $99,999           4.50%               4.71%             4.00%
$100,000 to $249,000         3.50%               3.63%             3.00%
$250,000 to $499,999         2.50%               2.56%             2.25%
$500,000 to $999,000         2.00%               2.04%             1.80%
$1,000,000 to $2,499,999     0.00%               0.00%             1.00%
$2,500,000 to $4,999,999     0.00%               0.00%             0.50%
Over $5,000,000              0.00%               0.00%             0.25%
* Rounded to the nearest one-hundredth percent

                               NORWEST ADVANTAGE FUNDS

                                  STABLE INCOME FUND
                         INTERMEDIATE GOVERNMENT INCOME FUND
                                     INCOME FUND
                                TOTAL RETURN BOND FUND

                                       A SHARES
                                       B SHARES

                                     June 1, 1997

The above Prospectus, as filed via EDGAR on June 2, 1997, accession number 0000912057-97-019290 is incorporated in its entirety. The following changes to the sales load structure of the Funds will be effective on October 1, 1997.

The Shareholder Transaction Expenses table on Pages 6-7 of the Prospectus is replaced in its entireity with the following:

SHAREHOLDER TRANSACTION EXPENSES
    (APPLICABLE TO EACH FUND)


                                                                               Intermediate
                                                                          Government Income Fund,
                                                                              Income Fund and
                                                  Stable Income Fund      Total Return Bond Fund
                                                 -----------------------  -------------------------
                                                   A            B           A                B
                                                 Shares       Shares      Shares           Shares
                                                --------    ----------    -------       -----------
Maximum sales charge imposed on purchases
  (as a percentage of public offering price)    1..5%(1)       Zero       4.0%(1)          Zero
Maximum deferred sales charge (as a
percentage of                                   Zero(2)     1..5%(1)(3)   Zero(2)       3.0%(1)(3)
  the lesser  of original purchase price or
  redemption proceeds)
Exchange Fee                                     Zero          Zero        Zero            Zero


The table at the bottom of Page 47 of the Prospectus is replaced in its entireity with the following:

INTERMEDIATE GOVERNMENT INCOME FUND,
INCOME FUND AND TOTAL RETURN BOND FUND


Amount of Purchase           Offering Price      Net Asset Value*       Broker-Dealers'
                                                                        Reallowance As a
                                                                     Percentage of Offering
                                                                            Price
                                       Sales Charge
                                    As a Percentage of
Less than $50,000             4.00%                   4.17%                  3.50%
$50,000 to $99,999            3.50%                   3.63%                  3.00%
$100,000 to $249,000          3.00%                   3.09%                  2.50%
$250,000 to $499,999          2.50%                   2.56%                  2.25%
$500,000 to $999,000          2.00%                   2.04%                  1.75%
$1,000,000 to $2,499,999      0.00%                   0.00%                  0.75%
$2,500,000 to $4,999,999      0.00%                   0.00%                  0.50%
Over $5,000,000               0.00%                   0.00%                  0.25%
* Rounded to the nearest one-hundredth percent


The table on Page 53 of the Prospectus is replaced in its entireity with the following:

                         CONTINGENT DEFERRED SALES CHARGE AS A % OF DOLLAR
                                  AMOUNT SUBJECT TO CHARGE YEAR
                                       SINCE PURCHASE
                        -----------------------------------------------------
                                                   INTERMEDIATE GOVERNMENT
                                                 INCOME FUND, INCOME FUND AND
YEARS SINCE PURCHASED   STABLE INCOME FUND          TOTAL RETURN BOND FUND
---------------------   ------------------       -----------------------------
First                           1.5%                         4.0%
Second                         0.75%                         3.0%
Third                          None                          3.0%
Fourth                         None                          2.0%
Fifth                          None                          2.0%
Sixth                          None                          1.0%
Seventh                        None                          None

                             NORWEST ADVANTAGE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION




                                 OCTOBER 1, 1997


--------------------------------------------------------------------------------

     CASH INVESTMENT FUND                    CONSERVATIVE BALANCED FUND
     READY CASH INVESTMENT FUND              MODERATE BALANCED FUND
     U.S. GOVERNMENT FUND                    AGGRESSIVE BALANCED FUND
     TREASURY FUND                           GROWTH BALANCED FUND
     MUNICIPAL MONEY MARKET FUND             INDEX FUND
     STABLE INCOME FUND                      INCOME EQUITY FUND
     SHORT GOVERNMENT INCOME FUND            VALUGROWTHSM STOCK FUND
     INTERMEDIATE GOVERNMENT INCOME FUND     DIVERSIFIED EQUITY FUND
     DIVERSIFIED BOND FUND                   GROWTH EQUITY FUND
     INCOME FUND                             LARGE COMPANY GROWTH FUND
     TOTAL RETURN BOND FUND                  SMALL COMPANY STOCK FUND
     LIMITED TERM TAX-FREE FUND              SMALL COMPANY GROWTH FUND
     TAX-FREE INCOME FUND                    DIVERSIFIED SMALL CAP FUND
     COLORADO TAX-FREE FUND                  SMALL CAP OPPORTUNITIES FUND
     MINNESOTA INTERMEDIATE TAX-FREE FUND    CONTRARIAN STOCK FUND
     MINNESOTA TAX-FREE FUND                 INTERNATIONAL FUND

                             NORWEST ADVANTAGE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1997


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:                  DISTRIBUTION:
     Norwest Bank Minnesota, N.A.            Forum Financial Services, Inc.
     Transfer Agent                          Manager and Distributor
     733 Marquette Avenue                    Two Portland Square
     Minneapolis, MN  55479-0040             Portland, Maine 04101
     (612) 667-8833/(800) 338-1348           (207) 879-1900

Norwest Advantage Funds is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended.

This Statement of Additional Information supplements the Prospectuses dated October 1, 1997, as may be amended from time to time, offering the following classes of shares of the separate portfolios of Norwest Advantage Funds: Cash Investment Fund, Ready Cash Investment Fund (Institutional Shares, Investor Shares and Exchange Shares), U.S. Government Fund, Treasury Fund, Municipal Money Market Fund (Institutional Shares and Investor Shares), A Shares, B Shares and I Shares of each of Stable Income Fund, Intermediate Government Income Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund and I Shares of each of Diversified Bond Fund, Limited Term Tax-Free Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Index Fund, Large Company Growth Fund, Small Company Growth Fund and I Shares of Short Government Income Fund, Minnesota Intermediate Tax-Free Fund, Aggressive Balanced Fund and Diversified Small Cap Fund.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH A CORRESPONDING PROSPECTUS, COPIES OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE DISTRIBUTOR AT THE ADDRESS LISTED ABOVE.

                                TABLE OF CONTENTS
                                                                            PAGE

     Introduction


     1.  Investment Policies
          Security Ratings Information
          Money Market Fund Matters
          Fixed Income Investments
          Mortgage-Backed And Asset-Backed  Securities
          Interest Rate Protection Transactions
          Hedging And Option Income Strategies
          Foreign Currency Transactions
          Equity Securities and Additional
               Information Concerning the Equity Funds
          Illiquid Securities and Restricted Securities
          Borrowing And Transactions Involving Leverage
          Repurchase Agreements
          Temporary Defensive Position

     2.  Information Concerning Colorado and Minnesota
          Colorado
          Minnesota

     3.  Investment Limitations
          Fundamental Limitations
          Non-Fundamental Limitations

     4.  Performance and Advertising Data
          SEC Yield Calculations
          Total Return Calculations
          Multiclass, Collective Trust Fund and Core-Gateway
               Performance
          Other Advertisement Matters

     5.  Management
          Trustees and Officers
          Investment Advisory Services
          Management and Administrative Services
          Distribution
          Transfer Agent
          Custodian
          Portfolio Accounting
          Expenses

     6.  Portfolio Transactions

     7.  Additional Purchase and Redemption Information
          Statement of Intention
          Exchanges
          Redemptions
          Contingent Deferred Sales Charge (A Shares)
          Contingent Deferred Sales Charge (A Shares and B Shares) Conversion of B Shares

     8.  Taxation

                                TABLE OF CONTENTS

                                                                            PAGE


     9. Additional Information About the Trust and the Shareholders of the Funds
          Determination of Net Asset Value
          Counsel and Auditors
          General Information
          Recent Mergers
          Shareholdings
          Financial Statements
          Registration Statement

     Appendix A - Description of Securities Ratings                          A-1
     Appendix B - Miscellaneous Tables                                       B-1
          Table 1 - Investment Advisory Fees
          Table 2 - Management Fees
          Table 3 - Distribution Fees
          Table 4 - Sales Charges
          Table 5 - Accounting Fees
          Table 6 - Commissions
          Table 7 - 5% Shareholders
          Appendix C - Performance Data                                      C-1
          Table 1 - Money Market Fund
          Table 2 - Yields
          Table 3 - Total Returns



                                       i1

                                  INTRODUCTION


The Trust was originally organized under the name "Prime Value Funds, Inc." as a Maryland corporation on August 29, 1986, and on July 30, 1993, was reorganized as a Delaware business trust under the name "Norwest Funds." On October 1, 1995, the Trust changed its name to "Norwest Advantage Funds" and on June 1, 1997, changed its name back to "Norwest Funds." On October 1, 1995 the Trust also changed the name of its various classes of shares as follows: Investor A class was renamed A class ("A Shares"); Investor B class was renamed B class ("B Shares"); Trust class was renamed I class ("I Shares"); and Advantage class, also was renamed I Shares.

Each Fund's investment adviser is Norwest Investment Management, Inc. ("Norwest"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"). Norwest also is the investment adviser of each Core Portfolio other than Schroder U.S. Smaller Companies Portfolio and International Portfolio. Norwest Bank, a subsidiary of Norwest Corporation, serves as the Trust's transfer agent, dividend disbursing agent and custodian.

United Capital Management ("UCM") serves as investment subadviser of Total Return Bond Fund/Total Return Bond Portfolio and Contrarian Stock Fund. UCM also serves as an investment subadviser of Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund.

Galliard Capital Management, Inc. ("Galliard") serves as investment subadviser of Stable Income Fund/Stable Income Portfolio and Managed Fixed Income Portfolio. Galliard also serves as an investment subadviser of Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund.

Crestone Capital Management, Inc. ("Crestone") serves as investment subadviser to Small Company Stock Fund/Small Company Stock Portfolio. Crestone also serves as investment subadviser of Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund.

Peregrine Capital Management, Inc. ("Peregrine") serves as investment subadviser of Small Company Growth Fund/Small Company Growth Portfolio, Positive Return Bond Portfolio, Large Company Growth Fund/Large Company Growth Portfolio and Small Company Value Portfolio. Peregrine also serves as an investment subadviser of Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund.

Schroder Capital Management International Inc. ("Schroder") serves as investment adviser to Schroder U.S. Smaller Companies Portfolio and International Portfolio. Schroder also serves as an investment subadviser of Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Small Cap Opportunities Fund and International Fund.

Forum Financial Services, Inc. ("Forum"), a registered broker-dealer, serves as the Trust's manager and as distributor of the Trust's shares. Forum Administrative Services, Limited Liability Company ("FAS") serves as each Fund's administrator.


As used in this SAI, the following terms shall have the meanings listed:


     "Advisers" or "Investment Advisers" shall mean, collectively, Norwest and Subadvisors.


     "Board" shall mean the Board of Trustees of the Trust.

     "Balanced Fund" shall mean each of Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund.

     "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

     "Code" shall mean the Internal Revenue Code of 1986, as amended.

     "Core Trust" shall mean Core Trust (Delaware), an open-end, management investment company registered under the 1940 Act.

     "Core Trust Board" shall mean the Board of Trustees of Core Trust.


     "Crestone" shall mean Crestone Capital Management, Inc., the investment subadvisor to Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Small Company Stock Fund/ Small Company Stock Portfolio.

     "Custodian" shall mean Norwest acting in its capacity as custodian of a Fund.

     "Equity Fund" shall mean each of Income Equity Fund, Index Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Contrarian Stock Fund and International Fund.

     "FAS" shall mean Forum Administrative Services, Limited Liability Company, the Trust's administrator.

     "Fitch" shall mean Fitch Investors Service, L.P.

     "Forum" shall mean Forum Financial Services, Inc., a registered broker-dealer and distributor of the Trust's shares.

     "Forum Accounting" shall mean Forum Accounting Services, Limited Liability Company, the Trust's fund accountant.

     "Fund" shall mean each of the twenty-eight separate portfolios of the Trust to which this Statement of Additional Information relates as identified on the cover page.

     "Galliard" shall mean Galliard Capital Management, Inc., the investment subadviser to Stable Income Fund, Stable Income Portfolio, Managed Fixed Income Portfolio, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund.

     "Income Fund" shall mean each of Stable Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund and Total Return Bond Fund.



     "Money Market Funds" shall mean each of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund and Municipal Money Market Fund.

     "Moody's" shall mean Moody's Investors Service, Inc.

     "Norwest" shall mean Norwest Investment Management, Inc., a subsidiary of Norwest Bank Minnesota, N.A.

     "Norwest Bank" shall mean Norwest Bank Minnesota, N.A., a subsidiary of Norwest Corporation.

     "NRSRO" shall mean a nationally recognized statistical rating organization.

     "Peregrine" shall mean Peregrine Capital Management, Inc., the investment subadviser to Positive Return Bond Portfolio, Small Company Value Portfolio, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund/Large Company Growth Portfolio, Small Company Growth Fund/Small Company Growth Portfolio.

     "Portfolio" shall mean Prime Money Market Portfolio, Money Market Portfolio, Positive Return Bond Portfolio, Stable Income Portfolio, Managed Fixed Income Portfolio, Total Return Bond Portfolio, Index Portfolio, Income Equity Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and International Portfolio, thirteen separate portfolios of Core Trust.


     "Schroder" shall mean Schroder Capital Management Inc., the investment subadviser to Diversified Equity Fund, Growth Equity Fund, International Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund and investment adviser to International Portfolio.


     "Schroder Advisors" shall mean Schroder Fund Advisors Inc., the administrator to Schroder U.S. Smaller Companies Portfolio.

     "Schroder Core" shall mean Schroder Capital Funds, an open-end, management investment company registered under the 1940 Act.

     "Schroder Core Board" shall mean the Board of Trustees of Schroder Core.

     "SEC" shall mean the U.S. Securities and Exchange Commission.

     "S&P" shall mean Standard & Poor's Rating Group.

     "Stock Index Futures" shall mean futures contracts that relate to broadly-based stock indices.

     "Subadvisers or "Investment Subadvisers: shall mean, collectively, Crestone Capital Management, Inc., Galliard Capital Management, Inc., Schroder Capital Management, Inc. and United Capital Management.


     "Tax Free Income Fund" shall mean each of Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund.

     "Transfer Agent" shall mean Norwest Bank acting in its capacity as transfer and dividend disbursing agent of the a Fund.

     "Trust" shall mean Norwest Advantage Funds, an open-end, management investment company registered under the 1940 Act.


     "UCM" shall mean United Capital Management, Inc., the investment subadviser to Diversified Bond Fund, Total Return Bond Fund/Total Return Bond Portfolio, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund.


     "U.S. Government Securities" shall mean obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" shall mean the Securities Act of 1933, as amended.

     "1940 Act" shall mean the Investment Company Act of 1940, as amended.

1.   INVESTMENT POLICIES


The following discussion is intended to supplement the disclosure in each Prospectus concerning each Fund's investments, investment techniques and strategies and the risks associated therewith (as well as those of the Portfolio(s), which has the same investment objective and substantially similar investment policies). Certain of the

Funds are designed for investment of that portion of an investor's funds which can appropriately bear the special risks associated with certain types of investments (i.e., investment in smaller capitalization companies). No Fund may make any investment or employ any investment technique or strategy not referenced in the Prospectus which relates to that Fund. For example, while the SAI describes "swap" transactions below, only those Funds whose investment policies, as described in the Prospectus, allow the Fund to invest in swap transactions may do so. References to the investment policies and investment limitations of a Fund that invests all or a portion of its investable assets in a Core Portfolio(s) refers to that Core Portfolio(s) in which that Fund currently invests its assets.

SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring sale of such security by a Fund - except in certain cases with respect to the Money Market Funds), Norwest will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Investment Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

A Fund may purchase unrated securities if its Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase.
Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.


To limit credit risks, International Portfolio may only invest in securities that are investment grade (rated in the top four long-term investment grades by an NRSRO or in the top two short-term investment grades by an NRSRO.) Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are Baa in the case of Moody's and BBB in the case of S&P and Fitch; the lowest permissible long-term investment grades for preferred stock are Baa in the case of Moody's and BBB in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics.

MONEY MARKET FUND MATTERS

Pursuant to Rule 2a-7 adopted under the 1940 Act, each of the Money Market Funds may invest only in "eligible securities" as defined in that Rule. Generally, an eligible security is a security that (i) is denominated in U.S. Dollars and has a remaining maturity of 397 days or less; (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; and (iii) has been determined by the Investment Adviser to present minimal credit risks pursuant to procedures approved by the Board. In addition, the Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Unrated securities may also be eligible securities if the Investment Adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Board.


Under Rule 2a-7, except for Municipal Money Market Fund, a Money Market Fund may not invest more than five percent of its total assets in the securities of any one issuer other than with respect to U.S. Government Securities, provided that in certain cases a Fund may invest five percent of its assets in a single issuer for a period of up to three business days. Municipal Money Market Fund is, however, subject to the issuer diversification rules described in paragraph (1) under "Investment Limitations, Nonfundamental Limitations."
Except for Municipal Money Market Fund, a Money Market Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

Immediately after the acquisition of any put, no more than five percent of a Money Market Fund's total assets may be invested in securities issued by or subject to conditional puts from the same institution and no more than ten percent of a Money Market Fund's total assets may be invested in securities issued by or subject to unconditional puts (including guarantees) from the same institution. However, these restrictions only apply with respect to 75% of Municipal Money Market Fund's total assets.


INVESTMENT BY FEDERAL CREDIT UNIONS

U.S. Government Fund and Treasury Fund limit their investments, as described in each of the Prospectuses for those Funds, to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended.
Treasury Fund limits its investments to Treasury obligations, including Treasury STRIPS with a maturity of less than 13 months. U.S. Government Fund limits its investments to U.S. Government Securities (including Treasury STRIPS), repurchase agreements fully collateralized by U.S. Government Securities and other government related zero-coupon securities, such as TIGRs and CATs. All zero-coupon securities in which the Fund invests will have a maturity of less than 13 months. Certain U.S. Government Securities owned by the Fund may be mortgage or asset backed, but, except to reduce interest rate risk, no such security will be (i) a stripped mortgage backed security ("SMBS"), (ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that meets any of the tests outlined in 12 C.F.R. Section 703.5(g) or (iii) a residual interest in a CMO or REMIC. In order to reduce interest rate risk the Fund may purchase a SMBS, CMO, REMIC or residual interest in a CMO or REMIC but only in accordance with 12 C.F.R. Section 703.5(i). Each Fund also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.4(e).

FIXED INCOME INVESTMENTS

GENERAL INFORMATION CONCERNING FIXED INCOME SECURITIES


Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.


Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

U.S. GOVERNMENT SECURITIES


In addition to obligations of the U.S. Treasury, each of the Funds (except Treasury Fund) may invest in U.S. Government Securities. Small Cap Opportunities Fund may invest in U.S. Government Securities which have remaining maturities not exceeding one year. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the United States government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Small Business Administration, the Government National Mortgage Association and the Student Loan Marketing Association. Others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported primarily or solely by the creditworthiness of the issuer. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. A Fund will invest in the obligations of such agencies or instrumentalities only when Norwest believes that the credit risk with respect thereto is consistent with the Fund's investment policies.

BANK OBLIGATIONS

Small cap Opportunities Fund may invest in obligations (including certificates of deposit and bankers' acceptances) of U.S. banks that have total assets at the time of purchase in excess of $1 billion and are members of the Federal Deposit Insurance Corporation. Each other Fund may, in accordance with the policies described in its Prospectus, invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Fund's Adviser believes do not present undue risk.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

The Funds (other than Small Cap Opportunities Fund) may invest in Eurodollar certificates of deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are essentially the same as ETDs, except that they are issued by Canadian offices of major Canadian banks.

Investments that a Fund may make in instruments of foreign banks, branches or subsidiaries may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Fund.

SHORT TERM DEBT SECURITIES/COMMERCIAL PAPER

Small Cap Opportunities Fund may invest in commercial paper, i.e., short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by Small Cap Opportunities Fund for temporary defensive purposes consists of direct obligations of domestic issuers which, at the time of investment, are rated "P-1" by Moody's Investors Service ("Moody's") or "A-1" by Standard & Poor's ("S&P"), or securities which, if not rated, are issued by companies having an outstanding debt issue currently rated Aa by Moody's or AAA or AA by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper rating assigned by S&P. Except for the Money Market Funds and Small Cap Opportunities Fund, each Fund may assume a temporary defensive position and may invest without limit in commercial paper that is rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Investment Adviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

GUARANTEED INVESTMENT CONTRACTS

The Fixed Income Funds may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when the Investment Adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

In determining the average weighted portfolio maturity of a Fund, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

ZERO COUPON SECURITIES

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. Accordingly, these securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Federal tax law requires that a Fund accrue a portion of the discount at which a zero-coupon security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. Interest on these securities, however, is reported as income by the Fund and must be distributed to its shareholders. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Investment Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Currently U.S. Treasury securities issued without coupons include Treasury bills and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These stripped components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). A number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). In addition, corporate debt securities may be zero coupon securities. For the purpose solely of an investment policy of investing at least 65% of a Fund's assets in U.S. Government Securities, such securities are currently not deemed to be U.S. Government Securities but rather securities issued by the bank or brokerage firm involved.

MUNICIPAL SECURITIES

Municipal securities are issued by the States, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the States, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. They include the following: tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax anticipation notes are issued to finance working capital needs of municipalities, and are payable from various anticipated future seasonal tax revenues, such as income, sales, use and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under various federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged and are typically payable from proceeds of the long-term bonds. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many such projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Municipal notes also include longer term issues that are remarketed to investors periodically, usually at one year intervals or less.

MUNICIPAL BONDS. Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. General obligation bonds are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount. Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities, or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

Private activity bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, and health care and other nonprofit or charitable purposes. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


While at one time the pertinent provisions of the Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of a organization described in Section 501(c)(3) of the Code, rental multi-family housing facilities, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.


Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multifamily housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

OTHER MUNICIPAL OBLIGATIONS. Other municipal obligations, incurred for a variety of financing purposes, include municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract. Municipal leases are entered into by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without being required to meet the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.


ALTERNATIVE MINIMUM TAX.  Municipal securities are also categorized according to
(i) whether the interest is or is not includable in the calculation of alternative minimum taxes imposed on individuals and corporations, (ii) whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and (iii) other criteria relevant for Federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.


PUTS AND STANDBY COMMITMENTS ON MUNICIPAL SECURITIES. The Funds may acquire "puts" with respect to municipal securities. A put gives the Fund the right to sell the municipal security at a specified price at any time on or before a specified date. The Funds may sell, transfer or assign a put only in conjunction with its sale, transfer or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the municipal securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Funds to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Funds intend to enter into puts only with dealers, banks and broker-dealers which, in Norwest's opinion, present minimal credit risks.

Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Fund's assets.

The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Funds' policy is to enter into stand-by commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund are valued at zero in determining net asset value. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

VARIABLE AND FLOATING RATE SECURITIES

The securities in which the Funds invest (including municipal securities or mortgage- and asset-backed securities, as applicable) may have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically accordingly to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-related securities or mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield. Money Market Funds may not invest in inverse floaters and certain other variable and floating rates securities that do not imply with Rule 2a-7.

There may not be an active secondary market for any particular floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. Each Fund's investment adviser monitors the liquidity of the Funds' investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.


Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The payment of principal and interest by issuers of certain securities purchased by the Funds may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Funds' investment quality requirements.

Variable rate obligations purchased by the Funds may include participation interests in variable rate obligations purchased by the Funds from banks, insurance companies or other financial institutions that are backed by irrevocable letters of credit or guarantees of banks. The Funds can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of a Fund's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to a Fund, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments.


The Funds will not purchase participation interests in variable rate obligations unless it is advised by counsel or receives a ruling of the Internal Revenue Service that interest earned by the Funds from the obligations in which it holds participation interests is exempt from Federal income tax. The Internal Revenue Service has announced that it ordinarily will not issue advance rulings on certain of the Federal income tax consequences applicable to securities, or participation interests therein, subject to a put. Each Fund's investment adviser monitors the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Fund on the basis of published financial information, rating agency reports and other research services to which the Investment Adviser may subscribe.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Funds intend to purchase such securities only when the Fund's investment adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. A Fund may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that a Fund will be able to limit principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

TYPES OF CREDIT ENHANCEMENT

To lessen the effect of failures by obligors on Mortgage Assets (as defined in the Prospectus) to make payments, mortgage-backed securities may contain elements of credit enhancement. Credit enhancement falls into two categories:
(1) liquidity protection; and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of security.

Examples of credit enhancement arising out of the structure of the transaction include (i) "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), (ii) creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and (iii) "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that covered by credit enhancement protection could adversely affect the return on an investment in such a security.




ASSET-BACKED SECURITIES

A Fund may invest in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.

Asset-backed securities present certain risks that are not presented by mortgage-backed debt securities or other securities in which a Fund may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES


Some tranches of mortgage-backed securities, including CMOs, are structured so that investors receive only principal payments generated by the underlying collateral. Principal only securities ("POs") usually sell at a deep discount from face value on the assumption that the purchaser will ultimately receive the entire face value through scheduled payments and prepayments; however, the market values of POs are extremely sensitive to prepayment rates, which, in turn, vary with interest rate changes. If interest rates are falling and prepayments accelerate, the value of the PO will increase. On the other hand, if rates rise and prepayments slow, the value of the PO will drop.

Interest only securities ("IOs") result from the creation of POs; thus, CMOs with PO tranches also have IO tranches. IO securities sell at a deep discount to their "notional" principal amount, namely the principal balance used to calculate the amount of interest due. They have no face or par value and, as the notional principal amortizes and prepays, the IO cash-flow declines.


Unlike POs, IOs increase in value when interest rates rise and prepayment rates slow; consequently they are often used to "hedge" portfolios against interest rate risk. If prepayment rates are high, a Fund may receive less cash back than it initially invested.

INTEREST RATE PROTECTION TRANSACTIONS

Certain Funds may enter into interest rate protection transactions, including interest rate swaps, caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange interest payment streams that are based, for example, on variable and fixed rates that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which the payments are made when a designated market interest rate either goes above a designated ceiling or goes below a designated floor on predetermined dates or during a specified time period.

A Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

A Fund may enter into interest rate protection transactions on an asset-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Funds believe such obligations do not constitute senior securities. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Funds also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

A Fund will enter into interest rate protection transactions only with banks and other institutions believed by the Investment Adviser to the Fund to present minimal credit risks. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.


The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized and, accordingly, are less liquid than swaps.

HEDGING AND OPTION INCOME STRATEGIES

SMALL CAP OPPORTUNITIES FUND

Covered Calls and Hedging

As described in the Prospectus, the Schroder U.S. Smaller Companies Portfolio may write covered calls on up to 100% of its total assets or employ one or more types of instruments to hedge ("Hedging Instruments"). When hedging to attempt to protect against declines in the market value of the Portfolio's securities, to permit the Portfolio to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Portfolio would: (i) sell Stock Index Futures; (ii) purchase puts on such futures or securities; or (iii) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Portfolio will normally purchase and then terminate the hedging position), the Portfolio would: (i) purchase Stock Index Futures, or
(ii) purchase calls on such Futures or on securities. The Portfolio's strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Portfolio's activities in the underlying cash market.

Writing Covered Call Options. The Portfolio may write (i.e., sell) call options ("calls") if: (i) the calls are listed on a domestic securities or commodities exchange, and (ii) the calls are "covered" (i.e., the Portfolio owns the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Portfolio is exercised, the Portfolio forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

When the Portfolio writes a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Portfolio if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Portfolio may be purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Portfolio retains the underlying security and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Portfolio are taxable as ordinary income. If the Portfolio could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable securities until the call lapsed or was exercised.

The Portfolio may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Portfolio covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Portfolio will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Portfolio to deliver a futures contract; it would simply put the Portfolio in a short futures position, which is permitted by the Portfolio's hedging policies.

Purchasing Calls and Puts. The Portfolio may purchase put options ("puts") which relate to: (i) securities held by it, (ii) Stock Index Futures (whether or not it holds such Stock Index Futures in its portfolio), or (iii) broadly-based stock indices. The Portfolio may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. The Portfolio may purchase calls: (a) as to securities, broadly-based stock indices or Stock Index Futures, or (b) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by the Portfolio would not exceed 5% of the Portfolio's total assets.

When the Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payments and the right to purchase the underlying investment. When the Portfolio purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

When the Portfolio purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future the Portfolio owns enables the Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

Purchasing a put on either a stock index or on a Stock Index Future not held by the Portfolio permits the Portfolio either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Portfolio purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Portfolio to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Portfolio's delivery of the underlying investment.

Stock Index Futures. The Portfolio may buy and sell futures contracts only if they are Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, the Portfolio will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Portfolio's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if the Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Portfolio buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by the Portfolio, a seller of a corresponding call on the same index will pay the Portfolio an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Portfolio buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

Additional Information About Hedging Instruments and their Use. The Portfolio's custodian, or a securities depository acting for the custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Portfolio's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

The Portfolio's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Portfolio may cause the Portfolio to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Portfolio's control. The exercise by the Portfolio of puts on securities or Stock Index Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Portfolio's control, holding a put might cause the Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. The Portfolio will pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments, and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

Regulatory Aspects of Hedging Instruments and Covered Calls. The Portfolio must operate within certain restrictions as to its long and short positions in Stock Index Futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. Under these restrictions the Portfolio will not, as to any positions, whether short, long or a combination thereof, enter into Stock Index Futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets, with certain exclusions as defined in the CFTC Rule. Under the restrictions, the Portfolio also must, as to its short positions, use Stock Index Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA.

Transactions in options by the Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Stock Index Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when the Portfolio purchases a Stock Index Future, the

Portfolio will maintain, in a segregated account or accounts with its custodian bank, cash or liquid assets in an amount equal to the market value of the securities underlying such Stock Index Future, less the margin deposit applicable to it.

Limits on Use of Hedging Instruments. The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code"). One of the tests for such qualification is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. Due to this limitation, the Portfolio will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Portfolio; (ii) purchasing calls or puts which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts purchased less than three months previously; (iv) exercising puts held for less than three months; and (v) writing calls on investments held for less than three months.

Possible Risk Factors in Hedging. In addition to the risks discussed above, there is a risk in using short hedging by selling Stock Index Futures or purchasing puts on stock indices that the prices of the applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

The risk of imperfect correlation increases as the composition of the Portfolio's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the Hedging Instruments, the Portfolio may use Hedging Instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of such equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that where the Portfolio has used Hedging Instruments in a short hedge, the market may advance and the value of equity securities held in the Portfolio's portfolio may decline. If this occurred, the Portfolio would lose money on the Hedging Instruments and also experience a decline in value in its equity securities. However, while this could occur for a very brief period or to a very small degree, the value of a diversified portfolio of equity securities will tend to move over time in the same direction as the indices upon which the Hedging Instruments are based.

If the Portfolio uses Hedging Instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline; if the Portfolio then concludes not to invest in equity securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.

Additionally, each other Fund (other than the Money Market Funds), may (i) purchase or sell (write) put and call options on securities to enhance the Fund's performance and (ii) seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of financial futures contracts and related options. Certain Funds currently do no not intend to enter into any such transactions. Whether or not used for hedging purposes, these investments techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (a) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (b) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (c) possible losses resulting from the inability of the Portfolio's investment adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.


No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

Except as otherwise noted in the Prospectus or herein, the Funds will not use leverage in their option income and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless it owns either (i) an offsetting ("covered") position or (ii) cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Investment Adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

Certain Funds may purchase call options on debt securities that Norwest intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

An Investment Adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

Certain Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

A Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Hedging and Option Income Strategies -- Options Strategies" and "Foreign Currency Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

     (1) The successful use of options depends upon the Investment Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

     (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

     (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to the Fund.

     (4) A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

     (5) When a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Fund may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Fund may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

A Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, a Fund may sell foreign currency futures contracts when its Investment Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. A Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. A Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

No price is paid upon entering into futures contracts; rather, a Fund is required to deposit (typically with its custodian in a segregated account in the name of the futures broker) an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.


Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In that event, it may not be possible for a Fund to close a position, and in the event of adverse price movements, it would have to make daily cash payments of variation margin. In addition:


     (1) Successful use by a Fund of futures contracts and related options will depend upon the Investment Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

     (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

     (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

     (4) Like other options, options on futures contracts have a limited life. A Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in Norwest's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

     (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

     (6) A Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

     (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign companies will usually involve the currencies of foreign countries. In addition, a Fund may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. Accordingly, the value of the assets of a Fund, as measured in U.S. dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Fund may incur costs in connection with conversions between various currencies. A Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

A Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, a Fund may enter into forward contracts in connection with existing portfolio positions. For example, when an Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's investment securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Advisers do not intend to enter into forward contracts on a regular or continuous basis and will not do so if, as a result, a Fund will have more than 25 percent of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

At or before the settlement of a forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the

Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, it will realize a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market.


When required by applicable regulatory guidelines, a Fund will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount.


EQUITY SECURITIES AND ADDITIONAL INFORMATION CONCERNING THE EQUITY FUNDS

CONTRARIAN STOCK FUND

Contrarian Stock Fund invests primarily in common stocks which may be out of favor with the investment community when purchased but for which Norwest believes there is significant potential for price appreciation. The basic premise to Norwest's "contrarian" investment approach is that security prices change more than fundamental investment values. Norwest monitors a universe of depressed issues as a starting point in making investment decisions for the Fund. It then projects the earnings of these depressed companies in normal and peak years and estimates how the market might value these earnings. Analysis of possible investments is intensive and fundamental, with emphasis on the quality of a firm's assets and its ability to earn good returns on those assets.

COMMON STOCK AND PREFERRED STOCK

Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in general, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

CONVERTIBLE SECURITIES

A Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by a comparison of its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

EQUITY-LINKED SECURITIES

Equity-linked securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The following are three examples of equity-linked securities.


Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer either at any time or when the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS' duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Funds that seek current income find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.


Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Investment Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Funds that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.


Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 or 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.


WARRANTS


A warrant is an option to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security. Small Cap Opportunities Fund may not invest in warrants if as a result more than 5% of its net assets would be so invested, or if more than 2% of its net assets would be so invested in warrants that are not listed on the New York or American Stock Exchanges.

HIGH YIELD/JUNK BONDS

Small cap Opportunities Fund may invest up to 5% of its assets in bonds rated below Baa by Moody's or BBB by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on (i) the high yield bond market, (ii) the value of high yield/high risk securities and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

In periods of reduced market liquidity, prices of high yield/high risk securities may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield/high risk securities by various dealers. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and rely more heavily on the judgment of the Fund's investment adviser.

Prices for high yield/high risk securities also may be affected by legislative and regulatory developments. For example, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Fund's net asset value and investment practices, the market for high yield/high risk securities, the financial condition of issuers of these securities and the value of outstanding high yield/high risk securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, Schroder may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, Schroder may be forced to sell the Portfolio's higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's portfolio and increasing the exposure of the Portfolio to the risks of high yield/high risk securities.

ILLIQUID AND RESTRICTED SECURITIES

Each Fund may invest up to 15 percent (ten percent in the case of the Money Market Funds) of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities"), securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and which are otherwise not readily marketable and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements not entitling the holder to repayment within seven days. The Board and, in the case of the Portfolios, the Core Trust Board, has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making day-to-day determinations of liquidity to the Investment Adviser of each Fund, pursuant to guidelines approved by the applicable board. The Investment Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Investment Advisers monitor the liquidity of the securities held by each Fund and report periodically on such decisions to the Board or Core Trust Board, as applicable.

In connection with the Portfolio's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by the Portfolio with the issuer at the time such securities are purchased by the Portfolio. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time the Portfolio would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.


Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

A institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act under guidelines adopted by the Board or the Core Trust Board, the Investment Advisers may determine that such securities are not illiquid securities. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holdings of that security may be illiquid.


LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its portfolio securities subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Trust's Board of Trustees. The Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or an Adviser. The terms of the Portfolio's loans must meet certain tests under the Internal Revenue Code and permit the Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter.


BORROWING AND TRANSACTIONS INVOLVING LEVERAGE

Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Except as otherwise noted, no Fund may purchase securities for investment while any borrowing equaling five percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding five percent of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

OTHER TECHNIQUES INVOLVING LEVERAGE

Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when Norwest believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT

In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set and maintain in a segregated account cash, U.S. Government Securities (or other assets as may be permitted by the SEC) in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments include the Fund's obligations to repurchase securities under a reverse repurchase agreement and settle when-issued and forward commitment transactions.

MARGIN AND SHORT SALES


Certain Funds may enter into short sales as described in the prospectus of that Fund. The Funds may make short sales of securities against the box. A short sale is "against the box" to the extent that while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. Prohibitions on entering short sales other than against the box does not restrict a Fund's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.


REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Counterparties to a Money Market Fund's reverse repurchase agreements must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Certain Funds may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When a Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent a Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. A Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. If an Investment Adviser were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. For purposes of the Funds' investment policies, the purchase of securities with a settlement date occurring on a Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or forward commitment purchase.

REPURCHASE AGREEMENTS


The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Small Cap Opportunities Fund may invest only in repurchase agreements maturing in seven days or less). In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price (including accrued interest). In the event of default by the seller under the repurchase agreement, the Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the Adviser reviews the credit-worthiness of those banks and dealers with which the Portfolio enters into repurchase agreements.


Counterparties to a Money Market Fund's repurchase agreements must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.


Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve book-entry system. Repurchase agreements are considered to be loans by a Fund for certain purposes under the 1940 Act.


TEMPORARY DEFENSIVE POSITION


When a Fund other than a Money Market Fund, in accordance with the policies described in its Prospectus, assumes a temporary defensive position, it may invest in (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, except in the case of International Fund total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the investment adviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly and (v) money market mutual funds.

Each of Ready Cash Investment Fund, Stable Income Fund, Total Return Bond Fund, Index Fund, Income Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund and International Fund invest all of their investable assets in a separate portfolio (each a "Core Portfolio") of a registered, open-end, management investment company that has the same investment objective and substantially similar investment policies. Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its respective Core Portfolio.

Each of Cash Investment Fund, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund invest all of their investable assets in various portfolios (each a "Core Portfolio") of a registered, open-end, management investment company portfolios (each a "Core Trust"). Each Core Portfolio invests using a different investment style.

The percentage of each of these Fund's (except Cash Investment Fund's) assets invested in each Core Portfolio may be changed at any time in response to market or other conditions. Allocations are made within specified ranges as described in each Fund's prospectus under "Investment Objectives and Policies".

Each of U.S. Government Fund, Treasury Fund, Municipal Money Market Fund, Intermediate Government Income Fund, Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, ValuGrowth Stock Fund and Contrarian Stock Fund invests directly in portfolio securities.

The expenses of each Fund that invest in one or more Core Portfolios include the Fund's pro rata share of the expenses of the Core Portfolios in which the Fund invests, which are borne indirectly by the Fund's shareholders.

2.  INFORMATION CONCERNING COLORADO AND MINNESOTA

Following is a brief summary of some of the factors that may affect the financial condition of the State of Colorado and the State of Minnesota and their respective political subdivisions. It is not a complete or comprehensive description of these factors or an analysis of financial conditions and may not be indicative of the financial condition of issuers of obligations held by Colorado Tax Free Fund and Minnesota Tax-Free Fund or any particular projects financed with the proceeds of such obligations. Many factors not included in the summary, such as the national economy, social and environmental policies and conditions, and the national and international markets for products produced in each state could have an adverse impact on the financial condition of a State and its political subdivisions, including the issuers of obligations held by a Fund. It is not possible to predict whether and to what extent those factors may affect the financial condition of a State and its political subdivisions, including the issuers of obligations held by a Fund.

The following summary is based on publicly available information that has not been independently verified by the Trust or its legal counsel.

COLORADO

THE COLORADO STATE ECONOMY

Among the most significant sectors of the State's economy are services, trade, manufacture of durable and non-durable goods and tourism. Between late 1984 and mid-1987, the State's economy was adversely affected by numerous factors, including the contraction of the energy sector, layoffs by advanced technology firms and an excess supply of both residential and nonresidential buildings causing employment in the construction sector to decline. As a result of these conditions, certain areas of the State experienced particularly high unemployment. Furthermore, in 1986, for the first time in 32 years, job generation in the State was negative and, in 1986, for the first time in 21 years, the State experienced negative migration, with more people leaving the State than moving in.

From 1987 through 1995, there has been moderate but steady improvement in the Colorado economy: per-capita income increased approximately 48.4% (4.4% in 1995) and retail trade sales increased approximately 63.3% (5.2% in 1995). The State's estimated growth rate is above the national growth rate and the State's unemployment rate is still below the national unemployment rate (in 1995 the State's unemployment rate was 4.2% and the United State's unemployment rate was 5.6%).


The State of Colorado's political subdivisions include approximately 1,600 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness.


STATE REVENUES

The State operates on a fiscal year beginning July 1 and ending June 30. Fiscal year 1995 refers to the fiscal year ended June 30, 1995.

The State derives all of its General Fund revenues from taxes. The two most important sources of these revenues are sales and use taxes and personal income taxes, which accounted for approximately 31.2% and 53.3%, respectively, of total General Fund revenues during fiscal year 1994 and approximately 31.5% and 53.2%, respectively, of total General Fund revenues during fiscal year 1995. The ending General Fund balance for fiscal year 1994 was $405.1 million and for fiscal year 1995 was approximately $396.7 million.

The Colorado Constitution contains strict limitations on the ability of the State to create debt except under certain very limited circumstances. However, the constitutional provision has been interpreted not to limit the ability of the

State to issue certain obligations which do not constitute debt, including short-term obligations which do not extend beyond the fiscal year in which they are incurred and lease purchase obligations which are subject to annual appropriation. The State is authorized pursuant to State statutes to issue short-term notices to alleviate temporary cash flow shortfalls. The most recent issue of such notes, issued on July 1, 1996, was given the highest rating available for short-term obligations by S&P (SP-1+) and Fitch Investors Service, Inc. (F-1+) (A rating on such notes was not requested from, and consequently no rating was given by, Moody's) Because of the short-term nature of such notes, their ratings should not be considered necessarily indicative of the State's general financial condition.


TAX AND SPENDING LIMITATION AMENDMENT

On November 3, 1992, the Colorado voters approved a State constitutional amendment (the "Amendment") that restricts the ability of the State and local governments to increase taxes, revenues, debt and spending. The Amendment provides that its provisions supersede conflicting State constitutional, State statutory, charter or other State or local provisions.


The provisions of the Amendment apply to "districts," which are defined in the Amendment as the State or any local government, with certain exclusions. Under the terms of the Amendment, districts must have prior voter approval to impose any new tax, tax rate increase, mill levy increase, valuation for assessment ratio increase and extension of an expiring tax. Such prior voter approval is also required, except in certain limited circumstances, for the creation of "any multiple-fiscal year direct or indirect district debt or other financial obligation." The Amendment prescribes the timing and procedures for any elections required by the Amendment.


Because the Amendment's voter approval requirements apply to any "multiple fiscal year" debt or financial obligation, short-term obligations which do not extend beyond the fiscal year in which they are incurred are exempt from the voter approval requirements of the Amendment. In addition, the Colorado Court of Appeals has determined that lease purchase obligations subject to annual appropriation are not subject to the voter approval requirements of the Amendment. The Amendment's voter approval requirements and other limitations (discussed in the following paragraph) do not apply to "enterprises," which are defined in the Amendment as follows: "a government-owned business authorized to issue its own revenue bonds and receiving under 10% of annual revenue in grants from all Colorado state and local governments combined."

Among other provisions, the Amendment requires the establishment of emergency reserves, limits increases in district revenues and limits increases in district fiscal year spending. As a general matter, annual State fiscal year spending may change not more than inflation plus the percentage change in State population in the prior calendar year. Annual local district fiscal year spending may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the Amendment. The Amendment provides that annual district property tax revenues may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the Amendment. District revenues in excess of the limits prescribed by the Amendment are required, absent voter approval, to be refunded by any reasonable method, including temporary tax credits or rate reductions. In addition, the Amendment prohibits new or increased real property transfer taxes, new State real property taxes and new local district income taxes. The Amendment also provides that a local district may reduce or end its subsidy to any program (other than public education through grade 12 or as required by federal law) delegated to it by the State General Assembly for administration.

This description is not intended to constitute a complete description of all of the provisions of the Amendment. Furthermore, many provisions of the Amendment and their application are unclear. Several statutes have been enacted since the passage of the Amendment attempting to clarify the application of the Amendment with respect to certain governmental entities and activities and numerous court decisions have been rendered interpreting certain of the Amendment's provisions. However, many provisions of the Amendment may require further legislative or judicial clarification. The future impact of the Amendment on the financial operations and obligations of the State and local governments in the State cannot be determined at this time. Attempts to apply the provisions of the Amendment to obligations issued prior to the approval of the Amendment may be challenged as violation of protections afforded by the federal constitution against impairment of contracts.

MINNESOTA

The following information has been derived from the ECONOMIC REPORT TO THE GOVERNOR for 1993 and 1994, prepared by the Economic Resource Group, and COMPARE
MINNESOTA: AN ECONOMIC AND STATISTICAL FACT BOOK 1994/1995 by the Minnesota Department of Trade and Economic Development. More recent editions of such publications were not available at the time this prospectus was prepared.

THE STRUCTURE OF THE MINNESOTA STATE'S ECONOMY

Diversity and a significant natural resource base are two important characteristics of the State's economy.

When viewed in 1993 on an aggregate level, the structure of the State's economy parallels the structure of the United States economy as a whole. State employment in 10 major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of total State employment was within 2 percentage points of national employment share.

Some unique characteristics of the State's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the State's employment in 1993 was highly concentrated in industrial machinery, fabricated metals, instruments and miscellaneous categories. Of particular importance is the industrial machinery category in which 32.6 percent of the State's durable goods employment was concentrated in 1993, as compared to 18.9 percent for the United States as a whole. The emphasis is partly explained by the location in the State of Ceridian, Unisys, IBM, Cray Research, and other computer equipment manufacturers which are included in the industrial machinery classification.

The importance of the State's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 1993, 29.4 percent of the State's non-durable goods employment was concentrated in food and kindred industries, and 19.1 percent in paper and allied industries. This compares to
21.4 percent and 8.8 percent, respectively, for comparable sectors in the national economy. Both of these rely heavily on renewable resources in the State. Over half of the State's acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in the State than in the U.S.

Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 7.4 thousand in 1993. It is not expected that mining employment will return to 1979 levels. However, Minnesota retains significant quantities of taconite as well as copper, nickel, cobalt, and peat which may be utilized in the future.

EMPLOYMENT GROWTH IN THE STATE

In the period 1980 to 1993, overall employment growth in Minnesota lagged behind national growth. However, manufacturing has been a strong sector, with Minnesota employment outperforming its U.S. counterpart in both the 1980-1990 and 1990-1993 periods. Over 40 percent of the total increase in Minnesota employment between the years 1983-1992 resulted from a 50.2 percent increase in employees in the services industry during this period. Mining was the only industry where employment decreased between 1983-1992 in both Minnesota and the United States, dropping by almost 14 percent in Minnesota and 33 percent in the United States.

In spite of a strong manufacturing sector, during the 1980 to 1990 period total employment in Minnesota increased 18.1 percent while increasing 20.1 percent nationally. Most of Minnesota's relatively slower growth is associated with declining agricultural employment and with the two recessions in the U.S. economy during the early 1980's which were more severe in Minnesota than nationwide. Minnesota non-farm employment growth generally kept pace with the nation in the period after the 1981-82 recession ended in late 1982. Employment data through December, 1993 indicate the recession which began in July, 1990 was less severe in Minnesota than in the national economy, and that Minnesota's recovery has been more rapid than the nation's. Between 1990 and 1993, Minnesota's non-farm employment grew 5.1 percent compared to only 0.7 percent nationwide.

PERFORMANCE OF THE STATE'S ECONOMY

Since 1980, State per capita personal income has been within three percentage points of national per capita personal income. The State's per capita income, which is computed by dividing personal income by total resident population, has generally remained above the national average in spite of the early 1980's recessions and some difficult years in agriculture. In 1992, Minnesota per capita personal income was 101.6 percent of its U.S. counterpart.


In the level of personal income per capita, Minnesota ranked second among twelve north central states in both 1990 and 1992. During the period 1983 to 1992, Minnesota ranked first among such states in growth of personal income and third during the period 1991 to 1992. Minnesota ranked seventeenth nationally and second among the twelve north central states with a per capita disposable income of $17,448 in 1992. During 1990-1992, wage and salary disbursements which constitute some 60% of total personal income grew 12.3 percent in Minnesota as compared to 8.3 percent for the United States. Personal income in Minnesota grew more rapidly than eleven other north central states' averages during 1991-1992, and faster than the United States average. From 1983 to 1992, Minnesota non-agricultural employment grew 27.4 percent while such employment in the United States grew 19.7 percent. During the 1990-1993 period, Minnesota non-agricultural employment increased 5.1 percent, while regional employment increased 1.3 percent.


Retail sales in Minnesota increased an average of 5.9 percent per year, compounded, between 1983 and 1992. This growth, however, was not uniform from year to year. Retail sales grew only 3.4 percent in 1982, a recession year, and
3.0 percent in 1985, while growing 12.1 percent in 1984, and 2.0 percent in 1986.

During 1992 and 1993, the State's monthly unemployment rate was generally less than the national unemployment rate, averaging 5.1 percent in 1993, as compared to the national average of 7.4 percent.

POPULATION TRENDS IN THE STATE


Minnesota resident population grew from 4,085,000 in 1980 to 4,390,000 in 1990, or at an average annual compound rate of 0.7 percent. In comparison, U.S. population grew at an annual compound rate of 0.9 percent during this period. Minnesota resident population was 4,625,000 in 1995. Minnesota population is currently forecast to grow at an annual compound rate of 0.6 percent between 1990 and 2000.


3.  INVESTMENT LIMITATIONS


For purposes of all fundamental and nonfundamental investment policies of the Fund, (i) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely and (ii) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

The Fund has adopted the investment policies listed in this section which are nonfundamental policies unless otherwise noted. Except for its investment objective, which is fundamental, the Fund has not adopted any fundamental policies except as required by the 1940 Act.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.

FUNDAMENTAL LIMITATIONS


Each Fund has adopted the following investment limitations which are fundamental policies of the Fund. Reference to any Fund that invests in one or more Core Portfolios includes reference to the Core Portfolio(s) in which that Fund invests, which has the same fundamental policies as the Fund.

(1) DIVERSIFICATION

         EACH FUND (other than Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund) may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer


(2) CONCENTRATION

    (a) CASH INVESTMENT FUND and READY CASH INVESTMENT FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, (i) there is no limit on investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities or in foreign government securities, (ii) municipal securities are not treated as involving a single industry, (iii) there is no limit on investment in issuers domiciled in a single country, (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone); and provided the Fund will invest more than 25% of the value of the Fund's total assets in obligations of domestic and foreign financial institutions and their holding companies. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

    (b) TREASURY FUND, U.S. GOVERNMENT FUND and MUNICIPAL MONEY MARKET FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, (i) there is no limit on investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in foreign government securities, or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks), (ii) municipal securities are not treated as involving a single industry, (iii) there is no limit on investment in issuers domiciled in a single country, (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to
         Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.


    (c) INCOME FUND, LIMITED TERM TAX-FREE FUND, TAX-FREE INCOME FUND, COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND, MINNESOTA TAX-FREE FUND AND VALUGROWTH STOCK FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, (i) there is no limit on investments in repurchase agreements covering U.S. Government Securities or (ii) municipal securities are not treated as involving a single industry, (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to
         Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.


    (d) TOTAL RETURN BOND FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, (i) there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities, (ii) mortgage-related or housing-related securities (including mortgage-related or housing-related U.S. Government Securities) and municipal securities are not treated as involving a single industry, (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance), (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.


    (e) SMALL COMPANY STOCK FUND and CONTRARIAN STOCK FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, (i) there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities, municipal securities are not treated as involving a single industry, (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to
         Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

    (f) DIVERSIFIED SMALL CAP FUND AND SMALL CAP OPPORTUNITIES FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

    (g) STABLE INCOME FUND, [SHORT GOVERNMENT INCOME FUND], INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, CONSERVATIVE BALANCED FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, [AGGRESSIVE BALANCED FUND], INCOME EQUITY FUND, INDEX FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, and SMALL COMPANY GROWTH Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage-related or housing-related securities, municipal securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

    (h) INTERNATIONAL FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, (i) there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities, (ii) there is no limit on investment in issuers domiciled in a single country, (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.


(3) BORROWING


    (a) Each MONEY MARKET FUND, INCOME FUND, TOTAL RETURN BOND FUND, each TAX-FREE INCOME FUND, VALUGROWTH STOCK FUND, SMALL COMPANY STOCK FUND, CONTRARIAN STOCK FUND, DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND may borrow money from banks or by entering into reverse repurchase agreements, but the Fund will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing).


    (b) STABLE INCOME FUND, [SHORT GOVERNMENT INCOME FUND], INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, CONSERVATIVE BALANCED FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE BALANCED FUND, INDEX FUND, INCOME EQUITY FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND and INTERNATIONAL FUND may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (as computed immediately after the borrowing).


(4) ISSUANCE OF SENIOR SECURITIES

    NO FUND may issue senior securities except to the extent permitted by the 1940 Act.




(5) UNDERWRITING ACTIVITIES

    NO FUND may underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(6) MAKING LOANS

    NO FUND may make loans, except a Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

(7) PURCHASES AND SALES OF REAL ESTATE


    EACH FUND (other than [DIVERSIFIED SMALL CAP FUND], SMALL CAP OPPORTUNITIES
    FUND) may not purchase or sell real estate or any interest therein [OR REAL ESTATE LIMITED PARTNERSHIP INTERESTS], except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

    DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND may not purchase or sell real estate or any interest therein, except that it may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.


(8) PURCHASES AND SALES OF COMMODITIES



    EACH FIXED INCOME FUND, EQUITY FUND (other than DIVERSIFIED SMALL CAP Fund and SMALL CAP OPPORTUNITIES FUND), and BALANCED FUND may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

    DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND may not purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures and forward currency contracts and other financial contracts or derivative instruments.


NONFUNDAMENTAL LIMITATIONS


Each Fund has adopted the following investment limitations which are not fundamental policies of the Fund. Reference to a Fund includes reference to its corresponding Portfolio, if applicable, which has the same fundamental policies as the Fund. The policies of a Fund may be changed by the Board, or in the case of its corresponding Portfolio, the Core Trust Board.


(1) DIVERSIFICATION


    (a) To the extent required to qualify as a regulated investment company, and with respect to 50% of its assets, MUNICIPAL MONEY MARKET FUND may not purchase a security other than a U.S. Government Security, if as a result, more than 5% of the Fund' s total assets would be invested in the section as a single issuer or the Fund would own more than 10% of the outstanding rated securities of any single issuer.

    (b) With respect to each of COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND, the Fund is
         "non-diversified" as that term is defined in the 1940 Act.

    (c) With respect to each of COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND, to the extent required to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, the Fund may not purchase a security (other than a U.S. Government security or a security of an investment company) if, as a result (i) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer, (ii) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer, or (iii) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

(2) BORROWING


    EACH FUND'S (other than INTERMEDIATE GOVERNMENT INCOME FUND'S and DIVERSIFIED BOND FUND'S) borrowings for other than temporary or emergency purposes or meeting redemption requests may not exceed an amount equal to 5% of the value of the Fund's net assets. When STABLE INCOME FUND, [SHORT GOVERNMENT INCOME FUND], INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, CONSERVATIVE BALANCED FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE BALANCED FUND, INCOME EQUITY FUND, INDEX FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND and INTERNATIONAL FUND establish a segregated account to limit the amount of leveraging with respect to certain investment techniques, they do not treat those techniques as involving borrowings for purposes of this or other borrowing limitations.


(3) ILLIQUID SECURITIES


    (a) EACH MONEY MARKET FUND may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act, as amended ("Restricted Securities").

    (b) EACH FIXED INCOME FUND, EQUITY FUND and BALANCED FUND may not acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act, as amended ("Restricted Securities").


(4) OTHER INVESTMENT COMPANIES

    EACH FUND may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

(5) MARGIN AND SHORT SALES


    EACH FUND (other than INTERMEDIATE GOVERNMENT INCOME FUND) may not purchase securities on margin, or make short sales of securities (except short sales against the box), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. EACH FUND may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts. NO FUND (other than [DIVERSIFIED SMALL CAP FUND] and SMALL CAP OPPORTUNITIES Fund) may enter short sales if, as a result, more that 25% of the value of the Fund's total assets would be so invested, or such a position would represent more than 2% of the outstanding voting securities of any single issuer or class of an issuer.


(6) UNSEASONED ISSUERS


    NO FUND (other than DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES
    FUND) may invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if, as a result, more than 5% of the value of the Fund's total assets would be so invested; provided, that each Fund may invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

(7) PLEDGING

    NO FUND may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions.

(9) SECURITIES WITH VOTING RIGHTS

    NO MONEY MARKET FUND or FIXED INCOME FUND may purchase securities having voting rights except securities of other investment companies; provided that the Funds may hold securities with voting rights obtained through a conversion or other corporate transaction of the issuer of the securities, whether or not the Fund was permitted to exercise any rights with respect to the conversion or other transaction.

(10)     LENDING OF PORTFOLIO SECURITIES


    NO FUND (other than [DIVERSIFIED SMALL CAP FUND] and SMALL CAP OPPORTUNITIES FUND) may lend portfolio securities if the total value of all loaned securities would exceed 33 1/3% of the Fund's total assets.

    [DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND may not lend portfolio securities if the total value of all loaned securities would exceed 25% of its total assets.


(11)     REAL ESTATE LIMITED PARTNERSHIPS

    NO FUND may invest in real estate limited partnerships.

(12)     OPTIONS AND FUTURES CONTRACTS

    (a) NO MONEY MARKET FUND may invest in options, futures contracts or options on futures contracts.


    (b) NO FIXED INCOME FUND, EQUITY FUND (other than [DIVERSIFIED SMALL CAP FUND] and SMALL CAP OPPORTUNITIES FUND) or BALANCED FUND may purchase an option if, as a result, more that 5% of the value of the Fund's total assets would be so invested.


(13)     WARRANTS

    NO FUND may invest in warrants if (i) more than 5% of the value of the Fund's net assets would will be invested in warrants (valued at the lower of cost or market) or (ii) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange; provided, that warrants acquired by a Fund attached to securities are deemed to have no value.

(14)     TREASURY FUND INVESTMENT LIMITATIONS

    TREASURY FUND may not enter into repurchase agreements or purchase any security other than those that are issued or guaranteed by the U.S. Treasury, including separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury.

(15)     PURCHASES AND SALES OF COMMODITIES

    NO MONEY MARKET FUND may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities, provided that currencies and currency-related contracts and contracts on indices are not be deemed to be physical commodities.

(16)     VALUGROWTH STOCK FUND INVESTMENT LIMITATIONS


    VALUGROWTH STOCK FUND may not enter into commitments under when-issued and forward commitment obligations in an amount greater than 15% of the value of the Fund's total assets.


4.  PERFORMANCE AND ADVERTISING DATA


Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Funds is historical and is not intended to indicate future returns. Each Fund's yield and total return fluctuate in response to market conditions and other factors. The value of a Fund's shares when redeemed may be more or less than their original cost. There can be no assurance that the Money Market Funds will be able maintain a stable net asset value of $1.00. For purposes of advertising performance, and in accordance with SEC interpretations, Small Cap Opportunities Fund may refer to the performance of Core Portfolio in which it invests (Schroder U.S. Smaller Companies Portfolio). That Portfolio in turn has adopted the performance of Schroder U.S. Smaller Companies Fund, a series of Schroder Capital Funds (Delaware), which has an identical investment objective to the Fund and the Portfolio. Like the Fund, the Schroder U.S. Smaller Companies Fund also invests all of its investable assets in the Portfolio.

For a listing of certain performance data as of May 31, 1997, see Appendix C - Performance Data.

In performance advertising, the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, Russell 2000 Index, Morgan Stanley - Europe, Australian and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds' and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that each Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Norwest, Processing Organizations and others may charge their customers, various retirement plans or other shareholders that invest in a Fund fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

MONEY MARKET FUNDS

Yield quotations for the Money Market Funds will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Money Market Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

FIXED INCOME AND EQUITY FUNDS

Standardized yields for the Funds used in advertising are computed by dividing a Fund's interest income (in accordance with specific standardized rules) for a given 30 days or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to municipal securities purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis. In general, interest income is increased with respect to municipal securities purchased at original issue at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from these calculations.

The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

Income calculated for the purpose of determining each Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

TOTAL RETURN CALCULATIONS

Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, any change in the Fund's net asset value per share over the period and maximum sales charge, if any, applicable to purchases of the Fund's shares. Average annual total returns are calculated, through the use of a formula prescribed by the SEC, by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. The average annual total return is computed separately for each class of shares of a Fund. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

    P(1+T)n = ERV

    Where:
         P   =     a hypothetical initial payment of $1,000
         T   =     average annual total return
         n   =     number of years
         ERV =     ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

    PT = (ERV/P-1)

    Where:
         PT = period total return
         The other definitions are the same as in average annual total return above


MULTICLASS, COLLECTIVE TRUST FUND AND MASTER-FEEDER PERFORMANCE

MULTICLASS PERFORMANCE

When a Fund has more than one class of shares, performance calculations for the classes of shares that are created after the initial class may be stated so as to include the performance of the initial class or classes of the Fund. Generally, performance of the initial class is not restated to reflect the expenses or expense ratio of the subsequent class. For instance, if A Shares of a Fund are created after I Shares have been in existence, the inception of performance for the A Shares will be deemed to be the inception date of the I Shares and the performance of the I Shares (based on the I Shares actual expenses) from the inception of I Shares to the inception of A Shares will be deemed to be the performance of A Shares for that period. For standardized total return calculations, the current maximum initial sales load on A Shares would be used in determining the total return of A Shares as if assessed at the inception of I Shares. Generally, the performance of B Shares will be calculated only from the inception date of B Shares, regardless of the existence of prior share classes in the same Fund.

COLLECTIVE TRUST FUND PERFORMANCE

Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed several collective trust funds with investment objectives and investment policies substantially similar to those of certain of the Funds. Therefore, the performance for those applicable Funds includes the performance of their predecessor collective investment funds for periods before those funds became mutual funds on November 11, 1994. The collective investment fund performance was adjusted to reflect those Funds 1994 estimate of their expense ratios for the first year of operations as a mutual fund. The collective investment funds were not registered under the 1940 Act or subject to certain investment restrictions that are imposed by the Act. If the collective investment fund had been registered under the 1040 Act, the collective investment fund historical return may have been adversely affected. The performance of International Fund reflects the historical performance of Schroder International Equity Fund (managed by Schroder Capital Management International Inc.) in which the collective investment fund invested. Performance of International Fund has been adjusted to reflect fees and expenses of the Schroder International Equity Fund.

OTHER ADVERTISEMENT MATTERS


The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge; excluding sales charges from a total return calculation produces a higher return figure. Any performance information may be presented numerically or in a table, graph or similar illustration

The Funds may also include various information in their advertisements including, but not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity, (ii) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents, (iv) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quartile or daily), (v) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively, (vi) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging, (vii) descriptions of the Funds' portfolio managers and the portfolio management staff of the Investment Advisers or summaries of the views of the portfolio managers with respect to the financial markets, (viii) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period, (ix) the effects of earning Federally and, if applicable, state tax-exempt income from a Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan and (x) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.


As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any Fund's performance.

The Funds may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                       Systematic                Share                  Shares
   Period              Investment                Price                 Purchased
   ------              ----------                -----                 ---------
    1                   $100                     $10                   10.00
    2                   $100                     $12                   8.33
    3                   $100                     $15                   6.67
    4                   $100                     $20                   5.00
    5                   $100                     $18                   5.56
    6                   $100                     $16                   6.25
                        ----                     ---                   ----
          Total Invested $600    Average Price $15.17     Total Shares 41.81


With respect to the Funds that invest in municipal securities and distribute Federally tax-exempt (and in certain cases state tax exempt) dividends, the Funds may advertise the benefits of and other effects of investing in municipal securities. For instance, the Funds' advertisements may note that municipal bonds have historically offered higher after tax yields than comparable taxable alternatives for those persons in the higher tax brackets, that municipal bond yields may tend to outpace inflation and that changes in tax law have eliminated many of the tax advantages of other investments. The combined Federal and state income tax rates for a particular state may also be described and advertisements may indicate equivalent taxable and tax-free yields at various approximate combined marginal Federal and state tax bracket rates. All yields so advertised are for illustration only are not necessarily representative of a Fund's yield.


In connection with its advertisements each Fund may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has for more than 60 years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that Norwest believes that it has been successful as a national financial service firm.

CORE-GATEWAY PERFORMANCE


When a Fund such as International Fund (a "Gateway fund") invests all of its investable assets in another investment company such as International Portfolio (a "Core fund"), special performance calculation rules apply. For instance, if a Gateway fund invests in a Core fund that has a performance history prior to the investment by the Gateway fund, the Gateway fund will assume the performance history of the Core fund. That history will not be restated to reflect the internal expense ratio of the Gateway fund. However, a Core fund's performance will be restated to reflect any sales charges that are applicable to the Gateway fund's shares.


5.  MANAGEMENT

Those officers, as well as certain other officers and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest.

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST


The Trustees and officers of the Trust and their principal occupations during the past five years and age as of May 31, 1997 are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


John Y. Keffer, Chairman and President,* Age 54.

    President and Owner, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, Limited Liability Company (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent), and other companies within the Forum Financial Group of companies. Mr. Keffer is a Director, Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. or its affiliates serves as manager, administrator or distributor. His address is Two Portland Square, Portland, Maine 04101.

Robert C. Brown, Trustee,* Age 65.

    Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation since February 1993. Prior thereto, he was Manager of Capital Markets Group, Norwest Corporation (a multi-bank holding company and parent of Norwest), until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.

Donald H. Burkhardt, Trustee, Age 70.

    Principal of The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.

James C. Harris, Trustee, Age 76.


    President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating trustee and former Director of First Midwest Corporation (a small business investment company). His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.


Richard M. Leach, Trustee, Age 63.

    President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director of Digital Techniques, Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.


John S. McCune, Trustee, Age 46.

    President, Norwest Investment Services, Inc. His address is 608 2nd Avenue South, Minneapolis, Minnesota 55479.


Timothy J. Penny, Trustee, Age 45.

    Senior Counselor to the public relations firm of Himle-Horner since January 1995 and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization) since January 1995. Prior thereto Mr. Penny was the Representative to the United States Congress from Minnesota's First Congressional District. His address is 500 North State Street, Waseca, Minnesota 56095.

Donald C. Willeke, Trustee, Age 56.

    Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.

Robert Campbell, Treasurer, Age 35.

    Director of Fund Accounting, Forum Financial Services, Inc., with which he has been associated since April 1997. Prior thereto, from February 1994 - April 1996 Mr. Campbell was Vice President-Business Unit Head, Domestic Fund Services at State Street Fund Services, Inc. Prior thereto, from September 1992

    - January 1994 Mr. Campbell was Assistant Vice President-Fund Manager at State Street Bank & Trust Company, and prior thereto First Line Manager. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Vice President and Secretary, Age 35.


    Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Mr. Goldstein is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.


Sara M. Clark, Vice President and Assistant Treasurer, Age 33.

    Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Thomas G. Sheehan, Vice President and Assistant Secretary, Age 42.


    Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.


Catherine S. Wooledge, Assistant Secretary, Age 54.


    Counsel, Forum Financial Services, Inc., with which she has been associated since 1996. Prior thereto, Ms. Wooledge was an associate at the law firm of Morrison & Foerster since September 1994, prior thereto Ms. Wooledge was an associate corporate counsel at Franklin Resources, Inc. since September 1993, and prior thereto associate at the law firm of Drinker Biddle & Reath, Washington, D.C. Ms. Wooledge is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.


Don L. Evans, Assistant Secretary, Age 48.


    Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto was associated with the law firm of Weiner & Strother. Mr. Evans is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.

Renee A. Walker, Assistant Secretary, Age 27.


    Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, Ms. Walker was an administrator at Longwood Partners (the manager of a hedge fund partnership) for a year. After graduating from college, from 1991 to 1993 Ms. Walker was a sales representative assistant at PaineWebber Incorporated (a broker-dealer).
    Her address is Two Portland Square, Portland, Maine 04101.

COMPENSATION OF TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee of the Trust is paid a retainer fee in the total amount of $5,000, payable quarterly, for the Trustee's service to the Trust and to Norwest Select Funds, a separate registered open-end management investment company for which each Trustee serves as trustee. In addition, each Trustee is paid $3,000 for each regular Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year or compensation or reimbursement for his associated expenses. In addition, no officer of the Trust is compensated by the Trust.

Mr. Burkhardt, Chairman of the Trust's and Norwest Select Funds' audit committees, receives additional compensation of $6,000 from the Trust and Norwest Select Funds allocated pro rata between the Trust and Norwest Select Funds based upon relative net assets, for his services as Chairman. Each Trustee was elected by shareholders on April 30, 1997.


The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Funds, combined. Norwest Select Funds have a December 31 fiscal year end. Information is presented for the twelve month period ended May 31, 1996, which was the fiscal year end of all of the Trust's portfolios.


                                               Total Compensation From
                        Total Compensation      the Trust and Norwest
                         From the Trust            Select Funds
                        ------------------     -----------------------

    Mr. Brown              $28,974                  $29,000
    Mr. Burkhardt          $36,223                  $36,250
    Mr. Harris             $27,975                  $28,000
    Mr. Leach              $32,970                  $33,000
    Mr. Penny              $15,985                  $16,000
    Mr. Willeke            $29,973                  $30,000
    Mr. McCune             $     0                  $     0


Neither the Trust nor Norwest Select Funds has adopted any form of retirement plan covering Trustees or officers. For the twelve month period ended May 31, 1996 total expenses of the Trustees (other than Mr. Keffer) was $30,408 and total expenses of the trustees of Norwest Select Funds was $27.


As of October 1, 1997, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Funds.


TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer, Goldstein, Butt, Sheehan, and Misses. Clark and Walker, officers of Core Trust, all currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, see "Management - Trustees and Officers - Trustees and Officers of the Trust."

John Y. Keffer,* Chairman and President.

Costas Azariadis, Trustee, Age 53.

    Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee, Age 54.

    Managing Director, Forum Financial Services, Inc. since September 1991. President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is Two Portland Square, Portland, Maine 04101.

J. Michael Parish, Trustee, Age 53.


    Partner at the law firm of Reid & Priest. Prior thereto he was a partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. His address is 40 Wall Street, New York, New York 10005.


Richard C. Butt, Treasurer


    CPA, Managing Director, Operations, Forum Financial Corp. since 1996.
    Prior thereto, Mr. Butt was a consultant in the financial services division of KPMG Peat Marwick LLP ("KPMG"). Prior to his employment at KPMG, Mr. Butt was President of 440 Financial Distributors, Inc., the distribution subsidiary of 440 Financial Group, and Senior Vice President of the parent company. Prior thereto, he was a Vice President at Fidelity Services Company. Mr. Butt is responsible for fund accounting and transfer agency at Forum. His address is Two Portland Square, Portland, Maine 04101.


Sara M. Clark, Vice President, Assistant Secretary and Assistant Treasurer.

David I. Goldstein, Secretary.

Thomas G. Sheehan, Assistant Secretary.

Renee A. Walker, Assistant Secretary


TRUSTEES AND OFFICERS OF SCHRODER CORE

The following information relates to the principal occupations of each Trustee and executive officer of the Schroder Core during the past five years and shows the nature of any affiliation with Schroder. Messrs. Keffer, Goldstein and Sheehan and Ms. Wooledge, officers of Schroder Core, all currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, see "Trustees and Officers of the Trust" above.

Peter E. Guernsey, Oyster Bay, New York - Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

John I. Howell, Greenwich, Connecticut - Trustee of the Trust - Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

Clarence F. Michalis, 44 East 64th Street, New York, New York - Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

Hermann C. Schwab, 787 Seventh Avenue, New York, New York - Chairman (Honorary) and Trustee of the Trust - retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

Mark J. Smith (b), 33 Gutter Lane, London, England - President and Trustee of the Trust - First Vice President of SCMI since April 1990; Director and Vice President, Schroder Advisors.

Robert G. Davy, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

Margaret H. Douglas-Hamilton (b) (c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Secretary of SCM since July 1995; Secretary of Schroder Advisors since April 1990; First Vice President and General Counsel of Schroders Incorporated(b) since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.


Richard R. Foulkes, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

Catherine S. Wooledge, Assistant Treasurer and Assistant Secretary of the Trust.

Barbara Gottlieb (c), 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Assistant Vice President of SWIS since July 1995 prior thereto held various positions with SWIS affiliates.

Robert Jackowitz (b) (c), 787 Seventh Avenue, New York, New York - Treasurer of the Trust - Vice President of SCM since September 1995; Treasurer of SCM and Schroder Advisors since July 1995; Vice President of SCMI since June 1995; and Assistant Treasurer of Schroders Incorporated since January 1993.

John Y. Keffer, Vice President of the Trust.

Jane P. Lucas (c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President SCMI; Director of SCM since September 1995; Assistant Director Schroder Investment Management Ltd. since June 1991.

Gerardo Machado, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, SCMI.

Catherine A. Mazza, 787 Seventh Avenue, New York, New York - Vice President of the Trust - President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

Thomas G. Sheehan, Assistant Treasurer and Assistant Secretary of the Trust.

Fariba Talebi, 787 Seventh Avenue, New York, New York - Vice President of the Trust - First Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987.

John A. Troiano (b), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Managing Director and Senior Vice President of SCMI since October 1995; Director of Schroder Advisors since October 1992; Director of SCMI since 1991; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

Ira L. Unschuld, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

Alexandra Poe, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust - Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

Mary Kunkemueller, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust.

(a) Interested Trustee of the Trust within the meaning of the 1940 Act.
(b) Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc.

(c) Schroder Capital Management, Inc. ("SCM") is a wholly owned subsidiary of Schroder Wertheim Holdings Incorporated which is a wholly owned subsidiary of Schroders, Incorporated, which in turn is an indirect wholly owned U.S. subsidiary of Schroders plc.


INVESTMENT ADVISORY SERVICES

GENERAL

Table 1 in Appendix B shows the dollar amount of fees payable under the Investment Advisory Agreements between Norwest and the Trust with respect to each Fund, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. That table also shows similar information with respect to Schroder for its services to International Portfolio. The data is for the past three fiscal years or a shorter period if the Fund has been in operation for a shorter period.


The advisory fee for each Fund is based on the average daily net assets of the Fund at the annual rate disclosed in the Fund's prospectus. If the Fund invests in one or more core portfolios, the advisory fee paid by the Fund will be with respect to advisory services rendered at the portfolio level.

All investment advisory fees are accrued daily and paid monthly. Each investment adviser, in its sole discretion, may waive or continue to waive all or any portion of its investment advisory fees.

In addition to receiving its advisory fee from the Funds, each investment adviser or its affiliates may act and be compensated as investment manager for its clients with respect to assets which are invested in a Fund. In some instances Norwest or its affiliates may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in a Fund an amount equal to all or a portion of the fees received by Norwest or any of its affiliates from a Fund with respect to the client's assets invested in the Fund.

NORWEST INVESTMENT MANAGEMENT

Norwest furnishes at its expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund. For further information about the investment subadvisory services for certain Funds and the advisory services for International Portfolio of Core Trust, see "Management - Investment Advisory Services - Schroder Capital Management International, Inc.,""- Sub-Advisers," Crestone Capital Management, Inc.," "Galliard Capital Management, Inc.," "Peregrine Capital Management, Inc.," and "United Capital Management, Inc." below. Under its various Investment Advisory Agreements, Norwest may delegate its responsibilities to any investment subadviser approved by the Board and, as applicable, shareholders, with respect to all or a portion of the assets of the Fund. The Investment Advisory Agreement between each Fund and Norwest will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not interested persons of any party to the Investment Advisory Agreement, at a meeting called for the purpose of voting on the Investment Advisory Agreement.

Each Investment Advisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund to the Adviser or (ii) by the Adviser on 60 days' written notice to the Trust. Each Investment Advisory Agreement shall terminate upon assignment. The Investment Advisory Agreements also provide that, with respect to the Funds, neither Norwest nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing in the Investment Advisory Agreements shall be deemed to protect, or purport to protect, the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Norwest's duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreements. The Investment Advisory Agreements provide that Norwest may render services to others.

Norwest acts as investment adviser to Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund, Stable Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Index Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund. The investment advisory agreements between Core Trust on behalf of the portfolios are identical to the Investment Advisory Agreements between the Trust and Norwest, except for the fees payable thereunder and certain immaterial matters.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.-- SCHRODER U.S. SMALLER COMPANIES PORTFOLIO/INTERNATIONAL PORTFOLIO

Small Cap Opportunities Fund invests all of its assets in Schroder U.S. Smaller Companies Portfolio, International Fund invests all of its assets in International Portfolio and each Blended Fund invests a portion of its assets in International Portfolio. Pursuant to a separate Advisory Agreement between Schroder Core and Schroder, Schroder acts as investment adviser to Schroder U.S. Smaller Companies Portfolio and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing Schroder U.S. Smaller Companies Portfolio's investments and effecting portfolio transactions for Schroder U.S. Smaller Companies Portfolio. Pursuant to a separate Advisory Agreement between Core Trust and Schroder, Schroder acts as investment adviser to International Portfolio and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing International Portfolio's investments and effecting portfolio transactions for International Portfolio. The Advisory Agreements between Schroder U.S. Smaller Companies Portfolio, International Portfolio and Schroder will continue in effect only if such continuance is specifically approved at least annually (i) by the applicable Trust Board or by vote of a majority of the outstanding voting interests of the Portfolio, and, in either case, (ii) by a majority of the applicable Trust's trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of the applicable Trust), at a meeting called for the purpose of voting on the Advisory Agreement; provided further, however, that if the Advisory Agreement or the continuation of the Agreement is not approved as to a Portfolio, the Adviser may continue to render to that Portfolio the services described herein in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

On behalf of each Fund that invests all or a portion of its assets in Schroder U.S. Smaller Companies Portfolio or International Portfolio, Norwest and the Trust have entered into an Investment Subadvisory Agreement with Schroder. An Investment Subadvisory Agreement would become operative and Schroder would directly manage a Fund's assets if the Board determined it was no longer in the best interest of the Fund to invest in smaller companies or international securities by investing in another registered investment company. In that event, pursuant to the Investment Subadvisory Agreement Schroder would makes investment decisions directly for a Fund and continuously review, supervise and administer the Fund's investment program with respect to that portion, if any, of the Fund's portfolio that Norwest has so delegated. Schroder would be required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of the Funds' investments and effecting portfolio transactions for the Funds (to the extent of Norwest's delegation).

The Investment Subadvisory Agreements will continue in effect only if such continuance is specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, (ii) by a majority of the applicable Trust's trustees who are not parties to the Investment Subadvisory Agreements or interested persons of any such party (other than as trustees of the applicable Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements; provided further, however, that if the Investment Subadvisory Agreements or the continuation of the Agreements is not approved as to a Fund, the Subadviser may continue to render to that Fund the services described herein in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

Each Investment Subadvisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Board, or by Schroder on 60 days written notice to the Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreements also provide that, with respect to the Funds, neither Schroder nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Schroder's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreements. The Investment Subadvisory Agreements provide that Schroder may render services to others.

No payments are made under the Funds' Investment Subadvisory Agreements with Schroder because no assets are allocated to Schroder to manage directly.

The Advisory Agreements between Schroder and Core Trust and Schroder and Schroder Core on behalf of International Portfolio and Schroder U.S. Smaller Companies Portfolio, respectively are identical to the Investment Advisory Agreements between the Trust and Norwest, except for the fees payable thereunder and certain immaterial matters.

SUB-ADVISERS

The Adviser pays a fee to each of the subadvisers. These fees do not increase the fees paid by shareholders of the Funds. The amount of the fees paid by Norwest to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Fund, the increased cost and complexity of providing services to the Fund, the investment record of the Subadviser in managing the Fund and the nature and magnitude of the expenses incurred by the Subadviser in managing the Fund's assets and by the Adviser in overseeing and administering management of the Fund. However, the contractual fee payable to each Fund by Norwest for investment advisory services will not vary as a result of those negotiations.

Norwest performs internal due diligence on each Subadviser and monitors each Subadviser's performance using its proprietary investment adviser selection and monitoring process. Norwest will be responsible for communicating performance targets and evaluations to Subadvisers, supervising each Subadviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Subadvisers to engage in certain investment techniques for the Fund, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. Norwest also may from time to time recommend that the Board of Trustees replace one or more Subadvisers or appoint additional Subadvisers, depending on the Adviser's assessment of what combination of Subadvisers it believes will optimize each Fund's chances of achieving its investment objectives.

CRESTONE CAPITAL MANAGEMENT, INC.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with the Small Company Stock Fund (the "Fund"), Norwest has entered into an Investment Subadvisory Agreement with Crestone, located at 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111. Crestone is registered with the SEC as an investment adviser and is a non-wholly owned subsidiary of Norwest. Pursuant to the Sub-Investment Advisory Agreement, Crestone makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program with respect to that portion, if any, of the Fund's portfolio that Norwest believes should be invested using Crestone as a subadviser. Currently, Crestone manages the entire portfolio of the Fund and has done so since the Fund's inception. Norwest supervises the performance of Crestone including its adherence to the Portfolio's investment objectives and policies and pays Crestone a fee for its investment management services. For its services under the Sub-Investment Advisory Agreement, Norwest pays Crestone a fee based on the Fund's average daily net assets at an annual rate of 0.40% on the first $30 million; 0.30% on the next $30 million; 0.20% on the next $40 million and 0.15% on all sums in excess of $100 million. For the Fund's fiscal years ended May 31, 1996, 1995 and 1994, Norwest paid Crestone subadvisory fees of $180,748, $137,862 and $8,792, respectively.

Under its Investment Subadvisory Agreement, Crestone makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program with respect to that portion, if any, of the Fund's portfolio for which Norwest has delegated management responsibility. Crestone is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of the Fund's investments and effecting portfolio transactions for the Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect only if such continuance is specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities of the Fund, and, in either case, (ii) by a majority of the Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to the Fund the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Board, or by Crestone on 60 days written notice to the Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to the Fund, neither Crestone nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Crestone against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Crestone's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreements provides that Crestone may render services to others.

GALLIARD

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Stable Income Fund, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund (the "Funds"), Norwest has entered into an Investment Subadvisory Agreement with Galliard, located at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479. Galliard is registered with the SEC as an investment adviser and is an investment advisory subsidiary of Norwest Bank. Pursuant to the Sub-Investment Advisory Agreement, Galliard makes investment decisions for each of the Funds and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's portfolio that Norwest believes should be invested using Galliard as a subadviser. Currently, Galliard manages the entire portfolio of each Fund and has done so since the Fund's inception. Norwest supervises the performance of Galliard including its adherence to the Portfolio's investment objectives and policies and pays Galliard a fee for its investment management services. [As of October 1, 1997, for its services under the Sub-Investment Advisory Agreement, Norwest pays Galliard a fee based on each Fund's average daily net assets at an annual rate of _____%.]

Under its Investment Subadvisory Agreement, Galliard makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's portfolio for which Norwest has delegated management responsibility. Galliard is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).


The Investment Subadvisory Agreement will continue in effect only if such continuance is specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities of the Funds, and, in either case, (ii) by a majority of the Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements; provided further, however, that if the Investment Subadvisory

Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Fund the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Fund on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Board, or by Galliard on 60 days written notice to the Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Fund, neither Galliard nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Galliard against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Galliard's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreements provides that Galliard may render services to others.

PEREGRINE CAPITAL MANAGEMENT, INC.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund (the "Funds"), Norwest has entered into an Investment Subadvisory Agreement with Peregrine, located at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55479. Peregrine is registered with the SEC as an investment adviser and is an investment advisory subsidiary of Norwest Bank. Pursuant to the Sub-Investment Advisory Agreement, Peregrine makes investment decisions for each of the Funds and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's portfolio that Norwest believes should be invested using Peregrine as a subadviser. Currently, Peregrine manages the entire portfolio of each Fund and has done so since the Fund's inception. Norwest supervises the performance of Peregrine including its adherence to the Portfolio's investment objectives and policies and pays Peregrine a fee for its investment management services.[ As of October 1, 1997, for its services under the Sub-Investment Advisory Agreement, Norwest pays Peregrine a fee based on each Fund's average daily net assets at an annual rate of ____%.]

Under its Investment Subadvisory Agreement, Peregrine makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's portfolio for which Norwest has delegated management responsibility. Peregrine is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect only if such continuance is specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities of the Funds, and, in either case, (ii) by a majority of the Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Fund the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Fund on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Board, or by Peregrine on 60 days written notice to the Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Fund, neither Peregrine nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Peregrine against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Peregrine's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreements provides that Peregrine may render services to others.

UNITED CAPITAL MANAGEMENT

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Diversified Bond Fund, Total Return Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund (the "Funds"), Norwest has entered into an Investment Subadvisory Agreement with UCM, located at 1700 Lincoln Street, Suite 3301, Denver, Colorado 80274. UCM is registered with the SEC as an investment adviser and is a division of Norwest Bank Colorado, N.A.. Pursuant to the Sub-Investment Advisory Agreement, UCM makes investment decisions for each of the Funds and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's portfolio that Norwest believes should be invested using UCM as a subadviser. Currently, UCM manages the entire portfolio of each Fund and has done so since the Fund's inception. Norwest supervises the performance of UCM including its adherence to the Portfolio's investment objectives and policies and pays UCM a fee for its investment management services.[ As of October 1, 1997, for its services under the Sub-Investment Advisory Agreement, Norwest pays UCM a fee based on each Fund's average daily net assets at an annual rate of _____%.]

Under its Investment Subadvisory Agreement, UCM makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's portfolio for which Norwest has delegated management responsibility. UCM is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect only if such continuance is specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities of the Funds, and, in either case, (ii) by a majority of the Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Fund the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Fund on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Board, or by UCM on 60 days written notice to the Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Fund, neither UCM nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect UCM against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of UCM's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreements provides that UCM may render services to others.

MANAGEMENT AND ADMINISTRATIVE SERVICES

MANAGER AND ADMINISTRATOR

Forum manages all aspects of the Trust's operations with respect to each Fund except those which are the responsibility of FAS, Norwest, any other investment adviser or investment subadviser to a Fund, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Fund, Forum has entered into a Management Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.


On behalf of the Trust and with respect to each Fund, Forum (i) oversees (A) the preparation and maintenance by the Advisers and the Trust's administrator, custodian, transfer agent, dividend disbursing agent and fund accountant (or if appropriate, prepares and maintains) in such form, for such periods and in such locations as may be required by applicable law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law; (B) the reconciliation of account information and balances among the Advisers and the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (C) the transmission of purchase and redemption orders for Shares; (D) the notification of the Advisers of available funds for investment; and (E) the performance of fund accounting, including the calculation of the net asset value per Share; (ii) oversees the Trust's receipt of the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (iii) oversees the performance of administrative and professional services rendered to the Trust by others, including its administrator, custodian, transfer agent, dividend disbursing agent and fund accountant, as well as accounting, auditing, legal and other services performed for the Trust;
(iv) provides the Trust with adequate general office space and facilities and provides, at the Trust's request and expense, persons suitable to the Board to serve as officers of the Trust; (v) oversees the preparation and the printing of the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (vi) oversees the preparation of proxy and information statements and any other communications to shareholders;
(vii) with the cooperation of the Trust's counsel, Investment Advisers and other relevant parties, oversees the preparation and dissemination of materials for meetings of the Board; (viii) oversees the preparation, filing and maintenance of the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (ix) oversees registration and sale of Fund shares, to ensure that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (x) oversees the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; (xi) oversees the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended, and oversees the preparation and distribution to appropriate parties of notices announcing the declaration of dividends and other distributions to shareholders; (xii) reviews and negotiates on behalf of the Trust normal course of business contracts and agreements;
(xiii) maintains and reviews periodically the Trust's fidelity bond and errors and omission insurance coverage; and (xiv) advises the Trust and the Board on matters concerning the Trust and its affairs.

The Management Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of their obligations and duties under the Management Agreement.

FAS manages all aspects of the Trust's operations with respect to each Fund except those which are the responsibility of Forum, Norwest, or any other investment adviser or investment subadviser to a Fund, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Fund, Forum has entered into a Administrative Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Fund, FAS (i) provides the Trust with, or arranges for the provision of, the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (ii) assists in the preparation and the printing and the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (iii) assists in the preparation of proxy and information statements and any other communications to shareholders; (iv) assists the Advisers in monitoring Fund holdings for compliance with Prospectus and SAI investment restrictions and assist in preparation of periodic compliance reports; (v) with the cooperation of the Trust's counsel, the Investment Advisers, the officers of the Trust and other relevant parties, is responsible for the preparation and dissemination of materials for meetings of the Board; (vi) is responsible for preparing, filing and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders;
(vii) is responsible
for maintaining the Trust's existence and good standing under state law; (viii) monitors sales of shares and ensures that such shares are properly and duly registered with the SEC and applicable state and other securities commissions;
(ix) is responsible for the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; and (x) is responsible for the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Code, as amended, and prepares and distributes to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

The Administrative Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Agreement also provides that neither FAS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's or their duties or by reason of reckless disregard of their obligations and duties under the Administrative Agreement.

Pursuant to their agreements with the Trust, Forum and FAS may subcontract any or all of their duties to one or more qualified subadministrators who agree to comply with the terms of Forum's Management Agreement or FAS's Administration Agreement, respectively. Forum and FAS may compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to Forum or FAS pursuant to their Management and Administration Agreements with the Trust.

Table 2 in Appendix B shows the dollar amount of fees payable to Forum for its management services with respect to each Fund (or class thereof for those periods when multiple classes were outstanding), the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

[The Administration Agreement became effective on June 1, 1997.]


PORTFOLIOS OF CORE TRUST


Forum manages all aspects of Core Trust's operations with respect to the portfolios except those which are the responsibility of Norwest or Schroder. With respect to each Portfolio, Forum has entered into a management agreement (the "Core Trust Management Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Core Trust Management Agreement. Under the Core Trust Management Agreement, Forum performs similar services for each Portfolio as it and FAS perform for the Blended Funds under the Management and Administration Agreements, to the extent the services are applicable to the Portfolios and their structure. Forum and FAS waive their fees payable by each of the Blended Funds under the Management and Administration Agreements to the extent those Funds incur indirectly management fees charged by Forum to a Blended Portfolio.


NORWEST ADMINISTRATIVE SERVICES


Under an Administrative Servicing Agreement between the Trust and Norwest with respect to Small Cap Opportunities Fund and International Fund, Norwest performs ministerial, administrative and oversight functions for the Funds and undertakes to reimburse certain excess expenses of the Funds. Among other things, Norwest gathers performance and other data from Schroder as the adviser of Schroder U.S. Smaller Companies Portfolio and International Portfolio and from other sources, formats the data and prepares reports to the Funds' shareholders and the Trustees. Norwest also ensures that Schroder is aware of pending net purchases or redemptions of each Fund's shares and other matters that may affect Schroder's performance of its duties. Lastly, Norwest has agreed to reimburse each Fund for any amounts by which its operating expenses (exclusive of interest, taxes and brokerage fees, organization expenses and, if applicable, distribution expenses, all to the extent permitted by applicable state law or regulation) exceed the limits prescribed by any state in which the Funds' shares are qualified for sale. No fees will be paid to Norwest under the Administrative Servicing Agreement unless the each of the Fund's assets are invested solely in Schroder U.S. Smaller Companies Portfolio or International Portfolio (in the case of Small Cap Opportunities Fund and International Fund, respectively) or in a portfolio of another registered investment company. This agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party.


The Administrative Service Agreement provides that neither Norwest nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of its or their obligations and duties under the agreement.

Table 2 in Appendix B shows the dollar amount of fees payable under the Servicing Agreement, the amount of the fee that was waived, if any, and the amount received by Norwest for the past three fiscal years of the Fund.


SCHRODER ADMINISTRATIVE SERVICES

Schroder Core has entered into an Administrative Services Agreement with Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, pursuant to which Schroder Advisors provides management and administrative services necessary for the operation of Schroder U.S. Smaller Companies Portfolio, including coordination of the services performed by the Portfolio's investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly-owned subsidiary of Schroder, and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

For these services, Schroder Advisors will receive a fee from Schroder Core at the annual rate of 0.10% of the average daily net assets of the Portfolio. The Administrative Services Agreement is terminable with respect to the Portfolio without penalty, at any time, by vote of a majority of the trustees of Schroder Core who are not "interested persons" of Schroder Core and who have no direct or indirect financial interest in the operation of the Administrative Services Agreement, upon not more than 60 days' written notice to Schroder Advisors or by vote of the holders of a majority of the shares of the Portfolio, or, upon 60 days' notice, by Schroder Advisors. The Administrative Services Agreement will terminate automatically in the event of its assignment.

On behalf of the Portfolio, Schroder Core has entered into a Sub-Administration Agreement with Forum. Pursuant to the Sub-Administration Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administrative Services Agreement, including shareholder reporting and regulatory compliance.

The Sub-Administration Agreement is terminable with respect to the Portfolio without penalty, at any time, by the board of trustees of Schroder Core upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Portfolio.


DISTRIBUTION

Forum also acts as distributor of the shares of the Fund. Forum acts as the agent of the Trust in connection with the offering of shares of the Funds on a "best efforts" basis pursuant to a Distribution Services Agreement.

Under the Distribution Services Agreement, the Trust has agreed to indemnify, defend and hold Forum, and any person who controls Forum within the meaning of
Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Forum or any such controlling person may incur, under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or a Fund's Prospectus or Statement of Additional Information in effect from time to time under the 1933 Act or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading. Forum is not, however, protected against any liability to the Trust or its shareholders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Forum's reckless disregard of its obligations and duties under the Distribution Services Agreement.

With respect to each Fund, the Distribution Services Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons of any such party and, with respect to each class of a Fund for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, who do not have any direct or indirect financial interest in any distribution plan of the Fund or in any agreement related to the distribution plan cast in person at a meeting called for the purpose of voting on such approval ("12b-1 Trustees").


The Distribution Services Agreement terminates automatically if assigned. With respect to each Fund, the Distribution Services Agreement may be terminated at any time without the payment of any penalty (i) by the Board or by a vote of the Fund's shareholders or, with respect to each class of a Fund for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, a majority of 12b-1 Trustees, on 60 days' written notice to Forum or (ii) by Forum on 60 days' written notice to the Trust.

Under the Distribution Services Agreement related to the Funds that offer A Shares, Forum receives, and may reallow to certain financial institutions, the initial sales charges assessed on purchases of A Shares of the Funds. With respect to B Shares of each Fund that offers B Shares, and with respect to Exchange Shares of Ready Cash Investment Fund, the Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") which authorizes the payment to Forum under the Distribution Services Agreement of a distribution services fee, which may not exceed an annual rate of 0.75%, and a maintenance fee in an amount equal to 0.25%, of the average daily net assets of the Fund attributable to the B Shares and Exchange Shares.


The Plan provides that all written agreements relating to the Plan must be in a form satisfactory to the Board. In addition, the Plan requires the Trust and Forum to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Funds and Forum pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that, with respect to each class of each Fund to which it applies, it will remain in effect for one year from the date of its adoption and thereafter may continue in effect for successive annual periods provided it is approved by the shareholders of the respective class or by the Board, including a majority of the 12b-1 trustees. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments to the Plan must be approved by the trustees in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of the Board or by the shareholders of the respective classes.


The Plan is "semi-enhanced" in that under the circumstances described below, payments to Forum under the Plan continue while there are uncovered distribution charges even though the Plan has been terminated. Uncovered distribution charges include all sales commissions previously due, plus interest, less amounts previously received by Forum (or other distributor) pursuant to the Plan and contingent deferred sales charges previously paid to Forum. The Plan provides that in the event of a Complete Termination (as defined below) of the Plan with respect to a Fund, payments by a Fund in consideration of sales of B Shares that occurred prior to termination of the Plan will cease. A Complete Termination in respect of any Fund means: (i) the 12b-1 Trustees acting in good faith have determined that termination is in the best interest of the Trust and the shareholders of the Fund; (ii) the Trust does not alter the terms of the CDSC applicable to the B Shares of the Fund outstanding at the time of the termination; (iii) the Trust does not pay any portion of the asset based sales charge or service fees to an entity other than the distributor or its assignee (unless the distributor at the time of the termination was in material breach under the Distribution Agreement in respect of the Fund); and (iv) the Fund does not adopt a distribution plan relating to a class of shares of the Fund that has a sales load structure substantially similar (as defined in the Plan) to that of the B shares.

In the event of a termination of the Plan that does not satisfy clauses (ii),
(iii) and (iv) of the definition of a Complete Termination above, Ready Cash Investment Fund, ValuGrowth Stock Fund, Small Company Stock Fund, Contrarian Stock Fund, Income Fund, Tax-Free Income Fund, Total Return Bond Fund and Minnesota Tax-Free Fund would continue to pay distribution services fees for no more than four years. In contrast, payments by Stable Income Fund, Intermediate Government Income Fund, Growth Equity Fund and Diversified Equity Fund would continue until such time as there exist no outstanding uncovered distribution charges attributable to the Fund and, therefore, could continue for periods of time beyond four years after the date of termination.


In addition, pursuant to the Plan, each of Stable Income Fund, Income Equity Fund, Intermediate Government Income Fund, Diversified Equity Fund and Growth Equity Fund may, subject to approval by the Trustees, assume and pay (i) any uncovered distribution charges of the distributor of a fund whose assets are being acquired by the Fund and (ii) any other amounts expended for distribution on behalf of such fund that are not reimbursed or paid by the fund upon the merger or combination with or acquisition of substantially all of the assets of that fund.


Table 3 in Appendix B shows the dollar amount of fees payable to Forum for its distribution services with respect to each Fund (or class thereof), the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. All maintenance fees were waived by Forum during the fiscal years ended May 31, 1994, 1995 and 1996. With respect to each Fund, Forum has paid brokers that sold B Shares in amounts greater than the distribution fees received by Forum with respect to that Fund. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

Table 4 in Appendix B shows the dollar amount of sales charges payable to Forum with respect to sales of A Shares (or of the respective Funds prior to the offering of multiple classes of shares) and the amount of sales charge retained by Forum and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


TRANSFER AGENT

Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.


The responsibilities of the Transfer Agent include: (i) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (ii) assisting shareholders in initiating and changing account designations and addresses; (iii) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, (iv) assisting in processing purchase and redemption transactions and receiving wired funds; (v) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (vi) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (vii) furnishing periodic statements and confirmations of purchases and redemptions;
(viii) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (ix) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (x) providing such other related services as the Trust or a shareholder may request.


For its services, the Transfer Agent receives a fee computed daily and paid monthly from the Trust, with respect to each Fund, at an annual rate of 0.25% of the Fund's average daily net assets attributable to each class of the Fund (0.20% plus expenses in the case of Cash Investment Fund and 0.10% plus expenses in the case of Municipal Money Market Fund - Institutional Shares).


CUSTODIAN


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


Pursuant to a Custodian Agreement, Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 serves as each Fund's and each Core Portfolio's (other than Schroder U.S. Smaller Companies Portfolio's) custodian (in this capacity the "Custodian"). The Chase Manhattan Bank, N.A., acts as custodian for Schroder U.S. Smaller Companies Portfolio, but plays no role in making decisions as to the purchase or sale of portfolio securities. The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Fund investments. The fee is computed and paid monthly, based on the average daily net assets of the Fund, the number of portfolio transactions of the Fund and the number of securities in the Fund's portfolio.

Pursuant to rules adopted under the 1940 Act, a Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board upon consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and possible risks of potential nationalization or expropriation of Fund assets. The Custodian employs qualified foreign subcustodians to provide custody of the Funds foreign assets in accordance with applicable regulations.

No Fund will pay custodian fees to the extent the Fund invests in shares of another registered investment company. Each Fund so invested incurs, however, its proportionate share of the custodial fees of the Core Portfolio(s) in which it invests.


PORTFOLIO ACCOUNTING


Forum Accounting, an affiliate of Forum, performs portfolio accounting services for each Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under the Fund Accounting Agreement, Forum Accounting prepares and maintains books and records of each Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Fund (and class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, Forum Accounting receives from the Trust with respect to each Fund a fee of $3,000 per month plus for each additional class of the Fund above one $1,000 per month. In addition, Forum Accounting is paid additional surcharges for each of the following: (i) Funds with asset levels exceeding $100 million - $500/month, Funds with asset levels exceeding $250 million - $1000/month, Funds with asset levels exceeding $500 million - $1,500/month, Funds with asset levels exceeding $1,000 million - $2,000/month (ii) Funds requiring international custody - $1,000/month, (iii) Funds with more than 30 international positions - $1,000/month, (iv) Tax free money market Funds - $1,000/month, (v) Funds with more than 25% of net assets invested in asset backed securities - $1,000/month, Funds with more than 50% of net assets invested in asset backed securities - $2,000/month, (vii) Funds with more than 100 security positions - $1,000/month and (viii) Funds with a monthly portfolio turnover rate of 10% or greater - $1,000/month.

Forum Accounting receives from the Trust with respect to each Gateway Fund a standard gateway fee of $1,000 per month plus for each additional class of the Fund above one - $1,000 per month. Forum Accounting also receives a fee of $2,000 per month for each Gateway Fund operating pursuant to (i) Section 12(d)(1)(E) of the 1940 Act that invests in more than one security. In addition to the standard gateway fees, Forum Accounting is entitled to receive from the Trust with respect to each Gateway Fund operating pursuant to Section 12(d)(1)(H) of the 1940 Act additional surcharges as described above if the Fund invests in securities other than investment companies (calculated as if the securities were the Fund's only assets)



Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior month and on the portfolio turnover rate for the prior month. The rates set forth above shall remain fixed through

December 31, 1997. On January 1, 1998, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable

Forum Accounting is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless Forum Accounting, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

Forum Accounting performs similar services for the Portfolios and, in addition, acts as the Portfolios' transfer agent.

Table 5 in Appendix B shows the dollar amount of fees payable to Forum Accounting for its accounting services with respect to each Fund, the amount of fee that was waived by Forum Accounting, if any, and the actual fee received by Forum Accounting. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


EXPENSES




Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under its Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(i) interest charges, taxes, brokerage fees and commissions; (ii) certain insurance premiums; (iii) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (iv) telecommunications expenses; (v) auditing, legal and compliance expenses; (vi) costs of the Trust's formation and maintaining its existence; (vii) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (viii) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (ix) costs of reproduction, stationery and supplies; (x) compensation of the Trust's trustees, officers and employees and costs of other personnel performing services for the Trust who are not officers of Norwest, Forum or affiliated persons of Norwest or Forum; (xi) costs of corporate meetings; (xii) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold; (xiii) state securities law registration fees and related expenses; (xiv) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (xv) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

6.  PORTFOLIO TRANSACTIONS


The following discussion of portfolio transactions, while referring to the Funds, relates equally to the Portfolios.

Purchases and sales of portfolio securities for the Money Market Funds and Fixed Income Funds usually are principal transactions. Debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Equity Funds and the Balanced Funds generally will effect purchases and sales of equity securities through brokers who charge commissions except in the over-the-counter markets. Purchases of debt and equity securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. In the case of debt securities and equity securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of each Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund. In transactions on stock exchanges in the United States, commissions are negotiated, whereas on foreign stock exchanges commissions are generally fixed. Where transactions are executed in the over-the-counter market, each Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others. In all cases the Funds will attempt to negotiate best execution.

The Money Market Funds and Fixed Income Funds may effect purchases and sales through brokers who charge commissions, although the Trust does not anticipate that the Money Market Funds will do so. Table 6 in Appendix B shows the aggregate brokerage commissions with respect to each Fund. The data presented is for the past three fiscal years or a shorter period if the Fund has been in operation for a shorter period, except as otherwise noted. Any material change in the last two years in the amount of brokerage commissions paid by a fund was due to an increase or decrease in the Fund's assets.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, each of the Board, Core Trust Board and Schroder Core Board has authorized the Investment Advisers to employ their respective affiliates to effect securities transactions of the Funds or the Portfolios, provided certain other conditions are satisfied. Payment of brokerage commissions to an affiliate of an Investment Adviser for effecting such transactions is subject to
Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. It is the Fund's policy that commissions paid to Schroder Securities Limited, Norwest Investment Services, Inc. ("NISI") and other affiliates of an Investment Adviser will, in the judgment of the Investment Adviser responsible for making portfolio decisions and selecting brokers, be (i) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the disinterested Trustees, has adopted procedures to ensure that commissions paid to affiliates of an Adviser by the Funds satisfy the foregoing standards. The Core Trust and Schroder Core Boards have adopted similar policies with respect to the Portfolios.


No Fund has an understanding or arrangement to direct any specific portion of its brokerage to an affiliate of an Investment Adviser, and will not direct brokerage to an affiliate of an Investment Adviser in recognition of research services.


From time to time, a Fund may purchase securities of a broker or dealer through which it regularly engages in securities transactions.

During the last three fiscal years certain Funds paid brokerage commissions to NISI, a wholly-owned broker-dealer subsidiary of the parent of Norwest, Norwest Corporation. The following table indicates the Funds that paid commissions to NISI, the aggregate amounts of commissions paid, the percentage of aggregate brokerage commissions paid to NISI and the percentage of the aggregate dollar amount of transactions involving payment of commissions that were effected through NISI.



                                                                                Percentage of
                                                                                 Commission
                                     Aggregate                Percentage        Transactions
                                    Commissions             of Commissions        Executed
                                    PAID TO NISI             PAID TO NISI       THROUGH NISI
                                    ------------            --------------      -------------
VALUGROWTH STOCK FUND
    Year Ended May 31, 1996          $10,494                   2.41%               1.73%
    Year Ended May 31, 1995          $12,213                   1.78%               2.28%
    Year Ended May 31, 1994          $25,713                   4.65%               6.00%


The practice of placing orders with NISI is consistent with each Fund's objective of obtaining best execution and is not dependent on the fact that NISI is an affiliate of Norwest.


The Funds and the Portfolios may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, an Investment Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Investment Advisers may also take into account payments made by brokers effecting transactions for a Fund or Portfolio (i) to the Fund or Portfolio or
(ii) to other persons on behalf of the Fund or Portfolio for services provided to the Fund or Portfolio for which it would be obligated to pay.

In addition, the Investment Advisers may give consideration to research services furnished by brokers to the Advisers for their use and may cause the Funds and Portfolios to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Investment Adviser's own internal research and investment strategy capabilities. Such research and analysis may be used by the Investment Advisers in connection with services to clients other than the Funds and Portfolios, and not all such services may be used by the Investment Adviser in connection with the Funds. An Investment Adviser's fees are not reduced by reason of the Investment Adviser's receipt of the research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Boards may determine, an Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Investment decisions for the Funds (and for the Portfolios) will be made independently from those for any other account or investment company that is or may in the future become managed by the Investment Advisers or their affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective investment adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the investment advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


During their last fiscal year, certain Funds acquired securities issued by their "regular brokers and dealers" or the parents of those brokers and dealers. Regular brokers and dealers means the 10 brokers or dealers that (i) received the greatest amount of brokerage commissions during the Fund's last fiscal year,
(ii) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year or (iii) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Following is a list of the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of May 31, 1996.

                                   Regular Broker                  Value of
                                     Or Dealer                 Securities Held
                                   --------------              ---------------
CASH INVESTMENT FUND           Bear, Stearns & Company            $75,000,000
                               CS First Boston                    $15,000,000
                               Merrill Lynch & Co.                $47,497,784
                               Morgan Stanley                    $345,781,386

READY CASH INVESTMENT FUND     Bear, Stearns & Company            $50,000,000
                               CS First Boston                    $10,000,000
                               Merrill Lynch & Co.                $37,499,817
                               Morgan Stanley                     $55,000,000

U.S. GOVERNMENT FUND           Bank of America Securities         345,781,386

TREASURY FUND                  None                                         0

MUNICIPAL MONEY MARKET FUND    None                                         0

STABLE INCOME FUND             Lehman Brothers Holdings             1,043,889

INTERMEDIATE GOVERNMENT FUND   None                                         0

DIVERSIFIED BOND FUND          Lehman Brothers Holdings             1,092,216
                               Paine Webber Group, Inc.               991,450
                               Dean Witter                            977,500
                               Charles Schwab Corporation             562,630

INCOME FUND                    None                                         0

TOTAL RETURN BOND FUND         Salomon Brothers Inc.                1,205,617

LIMITED TERM TAX-FREE FUND     None                                         0

TAX-FREE INCOME FUND           None                                         0

COLORADO TAX FREE FUND         None                                         0

MINNESOTA TAX FREE FUND`       None                                         0


CONSERVATIVE BALANCED FUND     Charles Schwab Corporation             187,544
                               Dean Witter                            293,598
                               Paine Webber Group, Inc.               495,725
                               Salomon Brothers Inc.                  497,433

                               Bear Stearns Company                   500,232
                               Charles Schwab Corporation             487,425
                               Donaldson, Lufkin & Jenrette, Inc.     111,562

MODERATE BALANCED FUND         Charles Schwab Corporation             562,630
                               Dean Witter                            636,131
                               Lehman Brothers Inc.                   819,162
                               Paine Webber Group, Inc.             1,090,595
                               Salomon Brothers Inc.                  895,522
                               Charles Schwab Corporation           1,940,000
                               Donaldson, Lufkin & Jenrette, Inc.     427,126


GROWTH BALANCED FUND           Charles Schwab Corporation             562,629
                               Dean Witter                            636,130
                               Lehman Brothers, Inc.                  819,162
                               Paine Webber Group, Inc.               991,450
                               Salomon Brothers Inc.                  497,432
                               Charles Schwab Corp.                 3,533,225
                               Donaldson, Lufkin & Jenrette, Inc.     784,125

INCOME EQUITY FUND             None                                         0

INDEX FUND                     Merrill Lynch & Co., Inc.              498,575
                               Morgan Stanley Group, Inc.             336,600
                               Salomon Brothers, Inc.                 192,626

VALUGROWTH STOCK FUND          None                                         0

DIVERSIFIED EQUITY FUND        Charles Schwab Corporation           9,971,600
                               Donaldson, Lufkin & Jenrette, Inc.   2,218,502

GROWTH EQUITY FUND             Charles Schwab Corporation          11,300,500
                               Donaldson, Lufkin & Jenrette, Inc.   2,524,500


LARGE COMPANY GROWTH FUND      Charles Schwab Corporation          11,300,500
                               Donaldson, Lufkin & Jenrette, Inc.   2,524,500

SMALL COMPANY STOCK FUND       None                                         0

SMALL COMPANY GROWTH FUND      None                                         0

CONTRARIAN STOCK FUND          None                                         0

INTERNATIONAL FUND             None                                         0


PORTFOLIO TURNOVER. A high rate of portfolio turnover involves corresponding greater expenses than a lower rate, which expenses must be borne by a fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. In order to continue for Federal tax purposes, less than 30% of the annual gross income of the Fund must be desired from the sale of securities held by the Fund for less than three months. See "Taxation" below. Portfolio turnover rates are set forth under "Financial Highlight's" in the Funds Prospectuses. The change in portfolio turnover rate for Income Fund and Intermediate Government Income Fund from 1995 to 1996 was due in part to the change in portfolio managers. Other significant changes in portfolio turnover rates was due to changing market conditions and the effect of those conditions on the Funds' investment policies.

7.  ADDITIONAL PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

GENERAL


Shares of all Funds are sold on a continuous basis by the distributor.

The per share net asset values of each class of shares of a Fund are expected to be substantially the same. Under certain circumstances, however, the per share net asset value of each class may vary. Due to the higher expenses of B Shares, the net asset value of B Shares will generally be lower than the net asset value of the other classes. The per share net asset value of each class of a Fund eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

MONEY MARKET FUNDS

As described in the Prospectuses, under certain circumstances a Money Market Fund may close early and advance time by which the Fund must receive a purchase or redemption order and payments. In that case, if an investor placed an order after the cut-off time the order would be processed on the follow-up business day and the investor's access to the fund would be temporarily limited.

CLASS A SHARES


OFFERING PRICE. Set forth below is an example of the method of computing the offering price of the A Shares of the Funds that offer A Shares. Other shares of the Trust are offered at their next determined net asset value. The example assumes a purchase of A Shares of the Fixed Income and Equity Funds' in an amount such that the purchase would be subject to each Fund's maximum sales charges set forth in the Prospectus at a price based on the net asset value per share of A Shares of each Fund at November 30, 1996. The maximum sales charges as of November 30, 1996 was 4.5% for each Equity Fund and 3.75% for each Fixed Income Fund, except Stable Income Fund, for which it was 1.50%. Offering price is determined as follows: Net asset value per share times the sum of one (1) plus the sales charge expressed as a percentage (for example 4.5% would equal 0.045).



                                              Net Asset                 Offering
                                           Value per Share               Price
                                           ---------------              --------
    Stable Income Fund                        $10.27                   $10.42
    Intermediate Government Income Fund       $11.17                   $11.59
    Income Fund                               $ 9.59                   $ 9.95
    Total Return Bond Fund                    $ 9.66                   $10.02
    Tax-Free Income Fund                      $10.13                   $10.51
    Colorado Tax-Free Fund                    $10.25                   $10.63
    Minnesota Tax-Free Fund                   $10.69                   $11.09
    Income Equity Fund                        $30.60                   $31.98
    ValuGrowth Stock Fund                     $25.35                   $26.49
    Diversified Equity Fund                   $33.32                   $34.82
    Growth Equity Fund                        $30.32                   $31.68
    Small Company Stock Fund                  $13.94                   $14.57
    Small Cap Opportunities Fund              $17.80                   $18.60
    Contrarian Stock Fund                     $10.46                   $10.93
    International Fund                        $20.16                   $21.07


STATEMENT OF INTENTION. As more fully described in the Prospectus, investors may obtain reduced sales charges with respect to the purchase of A Shares of the Funds by means of a written Statement of Intention, which expresses the investor's intention to invest $50,000 or more within a period of 13 months in A Shares of a Fund. The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. A Shares purchased with the first 5% of such amount will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge.

EXCHANGES

By making an exchange by telephone, the investor authorizes the Trust's transfer agent to act on telephonic instructions believed by the Trust's transfer agent to be genuine instructions from any person representing himself or herself to be the investor. The records of the Trust's transfer agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

Shareholders of A Shares may purchase, with the proceeds from a redemption of all or part of their shares, A Shares of the other Funds that offer A Shares or Investor Shares of Ready Cash Investment Fund or Municipal Money Market Fund. Shareholders of B Shares may purchase, with the proceeds from a redemption of all or part of their shares, B Shares of the other Funds that offer B Shares or Exchange Shares of Ready Cash Investment Fund. Shareholders of I Shares may purchase, with the proceeds from a redemption of all or part of their shares, I Shares of the other Funds or Institutional Shares of Ready Cash Investment Fund or Municipal Money Market Fund or shares of U.S. Government Fund and Treasury Fund.


Shareholders of Investor Shares of Ready Cash Investment Fund and Municipal Money Market Fund may purchase, with the proceeds from a redemption of all or part of their shares, Investor Shares of the other Fund or A Shares of the Funds that offer A Shares. Shareholders of Exchange Shares of Ready Cash Investment Fund may purchase, with the proceeds from a redemption of all or part of their shares, B Shares of the Funds that offer B Shares.


Shareholders of Institutional Shares of Ready Cash Investment Fund and Municipal Money Market Fund and others who are eligible to purchase I Shares may purchase, with the proceeds from a redemption of all or part of their shares, Institutional Shares of these Funds, or I Shares of the other Funds of the Trust.

Shareholders of Institutional Shares of Municipal Money Market Fund who are not eligible to purchase I Shares may purchase, with the proceeds from a redemption of all or part of their shares, shares of Cash Investment Fund, U.S. Government Fund and Treasury Fund. Similarly, shareholders of Cash Investment Fund, U.S. Government Fund and Treasury Fund who are not eligible to purchase I Shares may purchase, with the proceeds from a redemption of all or part of their shares, shares of the other two Funds or Institutional Shares of Municipal Money Market Fund.

Shareholders of A Shares or Investor Shares making an exchange will be subject to the applicable sales charge of any A Shares acquired in the exchange; provided, that the sales charge charged with respect to the acquired shares will be assessed at a rate that is equal to the excess (if any) of the rate of the sales charge that would be applicable to the acquired shares in the absence of an exchange over the rate of the sales charge previously paid on the exchanged shares. For purposes of the preceding sentence, A Shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

In addition, A Shares and Investor Shares acquired by a previous exchange transaction involving shares on which a sales charge has directly or indirectly been paid (e.g., shares purchased with a sales charge or issued in connection with an exchange transaction involving shares that had been purchased with a sales charge), as well as additional shares acquired through reinvestment of dividends or distributions on such shares will be treated as if they had been acquired subject to that sales charge.

Exchange Shares may only be acquired in exchange for B Shares of a Fund. B Shares ("original B Shares") may be exchanged for Exchange Shares without the payment of any contingent deferred sales charge; however, B Shares or Exchange Shares acquired as a result of an exchange and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the original B Shares as if those shares were being redeemed at that time. Exchange Shares may be exchanged without the payment of any contingent deferred sales charge; however, B Shares acquired as a result of such exchange and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the original B Shares as if those shares were being redeemed at that time.

REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed a formal election with the SEC pursuant to which a Fund will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

CONTINGENT DEFERRED SALES CHARGE (A SHARES)

A Shares of the Funds on which no initial sales charge was assessed pursuant to the Right of Accumulation or Statement of Intention, that are redeemed within specified periods after the purchase date will be subject to a contingent deferred sales charge upon redemption.

RIGHT OF ACCUMULATION

Contingent deferred sales charges may be charged on A Shares purchased without an initial sales charge pursuant to the Cumulative Quantity Discount (Right of Accumulation) that are redeemed within the first two years after purchase. No initial sales charge will apply to A Shares purchased if the value of those shares on the date of purchase plus the net asset value of all A Shares held by the shareholder (as of the close of business on the previous Fund Business Day) exceed $1,000,000. In that case the contingent deferred sales charge will apply to redemptions of shares within the first two years after purchase. For example, if a shareholder has made prior purchases of A Shares which now have a value of $900,000, the purchase of $150,000 of A Shares will not be subject to an initial sales charge but will be subject to the contingent deferred sales charge. The $900,000 of A Shares is not subject to the contingent deferred sales charge.

STATEMENT OF INTENTION


Contingent deferred sales charges may be charged on redemptions of A Shares purchased without an initial sales charge pursuant to a Statement of Intention ("SOI") that are redeemed within the first two years after purchase. If a shareholder purchases $1,000,000 or more within a 13 month period under an SOI, no initial sales charge will apply with respect to the entire amount purchased. However, the contingent deferred sales charge will apply with respect to the entire amount purchased amount if the shareholder never purchases $1,000,000 or more of A Shares under the SOI. The contingent deferred sales charge will not apply to SOIs of under $1,000,000 and will not be applied to SOIs for a greater amount. The holding period for each A Share, however, shall be determined from the date the share was purchased. If the shareholder redeems A Shares during the period that the SOI is in effect, a contingent deferred sales charge will be charged at the time the shareholder has purchased $1,000,000 or more worth of A Shares pursuant to the SOI and will be assessed at the rate applicable in the case of a single purchase of the minimum amount specified in the SOI. If the shareholder purchases less than the amount specified under the SOI, an additional contingent deferred sales charge may be assessed in respect of A Shares previously redeemed based on the amount actually purchased pursuant to the SOI.

REINSTATEMENT PRIVILEGE

A Shares purchased by a shareholder within 60 days following the redemption by the shareholder of A Shares in the same Fund with a value at least equal to the A Shares being purchased will not be subject to a contingent deferred sales charge; provided, however, that this exemption is not applicable to more than two purchases within a 12-month period.

CONTINGENT DEFERRED SALES CHARGE (A SHARES AND B SHARES)

With respect to A Shares and B Shares of the Funds, certain redemptions are not subject to any contingent deferred sales charge. No contingent deferred sales charge is imposed on (i) redemptions of shares acquired through the reinvestment of dividends and distributions, (ii) involuntary redemptions by a Fund of shareholder accounts with low account balances, (iii) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability, (iv) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

CONVERSION OF B SHARES AND EXCHANGE SHARES

The conversion of Exchange Shares to Investor Shares and B Shares to A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the distribution services fee with respect to the Exchange Shares and B Shares does not result in the Funds dividends or distributions constituting "preferential dividends" under the Code, and (ii) the conversion of Exchange Shares and B Shares does not constitute a taxable event under Federal income tax law. The conversion of Exchange Shares to Investor Shares and B Shares to A Shares may be suspended if such an opinion is no longer available at the time the conversion is to occur. In that event, no further conversions would occur, and shares might continue to be subject to a distribution services fee for an indefinite period, which may extend beyond the specified number of years for conversion of the original B Shares.

8.  TAXATION

Each Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Code. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements each Fund must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Since each Money Market Fund and Fixed Income Fund expects to derive substantially all of its gross income (exclusive of capital gains) from sources other than dividends, it is expected that none of such Funds dividends or distributions will qualify for the dividends-received deduction for corporations.


Certain listed options, regulated futures contracts and forward currency contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. Each Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.


With respect to over-the-counter put and call options, gain or loss realized by a Fund upon the lapse or sale of such options held by such Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund will be treated as short-term capital gain or loss. In general, if a Fund exercises an option, or an option that a Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by such Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (i) loss realized on disposition of one position of a straddle not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle;
(ii) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of section 1256 contracts.

A Fund's investments in zero coupon securities will be subject to special provisions of the Code which may cause the Fund to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Fund may be forced to sell other portfolio securities.


Each shareholder of Small Cap Opportunities Fund and International Fund should include in the shareholder's report of gross income in his Federal income tax return cash dividends received by the shareholder from the Fund. International Fund shareholders should also include the amount which the Fund advises the shareholder is the shareholder's pro rata portion, if any, of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to International Portfolio from its foreign investments. Each shareholder then would be entitled, subject to certain limitations, to take a foreign tax credit against the shareholders' Federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.


9.  ADDITIONAL INFORMATION ABOUT THE TRUST AND THE SHAREHOLDERS OF THE FUNDS

DETERMINATION OF NET ASSET VALUE - MONEY MARKET FUNDS

Pursuant to the rules of the SEC, the Board has established procedures to stabilize each Money Market Funds' net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, NY 10004.


KPMG Peat Marwick LLP, 99 High Street, Boston, MA 02110, independent auditors, served as the independent auditors for the Trust for the fiscal years ended May 31, 1996, 1995 and 1994, as well as for the fiscal year ended October 31, 1995 for those Funds that had that fiscal year end. For the prior fiscal periods another audit firm acted as independent auditors of the Trust's predecessor corporation.


GENERAL INFORMATION


The Trust is divided into twenty eight separate series representing shares of the Funds. The Trust received an order from the SEC permitting the issuance and sale of separate classes of shares representing interests in each of the Trust's existing funds; however, the Trust currently issues and operates the various Funds, separate classes of shares under the provisions of 1940 Act.


The Board has determined that currently no conflict of interest exists between or among each Fund's A Shares, B Shares and I Shares, among Ready Cash Investment Fund's Institutional, Investor and Exchange Shares and between Municipal Money Market Fund's Institutional and Investor Shares. On an ongoing basis, the Board, pursuant to its fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which (i) a court refuses to apply Delaware law, (ii) no contractual limitation of liability is in effect, and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

In order to adopt the name Norwest Funds, the Trust agreed in each Investment Advisory Agreement with Norwest that if Norwest ceases to act as investment adviser to the Trust or any Fund whose name includes the word "Norwest," or if Norwest requests in writing, the Trust shall take prompt action to change the name of the Trust and any such Fund to a name that does not include the word "Norwest." Norwest may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by Norwest, including marks or symbols containing the word "Norwest" or any variation thereof, as Norwest deems appropriate. Upon Norwest's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust has acknowledged that any rights in or to the word "Norwest" and any such marks or symbols which exist or may exist, and under any and all circumstances, shall continue to be, the sole property of Norwest. Norwest may permit other parties, including other investment companies, to use the word "Norwest" in their names without the consent of the Trust.

The Trust shall not use the word "Norwest" in conducting any business other than that of an investment company registered under the Act without the permission of Norwest.

RECENT MERGERS

As of May 17, 1996, three portfolios of the Trust, Adjustable U.S. Government Reserve Fund, Government Income Fund and Income Stock Fund (the "Acquired Funds") were reorganized into Stable Income Fund, Intermediate Government Income Fund and Income Equity Fund (the "Acquiring Funds"), respectively through the acquisition of all the assets and liabilities of the Acquired Funds by the corresponding Acquiring Funds. Each Acquiring Fund commenced operations prior to that date and was the entity that continued its existence after the transactions. Performance information for the Acquiring Funds only reflects the Acquiring Funds, performance and all fees listed in this Statement of Additional Information reflect the fees paid by the Acquiring Funds.

SHAREHOLDINGS

Table 7 to Appendix A lists the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund as of May 1, 1997.

FINANCIAL STATEMENTS


The financial statements of each Fund for the semi-annual period ended November 30, 1996 (which include statements of assets and liabilities, statements of operations, statements of changes in net assets, notes to financial statements, financial highlights and portfolios of investments) are included in the Semi-Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference. The financial statements of each Fund for the year ended May 31, 1996 (which include statements of assets and liabilities, statements of operations, statements of changes in net assets, notes to financial statements, financial highlights, portfolios of investments and the independent auditors' report thereon) are included in the Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference.


REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                    APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

MUNICIPAL AND CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated C typically are subordinated to senior debt which as assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.


Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.


Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH INVESTORS SERVICE, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rated F-1+.


A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT TERM MUNICIPAL LOANS

MOODY'S INVESTORS SERVICE, INC. Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. A rating of MIG-1/VMIG-1 denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Loans bearing the MIG-2/VMIG-2 designation are of high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-1 group. A rating of MIG 3/VMIG 3 denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. A rating of MIG 4/VMIG 4 denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATING GROUP. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest. Issues rated SP-3 have speculative capacity to pay principal and interest.

FITCH INVESTORS SERVICE, INC. Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Short-term issues rated F-1+ are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of F-1 reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1.

OTHER MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A-1 and A-2. Issues assigned an A rating are regarded as having the greatest capacity for timely payment.
Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated A-2 are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                          APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees payable under the Investment Advisory Agreements between Norwest and the Trust with respect to each Fund, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. That table also shows the dollar amount of fees payable under the investment advisory agreement between Schroder and Core Trust with respect to International Portfolio, the amount of fee that was waived by Schroder, if any, and the actual fee received by Schroder. The data is for the past three fiscal years or shorter period if the Fund/Portfolio has been in operation for a shorter period.


                                   Advisory Fee    Advisory Fee  Advisory Fee
                                     Payable           Waived      Retained
                                   ------------    ------------  ------------
CASH INVESTMENT FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        2,383,128              0      2,383,128
    Year Ended May 31, 1995        2,067,323              0      2,067,323

READY CASH INVESTMENT FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        4,128,532         44,547      4,083,985
    Year Ended May 31, 1995        2,153,906         71,093      2,082,813

U.S. GOVERNMENT FUND

    Year Ended May 31, 1997
    Year Ended May 31, 1996        2,205,102              0      2,205,102
    Year Ended May 31, 1995        1,687,958              0      1,687,958

TREASURY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,308,984              0      1,308,984
    Year Ended May 31, 1995        1,152,801              0      1,152,801

MUNICIPAL MONEY MARKET FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,907,103        303,321      1,603,782
    Year Ended May 31, 1995          987,273        175,377        811,896

STABLE INCOME FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          106,127              0        106,127
    Year End October 31, 1995        114,429              0        114,429

INTERMEDIATE GOVERNMENT INCOME FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          142,125              0        142,125
    Year End October 31, 1995        160,764              0        160,764

DIVERSIFIED BOND FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          344,777              0        344,777
    Year End October 31, 1995        607,061              0        607,061

                                   Advisory Fee    Advisory Fee  Advisory Fee
                                     Payable           Waived      Retained
                                   ------------    ------------  ------------
INCOME FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          981,244        196,249        784,995
    Year Ended May 31, 1995          560,463        149,529        410,934

TOTAL RETURN BOND FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          584,872        352,590        232,282
    Year Ended May 31, 1995          305,162        244,711         60,451

LIMITED TERM TAX-FREE FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996              N/A            N/A            N/A

TAX-FREE INCOME FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,187,026      1,032,179        154,847
    Year Ended May 31, 1995          671,570        306,789        364,781

COLORADO TAX-FREE FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          286,768        286,768              0
    Year Ended May 31, 1995          257,147        257,147              0

MINNESOTA TAX-FREE FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          154,733        154,733              0
    Year Ended May 31, 1995           67,504         67,504              0

CONSERVATIVE BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          376,529              0        376,529
    Year Ended October 31, 1995      547,353              0        547,353

MODERATE BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,208,825              0      1,208,825
    Year End October 31, 1995      1,722,174              0      1,722,174

GROWTH BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,424,260              0      1,424,260
    Year End October 31, 1995      1,849,672              0      1,849,672

INCOME EQUITY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          227,790              0        227,790
    Year End October 31, 1995        187,584              0       187,584

                                   Advisory Fee    Advisory Fee  Advisory Fee
                                     Payable           Waived      Retained
                                   ------------    ------------  ------------
INDEX FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          193,373        143,795         49,578
    Year End October 31, 1995        212,875              0        212,875

VALUGROWTH STOCK FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,335,281         16,691      1,318,590
    Year Ended May 31, 1995        1,132,507          4,813      1,127,694

DIVERSIFIED EQUITY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        3,038,858              0      3,038,858
    Year End October 31, 1995      3,737,147              0      3,737,147

GROWTH EQUITY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        3,342,391              0      3,342,390
    Year End October 31, 1995      3,961,897              0      3,961,897

LARGE COMPANY GROWTH FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          274,152              0        274,152
    Year End October 31, 1995        362,480              0        362,480

SMALL COMPANY STOCK FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          909,200        327,218        581,982
    Year Ended May 31, 1995          322,908        322,908              0

SMALL COMPANY GROWTH FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,653,578              0      1,653,578
    Year End October 31, 1995      1,984,348              0      1,984,348

CONTRARIAN STOCK FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          349,877         70,170        279,707
    Year Ended May 31, 1995          258,669        128,979        129,690

INTERNATIONAL FUND*
    Year Ended May 31, 1997
    Year Ended May 31, 1996          316,701              0        316,701
    Year End October 31, 1995        367,007              0        367,007


* Represents investment advisory fees paid to Schroder Capital Management Inc. by International Portfolio of Core Trust.

TABLE 2 - MANAGEMENT FEES

The following table shows the dollar amount of fees payable to (i) Forum for its management services with respect to each Fund (or class thereof for those periods when multiple classes were outstanding), (ii) Norwest for its administrative services with respect to International Fund and (iii) Forum with respect to its administrative securities with respect to International Portfolio. Also shown are the amount of fees that were waived by Forum and Norwest, if any, and the actual fees received by Forum and Norwest. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

(I) MANAGEMENT FEES TO FORUM


                                    Management      Management     Management
                                       Fee             Fee            Fee
                                     Payable          Waived        Retained
                                    ----------      ----------     ----------
CASH INVESTMENT FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,076,303        160,959        915,344
    Year Ended May 31, 1995          944,718        263,073        681,645

U.S. GOVERNMENT FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,002,126         40,949        961,177
    Year Ended May 31, 1995          786,649        135,127        651,522

TREASURY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          627,992        448,841        179,151
    Year Ended May 31, 1995          558,734        467,978         90,756

READY CASH INVESTMENT FUND
Investor Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          760,979         60,072        700,907
    Year Ended May 31, 1995          391,466        147,704        243,762
Institutional Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,569,081      1,569,081              0
    Year Ended May 31, 1995          739,794        589,996        149,797
Exchange Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              273            273              0
    Year Ended May 31, 1995              417            331             86

MUNICIPAL MONEY MARKET FUND
Investor Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          115,294         65,869         49,425
    Year Ended May 31, 1995           82,763         75,983          6,780
Institutional Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          990,763        814,669        176,094
    Year Ended May 31, 1995          481,393        393,600         87,793

                                    Management      Management     Management
                                       Fee             Fee            Fee
                                     Payable          Waived        Retained
                                    ----------      ----------     ----------
STABLE INCOME FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              623            623              0
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               33             33              0
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           34,720         34,720              0
    Year End October 31, 1995         38,143         38,143              0

INTERMEDIATE GOVERNMENT INCOME FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              666            666              0
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              412            412              0
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           41,991         41,991              0
    Year End October 31, 1995         48,716         48,716              0

DIVERSIFIED BOND FUND
I Shares
    Year Ended May 31, 1996           98,508         69,269         29,239
    Year Ended October 31, 1995      173,446        147,461         25,985

INCOME FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           11,894         11,894              0
    Year Ended May 31, 1995           12,210         11,607            603
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            6,732          6,732              0
    Year Ended May 31, 1995            5,559          3,553          2,006
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          373,872        353,908         19,964
    Year Ended May 31, 1995          206,416        124,725         81,691

TOTAL RETURN BOND FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            2,416          2,416              0
    Year Ended May 31, 1995              674            674              0

                                    Management      Management     Management
                                       Fee             Fee            Fee
                                     Payable          Waived        Retained
                                    ----------      ----------     ----------
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            3,264          3,264              0
    Year Ended May 31, 1995              923            923              0
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          228,269         12,744        215,525
    Year Ended May 31, 1995          120,468         17,639        102,829

LIMITED TERM TAX-FREE FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              N/A            N/A            N/A
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              N/A            N/A            N/A
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              N/A            N/A            N/A

TAX-FREE INCOME FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           67,046         27,085         39,961
    Year Ended May 31, 1995           64,084         64,084              0
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            9,866          9,866              0
    Year Ended May 31, 1995            6,348          5,591            757
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          397,898        304,725         93,173
    Year Ended May 31, 1995          198,196        139,199         58,997

COLORADO TAX-FREE FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           53,988         48,022          5,966
    Year Ended May 31, 1995           56,039         40,684         15,355
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           11,566         11,566              0
    Year Ended May 31, 1995            9,429          7,791          1,638
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           49,153         41,507          7,646
    Year Ended May 31, 1995           37,392         31,974          5,418

                                    Management      Management     Management
                                       Fee             Fee            Fee
                                     Payable          Waived        Retained
                                    ----------      ----------     ----------
MINNESOTA TAX-FREE FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           43,885         26,289         17,596
    Year Ended May 31, 1995           19,236         19,236              0
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           13,910         10,499          3,411
    Year Ended May 31, 1995            5,974          5,974              0
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            4,098          2,630          1,468
    Year Ended May 31, 1995            1,781          1,622            159

CONSERVATIVE BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           83,673         69,584         14,089
    Year Ended October 31, 1995      121,634        121,634              0

MODERATE BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          228,080        126,077        102,003
    Year Ended October 31, 1995      324,938        212,921        112,017

GROWTH BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          245,562        136,905        108,657
    Year Ended October 31, 1995      318,909        209,411        109,498

INCOME EQUITY FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            1,196          1,196              0
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              670            670              0
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           43,691         43,691              0
    Year Ended October 31, 1995       37,517         37,517              0

INDEX FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          128,916         93,961         34,955
    Year Ended October 31, 1995      141,917        141,917              0

                                    Management      Management     Management
                                       Fee             Fee            Fee
                                     Payable          Waived        Retained
                                    ----------      ----------     ----------

VALUGROWTH STOCK FUND
A Shares
    Year Ended May 31, 1997

    Year Ended May 31, 1996           27,427         27,427              0
    Year Ended May 31, 1995           24,465         24,465              0
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            8,763          8,763              0
    Year Ended May 31, 1995            5,593          4,617            976
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          297,630        147,086        150,544
    Year Ended May 31, 1995          253,243        148,800        104,443

DIVERSIFIED EQUITY FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               99             99              0
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               96             96              0
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          467,322        238,224        229,098
    Year Ended October 31, 1995      574,946        287,473        287,473
GROWTH EQUITY FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              100            100              0
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               25             25              0
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          371,252        187,661        183,591
    Year Ended October 31, 1995      440,211       286,1371        154,107

LARGE COMPANY GROWTH FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           42,177         40,150          2,027
    Year Ended October 31, 1995       55,766         55,766              0

SMALL COMPANY STOCK FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            5,800          5,800              0
    Year Ended May 31, 1995            1,655          1,515            140

                                    Management      Management     Management
                                       Fee             Fee            Fee
                                     Payable          Waived        Retained
                                    ----------      ----------     ----------
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            4,426          4,426              0
    Year Ended May 31, 1995            1,051          1,051              0
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          171,614         15,664        155,950
    Year Ended May 31, 1995           61,876         14,997         46,878

SMALL COMPANY GROWTH FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          183,731         76,278        107,453
    Year Ended October 31, 1995      220,483        177,287         43,196

CONTRARIAN STOCK FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            1,439          1,439              0
    Year Ended May 31, 1995              646            646              0
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            1,194          1,194              0
    Year Ended May 31, 1995              328            328              0
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           84,836         37,213         47,623
    Year Ended May 31, 1995           63,693            543         63,150

INTERNATIONAL FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              345            345              0
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              395            395              0
I Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           69,616              0         69,616
    Year Ended October 31, 1995      205,140         41,566        163,574

(II) ADMINISTRATIVE FEES TO NORWEST

INTERNATIONAL FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996          175,887              0        175,887
    Year Ended October 31, 1995      205,150              0        205,150

(III) ADMINISTRATIVE FEES TO FORUM


INTERNATIONAL PORTFOLIO
    Year Ended May 31, 1997
    Year Ended May 31, 1996          105,567         11,873         93,694
    Year Ended October 31, 1995      122,669         70,043         52,626

TABLE 3 - DISTRIBUTION FEES

The following table shows the dollar amount of fees payable to Forum for its distribution services with respect to each Fund (or class thereof), the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. All maintenance fees were waived by Forum during the fiscal years ended May 31, 1995 and 1996. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. Only Exchange Shares and B Shares incur distribution fees.

                                     Distribution   Distribution   Distribution
                                         Fee            Fee             Fee
                                       Payable         Waived        Retained
                                     ------------   ------------   ------------
READY CASH INVESTMENT FUND

Exchange Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            1,023          1,023              0
    Year Ended May 31, 1995            2,050          2,050              0

STABLE INCOME FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              245            245              0

INTERMEDIATE GOVERNMENT INCOME FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            2,646          2,646              0

INCOME FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           25,247          6,666         18,581
    Year Ended May 31, 1995           27,796          6,949         20,847

TOTAL RETURN BOND FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           12,239          3,619          8,620
    Year Ended May 31, 1995            4,612          1,153          3,459

TAX-FREE INCOME FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           36,997          2,390         34,607
    Year Ended May 31, 1995           31,738          7,934         23,803

COLORADO TAX-FREE FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           43,374            207         43,167
    Year Ended May 31, 1995           47,144         11,786         35,358

                                     Distribution   Distribution   Distribution
                                         Fee            Fee             Fee
                                       Payable         Waived        Retained
                                     ------------   ------------   ------------
MINNESOTA TAX-FREE FUND

B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           52,163              0         52,163
    Year Ended May 31, 1995           30,386          8,880         21,506

INCOME EQUITY FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            5,031              0          5,031

VALUGROWTH STOCK FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           32,860          5,269         27,591
    Year Ended May 31, 1995           27,965          6,991         20,974

DIVERSIFIED EQUITY FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              719            719              0

GROWTH EQUITY FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              187            187              0

SMALL COMPANY STOCK FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           16,598          4,077         12,521
    Year Ended May 31, 1995            5,256          2,038          3,218

CONTRARIAN STOCK FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            4,479          4,479              0
    Year Ended May 31, 1995            1,642            411          1,232

INTERNATIONAL FUND
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            2,959          2,930             29

TABLE 4 - SALES CHARGES

The following table shows (i) the dollar amount of sales charges payable to Forum with respect to sales of A Shares (or of the respective Funds prior to the offering of multiple classes of shares), (ii) the amount of sales charge retained by Forum and not reallowed to other persons, and (iii) the amount of contingent deferred sales charge ("CDSL") paid to Forum. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

                                         Sales          Retained         CDSL
                                        Charges          Amount          Paid
                                        -------         --------         ----
STABLE INCOME FUND

A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996              423             52             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --             75

INTERMEDIATE GOVERNMENT INCOME FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996            1,482            129             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --            964

INCOME FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,567,755          4,428             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --          8,272

TOTAL RETURN BOND FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,194,198          3,074             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --          2,853

TAX-FREE INCOME FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996        5,429,389         12,264             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --          6,576

                                         Sales          Retained         CDSL
                                        Charges          Amount          Paid
                                        -------         --------         ----
COLORADO TAX-FREE FUND

A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996        2,889,945          7,135             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --         12,557

MINNESOTA TAX-FREE FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996        4,598,204         12,506             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --          8,412

INCOME EQUITY FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           10,996          1,088             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --            570

VALUGROWTH STOCK FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,162,647          4,628             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --         12,911

DIVERSIFIED EQUITY FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           50,658             15             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --              0

GROWTH EQUITY FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996           26,825              7             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --              0

                                         Sales          Retained         CDSL
                                        Charges          Amount          Paid
                                        -------         --------         ----
SMALL COMPANY STOCK FUND


A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996        1,309,565          5,153          2,972
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --             --

CONTRARIAN STOCK FUND
A Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996          103,499            425             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --          1,432

INTERNATIONAL FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996              269             30             --
B Shares
    Year Ended May 31, 1997
    Year Ended May 31, 1996               --             --            213

TABLE 5 - ACCOUNTING FEES


The following table shows the dollar amount of fees payable to Forum Accounting for its accounting services with respect to each Fund, the amount of fee that was waived by Forum Accounting, if any, and the actual fee received by Forum Accounting. The table also shows similar information with respect to International Portfolio. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

                                         Fee              Fee         Fee
                                       Payable           Waived     Retained
                                       -------           ------     --------
CASH INVESTMENT FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           49,000              0         49,000
    Year Ended May 31, 1995           36,000              0         36,000

U.S. GOVERNMENT FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           46,000              0         46,000
    Year Ended May 31, 1995           36,000              0         36,000

TREASURY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           43,500              0         43,500
    Year Ended May 31, 1995           36,000              0         36,000

READY CASH INVESTMENT FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           63,000              0         63,000
    Year Ended May 31, 1995           48,000              0         48,000

MUNICIPAL MONEY MARKET FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           72,500              0         72,500
    Year Ended May 31, 1995           60,000              0         60,000

STABLE INCOME FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           37,452          7,136         30,316
    Year Ended October 31, 1995       51,700              0         51,700

INTERMEDIATE GOVERNMENT INCOME FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           29,452          5,322         24,130
    Year Ended October 31, 1995       52,700              0         52,700

DIVERSIFIED BOND FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           29,500          5,561         23,939
    Year Ended October 31, 1995       46,700              0         36,700

INCOME FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           79,500              0         79,500
    Year Ended May 31, 1995           64,000              0         64,000

                                         Fee              Fee         Fee
                                       Payable           Waived     Retained
                                       -------           ------     --------

TOTAL RETURN BOND FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           57,500              0         57,500
    Year Ended May 31, 1995           50,000              0         50,000

LIMITED TERM TAX-FREE FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996              N/A            N/A            N/A

TAX-FREE INCOME FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           66,000              0         66,000
    Year Ended May 31, 1995           62,000              0         62,000

COLORADO TAX-FREE FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           60,000              0         60,000
    Year Ended May 31, 1995           55,000              0         55,000

MINNESOTA TAX-FREE FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           56,000              0         56,000
    Year Ended May 31, 1995           55,300              0         55,300

CONSERVATIVE BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           32,500          6,054         26,446
    Year Ended October 31, 1995       54,266              0         54,266

MODERATE BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           36,000          7,104         28,896
    Year Ended October 31, 1995       52,266              0         52,266

GROWTH BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           34,000          6,591         27,409
    Year Ended October 31, 1995       50,833              0         50,833

INCOME EQUITY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           22,935          4,293         18,642
    Year Ended October 31, 1995       34,700              0         34,700

VALUGROWTH STOCK FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           57,500              0         57,500
    Year Ended May 31, 1995           48,500              0         48,500

                                         Fee              Fee         Fee
                                       Payable           Waived     Retained
                                       -------           ------     --------
INDEX FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           30,500          5,659         24,841
    Year Ended October 31, 1995       46,266              0         46,266

DIVERSIFIED EQUITY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           30,306          6,216         24,090
    Year Ended October 31, 1995       34,700              0         34,700

GROWTH EQUITY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           30,306          6,216         24,090
    Year Ended October 31, 1995       34,700              0         34,700

LARGE COMPANY GROWTH FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           21,000          3,755         17,245
    Year Ended October 31, 1995       34,700              0         34,700

SMALL COMPANY STOCK FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           60,500              0         60,500
    Year Ended May 31, 1995           51,000              0         51,000

SMALL COMPANY GROWTH FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           30,000          5,759         24,241
    Year Ended October 31, 1995       36,700              0         36,700

CONTRARIAN STOCK FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           52,000              0         52,000
    Year Ended May 31, 1995           50,000              0         50,000

INTERNATIONAL FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996           23,000          3,952         19,048
    Year Ended October 31, 1995       51,766         39,766         12,000

INTERNATIONAL PORTFOLIO
    Year Ended May 31, 1997
    Year Ended May 31, 1996           50,500          8,500         42,000
    Year Ended October 31, 1995       77,967          8,567         69,400

TABLE 6 - COMMISSIONS

The following table shows the aggregate brokerage commissions with respect to each Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

                                                     AGGREGATE
                                                  COMMISSIONS PAID


DIVERSIFIED BOND FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                           5,261
    Year Ended October 31, 1995                       1,750

CONSERVATIVE BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                           8,406
    Year Ended October 31, 1995                       9,298

MODERATE BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                          54,332
    Year Ended October 31, 1995                      57,931

GROWTH BALANCED FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                          69,732
    Year Ended October 31, 1995                      66,361

INCOME EQUITY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                          52,904
    Year Ended October 31, 1995                      25,321

INDEX FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                         121,170
    Year Ended October 31, 1995                     107,321

VALUGROWTH STOCK FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                         436,274
    Year Ended May 31, 1995                         485,176
    Year Ended May 31, 1994                         553,049

DIVERSIFIED EQUITY FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                         175,648
    Year Ended October 31, 1995                     180,093

                                                     AGGREGATE
                                                  COMMISSIONS PAID

GROWTH EQUITY FUND
    Year Ended May 31, 1997

    Year Ended May 31, 1996                         127,666
    Year Ended October 31, 1995                     115,993

LARGE COMPANY GROWTH FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                          42,229
    Year Ended October 31, 1995                      60,264

SMALL COMPANY STOCK FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                         208,021
    Year Ended May 31, 1995                          67,471

SMALL COMPANY GROWTH FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                         785,875
    Year Ended October 31, 1995                     600,341

CONTRARIAN STOCK FUND
    Year Ended May 31, 1997
    Year Ended May 31, 1996                          52,162
    Year Ended May 31, 1995                          43,397

INTERNATIONAL FUND*
    Year Ended May 31, 1997
    Year Ended May 31, 1996                         188,849
    Year Ended October 31, 1995                     348,358


* Reflects commission paid by International Portfolio; International Fund paid no commissions directly during either year.

TABLE 7 - 5% SHAREHOLDERS


The following table lists the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund as of August 31, 1997, as well as their percentage holding of all shares of the Fund. All percentages are rounded off to the nearest one percent. Certain persons own shares of the Funds of record only, including [Alpine & Co., BHC Securities, Inc., EMSEG & Co., First Stock Co., Norwest Bank Minnesota, N.A. and Stout & Co.]



                                                                 SHARE          % OF          % OF
                              NAME AND ADDRESS                  BALANCE         CLASS         FUND
                              ----------------                  -------         -----         ----
CASH INVESTMENT FUND          Norwest Bank Minnesota NA
                              Collective Trust Funds
                              Clearing Account
                              733 Marquette Avenue 4th Floor
                              Minneapolis, MN 55479-0050

                              Norwest Investment
                              Services c/o Greg
                              Wraalstad 608 2nd
                              Avenue South 8th Floor
                              MS 0162 Minneapolis
                              MN 55479-0162

READY CASH INVESTMENT FUND
  Investor Shares             BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street
                              Philadelphia PA 19103-3212

                              Norwest Investment Services
                              c/o Greg Warrlstad
                              608 2nd Avenue South
                              8th Floor, MS 0162
                              Minneapolis MN 55479-0162

  Institutional Shares        Norwest Bank MinnesotaNA
                              AMS
                              VP4600301
                              Attn: Cash Sweep Processing
                              733 Marquette Avenue 4th Floor
                              Minneapolis, MN 55479-0050

                              Norwest Bank Minnesota NA
                              AMS
                              VP460500022
                              Attn: Cash Sweep
                              Processing
                              733 Marquette Avenue
                              4th Floor Minneapolis,
                              MN 55479-0050

                              Norwest Bank Minnesota
                              NA AMS
                              VP4500030
                              Attn: Cash Sweep Processing
                              733 Marquette Avenue 4th Floor
                              Minneapolis, MN 55479-0050



                              Alpine & Co
                              Non Discretionary
                              1740 Broadway MS 8751
                              Denver, CO 80274

  Exchange Shares             Stephen P. Arkulary
                              and Helen M. Doane
                              Jt. Ten  711266
                              595 W. Wabasha Street
                              Duluth  MN  55803

                              Norwest Bank Minnesota
                              Cust. for IRA Account of
                              Dennis M. Dougherty
                              RD 1, Box 1444
                              East Stroudsburg  PA 18301

                              BHC Securities Inc.
                              One Commerce Square
                              2005 Market Street
                              Philadelphia  PA 19103-3212

  U.S. GOVERNMENT FUND        Alpine & Co
                              Non-Discretionary
                              1740 Broadway MS 8751
                              Denver, CO 80274

                              Norwest Bank Minnesota NA
                              AMS
                              Collective Trust Funds
                              Clearing Account
                              733 Marquette Avenue 4th Floor
                              Minneapolis, MN 55479-0050

                              Norwest Investment Services
                              c/o Greg Wraalstad
                              608 2nd Avenue South
                              8th Floor -- MS 0162
                              Minneapolis  MN 55479-0162

  TREASURY FUND               Alpine & Co.
                              Discretionary
                              1740 Broadway MS 8751
                              Denver, CO 80274

                              Norwest Bank Minnesota NA
                              AMS
                              Collective Trust Funds
                              Clearing Account
                              733 Marquette Avenue 4th Floor
                              Minneapolis, MN 55479-0050

                              Norwest Bank Colorado Springs
                              Attn: Jan Peto



                              P.O. Box 400
                              Colorado Springs, CO 80901

                              Norwest Investment Services
                              c/o Greg Wraalstad
                              608 2nd Avenue South
                              8th Floor -- MS 0162
                              Minneapolis  MN 55479-0162

MUNICIPAL MONEY MARKET
FUND

  Investor Shares             BHC Securities, Inc.
                              Attn: Cash Sweeps
                              One Commerce Square
                              2005 Market Street
                              Philadelphia PA 19103-3212

                              Norwest Investment Services
                              c/o Greg Wraalstad
                              608 2nd Avenue South
                              8th Floor  MS - 0162

  Institutional Shares        Norwest Bank Minnesota NA
                              AMS
                              Collective Trust Funds
                              Clearing Account
                              733 Marquette Avenue 4th Floor
                              Minneapolis, MN 55479-0050

                              Norwest Bank Minnesota NA
                              VP4620002
                              Attn: Cash Sweep Processing
                              733 Marquette Avenue 4th Floor
                              Minneapolis, MN 55479-0050

                              Finaba
                              Non Discretionary Cash Account
                              Attn: Jon Rutter
                              1314 Avenue K
                              Lubbock  TX  79401

                              Norwest Investment Services
                              c/o Greg Wraalstad
                              608 2nd Avenue South
                              8th Floor  MS - 0162
                              Minneapolis  MN 55479-0162



STABLE INCOME FUND
  A Shares                    Ramsey Foundation
                              8100 34th Avenue South
                              PO Box 1309
                              Minneapolis, MN 55440-1309

                              St. Paul Ramsey Medical Center
                              6th Floor
                              8100 34th Ave South
                              PO Box 1309
                              Minneapolis, MN 55440-1309

                              Von Maur Investment Co
                              6565 Brady St.
                              Davenport, IA 52806

                              Aspen Medical Group, PA
                              1021 Bandana Blvd. E,
                              Suite 200
                              St. Paul, MN 55108

                              Analysts International
                              Corporation
                              7615 Metro Blvd.
                              Minneapolis, MN 55439

  B Shares                    Fred P. Mattson
                              and Berry J. Matton
                              P.O. Box 248
                              Elmwood, WI 54740-0248

                              BHC Securities, Inc.
                              FBO 52443692
                              One Commerce Square
                              2005 Market St. STE 1200
                              Philadelphia, PA 19103

                              BHC Securities, Inc.
                              FBO 52509602
                              One Commerce Square
                              2005 Market St. STE 1200
                              Philadelphia, PA 19103

                              Norwest Investment
                              Services, Inc.
                              FBO 800059291
                              Northstar Building
                              East - 8th Fl.
                              618 Second Avenue -South
                              Minneapolis  MN 55479-0162

                              Janet R. Anderson
                              TOD
                              1874 Summit Avenue
                              St. Paul  MN  55105



                              Charles Anjad-Ali
                              1305 Dayton Avenue
                              St. Paul  MN  55104

INTERMEDIATE
GOVERNMENT INCOME FUND
  A Shares                    BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street
                              Philadelphia  PA 19103-3212

                              Ibrahim M. Almadani
                              and Salwa A.Aboulghaffar
                              c/o Bernie Harkel
                              10010 Regency Circle
                              Omaha  NE  68114

INCOME FUND
  A Shares                    BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street
                              Philadelphia PA 19103-3212

TOTAL RETURN BOND FUND
  A Shares                    BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street
                              Philadelphia PA 19103-3212

                              Norwest Wealthbuilder
                              Reinvest Account
                              733 Marquette Avenue
                              Minneapolis, MN 55479-0050

  I Shares                    Dentru & Co
                              Non-Discretionary Cash
                              1740 Broadway Mail 8676
                              Denver CO 80274

                              Seret & Co.
                              Discretionary Reinvest
                              1700 Broadway MS 0076
                              Denver, CO 80274

LIMITED TERM TAX-FREE
FUNDS

  Investor Shares             Victoria & Co.
                              Non-Discretionary
                              Reinvest
                              Trust Operations
                              One O'Connor Plaza
                              Victoria  TX  77901

                              Victoria & Co. Special



                              Common Trust Fund
                              Trust Operations
                              One O'Connor Plaza
                              Victoria  TX  77901

                              Norwest Limited Term
                              Tax-Exempt Bond Fund
                              PO Box 1450 NW 8477
                              Minneapolis  MN 55480-8477

TAX-FREE INCOME FUND
  A Shares                    BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street
                              Philadelphia PA 19103-3212

  I Shares                    Dentru & Co
                              Non-Discretionary Cash
                              1740 Broadway Mail 8676
                              Denver CO 80274

                              FINABA
                              Discretionary Cash Acct.
                              1314 Avenue K
                              Lubbock, TX 79401

                              Norwest Tax Exempt Bond Fund
                              P.O. Box 1450 NW 8477
                              Minneapolis, MN 55480-8477

COLORADO TAX-FREE FUND
  A Shares                    BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street
                              Philadelphia PA 19103-3212


                              Walter Stonehocker and
                              Roswitha Stonehocker
                              15600 Holly
                              Brighton, CO 80601

  B Shares                    Ronald T. Stecker and
                              Dorothy E. Stecker
                              Jt Ten
                              27 Eagle Drive
                              Littleton  CO  80123

  I Shares                    Dentru & Co
                              Non-Discretionary Cash
                              1740 Broadway Mail 8676
                              Denver CO 80274


MINNESOTA TAX-FREE
FUND

  A Shares                    BHC Securities, Inc.



                              One Commerce Square
                              2005 Market Street
                              Philadelphia PA 19103-3212

  I Shares                    Norwest Bank Minnesota, NA
                              Agnt Madri Inc. Agency
                              U/A/DT 5/14/96
                              733 Marquette Avenue MS-0036
                              Minneapolis,  MN 55479-0036

INCOME EQUITY FUND

  A Shares                    BHC Securities, Inc.
                              Trade House Acct.
                              One Commerce Square
                              2005 Market St.
                              Philadelphia, PA 19103-3212


VALUGROWTH STOCK FUND

  A Shares                    BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street
                              Philadelphia PA 19103-3212

                              Norwest Wealthbuilder
                              Reinvest Account
                              733 Marquette Avenue
                              Minneapolis  MN 55479-0040

DIVERSIFIED EQUITY
FUND

  A Shares                    BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street
                              Philadelphia  PA 19103-3212
GROWTH EQUITY FUND

  A Shares                   BHC Securities, Inc.
                             One Commerce Square
                             2005 Market Street
                             Philadelphia  PA 19103-3212

                             Norwest Wealthbuilder
                             Reinvest Account
                             733 Marquette Avenue
                             Minneapolis  MN 55479-0040

SMALL COMPANY STOCK
FUND

  A Shares                    Norwest Wealthbuilder
                              Reinvest Account
                              733 Marquette Avenue
                              Minneapolis, MN 55479-0040



                              BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street
                              Suite 1200
                              Philadelphia PA 19103

  B Shares                    BHC Securities, Inc.
                              FAO 52711393
                              One Commerce Square
                              2005 Market Street
                              Philadelphia PA 19103-3212

  I Shares                    Dentru & Co
                              Non-Discretionary Cash
                              1740 Broadway Mail 8676
                              Denver CO 80274

                              Norwest Bank Minnesota
                              Cust Norwest
                              Foundation - NIM
                              A/C 12928201
                              PO Box 1450 NW 0477
                              Minneapolis  MN 55480-8477

SMALL CAP
OPPORTUNITIES FUND

  A Shares                    Richard M. Leach
                              and Peter W. Nash
                              Trst The Edward
                              Sturgis Trust
                              U/A DTD 3/10/72
                              2 Portland Square
                              Portland  ME  04101

                              BHC Securities, Inc.
                              Trade House Act
                              Attn: Mutual Fd Dept.
                              One Commerce Square
                              2505 Market Street
                              Philadelphia  PA 19103

                              Norwest Investment
                              Services, Inc.
                              FBO 7022167001
                              Northstar Building
                              East - 8th Fl.
                              608 Second Avenue South
                              Minneapolis  MN 55479-0162

                              Norwest Investment
                              Services, Inc.
                              FBO 101482111
                              Northstar Building
                              East - 8th Fl.
                              608 Second Avenue South
                              Minneapolis  MN 55479-0162

  B Shares                    Tom S. Haupin
                              1667 Oriole Drive
                              Galesburg  IL  61401



                              Norwest Investment
                              Services, Inc.
                              FBO 701984451
                              Northstar Building
                              East - 8th Fl.
                              608 Second Avenue South
                              Minneapolis  MN 55479-0162

                              Norwest Investment
                              Services, Inc.
                              FBO 701942871
                              Northstar Building
                              East - 8th Fl.
                              608 Second Avenue South
                              Minneapolis  MN 55479-0162

                              BHC Securities, Inc.
                              FAO 51729488
                              Attn: Mutual Funds Dept.
                              One Commerce Square
                              2005 Market Street, Suite 1200
                              Philadelphia  PA 19103

CONTRARIAN STOCK FUND
  A Shares                    BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street Suite 1200
                              Philadelphia PA 19103

                              Richard and Ramute Bell
                              Richard & Ramute Bell Consvtrs
                              Consv Jody Kay Bell
                              726367
                              Norfolk  NE  68701

                              Marcia Mattson
                              2039 Virginia Lane
                              Grafton  WI  53024

  B Shares                    Lynda J. Best
                              3270 Jay Avenue
                              Bravton IA  50042

                              Norwest Investment
                              Services, Inc.
                              FBO 702022391
                              Northstar Building
                              East - 8th Fl.
                              608 Second Avenue South
                              Minneapolis  MN 55479-0162

  I Shares                    Dentru & Co
                              Non-Discretionary Cash
                              1740 Broadway Mail 8676
                              Denver CO 80274



                              Seret & Co.
                              Discretionary Reinvest
                              1740 Broadway MS 8751
                              Denver, CO 80274

INTERNATIONAL FUND

  A Shares                    Norwest Wealthbuilder
                              Reinvest Account
                              733 Marquette Avenue
                              Minneapolis, MN 55479-0040

                              BHC Securities, Inc.
                              One Commerce Square
                              2005 Market Street
                              Suite 1200
                              Philadelphia PA 19103

  B Shares                    BHC Securities, Inc.
                              FAO 43268824
                              One Commerce Square
                              2005 Market Street
                              Suite 1200
                              Philadelphia PA 19103

                              David A. Struvk
                              1941 Crestview Circle
                              Ewcelsior MN  55331


                            APPENDIX C - PERFORMANCE DATA

TABLE 1 - MONEY MARKET FUND YIELDS


As of May 31, 1997, the seven day yield, seven day effective yield and, for Municipal Money Market Fund, the seven day tax equivalent yield, of each class of the Money Market Funds was as follows. For the tax-equivalent yield quotations, the assumed Federal income tax rate is 39.6%.



                                              Effective      Tax-Equivalent       Tax-Equivalent
                                 Yield          Yield             Yield           Effective Yield
                                 -----        ---------      --------------       ---------------
CASH INVESTMENT FUND             %              %                 N/A                 N/A

READY CASH INVESTMENT FUND
    Investor Shares              %              %                 N/A                 N/A
    Institutional Shares         %              %                 N/A                 N/A
    Exchange Shares              %              %                 N/A                 N/A

U.S. GOVERNMENT FUND                                              N/A                 N/A

TREASURY FUND                                                     N/A                 N/A

MUNICIPAL MONEY MARKET FUND
    Investor Shares
    Institutional Shares



TABLE 2 - YIELDS


For the 30-day period ended May 31, 1997 the annualized yield and, where applicable, the tax equivalent yield of each class of the Fixed Income Funds, Balanced Funds and Equity Funds was as follows. For the tax-equivalent yield quotations, the assumed Federal income tax rate is 39.6%. In addition, for the tax-equivalent yields of the Colorado and Minnesota Tax-Free Funds, the assumed Colorado and Minnesota income tax rates are 5% and 8.5%, respectively. Limited Term Tax-Free Fund had not commenced operations as of November 30, 1996.

                                                      Tax Equivalent
                                      Yield                Yield
                                      -----           --------------
STABLE INCOME FUND
    A Shares                           %                   N/A
    B Shares                           %                   N/A
    I Shares                           %                   N/A

INTERMEDIATE GOVERNMENT INCOME FUND
    A Shares                           %                   N/A
    B Shares                           %                   N/A
    I Shares                           %                   N/A

DIVERSIFIED BOND FUND
    A Shares                           N/A                 N/A
    B Shares                           N/A                 N/A
    I Shares                           %                   N/A

                                                       Tax Equivalent
                                       Yield                Yield
                                       -----           --------------
INCOME FUND
    A Shares                           %                   N/A
    B Shares                           %                   N/A
    I Shares                           %                   N/A

TOTAL RETURN BOND FUND
    A Shares                           %                   N/A
    B Shares                           %                   N/A
    I Shares                           %                   N/A

LIMITED TERM TAX-FREE FUND
    A Shares                           N/A                 N/A
    B Shares                           N/A                 N/A
    I Shares                           N/A                 N/A

TAX-FREE INCOME FUND
    A Shares                           %                   %
    B Shares                           %                   %
    I Shares                           %                   %

COLORADO TAX-FREE FUND
    A Shares                           %                   %
    B Shares                           %                   %
    I Shares                           %                   %

MINNESOTA TAX-FREE FUND
    A Shares                           %                   %
    B Shares                           %                   %
    I Shares                           %                   %

CONSERVATIVE BALANCED FUND
    I Shares                           N/A                 N/A

MODERATE BALANCED FUND
    I Shares                           N/A                 N/A

GROWTH BALANCED FUND
    I Shares                           N/A                 N/A

DIVERSIFIED EQUITY FUND
    A Shares                           N/A                 N/A
    B Shares                           N/A                 N/A
    I Shares                           N/A                 N/A

GROWTH EQUITY FUND
    A Shares                           N/A                 N/A
    B Shares                           N/A                 N/A
    I Shares                           N/A                 N/A

INDEX FUND
    I Shares                           N/A                 N/A

                                                       Tax Equivalent
                                       Yield                Yield
                                       -----           --------------
VALUGROWTH STOCK FUND
    A Shares                           N/A                 N/A
    B Shares                           N/A                 N/A
    I Shares                           N/A                 N/A

INCOME EQUITY FUND
    A Shares                           N/A                 N/A
    B Shares                           N/A                 N/A
    I Shares                           N/A                 N/A

LARGE COMPANY GROWTH FUND
    I Shares                           N/A                 N/A

SMALL COMPANY STOCK FUND
    A Shares                           N/A                 N/A
    B Shares                           N/A                 N/A
    I Shares                           N/A                 N/A

SMALL COMPANY GROWTH FUND
    I Shares                           N/A                 N/A

CONTRARIAN STOCK FUND
    A Shares                           N/A                 N/A
    B Shares                           N/A                 N/A
    I Shares                           N/A                 N/A

INTERNATIONAL FUND
    A Shares                           N/A                 N/A
    B Shares                           N/A                 N/A
    I Shares                           N/A                 N/A

SMALL CAP OPPORTUNITIES FUND
    A Shares                           N/A                 N/A
    B Shares                           N/A                 N/A
    I Shares                           N/A                 N/A



TABLE 3 - TOTAL RETURNS


The average annual total return of each class of each Fixed Income and Equity Fund for the periods ended May 31, 1997 was as follows. The actual dates of the commencement of each Fund's operations, or the commencement of the offering of each class' shares, is listed in the Fund's financial statements. The performance of the Funds marked with an asterisk (*) includes the performance of a collective investment fund prior to its conversion into the Fund. See "Performance and Advertising Data - Multiclass, Collective Trust Fund and Core-Gateway Performance."


                                                                                    Since
                                     One Year      Five Years      Ten Years      Inception
                                     --------      ----------      ---------      ---------
STABLE INCOME FUND
    A Shares                           %              N/A            N/A            %
    B Shares                           N/A            N/A            N/A            %
    I Shares                           %              N/A            N/A            %



                                                                                    Since
                                     One Year      Five Years      Ten Years      Inception
                                     --------      ----------      ---------      ---------
INTERMEDIATE GOVERNMENT INCOME FUND*
    A Shares                           %              %              %              N/A
    B Shares                           %              N/A            N/A            %
    I Shares                           %              %              %              N/A

DIVERSIFIED BOND FUND*
    A Shares                           N/A            N/A            N/A            N/A
    B Shares                           N/A            N/A            N/A            N/A
    I Shares                           %              %              %              N/A

INCOME FUND
    A Shares                           %              %              N/A            %
    B Shares                           %              N/A            N/A            %
    I Shares                           %              %               N/A           %

TOTAL RETURN BOND FUND
    A Shares                           %              N/A            N/A            %
    B Shares                           %              N/A            N/A            %
    I Shares                           %              N/A            N/A            %

LIMITED TERM TAX-FREE FUND
    A Shares                           N/A            N/A            N/A            N/A
    B Shares                           N/A            N/A            N/A            N/A
    I Shares                           N/A            N/A            N/A            %

TAX-FREE INCOME FUND
    A Shares                           %              %              N/A            %
    B Shares                           %              N/A            N/A            %
    I Shares                           %              %              N/A            %

COLORADO TAX-FREE FUND
    A Shares                           %              N/A            N/A            %
    B Shares                           %              N/A            N/A            %
    I Shares                           %              N/A            N/A            %

MINNESOTA TAX-FREE FUND
    A Shares                           %              %              N/A            %
    B Shares                           %              N/A            N/A            %
    I Shares                           %              %              N/A            %

CONSERVATIVE BALANCED FUND
    I Shares                           %              %              N/A            %

MODERATE BALANCED FUND
    I Shares                           %              %              N/A            %

GROWTH BALANCED FUND
    I Shares                           %              %              N/A            %

INCOME EQUITY FUND*
    A Shares                           %              %              N/A            %
    B Shares                           N/A            N/A            N/A            %
    I Shares                           %              %              N/A            %
    Since



                                                                                    Since
                                     One Year      Five Years      Ten Years      Inception
                                     --------      ----------      ---------      ---------
INDEX FUND*
    A Shares                           N/A            N/A            N/A            N/A
    B Shares                           N/A            N/A            N/A            N/A
    I Shares                           %              %              N/A            %

VALUGROWTH STOCK FUND
    A Shares                           %              %              N/A            %
    B Shares                           %              N/A            N/A            %
    I Shares                           %              %              N/A            %

DIVERSIFIED EQUITY FUND*
    A Shares                           %              %              N/A            %
    B Shares                           N/A            N/A            N/A            N/A
    I Shares                           %              %              N/A            %

GROWTH EQUITY FUND*
    A Shares                           %              %              N/A            %
    B Shares                           N/A            N/A            N/A            %
    I Shares                           %              %              N/A            %

LARGE COMPANY GROWTH FUND*
    A Shares                           N/A            N/A            N/A            N/A
    B Shares                           N/A            N/A            N/A            N/A
    I Shares                           %              %              %              N/A

SMALL COMPANY STOCK FUND
    A Shares                           %              N/A            N/A            %
    B Shares                           %              N/A            N/A            %
    I Shares                           22.12%         N/A            N/A            %

SMALL COMPANY GROWTH FUND*
    I Shares                           %              %              %              N/A

CONTRARIAN STOCK FUND
    A Shares                           %              N/A            N/A            %
    B Shares                           %              N/A            N/A            %
    I Shares                           %              N/A            N/A            %

INTERNATIONAL FUND*
    A Shares                           %              N/A            N/A            %
    B Shares                           %              N/A            N/A            %
    I Shares                           %              N/A            N/A            %

SMALL CAP OPPORTUNITIES FUND
    A Shares                           %              N/A            N/A            %
    B Shares                           N/A            N/A            N/A            %
    I Shares                           %              N/A            N/A            %

                                        PART C
                                  OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)      FINANCIAL STATEMENTS.

Not Applicable to this filing.

         FINANCIAL HIGHLIGHTS.

Not Applicable to this filing.

(b)      EXHIBITS.

NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PreEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 33-9645.

(1)* Trust Instrument of Registrant as now in effect (filed as Exhibit 1 to PEA No. 35).

(2)*   By-Laws of Registrant as now in effect (filed as Exhibit 2 to PEA No.
35).

(3)    Not Applicable.

(4)* Specimen Certificate for shares of beneficial interest of each class of each portfolio of Registrant. Except for the names of the classes of shares and CUSIP numbers. the certificate of each class of each portfolio of Registrant is substantially the same as the specimen certificate, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (filed as Exhibit 4 to PEA No. 35).

(5)    (a)    Form of Investment Advisory Agreement between Registrant and
              Norwest Investment Mangement, Inc. relating to Cash Investment
              Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury
              Fund, Municipal Money Market Fund, Stable Income Fund, Short
              Maturity Government Bond Fund, Intermediate Government Income
              Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund,
              Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado
              Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota
              Tax-Free Fund, Conservative Balanced Fund, Moderate Balanced
              Fund, Growth Balanced Fund, Aggressive Balanced Fund, Index Fund,
              Income Equity Fund, ValuGrowth-SM- Stock Fund, Diversified Equity
              Fund, Growth Equity Fund, Large Company Growth Fund, Small
              Company Stock Fund, Small Company Growth Fund, Diversified Small
              Cap Fund, Small Cap Opportunities Fund, Contrarian Stock Fund,
              International Fund, Norwest WealthBuilder II High Growth
              Portfolio,

         Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Balanced Portfolio, Performa Smith Disciplined Growth Fund, Performa Smith Small Cap Value Fund, Performa Large Cap Value Fund, Performa Galliard Strategic Value Bond Fund and Performa Schroder Global Growth Fund. Except for the names of each series of the Registrant, the Investment Advisory Agreement of each series of Registrant is substantially the same as the Investment Advisory Agreement, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act Except for the names of each series of the Registrant, the Investment Advisory Agreement of each series of Registrant is substantially the same as the Investment Advisory Agreement, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (filed herewith).

       (b)* Investment Sub-Advisory Agreement between Registrant and Crestone Capital Management, Inc. relating to Small Company Stock Fund (filed as Exhibit 5(b) to PEA No. 35).

       (c)* Investment Sub-Advisory Agreement between Registrant and Schroder Capital Management International Inc. relating to the Diversified Equity Fund, Growth Equity Fund, International Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund (filed as Exhibit 5(c) to PEA No. 35).

       (d)* Advisory Agreement between Registrant and Norwest Bank Minnesota, N.A., relating to Cash Investment Fund, Treasury Fund, U.S. Government Fund, Ready Cash Investment Fund, Municipal Money Market Fund, Minnesota Tax-Free Fund, Colorado Tax-Free Fund, Government Income Fund, Income Fund, Tax-Free Income Fund, Adjustable U.S. Government Reserve Fund, ValuGrowth Stock Fund, and Income Stock Fund (filed as Exhibit 5(d) to PEA No. 35).

       (e) Form of Investment Sub-Advisory Agreement between Registrant and Galliard Capital Management International Inc. relating to the Stable Income Fund (filed herewith).

       (f) Form of Investment Sub-Advisory Agreement between Registrant and Peregrine Capital Management International Inc. relating to the Small Company Growth Fund and Large Company Growth Fund (filed herewith).

       (g) Form of Investment Sub-Advisory Agreement between Registrant and United Capital Management relating to Total Return Bond Fund and Contrarian Stock Fund (filed herewith).

 (6)* Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant (filed as Exhibit 6 to PEA No. 35).

(7)    Not Applicable.

(8)    (a)*   Custodian Agreement between Registrant and Norwest Bank
              Minnesota, N.A. dated August 1, 1993 as amended November 11, 1994
              (filed as Exhibit 8(a) to PEA No. 35).

       (b)* Transfer Agency Agreement to be between Registrant and Norwest Bank Minnesota, N.A. (filed as Exhibit 8(b) to PEA No. 35).

(9)    (a)*   Management Agreement between Registrant and Forum Financial
              Services, Inc. relating to each portfolio of Registrant (filed as Exhibit 9(a) to PEA No. 35).

       (b)* Fund Accounting Agreement between Registrant and Forum Financial Corp. (filed as Exhibit 9(b) to PEA No. 35).

       (c)* Administration Services Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to International Fund (filed as
              Exhibit 9(c) to PEA No. 35).

(10)   (a)*   Opinion of  Seward & Kissel (filed on December 31, 1986 as
              Exhibit 10(a) of PreEA 2).

       (b)*   Opinion of  Seward & Kissel (filed as Exhibit 10(b) to PEA No.
              35).

(11)   (a)    Not applicable.

(11)   (b)    Not applicable.

(12)   Not Applicable.

(13)* Investment representation letter of John Y. Keffer as initial purchaser of shares of stock of Registrant (filed on December 31, 1986 as Exhibit 13 of PreEA 2).

(14)*  Individual Retirement Account materials (filed on April 22, 1994 as
       Exhibit 14 to PEA 24).

(15)* Rule 12b-1 Plan adopted by Registrant with respect to the Income Fund, Tax-Free Income Fund, Minnesota Tax-Free Fund, ValuGrowth Stock Fund, Adjustable U.S. Government Reserve Fund, Colorado Tax-Free Fund, Income Stock Fund, Arizona Tax-Free Fund, Contrarian Stock Fund, Small Company Stock Fund, Government Income Fund, Total Return Bond Fund, Stable Income Fund, Income Equity Fund, Diversified Equity Fund, Intermediate U.S. Government Fund, Growth Equity Fund and Exchange Shares of Ready Cash Investment Fund (filed as Exhibit 15 to PEA No. 35).

(16) Schedule for Computation of each Performance Quotation provided in the Registration Statement in response to Item 22 (filed on June 2, 1997 as
       Exhibit 16 to PEA 42.)

(17)   Not Applicable.

(18)* Multiclass (Rule 18f-3) Plan adopted by Registrant (filed as Exhibit 18 to PEA No. 35).

Other Exhibits

(A)* Power of Attorney of James C. Harris, Trustee of Registrant (filed as Other Exhibit A to PEA No. 35).

(B)* Power of Attorney of Richard M. Leach, Trustee of Registrant (filed as Other Exhibit B to PEA No. 35).

(C)* Power of Attorney of Robert C. Brown, Trustee of Registrant (filed as Other Exhibit C to PEA No. 35).

(D)* Power of Attorney of Donald H. Burkhardt, Trustee of Registrant (filed as Other Exhibit D to PEA No. 35).

(E)* Power of Attorney of John Y. Keffer, Trustee of Registrant (filed as Other Exhibit E to PEA No. 35).

(F)* Power of Attorney of Donald C. Willeke, Trustee of Registrant (filed as Other Exhibit F to PEA No. 35).

(G)* Power of Attorney of Timothy J. Penny, Trustee of Registrant (filed as Other Exhibit G to PEA No. 35).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF MAY 1, 1997.

                                                                       Number of
Title of Class of Unit of Beneficial Interest                     Record Holders

---------------------------------------------                     --------------

Cash Investment Fund                                                         49
U.S. Government Fund                                                         34
Treasury Fund                                                                25
Municipal Money Market Fund
       Investor Shares                                                       20
       Institutional Shares                                                  13
Ready Cash Investment Fund
       Investor Shares                                                      160
       Institutional Shares                                                  14

       Exchange Class                                                        14
Income Fund
       A Shares                                                             248
       B Shares                                                             245
       I Shares                                                             846
Total Return Bond Fund
       A Shares                                                              73
       B Shares                                                             205
       I Shares                                                             275
Colorado Tax-Free Fund
       A Shares                                                             413
       B Shares                                                             181
       I Shares                                                               6
Minnesota Tax-Free Fund
       A Shares                                                             443
       B Shares                                                             362
       I Shares                                                             103
Tax-Free Income Fund
       A Shares                                                             592
       B Shares                                                             231
       I Shares                                                             285
ValuGrowth Stock Fund
       A Shares                                                           1,178
       B Shares                                                             637
       I Shares                                                           1,087
Small Cap Opportunities Fund
       A Shares                                                              41
       B Shares                                                              23
       I Shares                                                              17
Contrarian Stock Fund
       A Shares                                                               5
       B Shares                                                               4
       I Shares                                                              88
Small Company Stock Fund
       A Shares                                                             569
       B Shares                                                             634
       I Shares                                                           1,832
Diversified Equity Fund
       A Shares                                                           1,148
       B Shares                                                           2,320
       I Shares                                                              14
Growth Equity Fund
       A Shares                                                             609
       B Shares                                                             915
       I Shares                                                              12

Large Company Growth Fund
       I Shares                                                              13
Small Company Growth Fund
       I Shares                                                              11
International Fund
       A Shares                                                             171
       B Shares                                                             197
       I Shares                                                              18

Income Equity Fund
       A Shares                                                           1,996
       B Shares                                                           2,616
       I Shares                                                              20
Index Fund
       I Shares                                                              13
Conservative Balanced Fund
       I Shares                                                              11
Moderate Balanced Fund
       I Shares                                                              13
Growth Balanced Fund
       I Shares                                                              13
Intermediate Government Income Fund
       A Shares                                                             475
       B Shares                                                             476
       I Shares                                                              18
Diversified Bond Fund
       I Shares                                                              14
Stable Income Fund
       A Shares                                                              71
       B Shares                                                              51
       I Shares                                                              15

ITEM 27. INDEMNIFICATION.

The general effect of Section 10.02 of Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of
Section 10.02 of Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

Registrant's Investment Advisory Agreements, Investment Subadvisory Agreements, Management and Distribution Agreements and Distribution Services Agreements provide that

Registrant's investment advisers and principal underwriter are protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the Management Agreement and Transfer Agency and Fund Accounting Agreement. Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under the Management and Distribution Agreements and Distribution Services Agreements between Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under those agreements. Registrant's transfer agent and fund accountant and certain related individuals are also provided with indemnification against various liabilities and expenses under the Transfer Agency and Fund Accounting Agreements between Registrant and the transfer agent and fund accountant; provided, however, that in no event shall the transfer agent, fund accountant or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

The preceding paragraph is modified in its entirety by the provisions of the Investment Advisory Agreements, Investment SubAdvisory Agreements, Management and Distribution Agreements, Distribution Services Agreements, Management Agreements, Transfer Agency Agreement and Fund Accounting Agreement of Registrant filed as Exhibits 5, 6, and 9 to Registrant's Registration Statement and incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

NORWEST INVESTMENT MANAGEMENT, INC.

The description of Norwest Investment Management, Inc., under the caption "Management-Advisor" or Management of the Funds-Norwest Investment Management" in each Prospectus and under the caption "Management-Adviser" or "Management -Investment Advisory Services-

Norwest Investment Management" in each Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

       James R. Campbell, Director, President and Chief Executive Officer, has held this position for the last two years. Mr. Campbell is also Executive Vice President of Norwest Corporation, Director and Chairman of Norwest Investment Advisors, Inc., and a Director of Flore Properties, Inc., Centennial Investment Corporation and Peregrine Capital Management, Inc., which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2056. Mr. Campbell is also a Director of a number of non-profit organizations located in Minneapolis, Minnesota. Within the last two years Mr. Campbell was a Director of Norwest Insurance, Inc. and Norwest Equipment Finance, Inc.

       Michael A. Graf, Controller and Cashier, also serves as Senior Vice President and Controller of Norwest Corporation.

       P. Jay Kiedrowski, Executive Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates since August 1987. Mr. Kiedrowski is also a Director and Chairman of the Board of Norwest Investment Management, Inc. and President of Norwest Investment Management, a part of Norwest.

       Scott A. Kisting, Director and Executive Vice President, is also a Director of Norwest Insurance, Inc., IntraWest Insurance Company and Fidelity National Life Insurance Company.

       William H. Queenan, Director, is also Executive Vice President of Norwest Corporation.

       John T. Thornton, Director, is also Executive Vice President and Chief Financial Officer of Norwest Corporation. Mr. Thornton is also a Director of Northern Prairie Indemnity, Limited, Grand Cayman, Cayman Islands, British West Indies, a Director of Norwest Capital Markets, Inc. Mr. Thornton is also a Director of Norwest Growth Fund, Inc., Norwest Venture Capital Management, Inc. and Norwest Equity Capital, Inc., and Director, President and Treasurer of Norwest Investors, Inc., and Director, President and CEO of Norwest Limited, Inc., all located at 2800 Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, MN
       54402. Mr. Thornton is also Director and President of Superior Guaranty Insurance Company and Norwest Holding Company, and a Director of Bettendorf Asset Management, Inc. Mr. Thornton is also a Director of Eau Claire Asset

       Management, Inc., Green Bay Asset Management, Inc., Iowa Asset Management, Inc., LaCrosse Asset Management, Inc., South Bend Asset Management, Inc., South Dakota Asset Management, Inc., Waupun Asset Management, Inc., all located at 100 West Commons Blvd., Suite 303, New Castle, DE 19720.

       Richard C. Westergaard, Executive Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates during the last two years. Mr.Westergaard is also a Director of Norwest Business Credit, Inc., Norwest Credit, Inc., First Interstate Equipment Finance, Inc. and R.D. Leasing, Inc. and a Director of Norwest Equipment Finance, Inc. and Commonwealth Leasing Corporation, located at Investors Building, 733 Marquette, Suite 300, Minneapolis, MN 55479-2048.

       Charles D. White, Senior Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates during the last two years. Mr. White is also Treasurer and Chief Financial Officer of Norwest Limited, Inc. Mr. White is also a Director of Bettendorf Asset Management, Inc., Eau Claire Asset Management, Inc., Green Bay Asset Management, Inc., IntraWest Asset Management, Inc., Iowa Asset Management, Inc., LaCrosse Asset Management, Inc., South Bend Asset Management, Inc., South Dakota Asset Management, Inc., and Waupun Asset Management, Inc., located at 100 West Commons Boulevard, Suite 303, New Castle, DE 19720.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.

The description of Schroder Capital Management International Inc. ("Schroder") under the caption "Management of the Funds - Investment Advisory Services - Schroder Capital Management International Inc." in the Prospectus and "Management-Investment Advisory Services" in the Statement of Additional Information relating to International Fund, Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

       David M. Salisbury. Chief Executive Officer, Director and Chairman of SCMI; Joint Chief Executive and Director of Schroder Ltd.

       Richard R. Foulkes. Deputy Chairman/Executive Vice President of SCMI.

       John A. Troiano. Managing Director and Senior Vice President of SCMI. Mr. Troiano is also a Director of Schroder Ltd.

       David Gibson. Senior Vice President and Director of SCMI. Director of Schroder Capital Management.

       John S. Ager. Senior Vice President and Director of SCMI.

       Sharon L. Haugh. Senior Vice President and Director of SCMI, Director and Chairman of Schroder Advisors Inc.

       Gavin D.L. Ralston. Senior Vice President and Managing Director of SCMI.

       Mark J. Smith. Senior Vice President and Director of SCMI.

       Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

       Jane P. Lucas. Senior Vice President and Director of SCMI; Director of Schroder Advisors Inc.; Director of Schroder Capital Management.

       C. John Govett. Director of SCMI; Group Managing Director of Schroder Ltd. And Director of Schroders plc.

       Phillipa J. Gould. Senior Vice President and Director of SCMI.

       Louise Croset. First Vice President and Director of SCMI.

       Abdallah Nauphal, Group Vice President and Director of SCMI.

CRESTONE CAPITAL MANAGEMENT, INC.

The description of Crestone Capital Management, Inc. ("Crestone") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Small Company Stock Fund" in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Crestone, including their business connections which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

       Kirk McCown, President and Director.

       Mark Steven Sunderhuse, Senior Vice President and Director.

       P. Jay Kiedrowski, Director. Mr. Kiedrowski is also President and Chairman of the Board of Norwest and an Executive Vice President of Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479.

       Steven P. Gianoli, Director. Mr. Gianoli is a Vice President of Norwest and Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479.

       Susan Koonsman, Director. Ms. Koonsman is President of Norwest Investments & Trust. Her address is 1740 Broadway, Denver, Colorado 80274.

PEREGRINE CAPITAL MANAGEMENT, INC.

The description of Peregrine Capital Management, Inc. ("Peregrine") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund in the Statement of Additional Information relating to Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

       James R. Campbell, Director. Mr. Campbell is President, Chief Executive Odfficer and a Director of Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479-0116

       Patricia D. Burns, Senior Vice President.

       Tasso H. Coin, Senior Vice President.

       John S. Dale, Senior Vice President.

       Julie M. Gerend, Senior Vice President. Prior to September, 1995, Ms. Gerend was Manager, Account Executive at Fidelity Institutional Retirement Services, Co.

       William D. Diese, Senior Vice President.

       Daniel J. Hagen, Vice President. Prior to May, 1996, Mr. Hagen was Managing Director of Piper Jaffray, Inc.

       Ronald G. Hoffman, Senior Vice President and Secretary.

       Frank T. Matthews, Vice President.

       Jeannine McCormick, Senior Vice President.

       Barbara K. McFadden, Senior Vice President.

       Robert B. Mersky, Chairman, President and Chief Executive Officer.

       Gary E. Nussbaum, Senior Vice President.

       James P. Ross, Vice President. Prior to November, 1996, Mr. Ross was Vice President of Norwest Bank.

       Jonathan L. Scharlau, Assistant Vice President.

       Jay H. Strohmaier, Senior Vice President. Prior to September, 1996, Mr. Strohmaier was Senior Vice President/Managed Accounts for Voyageur Asset Management.

       Paul E. von Kuster, Senior Vice President.

       Janelle M. Walter, Assistant Vice President.

       Paul R. Wurm, Senior Vice President.

       J. Daniel Vandermark, Vice President. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479-1013

GALLIARD CAPITAL MANAGEMENT, INC.

The description of Galliard Capital Management, Inc. ("Galliard") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Stable Income Fund, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund" in the Statement of Additional Information relating to the Stable Income Fund, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

       Peter Jay Kiedrowski, Chairman. Mr. Kiedrowski is President and Chief Executive Officer of NIM; Chairman of Crestone and Executive Vice President of Norwest Bank.

       Richard Merriam, Principal. Mr. Merriam is Chief Investment Officer of Insight Investment Management.

       John Caswell, Principal. Mr. Caswell is Chief Investment Officer of Norwest Bank, N.A.

       Karl Tourville, Principal. Mr. Tourville is Vice President/Head of Fixed Income of Norwest Bank.

       Laura Gideon, Senior Vice President of Marketing. Ms. Gideon is Vice President of Marketing for American Express.

       Leela Scattum, Vice President of Operations. Ms. Scattum is a Fund Accountant for Norwest Bank.

UNITED CAPITAL MANAGEMENT

The description of United Capital Management ("UCM") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Total return Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" in the Statement of Additional Information relating to the, Diversified Bond Fund, Total Return Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of UCM, including their business connections which are of a substantial nature. The address of UCM is 1700 Lincoln Street, Suite 3301, Denver, Colorado 80274 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

       W. Lon Schreur, President. Mr. Schreur is Senior Vice President of Norwest Bank Colorado, N.A..

       John T. Groton, Vice President. Mr. Groton is Vice President of Norwest Bank Colorado, N.A.

       David B. Kinney, Vice President. Mr. Kinney is Vice President of Norwest Bank Colorado, N.A.

       James C. Peery, Senior Vice President. Mr. Peery is Vice President of Norwest Bank Colorado, N.A.

       Leona F. Bennett, Vice President. Ms. Bennett is Vice President of Norwest Bank Colorado, N.A.

       Denise B. Johnson, Vice President. Mr. Johnson is Vice President of Norwest Bank Colorado, N.A.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, Forum Funds, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds, Sound Shore Fund, Inc. and Trans Adviser Funds, Inc.

(b) John Y. Keffer, President and Secretary of Forum Financial Services, Inc., is the Chairman and President of Registrant. David R. Keffer, Vice President and Treasurer of Forum Financial Services, Inc., is the Vice President, Assistant Treasurer and Assistant Secretary of Registrant. Their business address is Two Portland Square, Portland, Maine.

(c)    Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

The majority of accounts, books and other documents required to be maintained by 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc. at Two Portland Square, Portland, Maine 04101, at Forum Financial Corp., Two Portland Square, Portland, Maine 04101 and Forum Administrative Services, Limited Liability Company, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Registrant's investment advisers as indicated in the various prospectuses constituting Part A of this Registration Statement.

Additional records are maintained at the offices of Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, MN 55479-0040, Registrant's investment adviser, custodian and transfer agent.

ITEM 31. MANAGEMENT SERVICES.

Not Applicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(ii) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 11th day of July, 1997.

                                                 NORWEST FUNDS


                                                   /s/ John Y. Keffer
                                                   -------------------
                                                   John Y. Keffer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons on the 11th day of July, 1997.

             Signatures                             Title
             ----------                             -----

(a)  Principal Executive Officer


     /s/ John Y. Keffer                             Chairman and President
     ------------------
     John Y. Keffer

(b)  Principal Financial and Accounting Officer


     /s/ Robert B. Campbell                         Treasurer
     ----------------------
     Robert B. Campbell


(c)  A Majority of the Trustees

        Robert C. Brown                             Trustee
        Donald H. Burkhardt                         Trustee
        James C. Harris                             Trustee
        Richard M. Leach                            Trustee
        Donald C. Willeke                           Trustee
        Timothy J. Penny                            Trustee
        John S. McCune                              Trustee


     By: /s/ John Y. Keffer
        -------------------
        John Y. Keffer
        Attorney in Fact

                                      SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Funds to be signed in the City of Portland, State of Maine on the 11th day of July, 1997.

                                                    CORE TRUST (DELAWARE)

                                                    By: /s/ John Y. Keffer
                                                      ------------------
                                                       John Y. Keffer
                                                       President

This amendment to the Registration Statement of Norwest Funds has been signed below by the following persons in the capacities indicated on the 11th day of July, 1997.

    Signatures                                    Title
    ----------                                    -----

(a) Principal Executive Officer

    /s/ John Y. Keffer                            Chairman and President
    ---------------------------
    John Y. Keffer

(b) Principal Financial and Accounting Officer

    /s/ Richard C. Butt                           Treasurer,Principal Financial
    -------------------                           and Accounting Officer
    Richard C. Butt

(c) A Majority of the Trustees

    /s/ John Y. Keffer                            Chairman
    ------------------
    John Y. Keffer

    J. Michael Parish                             Trustee
    James C. Cheng                                Trustee
    Costas Azariadis                              Trustee

    By: /s/ John Y. Keffer
    ------------------
        John Y. Keffer
        Attorney in Fact

SIGNATURES

On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Funds to be signed in the City of New York, State of New York on the 2nd day of July, 1997.

                                                  SCHRODER CAPITAL FUNDS

                                                  By:/s/ Catherine A. Mazza
                                                     ----------------------
                                                     Catherine A. Mazza

This amendment to the Registration Statement of Norwest Funds has been signed below by the following persons in the capacities indicated on the 2nd day of July, 1997.

      Signatures                                     Title

(a)   Principal Executive Officer

      MARK J. SMITH

      By:/s/ Thomas G. Sheehan                       President
      ------------------------
             Thomas G. Sheehan, Attorney-in-Fact     and Trustee

(b)   Principal Financial and
      Accounting Officer

      ROBERT JACKOWITZ                               Treasurer

      By:/s/ Thomas G. Sheehan
         ---------------------
             Thomas G. Sheehan, Attorney-in-Fact

(c)   Majority of the Trustees

      PETER E. GUERNSEY                              Trustee
      JOHN I. HOWELL                                 Trustee
      HERMANN C. SCHWAB                              Trustee

      By: /s/ Thomas G. Sheehan
          ---------------------
              Thomas G. Sheehan
              Attorney-in-Fact

                                  INDEX TO EXHIBITS


                                                                    Sequential
Exhibit                                                              Page Number
-------                                                              -----------

5(a)     Form of Investment Advisory Agreement between
         Registrant and Norwest Investment Mangement, Inc.

5(e)     Form of Investment Sub-Advisory Agreement between
         Registrant and Galliard Capital Management International Inc.

5(f)     Form of Investment Sub-Advisory Agreement between
         Registrant and Peregrine Capital Management International Inc.

5(g)     Form of Investment Sub-Advisory Agreement between
         Registrant and United Capital Management